UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2016
State Farm Mutual Fund Trust
SEMI-ANNUAL REPORT
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Class A Shares
Class B Shares
Premier Shares
Legacy Class B Shares
Institutional Shares
Class R-1, R-2 and R-3 Shares
State Farm Equity Fund
State Farm Small/Mid Cap Equity Fund
State Farm International Equity Fund
State Farm S&P 500 Index Fund
State Farm Small Cap Index Fund
State Farm International Index Fund
State Farm Equity and Bond Fund
State Farm Bond Fund
State Farm Tax Advantaged Bond Fund
State Farm Money Market Fund
State Farm LifePath® Retirement Fund
State Farm LifePath 2020 Fund
State Farm LifePath 2030 Fund
State Farm LifePath 2040 Fund
State Farm LifePath 2050 Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

The Funds may send one copy of each annual report, semi-annual report, prospectus, and proxy statement to an address shared by more than one shareholder, a practice commonly referred to as “householding” delivery of these documents. If the Fund documents you receive are being householded but you would like to receive individual copies of these documents, contact us to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by calling us at 1-800-447-4930. We will begin sending individual copies within 30 days after we receive notice that you have revoked your consent.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to equities, fixed income, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each LifePath Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the LifePath Fund(s) is not guaranteed at any time, including at the target date.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for initial investment is $1,000 per Fund and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-4930 for assistance.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the Mutual Funds Response Center at 1-800-447-4930 for assistance.

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Mutual Funds Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Mutual Funds Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website at statefarm.com

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2016, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2.

Market Review

During the 6-month period ended June 30, 2016, the U.S. equity and fixed income markets achieved positive total returns while international equity markets generated mixed results.

U.S. equity markets (as represented by the S&P 500® Index3) began January with the worst 10-day start in the S&P 500 Index’s history, eventually finishing the month with a negative total return of –4.96%. U.S. equity markets declined again in early February, and after reaching a period closing price low of 1,829.08 on February 11, 2016, reversed course, staging an upward, albeit irregular march through the remainder of February and into April that saw the S&P 500 Index gain approximately 15%. This recovery was driven in part by stabilizing global economic conditions and a resurgence in oil prices, which helped U.S. equity markets climb again in late May through early June and realize a period closing price high of 2,119.12 on June 8, 2016. The S&P 500 Index ended the period at 2,098.86, but not before absorbing a volatile late-June swing following the United Kingdom’s “Brexit” referendum vote to leave the European Union (the “EU”).

The advance in the second half of the period offset the negative total returns realized in January and February, lifting the S&P 500 Index to a 3.84% total return, including dividends, for the 6-month period ended June 30, 2016.

As illustrated in the accompanying table, in addition to the 3.84% total return in large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 5.50% and 2.22%, respectively, for the 6-month period ended June 30, 2016.

Major Market Indices	Year-to-Date Total Return as of 6/30/2016
S&P 500 Index	3.84%
Russell Midcap Index	5.50%
Russell 2000 Index	2.22%
MSCI EAFE Free Index	-4.42%
MSCI All Country World Index ex-U.S. Index	-1.02%
MSCI Emerging Markets Index	6.41%
Barclays U.S. Aggregate Bond Index	5.31%
Barclays Municipal Bond Index	4.33%

For the period, international equity markets, as represented by the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index, posted total returns of –4.42%, –1.02% and 6.41%, respectively, in U.S. dollar terms. Within the MSCI EAFE Free Index, New Zealand was the strongest performing country, rising 18.12% in U.S. dollar terms. Meanwhile, Italy was the weakest performing country in that Index, declining –20.89% in U.S. dollar terms. After posting a –14.92% total return in calendar year 2015, emerging markets bounced back - benefiting in part from a rebound in commodity prices during the period - with that Index

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 33% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

posting a total return of 6.41% in U.S. dollar terms6. Peru and Brazil led emerging market countries with total returns of 50.13% and 46.34%, respectively, while Greece turned in the weakest emerging market performance with a –24.54% total return.

The U.S. equity market’s early-period declines and higher relative volatility came as investor fears reemerged, with plunging commodity prices and China’s slowing economic growth stoking speculation about a possible global recession. Also during this time period, U.S. corporate profits remained constrained as the relative strength of the U.S. dollar continued to provide a headwind for large-cap multinational companies. Despite this challenging environment, the U.S. economy managed to post a 1.1% increase to gross domestic product (GDP) during the first quarter (January - March) - its first increase during that particular reporting period in three years - as encouraging data from the consumer spending, services and housing sectors helped offset a pullback in manufacturing. Also, by mid-February certain global growth concerns appeared to ease and supply-and-demand fundamentals began to change for crude oil. As a result, oil prices rose from approximately $26/barrel in February to around $48/barrel at period end, eclipsing $50/barrel during June to mark the commodity’s first time above that price level in almost a year.

Central bank stimulus helped push U.S. and international equity markets higher in March, as the European Central Bank (ECB) announced, among other actions, that it would increase its fixed income asset purchases, while the Bank of Japan subsequently followed the ECB’s lead in moving toward a negative deposit rate. As the 6-month period progressed, more signs of stabilization appeared in the U.S. economy, including an unemployment rate that reached 4.7% in April, bettering February’s mark of 4.9%, which itself was the lowest level since 2007. In other encouraging news, as April neared its end, the current bull market rally - which began in March 2009 - entered its seventh year, making it the second longest bull market in history.

While negatively impacted by a disappointing May jobs report and renewed concerns around global growth, in late May and into June the markets were supported by the mostly positive economic data coming out of the U.S. As the 6-month period wound down, though, England’s June 23rd Brexit vote to leave the EU took investors by surprise - the S&P 500 Index dropped over 5% over two days - before the markets recovered and the Index finished the 6-month period in positive territory.

For the period, U.S. bond markets extended their gains recorded during the previous 1-year period ended December 31, 2015. Among major fixed income indices, during the 6-month period the Barclays U.S. Aggregate Bond Index and the Barclays Municipal Bond Index posted total returns of 5.31% and 4.33%, respectively, as price increases added to bond coupon income7.

Despite the tightening of monetary policy introduced in December 2015 by the Federal Reserve’s (the “Fed”) first interest rate increase in almost 10 years, U.S. Treasury yields were kept in check throughout the period. As the chart below shows, after beginning January at a period high of 2.27%, 10-year U.S. Treasury yields declined through early February. Through the remainder of the period, 10-year U.S. Treasury yields made a series of up-and-down movements on changing views of inflation expectations and potential Fed actions - hovering just above historic lows after the late-June Brexit vote - before finding a period low of 1.46% (June 27 & 28) and settling at 1.49% to end the period. Yields on 2-year U.S. Treasuries charted a similar course, beginning the calendar year at a period high of 1.06% before closing June at a period low of 0.58%. Meanwhile, following on the heels of the Fed’s 0.25% rate increase in December 2015, 3-month U.S. Treasury yields began January at a period low of 0.16%. Through the remainder of the period, 3-month Treasury yields tracked between that starting-point low and a high of 0.36% (March 2) before finishing the 6-month period at 0.26%8.

6	Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2016, the MSCI ACWI ex- U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Source: Barclays Inc. The Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

8	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Economic uncertainty and equity market volatility drove investors into U.S. Treasuries early in 2016, and additional easy monetary policy measures implemented by foreign central banks - as well as the uncertainty caused by England’s June Brexit vote - continued to make these securities and other U.S. fixed income instruments relatively attractive investments through June 30, 2016.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2016, through December 31, 2016, in the State Farm Mutual Fund Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 7 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 6.54% allocation to the JPMorgan Tax Free Money Market Fund.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Retirement Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2020 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm LifePath 2030 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2040 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2050 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Premier, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,009.81	1.15%	$5.75
Class B Shares	$1,000.00	$1,005.48	1.85%	$9.22
Premier Shares[3]	$1,000.00	$1,009.39	1.12%	$5.60
Legacy Class B Shares	$1,000.00	$1,008.37	1.55%	$7.74
Institutional Shares	$1,000.00	$1,010.85	0.90%	$4.50
Class R-1 Shares	$1,000.00	$1,007.63	1.47%	$7.34
Class R-2 Shares	$1,000.00	$1,008.73	1.27%	$6.34
Class R-3 Shares	$1,000.00	$1,009.74	0.97%	$4.85

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.14	1.15%	$5.77
Class B Shares	$1,000.00	$1,015.66	1.85%	$9.27
Premier Shares[3]	$1,000.00	$1,019.29	1.12%	$5.62
Legacy Class B Shares	$1,000.00	$1,017.16	1.55%	$7.77
Institutional Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class R-1 Shares	$1,000.00	$1,017.55	1.47%	$7.37
Class R-2 Shares	$1,000.00	$1,018.55	1.27%	$6.37
Class R-3 Shares	$1,000.00	$1,020.04	0.97%	$4.87

State Farm Small/Mid Cap Equity Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,003.71	1.39%	$6.92
Class B Shares	$1,000.00	$1,001.00	2.09%	$10.40
Premier Shares[3]	$1,000.00	$1,003.79	1.36%	$6.78
Legacy Class B Shares	$1,000.00	$1,002.06	1.79%	$8.91
Institutional Shares	$1,000.00	$1,006.32	1.14%	$5.69
Class R-1 Shares	$1,000.00	$1,002.94	1.71%	$8.52
Class R-2 Shares	$1,000.00	$1,003.81	1.51%	$7.52
Class R-3 Shares	$1,000.00	$1,005.48	1.21%	$6.03

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.95	1.39%	$6.97
Class B Shares	$1,000.00	$1,014.47	2.09%	$10.47
Premier Shares[3]	$1,000.00	$1,018.10	1.36%	$6.82
Legacy Class B Shares	$1,000.00	$1,015.96	1.79%	$8.97
Institutional Shares	$1,000.00	$1,019.19	1.14%	$5.72
Class R-1 Shares	$1,000.00	$1,016.36	1.71%	$8.57
Class R-2 Shares	$1,000.00	$1,017.35	1.51%	$7.57
Class R-3 Shares	$1,000.00	$1,018.85	1.21%	$6.07

State Farm International Equity Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$959.24	1.50%	$7.31
Class B Shares	$1,000.00	$956.52	2.20%	$10.70
Premier Shares[3]	$1,000.00	$959.62	1.48%	$7.21
Legacy Class B Shares	$1,000.00	$958.06	1.90%	$9.25
Institutional Shares	$1,000.00	$960.53	1.25%	$6.09
Class R-1 Shares	$1,000.00	$958.02	1.82%	$8.86
Class R-2 Shares	$1,000.00	$959.20	1.62%	$7.89
Class R-3 Shares	$1,000.00	$960.53	1.32%	$6.43

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.40	1.50%	$7.52
Class B Shares	$1,000.00	$1,013.92	2.20%	$11.02
Premier Shares[3]	$1,000.00	$1,017.50	1.48%	$7.42
Legacy Class B Shares	$1,000.00	$1,015.42	1.90%	$9.52
Institutional Shares	$1,000.00	$1,018.65	1.25%	$6.27
Class R-1 Shares	$1,000.00	$1,015.81	1.82%	$9.12
Class R-2 Shares	$1,000.00	$1,016.81	1.62%	$8.12
Class R-3 Shares	$1,000.00	$1,018.30	1.32%	$6.62

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,034.48	0.70%	$3.54
Class B Shares	$1,000.00	$1,031.01	1.40%	$7.07
Premier Shares[3]	$1,000.00	$1,034.93	0.68%	$3.44
Legacy Class B Shares	$1,000.00	$1,032.67	1.10%	$5.56
Institutional Shares	$1,000.00	$1,035.46	0.45%	$2.28
Class R-1 Shares	$1,000.00	$1,033.03	1.02%	$5.16
Class R-2 Shares	$1,000.00	$1,033.88	0.82%	$4.15
Class R-3 Shares	$1,000.00	$1,035.53	0.52%	$2.63

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.38	0.70%	$3.52
Class B Shares	$1,000.00	$1,017.90	1.40%	$7.02
Premier Shares[3]	$1,000.00	$1,021.48	0.68%	$3.42
Legacy Class B Shares	$1,000.00	$1,019.39	1.10%	$5.52
Institutional Shares	$1,000.00	$1,022.63	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,019.79	1.02%	$5.12
Class R-2 Shares	$1,000.00	$1,020.79	0.82%	$4.12
Class R-3 Shares	$1,000.00	$1,022.28	0.52%	$2.61

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,017.91	0.85%	$4.26
Class B Shares	$1,000.00	$1,014.83	1.41%	$7.06
Premier Shares[3]	$1,000.00	$1,018.08	0.84%	$4.21
Legacy Class B Shares	$1,000.00	$1,015.66	1.26%	$6.31
Institutional Shares	$1,000.00	$1,019.15	0.61%	$3.06
Class R-1 Shares	$1,000.00	$1,015.87	1.18%	$5.91
Class R-2 Shares	$1,000.00	$1,017.22	0.98%	$4.92
Class R-3 Shares	$1,000.00	$1,018.46	0.68%	$3.41

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.64	0.85%	$4.27
Class B Shares	$1,000.00	$1,017.85	1.41%	$7.07
Premier Shares[3]	$1,000.00	$1,020.69	0.84%	$4.22
Legacy Class B Shares	$1,000.00	$1,018.60	1.26%	$6.32
Institutional Shares	$1,000.00	$1,021.83	0.61%	$3.07
Class R-1 Shares	$1,000.00	$1,019.00	1.18%	$5.92
Class R-2 Shares	$1,000.00	$1,019.99	0.98%	$4.92
Class R-3 Shares	$1,000.00	$1,021.48	0.68%	$3.42

State Farm International Index Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$961.92	1.07%	$5.22
Class B Shares	$1,000.00	$958.41	1.77%	$8.62
Premier Shares[3]	$1,000.00	$961.89	1.04%	$5.07
Legacy Class B Shares	$1,000.00	$959.42	1.47%	$7.16
Institutional Shares	$1,000.00	$962.90	0.82%	$4.00
Class R-1 Shares	$1,000.00	$961.09	1.38%	$6.73
Class R-2 Shares	$1,000.00	$960.94	1.18%	$5.75
Class R-3 Shares	$1,000.00	$962.93	0.89%	$4.34

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.54	1.07%	$5.37
Class B Shares	$1,000.00	$1,016.06	1.77%	$8.87
Premier Shares[3]	$1,000.00	$1,019.69	1.04%	$5.22
Legacy Class B Shares	$1,000.00	$1,017.55	1.47%	$7.37
Institutional Shares	$1,000.00	$1,020.79	0.82%	$4.12
Class R-1 Shares	$1,000.00	$1,018.00	1.38%	$6.92
Class R-2 Shares	$1,000.00	$1,019.00	1.18%	$5.92
Class R-3 Shares	$1,000.00	$1,020.44	0.89%	$4.47

State Farm Equity and Bond Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,029.18	0.25%	$1.26
Class B Shares	$1,000.00	$1,024.87	0.95%	$4.78
Premier Shares[4]	$1,000.00	$1,028.33	0.22%	$1.11
Legacy Class B Shares	$1,000.00	$1,026.97	0.65%	$3.28
Institutional Shares	$1,000.00	$1,030.53	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,027.38	0.57%	$2.87
Class R-2 Shares	$1,000.00	$1,029.13	0.37%	$1.87
Class R-3 Shares	$1,000.00	$1,030.58	0.07%	$0.35

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,023.62	0.25%	$1.26
Class B Shares	$1,000.00	$1,020.14	0.95%	$4.77
Premier Shares[4]	$1,000.00	$1,023.77	0.22%	$1.11
Legacy Class B Shares	$1,000.00	$1,021.63	0.65%	$3.27
Institutional Shares	$1,000.00	$1,024.86	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,022.03	0.57%	$2.87
Class R-2 Shares	$1,000.00	$1,023.02	0.37%	$1.86
Class R-3 Shares	$1,000.00	$1,024.52	0.07%	$0.35

State Farm Bond Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,057.03	0.65%	$3.32
Class B Shares	$1,000.00	$1,054.94	1.05%	$5.36
Premier Shares[3]	$1,000.00	$1,057.04	0.60%	$3.07
Legacy Class B Shares	$1,000.00	$1,053.96	1.05%	$5.36
Institutional Shares	$1,000.00	$1,057.39	0.40%	$2.05
Class R-1 Shares	$1,000.00	$1,055.32	0.97%	$4.96
Class R-2 Shares	$1,000.00	$1,056.41	0.77%	$3.94
Class R-3 Shares	$1,000.00	$1,056.98	0.47%	$2.40

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.63	0.65%	$3.27
Class B Shares	$1,000.00	$1,019.64	1.05%	$5.27
Premier Shares[3]	$1,000.00	$1,021.88	0.60%	$3.02
Legacy Class B Shares	$1,000.00	$1,019.64	1.05%	$5.27
Institutional Shares	$1,000.00	$1,022.87	0.40%	$2.01
Class R-1 Shares	$1,000.00	$1,020.04	0.97%	$4.87
Class R-2 Shares	$1,000.00	$1,021.03	0.77%	$3.87
Class R-3 Shares	$1,000.00	$1,022.53	0.47%	$2.36

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,035.55	0.66%	$3.34
Class B Shares	$1,000.00	$1,034.04	1.06%	$5.36
Premier Shares[3]	$1,000.00	$1,036.30	0.60%	$3.04
Legacy Class B Shares	$1,000.00	$1,034.78	1.06%	$5.36

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.58	0.66%	$3.32
Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32
Premier Shares[3]	$1,000.00	$1,021.88	0.60%	$3.02
Legacy Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32

State Farm Money Market Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.33%	$1.64
Class B Shares	$1,000.00	$1,000.00	0.33%	$1.64
Premier Shares[5]	$1,000.00	$1,000.00	0.32%	$1.59
Legacy Class B Shares	$1,000.00	$1,000.00	0.33%	$1.64
Institutional Shares	$1,000.00	$1,000.02	0.32%	$1.59
Class R-1 Shares	$1,000.00	$1,000.00	0.33%	$1.64
Class R-2 Shares	$1,000.00	$1,000.00	0.33%	$1.64
Class R-3 Shares	$1,000.00	$1,000.01	0.32%	$1.59

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,023.22	0.33%	$1.66
Class B Shares	$1,000.00	$1,023.22	0.33%	$1.66
Premier Shares[5]	$1,000.00	$1,023.27	0.32%	$1.61
Legacy Class B Shares	$1,000.00	$1,023.22	0.33%	$1.66
Institutional Shares	$1,000.00	$1,023.27	0.32%	$1.61
Class R-1 Shares	$1,000.00	$1,023.22	0.33%	$1.66
Class R-2 Shares	$1,000.00	$1,023.22	0.33%	$1.66
Class R-3 Shares	$1,000.00	$1,023.27	0.32%	$1.61

State Farm LifePath Retirement Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,040.37	0.81%	$4.11
Class B Shares	$1,000.00	$1,037.45	1.51%	$7.65
Premier Shares[3]	$1,000.00	$1,041.71	0.76%	$3.86
Legacy Class B Shares	$1,000.00	$1,038.63	1.21%	$6.13
Institutional Shares	$1,000.00	$1,042.39	0.56%	$2.84
Class R-1 Shares	$1,000.00	$1,038.57	1.13%	$5.73
Class R-2 Shares	$1,000.00	$1,040.32	0.93%	$4.72
Class R-3 Shares	$1,000.00	$1,041.25	0.63%	$3.20

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.84	0.81%	$4.07
Class B Shares	$1,000.00	$1,017.35	1.51%	$7.57
Premier Shares[3]	$1,000.00	$1,021.08	0.76%	$3.82
Legacy Class B Shares	$1,000.00	$1,018.85	1.21%	$6.07
Institutional Shares	$1,000.00	$1,022.08	0.56%	$2.82
Class R-1 Shares	$1,000.00	$1,019.24	1.13%	$5.67
Class R-2 Shares	$1,000.00	$1,020.24	0.93%	$4.67
Class R-3 Shares	$1,000.00	$1,021.73	0.63%	$3.17

State Farm LifePath 2020 Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,039.06	0.80%	$4.06
Class B Shares	$1,000.00	$1,035.56	1.50%	$7.59
Premier Shares[3]	$1,000.00	$1,039.17	0.76%	$3.85
Legacy Class B Shares	$1,000.00	$1,036.68	1.20%	$6.08
Institutional Shares	$1,000.00	$1,040.41	0.55%	$2.79
Class R-1 Shares	$1,000.00	$1,037.75	1.12%	$5.67
Class R-2 Shares	$1,000.00	$1,038.46	0.92%	$4.66
Class R-3 Shares	$1,000.00	$1,039.74	0.62%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.89	0.80%	$4.02
Class B Shares	$1,000.00	$1,017.40	1.50%	$7.52
Premier Shares[3]	$1,000.00	$1,021.08	0.76%	$3.82
Legacy Class B Shares	$1,000.00	$1,018.90	1.20%	$6.02
Institutional Shares	$1,000.00	$1,022.13	0.55%	$2.77
Class R-1 Shares	$1,000.00	$1,019.29	1.12%	$5.62
Class R-2 Shares	$1,000.00	$1,020.29	0.92%	$4.62
Class R-3 Shares	$1,000.00	$1,021.78	0.62%	$3.12

State Farm LifePath 2030 Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,035.21	0.80%	$4.05
Class B Shares	$1,000.00	$1,034.63	1.00%	$5.06
Premier Shares[3]	$1,000.00	$1,035.84	0.76%	$3.85
Legacy Class B Shares	$1,000.00	$1,033.61	1.20%	$6.07
Institutional Shares	$1,000.00	$1,036.36	0.55%	$2.78
Class R-1 Shares	$1,000.00	$1,033.97	1.12%	$5.66
Class R-2 Shares	$1,000.00	$1,034.56	0.92%	$4.65
Class R-3 Shares	$1,000.00	$1,037.04	0.62%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.89	0.80%	$4.02
Class B Shares	$1,000.00	$1,019.89	1.00%	$5.02
Premier Shares[3]	$1,000.00	$1,021.08	0.76%	$3.82
Legacy Class B Shares	$1,000.00	$1,018.90	1.20%	$6.02
Institutional Shares	$1,000.00	$1,022.13	0.55%	$2.77
Class R-1 Shares	$1,000.00	$1,019.29	1.12%	$5.62
Class R-2 Shares	$1,000.00	$1,020.29	0.92%	$4.62
Class R-3 Shares	$1,000.00	$1,021.78	0.62%	$3.12

State Farm LifePath 2040 Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,032.02	0.81%	$4.09
Class B Shares	$1,000.00	$1,030.78	1.01%	$5.10
Premier Shares[3]	$1,000.00	$1,031.89	0.78%	$3.94
Legacy Class B Shares	$1,000.00	$1,030.41	1.21%	$6.11
Institutional Shares	$1,000.00	$1,033.09	0.56%	$2.83
Class R-1 Shares	$1,000.00	$1,030.12	1.13%	$5.70
Class R-2 Shares	$1,000.00	$1,031.34	0.93%	$4.70
Class R-3 Shares	$1,000.00	$1,032.73	0.63%	$3.18

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.84	0.81%	$4.07
Class B Shares	$1,000.00	$1,019.84	1.01%	$5.07
Premier Shares[3]	$1,000.00	$1,020.98	0.78%	$3.92
Legacy Class B Shares	$1,000.00	$1,018.85	1.21%	$6.07
Institutional Shares	$1,000.00	$1,022.08	0.56%	$2.82
Class R-1 Shares	$1,000.00	$1,019.24	1.13%	$5.67
Class R-2 Shares	$1,000.00	$1,020.24	0.93%	$4.67
Class R-3 Shares	$1,000.00	$1,021.73	0.63%	$3.17

State Farm LifePath 2050 Fund2

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[1]
Actual
Class A Shares	$1,000.00	$1,030.82	0.84%	$4.24
Premier Shares[6]	$1,000.00	$1,028.77	0.73%	$3.68
Class R-1 Shares	$1,000.00	$1,028.74	1.16%	$5.85
Class R-2 Shares	$1,000.00	$1,029.70	0.96%	$4.84

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.69	0.84%	$4.22
Premier Shares[6]	$1,000.00	$1,021.23	0.73%	$3.67
Class R-1 Shares	$1,000.00	$1,019.10	1.16%	$5.82
Class R-2 Shares	$1,000.00	$1,020.09	0.96%	$4.82

1	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	The expense examples do not reflect acquired fund fees and expenses.

3	Effective May 23, 2016, Legacy Class A Shares were renamed Premier Shares. Effective May 21, 2016, the shareholder servicing fee for the Premier Shares for all Funds, except the State Farm Equity and Bond Fund, State Farm Money Market Fund, and State Farm LifePath 2050 Fund, was reduced by 10 basis points. The restated examples below reflect expenses as if that reduction had been in place during the entire period from January 1, 2016 to June 30, 2016 as follows:

Premier Shares

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual
State Farm Equity Fund	$1,000.00	$1,009.60	1.08%	$5.40
State Farm Small/Mid Cap Equity Fund	$1,000.00	$1,003.99	1.32%	$6.58
State Farm International Equity Fund	$1,000.00	$959.82	1.44%	$7.02
State Farm S&P 500 Fund	$1,000.00	$1,035.13	0.64%	$3.24
State Farm Small Cap Index Fund	$1,000.00	$1,018.28	0.80%	$4.01
State Farm International Index Fund	$1,000.00	$962.08	1.00%	$4.88
State Farm Bond Fund	$1,000.00	$1,057.25	0.56%	$2.86
State Farm Tax Advantaged Bond Fund	$1,000.00	$1,036.51	0.56%	$2.84
State Farm LifePath Retirement Fund**	$1,000.00	$1,041.92	0.72%	$3.66
State Farm LifePath 2020 Fund**	$1,000.00	$1,039.38	0.72%	$3.65
State Farm LifePath 2030 Fund**	$1,000.00	$1,036.05	0.72%	$3.64
State Farm LifePath 2040 Fund**	$1,000.00	$1,032.09	0.74%	$3.74

Hypothetical (5% return before expenses)
State Farm Equity Fund	$1,000.00	$1,019.49	1.08%	$5.42
State Farm Small/Mid Cap Equity Fund	$1,000.00	$1,018.30	1.32%	$6.62
State Farm International Equity Fund	$1,000.00	$1,017.70	1.44%	$7.22
State Farm S&P 500 Fund	$1,000.00	$1,021.68	0.64%	$3.22
State Farm Small Cap Index Fund	$1,000.00	$1,020.89	0.80%	$4.02
State Farm International Index Fund	$1,000.00	$1,019.89	1.00%	$5.02
State Farm Bond Fund	$1,000.00	$1,022.08	0.56%	$2.82
State Farm Tax Advantaged Bond Fund	$1,000.00	$1,022.08	0.56%	$2.82
State Farm LifePath Retirement Fund**	$1,000.00	$1,021.28	0.72%	$3.62
State Farm LifePath 2020 Fund**	$1,000.00	$1,021.28	0.72%	$3.62
State Farm LifePath 2030 Fund**	$1,000.00	$1,021.28	0.72%	$3.62
State Farm LifePath 2040 Fund**	$1,000.00	$1,021.18	0.74%	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

**	The expense examples do not reflect acquired fund fees and expenses.

4	Effective May 23, 2016, Legacy Class A Shares were renamed Premier Shares. Effective May 21, 2016, State Farm Investment Management Corp. agreed to waive fees in the amount of 10 basis points of the average daily net assets of the Premier Shares. The restated example reflects expenses as if the waiver had been in place during the entire period from January 1, 2016 to June 30, 2016 as follows:

State Farm Equity and Bond Fund**

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual
Premier Shares	$1,000.00	$1,028.53	0.18%	$0.91

Hypothetical (5% return before expenses)
Premier Shares	$1,000.00	$1,023.97	0.18%	$0.91

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

**	The expense examples do not reflect acquired fund fees and expenses.

5	Effective May 23, 2016, Legacy Class A Shares were renamed Premier Shares.

6	For all data, the period for Premier Shares is from the effective date on May 23, 2016 to June 30, 2016.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 17, 2016, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, LLC (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”), the State Farm Small Cap Index Fund (the “Small Cap Index Fund”), the State Farm International Index Fund (the “International Index Fund”), the State Farm LifePath Retirement Fund (the “LifePath Retirement Fund”), the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”), the State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”), the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) and the State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”). Together, the sub-advisory agreements between SFIMC and Westwood, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for eleven of Mutual Fund Trust’s Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The eleven sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	BlackRock
International Index Fund	BlackRock
LifePath Retirement Fund	BlackRock
LifePath 2020 Fund	BlackRock
LifePath 2030 Fund	BlackRock
LifePath 2040 Fund	BlackRock
LifePath 2050 Fund	BlackRock

Prior to the June 17, 2016 meeting, independent legal counsel to the Independent Trustees sent Westwood, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 17th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust also reviewed contract review materials at meetings held on March 18, 2016 and May 24, 2016, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the

Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as the returns of one or more appropriate Morningstar Category Average composite(s), which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (one-, three-, five-and 10-year periods), which periods end March 31, 2016.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund, including as compared to its applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of the Equity Fund lagged during the ten-year time period because of a change in the way the Equity Fund was managed during the period and because of the performance of a previous sub-adviser to the Equity Fund. SFIMC management explained to the Board that the Equity Fund ranked in the top quartile of its Morningstar Category Average composite for the three-year period. A lower quartile ranking equates to higher relative performance. The Board considered the performance of the Small/Mid Cap Equity Fund, which lagged during the three-year period. SFIMC management explained that over the three-year period the difference in performance between the Small/Mid Cap Equity Fund and a fund in the third quartile of the Morningstar Category Average composite was only 0.49% on an annual basis. The Board also noted that the Fund had better performance, ranking in the third quartile, for the one-,five-, and 10-year periods. The Board considered the performance of the International Equity Fund, including as compared to applicable Morningstar Category Average composite, and determined that the Fund’s relative performance had improved compared to last year. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund outperformed its applicable Morningstar Category Average composite over the one-, three-, five- and 10-year time frames. The performance of the Bond Fund surpassed its applicable Morningstar Category Average composite over the one- and three-year time frames, and the performance of the Bond Fund was in the third quartile compared to its applicable Morningstar Category Average composite over the five- and ten-year time frames. The performance of the Money Market Fund was competitive with this Fund’s benchmark and the narrow performance range of its Morningstar Category Average composite. The Board considered that the performance of the Equity and Bond Fund, noting that compared to its Morningstar Category Average composite the Fund ranked in the top quartile for the one-, three- and five-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three-, five- and ten-year periods. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. SFIMC management explained to the Board that the performance of the LifePath 2030 Fund and the LifePath 2040 Fund lagged over the 10-year period as a result of the Funds’ relative lower allocation to U.S. equity securities. The Board also considered SFIMC’s explanation that the change made to the LifePath Funds’ glide paths in November 2014 to increase the allocation to equities had improved the LifePath Funds’ relative performance as a whole. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses within those peer groups. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated.

The Board considered that the net total expenses of each Fund within Mutual Fund Trust, except the S&P 500 Index Fund and the Small Cap Index Fund, had ranked in one of the top three quartiles of its respective peer groups. The Board then considered that the S&P 500 Index Fund and the Small Cap Index Fund had ranked in the bottom quartile of their respective peer groups. The Board considered that the net total expenses of these two Funds were only 0.10% and 0.12%, respectively, higher than the net total expenses of a peer fund in the third quartile. Furthermore, SFIMC management explained to the Board that effective May 1, 2016, the management fees for the S&P 500 Index Fund and the Small Cap Index Fund decreased by 0.07% and 0.20%, respectively, resulting in a significant decrease in net total expenses of these two Funds. The Board similarly noted the relative improvement of net total expenses for the LifePath Funds that occurred as a result of the de-spoking transaction that took place in November 2015. Considering all this information and other information provided by SFIMC, the Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets of a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board also considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. Breakpoints are reductions in the level of advisory or sub-advisory fees as the level of assets within a Fund grows. The Board considered that these breakpoints can lead to economies of scale for Fund shareholders as Fund assets increase. The Board also noted that, to achieve certain breakpoints, assets of certain Funds would be aggregated with assets of mutual funds from another trust advised by SFIMC.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. The Board noted that BlackRock, as sub-adviser, may select a broker that is an affiliated person of BlackRock to execute securities transactions for the Funds sub-advised by BlackRock. When this occurs, a Fund sub-advised by BlackRock will pay brokerage commissions to an affiliated person of BlackRock. Other than potentially paying brokerage commissions to an affiliated person of BlackRock, SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC or a Sub-Adviser (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because other than noted above these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to minimize conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2017, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2017.

Board Approval of Investment Sub-Advisory Agreement

Effective December 1, 2006, Rainier Investment Management, LLC (formerly known as Rainier Investment Management, Inc.) was appointed as an investment sub-adviser to a portion of the Small/Mid Cap Equity Fund series of State Farm Mutual Fund Trust (the “Trust”). The other investment sub-adviser to the Small/Mid Cap Equity Fund is Bridgeway Capital Management, Inc. The sub-advisory agreement between the Trust, State Farm Investment Management Corp. (the “Manager”) and Rainier Investment Management, LLC (“Rainier”) (the “Rainier Sub-Advisory Agreement”) was terminated effective April 30, 2016.

Before April 30, 2016, the outstanding voting securities of Rainier were wholly owned by multiple individuals who were employed by Rainier. Effective April 30, 2016, Manning and Napier Group, LLC acquired a majority of the outstanding voting securities of Rainier (the “Manning and Napier Transaction”) and determined not to rename Rainier. The Manning and Napier Transaction resulted in a change of control of Rainier. Under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), a change in control of an investment sub-adviser results in the automatic termination of the investment sub-advisory agreement; consequently, upon the close of the Manning and Napier Transaction on April 30, 2016, the Rainier Sub-Advisory Agreement was automatically terminated. Beginning April 30, 2016, Rainier, as an entity a majority of whose outstanding voting securities are owned by Manning and Napier Group, LLC (“New Rainier”), has served as investment sub-adviser to a portion of the Trust’s Small/Mid Cap Equity Fund because effective as of that date the Trust, the Manager and New Rainier entered into a Sub-Advisory Agreement (referred to as the “New Rainier Sub-Advisory Agreement”) in a form substantially similar to the previously effective version of the Rainier Sub-Advisory Agreement that terminated April 30, 2016.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on March 18, 2016 (the “Meeting”), all of the Trustees present, constituting the entire Board, including all of those Trustees present who were not “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), voted unanimously to, among other things, approve the New Rainier Sub-Advisory Agreement. In connection with that approval, the Manager provided the Board with information that the Manager believed would be useful to the Board in evaluating whether to approve the New Rainier Sub-Advisory Agreement. In addition, the Board received and reviewed a memorandum from the legal counsel to the Trust and their Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering these actions.

The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the New Rainier Sub-Advisory Agreement are discussed separately below.

Investment Performance

The Manager explained to the Board that, after the closing of the Manning and Napier Transaction, the same Rainier portfolio managers employing the same investment strategies would continue to serve as portfolio managers to Rainier’s portion of the Small/Mid Cap Equity Fund. After the closing of the Manning and Napier Transaction, the portfolio managers for the Small/Mid Cap Equity Fund will be employed by New Rainier. Therefore, the Board determined that Rainier’s performance as sub-adviser to the Small/Mid Cap Equity Fund was relevant to the Board’s consideration of the New Rainier Sub-Advisory Agreement because it was reasonable to expect similar performance results by New Rainier. The Board reviewed its previous consideration of the Small/Mid Cap Equity Fund’s investment performance, which consideration occurred at the Board’s regular meeting on June 12, 2015 (the date that the Board last approved the continuation of the original “Rainier Sub-Advisory Agreement”). Among other things, the Board had examined at that time the year-to-date, one-, three-, five-, and ten-year performance of Rainier’s portion of the Small/Mid Cap Equity Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. The Board had concluded at that time that the performance of the Small/Mid Cap Equity Fund generally was acceptable in light of all circumstances. After considering this information, the Board concluded that it is likely that New Rainier may be expected to produce similar performance results for New Rainier’s portion of the Small/Mid Cap Equity Fund.

Fees and Expenses

The Board considered the costs of the services proposed to be provided by New Rainier. The Board first noted that there were no changes proposed in the sub-advisory fees and that, at its regular meeting on June 12, 2015, the Board had concluded that the overall fees charged by Rainier for providing services to the Small/Mid Cap Equity Fund were competitive. The Board also considered that the overall costs to the shareholders of the Small/Mid Cap Equity Fund would not change as a result of the New Rainier Sub-Advisory Agreement because the Manager was solely responsible for the payment of the sub-advisory fees. After considering this information, the Board concluded that the proposed sub-advisory fees to be paid to New Rainier pursuant to the New Rainier Sub-Advisory Agreement were reasonable and would be in the best interests of the Fund’s shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the sub-advisory services proposed to be provided by New Rainier to the Small/ Mid Cap Equity Fund. The Board had considered the make-up, education and experience of the team that will be responsible for managing the Small/Mid Cap Equity Fund at New Rainier, and noted that the team will remain the same. After considering all of this information, the Board concluded that New Rainier should have more than sufficient resources and expertise to sub-advise the Small/ Mid Cap Equity Fund, and that New Rainier would be able to provide satisfactory services to the Trust. The Board also considered the view of the Trust’s Chief Compliance Officer that the compliance policies and procedures of New Rainier were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Because the Manager’s investment advisory fees charged to the Small/Mid Cap Equity Fund currently do not include breakpoints, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve the New Rainier Sub-Advisory Agreement.

The Board next discussed whether New Rainier will derive any other direct or indirect benefits from serving as investment sub-adviser to the Small/Mid Cap Equity Fund. The Manager indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that New Rainier (and its respective affiliates,) receive (or would receive) for providing various services to the Small/Mid Cap Equity Fund. The Board concluded the ancillary or so-called “fallout” benefits New Rainier may receive in managing the assets of the Small/Mid Cap Equity Fund will not prevent New Rainier from appropriately managing the assets of the Small/Mid Cap Equity Fund.

Action Taken

Based on the Board’s deliberations and its evaluation of the recommendations of the Manager and the information provided by the Manager, the Board, including all of the Independent Trustees present at the Meeting, unanimously approved the New Rainier Sub-Advisory Agreement to become effective April 30, 2016, the closing of the Manning and Napier Transaction.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.26%)
Consumer Discretionary (15.62%)
Amazon.com Inc. (a)	8,300	$5,939,646
AutoZone Inc. (a)	4,000	3,175,360
CBS Corp. Class B	50,000	2,722,000
Comcast Corp. Class A	156,200	10,182,678
Darden Restaurants Inc.	42,400	2,685,616
Foot Locker Inc.	43,100	2,364,466
Home Depot Inc., The	67,100	8,567,999
L Brands Inc.	28,700	1,926,631
Lear Corp.	23,000	2,340,480
Lowe’s Companies Inc.	35,100	2,778,867
Michael Kors Holdings Ltd. (a)	65,100	3,221,148
Netflix Inc. (a)	27,900	2,552,292
NIKE Inc. Class B	45,000	2,484,000
O’Reilly Automotive Inc. (a)	21,400	5,801,540
Ross Stores Inc.	52,300	2,964,887
Scripps Networks Interactive Class A	44,000	2,739,880
Skechers U.S.A. Inc. Class A (a)	85,600	2,544,032
Time Warner Inc.	70,800	5,206,632
Ulta Salon, Cosmetics & Fragrance Inc. (a)	33,400	8,137,576
Under Armour Inc. Class A (a)	43,200	1,733,616
Under Armour Inc. Class C (a)	43,507	1,583,641
VF Corp.	80,400	4,943,796

		86,596,783

Consumer Staples (13.07%)
Clorox Co., The	21,500	2,975,385
Colgate-Palmolive Co.	83,600	6,119,520
Constellation Brands Inc. Class A	24,800	4,101,920
CVS Health Corp.	83,200	7,965,568
Estee Lauder Companies Inc. Class A, The	15,000	1,365,300
General Mills Inc.	62,900	4,486,028
Hormel Foods Corp.	125,200	4,582,320
JM Smucker Co., The	22,500	3,429,225
Kellogg Co.	36,000	2,939,400
Kimberly-Clark Corp.	25,900	3,560,732
Kroger Co., The	106,600	3,921,814
McCormick & Company Inc.	55,300	5,898,851
Monster Beverage Corp. (a)	19,300	3,101,703
PepsiCo Inc.	83,200	8,814,208
Sysco Corp.	65,100	3,303,174
Tyson Foods Inc. Class A	40,400	2,698,316
Walgreens Boots Alliance Inc.	38,400	3,197,568

		72,461,032

Energy (5.68%)
Antero Resources Corp. (a)	55,500	1,441,890
Chevron Corp.	56,000	5,870,480
EOG Resources Inc.	63,100	5,263,802
EQT Corp.	32,500	2,516,475
Exxon Mobil Corp.	79,200	7,424,208
Schlumberger Ltd.	53,700	4,246,596
Tesoro Corp.	33,700	2,524,804

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	42,900	$2,187,900

		31,476,155

Financials (13.06%)
Allstate Corp., The	82,309	5,757,514
Ally Financial Inc. (a)	131,100	2,237,877
American International Group Inc.	119,700	6,330,933
Bank of America Corp.	498,000	6,608,460
Chubb Ltd.	49,100	6,417,861
Discover Financial Services	49,900	2,674,141
Equinix Inc.	8,400	3,256,932
FactSet Research Systems Inc.	15,800	2,550,436
Invesco Ltd.	130,138	3,323,725
JPMorgan Chase & Co.	141,200	8,774,168
Public Storage	9,900	2,530,341
Reinsurance Group of America Inc.	31,700	3,074,583
Santander Consumer USA Holdings Inc. (a)	229,100	2,366,603
Simon Property Group Inc.	32,000	6,940,800
Wells Fargo & Co.	202,200	9,570,126

		72,414,500

Health Care (12.95%)
Abbott Laboratories	182,500	7,174,075
Aetna Inc.	72,000	8,793,360
Becton, Dickinson and Co.	35,700	6,054,363
Cardinal Health Inc.	29,300	2,285,693
Centene Corp. (a)	25,700	1,834,209
Cigna Corp.	43,000	5,503,570
DENTSPLY SIRONA Inc.	43,000	2,667,720
DexCom Inc. (a)	35,000	2,776,550
Edwards Lifesciences Corp. (a)	55,200	5,505,096
Gilead Sciences Inc.	27,700	2,310,734
HCA Holdings Inc. (a)	34,200	2,633,742
Henry Schein Inc. (a)	17,400	3,076,320
IDEXX Laboratories Inc. (a)	30,600	2,841,516
Johnson & Johnson	109,700	13,306,610
United Therapeutics Corp. (a)	18,900	2,001,888
UnitedHealth Group Inc.	21,600	3,049,920

		71,815,366

Industrials (13.32%)
Acuity Brands Inc.	11,000	2,727,560
Alaska Air Group Inc.	40,100	2,337,429
American Airlines Group Inc.	59,600	1,687,276
Boeing Co., The	38,800	5,038,956
Delta Air Lines Inc.	79,100	2,881,613
Equifax Inc.	25,200	3,235,680
FedEx Corp.	25,900	3,931,102
General Dynamics Corp.	38,654	5,382,183
HD Supply Holdings Inc. (a)	83,900	2,921,398
Honeywell International Inc.	77,100	8,968,272
Lockheed Martin Corp.	14,300	3,548,831

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Northrop Grumman Corp.	13,600	$3,023,008
Raytheon Co.	22,100	3,004,495
Southwest Airlines Co.	117,200	4,595,412
Spirit AeroSystems Holdings Class A (a)	56,600	2,433,800
Stanley Black & Decker Inc.	27,100	3,014,062
Union Pacific Corp.	71,000	6,194,750
United Continental Holdings Inc. (a)	73,000	2,995,920
United Technologies Corp.	57,600	5,906,880

		73,828,627

Information Technology (18.12%)
Accenture PLC Class A	28,900	3,274,081
Alphabet Inc. Class C (a)	3,700	2,560,770
Amdocs Ltd.	136,000	7,849,920
Apple Inc.	65,325	6,245,070
Autodesk Inc. (a)	47,500	2,571,650
Booz Allen Hamilton Holding Corp.	188,712	5,593,424
Broadcom Ltd.	20,300	3,154,620
Cadence Design Systems Inc. (a)	143,300	3,482,190
CDW Corp. of Delaware	79,600	3,190,368
DST Systems Inc.	46,800	5,448,924
Electronic Arts Inc. (a)	51,900	3,931,944
Facebook Inc. Class A (a)	46,300	5,291,164
Fiserv Inc. (a)	40,300	4,381,819
Global Payments Inc.	67,600	4,825,288
Jack Henry & Associates Inc.	32,300	2,818,821
Juniper Networks Inc.	101,100	2,273,739
Lam Research Corp.	37,300	3,135,438
Micron Technology Inc. (a)	228,200	3,140,032
Microsoft Corp.	112,000	5,731,040
NVIDIA Corp.	71,800	3,375,318
PayPal Holdings Inc. (a)	139,200	5,082,192
Texas Instruments Inc.	95,900	6,008,135
Total System Services Inc.	57,700	3,064,447
VeriSign Inc. (a)	46,400	4,011,744

		100,442,138

Materials (1.96%)
Dow Chemical Co., The	45,900	2,281,689
Sherwin-Williams Co., The	29,300	8,604,531

		10,886,220

Telecommunication Services (1.11%)
Verizon Communications Inc.	110,000	6,142,400

Utilities (2.37%)
NextEra Energy Inc.	48,000	6,259,200
WEC Energy Group Inc.	105,600	6,895,680

		13,154,880

Total Common Stocks
(cost $461,348,376)		539,218,101

Shares		Value
Short-term Investments (2.82%)
JPMorgan U.S. Government Money Market Fund Agency Shares	15,633,681	$15,633,681

Total Short-term Investments
(cost $15,633,681)		15,633,681

TOTAL INVESTMENTS (100.08%)
(cost $476,982,057)		554,851,782
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(420,688)

NET ASSETS (100.00%)		$554,431,094

(a)	Non-income producing security.

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.99%)
Consumer Discretionary (12.25%)
1-800-FLOWERS.COM Inc. (a)	155,100	$1,399,001
Bassett Furniture Industries Inc.	45,600	1,091,664
Brunswick Corp.	32,450	1,470,634
Burlington Stores Inc. (a)	14,670	978,636
Coach Inc.	28,570	1,163,942
Cooper-Standard Holding Inc. (a)	18,800	1,485,012
Dollar Tree Inc. (a)	16,100	1,517,264
Helen of Troy Ltd. (a)	9,190	945,100
Isle of Capri Casinos Inc. (a)	125,400	2,297,328
Lennar Corp. Class A	38,560	1,777,616
LGI Homes Inc. (a)	60,800	1,941,952
Live Nation Entertainment Inc. (a)	36,280	852,580
Mohawk Industries Inc. (a)	22,420	4,254,419
Newell Brands Inc.	36,460	1,770,862
Perry Ellis International Inc. (a)	60,600	1,219,272
Polaris Industries Inc.	12,580	1,028,541
Royal Caribbean Cruises Ltd.	21,930	1,472,600
Sportsman’s Warehouse Holdings Inc. (a)	127,700	1,029,262
Stage Stores Inc.	64,300	313,784
Time Inc.	84,000	1,382,640
Tractor Supply Co.	21,070	1,921,163
Ulta Salon, Cosmetics & Fragrance Inc. (a)	4,980	1,213,327

		32,526,599

Consumer Staples (6.75%)
Casey’s General Stores Inc.	18,230	2,397,427
Central Garden & Pet Co. Class A (a)	104,400	2,266,524
Constellation Brands Inc. Class A	4,660	770,764
Lancaster Colony Corp.	5,000	638,050
National Beverage Corp. (a)	30,600	1,921,986
Pinnacle Foods Inc.	31,400	1,453,506
Sanderson Farms Inc.	21,100	1,828,104
Snyder’s-Lance Inc.	49,060	1,662,643
Spectrum Brands Holdings Inc.	11,860	1,415,017
SUPERVALU Inc. (a)	120,000	566,400
TreeHouse Foods Inc. (a)	9,700	995,705
WhiteWave Foods Co. (a)	42,830	2,010,440

		17,926,566

Energy (4.58%)
Alon USA Energy Inc.	87,800	568,944
Cimarex Energy Co.	5,340	637,169
Concho Resources Inc. (a)	29,090	3,469,564
Newfield Exploration Co. (a)	85,810	3,791,086
Renewable Energy Group Inc. (a)	138,100	1,219,423
Scorpio Tankers Inc.	246,500	1,035,300
Ship Finance International Ltd.	97,400	1,435,676

		12,157,162

Financials (29.21%)
American Campus Communities Inc.	29,980	1,585,043
American Equity Investment Life Holding Co.	54,500	776,625

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Argo Group International Holdings Ltd.	24,200	$1,255,980
Bank of the Ozarks Inc.	30,670	1,150,738
Beneficial Bancorp Inc. (a)	96,700	1,230,024
Brixmor Property Group Inc.	62,780	1,661,159
Capital Bank Financial Corp. Class A	44,800	1,290,240
Capitol Federal Financial Inc.	123,200	1,718,640
Cash America International Inc.	56,300	2,399,506
CBRE Group Inc. Class A (a)	106,810	2,828,329
Clifton Bancorp Inc.	62,400	940,368
CNO Financial Group Inc.	82,900	1,447,434
Colony Starwood Homes	56,300	1,712,646
Customers Bancorp Inc. (a)	56,900	1,429,897
E*TRADE Financial Corp. (a)	42,040	987,520
Equinix Inc.	7,230	2,803,288
Extra Space Storage Inc.	27,970	2,588,344
FBL Financial Group Inc. Class A	26,100	1,583,487
FCB Financial Holdings Inc. Class A (a)	48,300	1,642,200
First BanCorp (a)	218,000	865,460
First Republic Bank	9,050	633,410
Geo Group Inc., The	32,800	1,121,104
Healthcare Realty Trust Inc.	42,000	1,469,580
Healthcare Trust of America Inc. Class A	68,260	2,207,528
Heritage Insurance Holdings Inc.	62,800	751,716
Impac Mortgage Holdings Inc. (a)	72,500	1,136,800
Intercontinental Exchange Inc.	6,050	1,548,558
Invesco Ltd.	27,710	707,713
Investors Bancorp Inc.	133,300	1,476,964
Kearny Financial Corp.	105,300	1,324,674
Ladder Capital Corp.	105,477	1,286,819
Lazard Ltd. Class A	11,520	343,066
National Western Life Group Inc. Class A	6,700	1,308,309
Navigators Group Inc., The	16,400	1,508,308
Nelnet Inc. Class A	42,100	1,462,975
Northwest Bancshares Inc.	134,100	1,988,703
Old Republic International Corp.	37,590	725,111
OneBeacon Insurance Group Ltd. Class A	101,000	1,393,800
PrivateBancorp Inc.	36,100	1,589,483
Progressive Corp., The	32,670	1,094,445
Prologis Inc.	54,860	2,690,334
Provident Financial Services Inc.	67,300	1,321,772
Ramco-Gershenson Properties Trust	88,300	1,731,563
Selective Insurance Group Inc.	49,200	1,879,932
Signature Bank (a)	8,400	1,049,328
State Auto Financial Corp.	28,800	631,008
Summit Hotel Properties Inc.	141,400	1,872,136
Synovus Financial Corp.	50,400	1,461,096
Talmer Bancorp Inc. Class A	99,500	1,907,415
Valley National Bancorp	153,400	1,399,008
Webster Financial Corp.	38,600	1,310,470
Western Alliance Bancorp (a)	48,680	1,589,402

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wilshire Bancorp Inc.	164,600	$1,715,132

		77,534,590

Health Care (8.58%)
Acadia Healthcare Company Inc. (a)	24,760	1,371,703
Akorn Inc. (a)	48,830	1,390,923
Amedisys Inc. (a)	32,500	1,640,600
AMN Healthcare Services Inc. (a)	53,500	2,138,395
Boston Scientific Corp. (a)	50,130	1,171,538
Envision Healthcare Holdings (a)	46,030	1,167,781
Incyte Corp. (a)	4,740	379,105
LHC Group Inc. (a)	30,900	1,337,352
Medivation Inc. (a)	13,080	788,724
MEDNAX Inc. (a)	34,630	2,508,251
NuVasive Inc. (a)	24,300	1,451,196
Owens & Minor Inc.	41,600	1,555,008
PDL BioPharma Inc.	284,200	892,388
Perrigo Co. PLC	6,660	603,862
Teleflex Inc.	3,880	687,963
Triple-S Management Corp. Class B (a)	56,000	1,368,080
Universal Health Services Inc. Class B	8,050	1,079,505
VCA Inc. (a)	18,350	1,240,644

		22,773,018

Industrials (14.21%)
A.O. Smith Corp.	22,720	2,001,858
ABM Industries Inc.	57,500	2,097,600
Acco Brands Corp. (a)	213,000	2,200,290
Acuity Brands Inc.	7,330	1,817,547
AMETEK Inc.	27,060	1,250,984
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,226,032
Comfort Systems USA Inc.	47,400	1,543,818
Cubic Corp.	36,300	1,457,808
Dycom Industries Inc. (a)	6,980	626,525
General Cable Corp.	78,800	1,001,548
Global Brass & Copper Holdings Inc.	85,500	2,333,295
HD Supply Holdings Inc. (a)	47,250	1,645,245
Ingersoll-Rand PLC	21,720	1,383,130
Insteel Industries Inc.	46,000	1,315,140
JetBlue Airways Corp. (a)	73,740	1,221,134
Kansas City Southern	14,290	1,287,386
Lennox International Inc.	4,630	660,238
Middleby Corp., The (a)	10,290	1,185,922
Mistras Group Inc. (a)	53,300	1,272,271
SkyWest Inc.	106,600	2,820,636
Snap-on Inc.	9,140	1,442,475
Southwest Airlines Co.	63,950	2,507,480
Textainer Group Holdings Ltd.	83,200	926,848
Titan Machinery Inc. (a)	99,400	1,108,310
UniFirst Corp.	12,000	1,388,640

		37,722,160

Information Technology (10.94%)
Amkor Technology Inc. (a)	349,200	2,007,899
Amphenol Corp. Class A	16,730	959,131

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Analog Devices Inc.	12,400	$702,336
Broadcom Ltd.	9,340	1,451,436
Cadence Design Systems Inc. (a)	20,750	504,225
CoStar Group Inc. (a)	9,110	1,991,993
Euronet Worldwide Inc. (a)	14,670	1,015,017
Extreme Networks Inc. (a)	422,400	1,431,936
Fortinet Inc. (a)	30,450	961,916
Gartner Inc. (a)	7,590	739,342
Lam Research Corp.	15,770	1,325,626
MACOM Technology Solutions Holdings Inc. (a)	42,270	1,394,065
Mentor Graphics Corp.	54,600	1,160,796
NXP Semiconductors NV (a)	13,950	1,092,843
ON Semiconductor Corp. (a)	122,900	1,083,978
Palo Alto Networks Inc. (a)	10,790	1,323,286
Sanmina Corp. (a)	89,400	2,396,814
Silver Spring Networks Inc. (a)	103,000	1,251,450
Tech Data Corp. (a)	17,500	1,257,375
Total System Services Inc.	27,010	1,434,501
TTM Technologies Inc. (a)	196,900	1,482,657
Tyler Technologies Inc. (a)	12,500	2,083,875

		29,052,497

Materials (6.40%)
American Vanguard Corp.	96,300	1,455,094
Axalta Coating Systems Ltd. (a)	21,440	568,803
Eagle Materials Inc.	23,420	1,806,853
Innospec Inc.	36,100	1,660,239
Nucor Corp.	14,260	704,587
Rayonier Advanced Materials Inc.	137,600	1,869,984
Schnitzer Steel Industries Inc. Class A	83,600	1,471,360
Sherwin-Williams Co., The	3,990	1,171,743
Stepan Co.	22,700	1,351,331
Vulcan Materials Co.	41,040	4,939,574

		16,999,568

Telecommunication Services (1.32%)
ATN International Inc.	19,100	1,486,171
Windstream Holdings Inc.	218,600	2,026,422

		3,512,593

Utilities (3.75%)
American Water Works Co. Inc.	17,440	1,473,854
Middlesex Water Co.	37,300	1,618,074
Otter Tail Corp.	46,100	1,543,889
Spire Inc.	29,200	2,068,528
Talen Energy Corp. (a)	136,500	1,849,575
WGL Holdings Inc.	19,900	1,408,721

		9,962,641

Total Common Stocks
(cost $240,341,248)		260,167,394

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

Shares		Value
Short-term Investments (2.28%)
JPMorgan U.S. Government Money Market Fund Agency Shares	6,040,284	$6,040,284

Total Short-term Investments
(cost $6,040,284)		6,040,284

TOTAL INVESTMENTS (100.27%)
(cost $246,381,532)		266,207,678
LIABILITIES, NET OF OTHER ASSETS (-0.27%)		(706,673)

NET ASSETS (100.00%)		$265,501,005

(a)	Non-income producing security.

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (98.36%)
Australia (3.41%)
Domino’s Pizza Enterprises Ltd.	41,898	$2,155,965
REA Group Ltd.	51,039	2,290,517

		4,446,482

Austria (0.53%)
Erste Group Bank AG	30,321	690,348

Belgium (2.77%)
Anheuser-Busch InBev SA/NV	27,519	3,613,072

Brazil (0.14%)
Ambev SA	15,500	91,920
Ambev SA ADR	15,544	91,865

		183,785

Canada (5.80%)
Barrick Gold Corp.	16,344	348,945
Constellation Software Inc.	5,077	1,964,899
Dollarama Inc.	28,546	1,992,994
Element Financial Corp.	247,391	2,623,365
IMAX Corp. (b)	21,695	639,566

		7,569,769

China (2.74%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	20,473	1,628,218
Ctrip.com International Ltd. ADR (b)	47,180	1,943,819

		3,572,037

Colombia (1.38%)
Bancolombia SA Sponsored ADR	21,422	748,056
Cementos Argos SA	117,143	478,057
Grupo Argos SA	25,749	163,087
Grupo Aval Acciones y Valores SA ADR	15,428	124,195
Grupo de Inversiones Suramericana	22,093	289,695

		1,803,090

Denmark (3.78%)
Novo Nordisk A/S Class B	91,679	4,937,178

France (9.57%)
AXA SA	48,383	956,658
Cie Generale des Etablissements Michelin Class B	12,401	1,168,679
Essilor International SA	13,713	1,802,285
Hermes International	228	84,993
JC Decaux SA	56,236	1,896,099
L’Oreal SA	7,252	1,388,417
LVMH Moet Hennessy Louis Vuitton SE	3,019	455,068
Pernod Ricard SA	12,135	1,343,542
Schneider Electric SE (Paris)	17,205	1,003,751

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Amsterdam)	6,569	$1,699,360
Unibail-Rodamco SE (Paris)	253	65,601
Vivendi	33,295	622,906

		12,487,359

Germany (7.41%)
Allianz SE Reg.	6,952	991,754
Bayer AG Reg.	8,159	819,448
Daimler AG Registered Shares	7,704	460,994
Fresenius Medical Care AG & Co. KGaA	7,364	641,452
Fresenius SE & Co. KGaA	13,434	987,096
Linde AG	8,360	1,164,853
SAP SE	13,448	1,010,014
Scout24 AG (b) (c)	43,642	1,622,200
Wirecard AG	44,785	1,972,595

		9,670,406

Hong Kong (4.08%)
AIA Group Ltd.	355,600	2,133,868
MGM China Holdings Ltd.	18,800	24,498
Tencent Holdings Ltd.	137,800	3,164,676

		5,323,042

India (1.07%)
HDFC Bank Ltd. ADR	21,093	1,399,521

Ireland (6.57%)
Alkermes PLC (b)	17,447	754,060
Allergan PLC (b)	11,212	2,590,981
Medtronic PLC	39,756	3,449,628
Ryanair Holdings PLC SP ADR	25,602	1,780,363

		8,575,032

Italy (0.79%)
Yoox Net-A-Porter Group SpA (b)	44,232	1,026,562

Japan (8.52%)
Dentsu Inc.	15,800	740,638
Fanuc Corp.	14,500	2,358,762
Hoya Corp.	16,400	585,742
Japan Tobacco Inc.	26,136	1,053,339
MISUMI Group Inc.	109,200	1,971,574
NEXT Co. Ltd.	105,500	944,243
SMC Corp.	3,000	738,078
START TODAY Co. Ltd.	27,000	1,427,184
Tokio Marine Holdings Inc.	39,000	1,298,351

		11,117,911

Malaysia (0.20%)
Genting Berhad	118,100	240,557

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (Cont.)
Genting BHD Warrants (b)	59,490	$22,725

		263,282

Netherlands (4.91%)
ASML Holding NV	36,039	3,547,612
Heineken NV	17,112	1,569,544
Mobileye NV (b)	28,095	1,296,303

		6,413,459

Spain (2.19%)
Aena SA (c)	14,610	1,936,562
Banco Bilbao Vizcaya Argentaria SA	160,494	919,542

		2,856,104

Sweden (1.57%)
Atlas Copco AB Class A	51,143	1,328,293
Investor AB B Shares	21,622	726,408

		2,054,701

Switzerland (6.87%)
Compagnie Financiere Richemont SA Reg.	16,360	957,628
LafargeHolcim Ltd. Reg.	14,449	604,510
Nestle SA Reg.	23,350	1,809,118
Novartis AG Reg.	19,235	1,587,628
Roche Holding AG	8,752	2,309,476
Swatch Group AG, The	2,260	657,664
UBS Group AG	80,607	1,045,923

		8,971,947

United Kingdom (15.96%)
Auto Trader Group PLC (c)	271,515	1,283,527
British Land Company PLC	31,321	254,304
Diageo PLC	49,974	1,396,056
Domino’s Pizza Group PLC	452,656	2,011,102
Great Portland Estates PLC	13,712	114,775
Indivior PLC	75,364	253,586
Land Securities Group PLC	19,605	272,813
Liberty Global PLC Class A (b)	10,872	315,940
Liberty Global PLC LiLAC A (b)	1,033	33,319
Liberty Global PLC LiLAC C (b)	1,222	39,694
Liberty Global PLC Series C (b)	9,792	280,541
Lloyds Banking Group PLC	1,517,475	1,099,090
Nielsen Holdings PLC	49,527	2,573,918
Paysafe Group PLC (b)	373,446	1,947,788
Reckitt Benckiser Group PLC	40,594	4,070,424
Rolls-Royce Holdings PLC	146,076	1,394,290
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (b) (d)	10,371,396	13,807
Shire PLC	31,916	1,972,487
Standard Chartered PLC	156,844	1,189,971
Weir Group PLC, The	15,961	308,262

		20,825,694

	Shares	Value
Common Stocks (Cont.)
United States (8.10%)
Facebook Inc. Class A (b)	16,640	$1,901,619
Freeport-McMoRan Inc.	38,316	426,840
Las Vegas Sands Corp.	60,211	2,618,576
MasterCard Inc. Class A	20,498	1,805,054
Schlumberger Ltd.	24,432	1,932,083
Wynn Resorts Ltd.	20,893	1,893,742

		10,577,914

Total Common Stocks
(cost $113,138,903)		128,378,695

Preferred Stocks (a) (0.02%)
Colombia (0.02%)
Grupo de Inversiones Suramericana, 0.00%	2,052	26,401

Total Preferred Stocks
(cost $28,685)		26,401

Short-term Investments (3.64%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,758,287	4,758,287

Total Short-term Investments
(cost $4,758,287)		4,758,287

TOTAL INVESTMENTS (102.02%)
(cost $117,925,875)		133,163,383
LIABILITIES, NET OF CASH AND OTHER ASSETS (-2.02%)		(2,639,194)

NET ASSETS (100.00%)		$130,524,189

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $4,842,289 or 3.71% of net assets.

(d)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depositary Receipt

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$35,461,007	26.63
United States Dollar	35,375,133	26.56
British Pound	17,582,282	13.20
Japanese Yen	11,117,911	8.35
Swiss Franc	8,971,947	6.74
Canadian Dollar	6,581,258	4.94
Hong Kong Dollar	5,323,042	4.00
Danish Krone	4,937,178	3.71
Australian Dollar	4,446,482	3.34
Swedish Krona	2,054,701	1.54
Colombian Peso	957,240	0.72
Malaysian Ringgit	263,282	0.20
Brazilian Real	91,920	0.07

Total Investments	$133,163,383	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$26,946,213	20.65
Information Technology	23,144,505	17.73
Health Care	22,691,047	17.39
Financials	18,669,999	14.30
Consumer Staples	16,427,297	12.59
Industrials	15,407,660	11.80
Materials	3,186,292	2.44
Energy	1,932,083	1.48

Total Stocks	128,405,096	98.38
Short-term Investments	4,758,287	3.64
Liabilities, Net of Cash and Other Assets	(2,639,194)	(2.02)

Net Assets	$130,524,189	100.00%

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (96.36%)
Consumer Discretionary (11.82%)
Advance Auto Parts Inc.	4,818	$778,730
Amazon.com Inc. (a) (b)	25,514	18,258,329
AutoNation Inc. (b)	4,824	226,632
AutoZone Inc. (b)	1,982	1,573,391
Bed Bath & Beyond Inc.	9,961	430,514
Best Buy Co. Inc.	18,839	576,473
BorgWarner Inc.	14,658	432,704
CarMax Inc. (b)	12,600	617,778
Carnival Corp.	28,891	1,276,982
CBS Corp. Class B	27,315	1,487,029
Chipotle Mexican Grill Inc. (b)	1,924	774,910
Coach Inc.	18,349	747,538
Comcast Corp. Class A	159,450	10,394,546
Darden Restaurants Inc.	7,427	470,426
Delphi Automotive PLC	17,888	1,119,789
Discovery Communications Inc. Class A (b)	10,155	256,211
Discovery Communications Inc. Class C (b)	15,605	372,179
Dollar General Corp.	18,716	1,759,304
Dollar Tree Inc. (b)	15,405	1,451,767
DR Horton Inc.	21,743	684,470
Expedia Inc.	7,671	815,427
Foot Locker Inc.	9,183	503,779
Ford Motor Co.	257,600	3,238,032
GAP Inc., The	15,321	325,112
Garmin Ltd.	7,868	333,761
General Motors Co.	92,269	2,611,213
Genuine Parts Co.	9,855	997,819
Goodyear Tire & Rubber Co., The	17,362	445,509
H&R Block Inc.	15,187	349,301
Hanesbrands Inc.	24,898	625,687
Harley-Davidson Inc.	11,829	535,854
Harman International Industries Inc.	4,657	334,466
Hasbro Inc.	7,501	630,009
Home Depot Inc., The	82,042	10,475,943
Interpublic Group of Companies Inc., The	26,257	606,537
Johnson Controls Inc.	42,549	1,883,219
Kohl’s Corp.	12,211	463,041
L Brands Inc.	16,742	1,123,890
Leggett & Platt Inc.	8,828	451,199
Lennar Corp. Class A	12,104	557,994
LKQ Corp. (b)	20,105	637,328
Lowe’s Companies Inc.	58,446	4,627,170
Macy’s Inc.	20,020	672,872
Marriott International Inc. Class A	12,656	841,118
Mattel Inc.	22,466	702,961
McDonald’s Corp.	57,909	6,968,769
Michael Kors Holdings Ltd. (b)	11,626	575,254
Mohawk Industries Inc. (b)	4,172	791,679
Netflix Inc. (b)	28,342	2,592,726
Newell Brands Inc.	29,968	1,455,546
News Corp. Class A	25,331	287,507
News Corp. Class B	6,468	75,482
NIKE Inc. Class B	87,751	4,843,855
Nordstrom Inc.	8,231	313,190

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	15,734	$1,282,164
O’Reilly Automotive Inc. (b)	6,376	1,728,534
Priceline Group Inc., The (b)	3,276	4,089,791
PulteGroup Inc.	21,218	413,539
PVH Corp.	5,429	511,575
Ralph Lauren Corp.	3,831	343,334
Ross Stores Inc.	26,618	1,508,974
Royal Caribbean Cruises Ltd.	11,215	753,087
Scripps Networks Interactive Class A	6,236	388,316
Signet Jewelers Ltd.	5,050	416,170
Staples Inc.	42,038	362,368
Starbucks Corp.	96,613	5,518,535
Starwood Hotels & Resorts Worldwide Inc.	11,171	826,095
Target Corp.	38,875	2,714,252
TEGNA Inc.	14,031	325,098
Tiffany & Co.	7,240	439,034
Time Warner Inc.	51,897	3,816,505
TJX Companies Inc., The	43,552	3,363,521
Tractor Supply Co.	8,876	809,314
TripAdvisor Inc. (b)	7,617	489,773
Twenty-First Century Fox Inc. Class A	72,551	1,962,505
Twenty-First Century Fox Inc. Class B	28,369	773,055
Ulta Salon, Cosmetics & Fragrance Inc. (b)	4,094	997,462
Under Armour Inc. Class A (b)	12,275	492,596
Under Armour Inc. Class C (b)	12,405	451,545
Urban Outfitters Inc. (b)	5,384	148,060
VF Corp.	21,935	1,348,783
Viacom Inc. Class B	22,729	942,572
Walt Disney Co., The	98,386	9,624,119
Whirlpool Corp.	5,014	835,533
Wyndham Worldwide Corp.	7,433	529,453
Wynn Resorts Ltd.	5,329	483,021
Yum! Brands Inc.	26,810	2,223,085

		147,294,719

Consumer Staples (10.16%)
Altria Group Inc.	128,967	8,893,564
Archer-Daniels-Midland Co.	38,559	1,653,796
Brown-Forman Corp. Class B	6,524	650,834
Campbell Soup Co.	11,839	787,649
Church & Dwight Co. Inc.	8,420	866,334
Clorox Co., The	8,488	1,174,654
Coca-Cola Co., The	256,800	11,640,744
Colgate-Palmolive Co.	58,934	4,313,969
ConAgra Foods Inc.	28,920	1,382,665
Constellation Brands Inc. Class A	11,692	1,933,857
Costco Wholesale Corp.	28,896	4,537,828
CVS Health Corp.	70,847	6,782,892
Dr. Pepper Snapple Group Inc.	12,285	1,187,100
Estee Lauder Companies Inc. Class A, The	14,559	1,325,160
General Mills Inc.	39,279	2,801,378
Hershey Co., The	9,281	1,053,301
Hormel Foods Corp.	17,747	649,540

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
JM Smucker Co., The	7,845	$1,195,656
Kellogg Co.	16,540	1,350,491
Kimberly-Clark Corp.	23,693	3,257,314
Kraft Heinz Co., The	39,315	3,478,591
Kroger Co., The	62,978	2,316,961
McCormick & Company Inc.	7,643	815,279
Mead Johnson Nutrition Co. Class A	12,277	1,114,138
Molson Coors Brewing Co. Class B	12,082	1,221,853
Mondelez International Inc. Class A	102,446	4,662,317
Monster Beverage Corp. (b)	9,293	1,493,478
PepsiCo Inc.	95,280	10,093,963
Philip Morris International Inc.	102,287	10,404,634
Procter & Gamble Co., The	175,554	14,864,157
Reynolds American Inc.	54,779	2,954,231
Sysco Corp.	34,445	1,747,739
Tyson Foods Inc. Class A	19,800	1,322,442
Walgreens Boots Alliance Inc.	56,986	4,745,224
Wal-Mart Stores Inc.	100,739	7,355,962
Whole Foods Market Inc.	20,943	670,595

		126,700,290

Energy (7.12%)
Anadarko Petroleum Corp.	33,804	1,800,065
Apache Corp.	24,848	1,383,288
Baker Hughes Inc.	28,804	1,299,925
Cabot Oil & Gas Corp.	30,347	781,132
Chesapeake Energy Corp. (b)	38,694	165,610
Chevron Corp.	124,292	13,029,530
Cimarex Energy Co.	6,285	749,926
Columbia Pipeline Group Inc.	26,113	665,620
Concho Resources Inc. (b)	8,645	1,031,089
ConocoPhillips	81,679	3,561,204
Devon Energy Corp.	34,577	1,253,416
Diamond Offshore Drilling Inc.	3,811	92,722
EOG Resources Inc.	36,369	3,033,902
EQT Corp.	11,458	887,193
Exxon Mobil Corp.	273,452	25,633,390
FMC Technologies Inc. (b)	15,047	401,303
Halliburton Co.	56,906	2,577,273
Helmerich & Payne Inc.	7,029	471,857
Hess Corp.	17,417	1,046,762
Kinder Morgan Inc.	120,231	2,250,724
Marathon Oil Corp.	56,208	843,682
Marathon Petroleum Corp.	34,788	1,320,552
Murphy Oil Corp.	10,837	344,075
National-Oilwell Varco Inc.	24,841	835,900
Newfield Exploration Co. (b)	12,767	564,046
Noble Energy Inc.	28,137	1,009,274
Occidental Petroleum Corp.	50,468	3,813,362
ONEOK Inc.	13,700	650,065
Phillips 66	30,858	2,448,274
Pioneer Natural Resources Co.	10,850	1,640,628
Range Resources Corp.	11,143	480,709
Schlumberger Ltd.	91,655	7,248,077
Southwestern Energy Co. (b)	26,310	330,980
Spectra Energy Corp.	45,219	1,656,372
Tesoro Corp.	7,989	598,536

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Transocean Ltd.	22,669	$269,534
Valero Energy Corp.	30,924	1,577,124
Williams Companies Inc., The	44,860	970,322

		88,717,443

Financials (15.16%)
Affiliated Managers Group Inc. (b)	3,509	493,962
Aflac Inc.	27,167	1,960,366
Allstate Corp., The	24,828	1,736,719
American Express Co.	53,353	3,241,728
American International Group Inc.	73,832	3,904,974
American Tower Corp.	28,062	3,188,124
Ameriprise Financial Inc.	10,866	976,310
Aon PLC	17,461	1,907,265
Apartment Investment and Management Co.	10,242	452,287
Arthur J. Gallagher & Co.	11,624	553,302
Assurant Inc.	4,135	356,892
AvalonBay Communities Inc.	8,993	1,622,247
Bank of America Corp.	678,177	8,999,409
Bank of New York Mellon Corp.	71,209	2,766,470
BB&T Corp.	53,916	1,919,949
Berkshire Hathaway Inc. Class B (b)	123,520	17,884,461
BlackRock Inc.	8,288	2,838,889
Boston Properties Inc.	10,084	1,330,080
Capital One Financial Corp.	33,773	2,144,923
CBRE Group Inc. Class A (b)	19,416	514,136
Charles Schwab Corp., The	78,896	1,996,858
Chubb Ltd.	30,567	3,995,413
Cincinnati Financial Corp.	9,828	736,019
Citigroup Inc.	193,725	8,212,003
Citizens Financial Group Inc.	34,652	692,347
CME Group Inc.	22,217	2,163,936
Comerica Inc.	11,569	475,833
Crown Castle International Corp.	22,284	2,260,266
Digital Realty Trust Inc.	9,639	1,050,555
Discover Financial Services	27,177	1,456,415
E*TRADE Financial Corp. (b)	18,764	440,766
Equinix Inc.	4,589	1,779,293
Equity Residential	23,975	1,651,398
Essex Property Trust Inc.	4,308	982,612
Extra Space Storage Inc.	8,199	758,735
Federal Realty Investment Trust	4,718	781,065
Fifth Third Bancorp	50,741	892,534
Franklin Resources Inc.	24,138	805,485
General Growth Properties Inc.	38,222	1,139,780
Goldman Sachs Group Inc., The	25,529	3,793,099
Hartford Financial Services Group Inc., The	26,009	1,154,279
HCP Inc.	30,536	1,080,364
Host Hotels & Resorts Inc.	49,437	801,374
Huntington Bancshares Inc.	51,935	464,299
Intercontinental Exchange Inc.	7,806	1,998,024
Invesco Ltd.	27,289	696,961
Iron Mountain Inc.	16,035	638,674
JPMorgan Chase & Co.	241,136	14,984,191
KeyCorp	55,506	613,341

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kimco Realty Corp.	27,902	$875,565
Legg Mason Inc.	6,831	201,446
Leucadia National Corp.	22,150	383,860
Lincoln National Corp.	15,961	618,808
Loews Corp.	17,345	712,706
M&T Bank Corp.	10,454	1,235,976
Macerich Co., The	8,294	708,225
Marsh & McLennan Companies Inc.	34,212	2,342,154
MetLife Inc.	72,467	2,886,361
Moody’s Corp.	11,135	1,043,461
Morgan Stanley	99,460	2,583,971
Nasdaq Inc.	7,668	495,890
Navient Corp.	23,293	278,351
Northern Trust Corp.	14,236	943,277
People’s United Financial Inc.	20,386	298,859
PNC Financial Services Group Inc.	32,914	2,678,870
Principal Financial Group Inc.	18,011	740,432
Progressive Corp., The	38,320	1,283,720
Prologis Inc.	34,457	1,689,771
Prudential Financial Inc.	29,261	2,087,480
Public Storage	9,764	2,495,581
Realty Income Corp.	17,025	1,180,854
Regions Financial Corp.	84,276	717,189
S&P Global Inc.	17,423	1,868,791
Simon Property Group Inc.	20,444	4,434,304
SL Green Realty Corp.	6,593	701,957
State Street Corp.	26,259	1,415,885
SunTrust Banks Inc.	33,171	1,362,665
Synchrony Financial (b)	54,699	1,382,791
T. Rowe Price Group Inc.	16,287	1,188,462
Torchmark Corp.	7,586	468,967
Travelers Companies Inc., The	19,368	2,305,567
U.S. Bancorp	107,292	4,327,086
UDR Inc.	17,327	639,713
Unum Group	15,996	508,513
Ventas Inc.	22,415	1,632,260
Vornado Realty Trust	11,641	1,165,497
Wells Fargo & Co.	304,395	14,407,015
Welltower Inc.	23,671	1,803,020
Weyerhaeuser Co.	49,489	1,473,288
Willis Towers Watson PLC	9,067	1,127,119
XL Group PLC	18,706	623,097
Zions Bancorporation	13,524	339,858

		188,947,074

Health Care (14.14%)
Abbott Laboratories	96,777	3,804,307
AbbVie Inc.	106,640	6,602,082
Aetna Inc.	23,122	2,823,890
Agilent Technologies Inc.	21,629	959,462
Alexion Pharmaceuticals Inc. (b)	14,796	1,727,581
Allergan PLC (b)	26,089	6,028,907
AmerisourceBergen Corp.	12,129	962,072
Amgen Inc.	49,546	7,538,424
Anthem Inc.	17,334	2,276,648
Baxter International Inc.	36,431	1,647,410
Becton, Dickinson and Co.	14,039	2,380,874

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Biogen Inc. (b)	14,453	$3,495,024
Boston Scientific Corp. (b)	89,501	2,091,638
Bristol-Myers Squibb Co.	110,065	8,095,281
C.R. Bard Inc.	4,837	1,137,469
Cardinal Health Inc.	21,631	1,687,434
Celgene Corp. (b)	51,083	5,038,316
Centene Corp. (b)	11,274	804,625
Cerner Corp. (b)	19,866	1,164,148
Cigna Corp.	16,948	2,169,175
DaVita HealthCare Partners Inc. (b)	10,854	839,231
DENTSPLY SIRONA Inc.	15,496	961,372
Edwards Lifesciences Corp. (b)	13,879	1,384,153
Eli Lilly and Co.	63,949	5,035,984
Endo International PLC (b)	13,268	206,848
Express Scripts Holding Co. (b)	41,838	3,171,320
Gilead Sciences Inc.	87,837	7,327,363
HCA Holdings Inc. (b)	19,783	1,523,489
Henry Schein Inc. (b)	5,417	957,726
Hologic Inc. (b)	15,829	547,683
Humana Inc.	9,846	1,771,098
Illumina Inc. (b)	9,656	1,355,509
Intuitive Surgical Inc. (b)	2,509	1,659,478
Johnson & Johnson	181,454	22,010,370
Laboratory Corp. of America Holdings (b)	6,821	888,572
Mallinckrodt PLC (b)	7,231	439,500
McKesson Corp.	14,850	2,771,752
Medtronic PLC	92,756	8,048,438
Merck & Co. Inc.	182,711	10,525,981
Mylan NV (b)	28,170	1,218,071
Patterson Companies Inc.	5,351	256,259
PerkinElmer Inc.	7,034	368,722
Perrigo Co. PLC	9,419	854,021
Pfizer Inc.	399,925	14,081,359
Quest Diagnostics Inc.	9,475	771,360
Regeneron Pharmaceuticals Inc. (b)	5,128	1,790,851
St. Jude Medical Inc.	18,629	1,453,062
Stryker Corp.	20,765	2,488,270
Thermo Fisher Scientific Inc.	26,028	3,845,897
UnitedHealth Group Inc.	62,664	8,848,157
Universal Health Services Inc. Class B	5,864	786,362
Varian Medical Systems Inc. (b)	6,131	504,152
Vertex Pharmaceuticals Inc. (b)	16,415	1,412,018
Waters Corp. (b)	5,411	761,057
Zimmer Biomet Holdings Inc.	13,139	1,581,673
Zoetis Inc.	30,048	1,426,078

		176,308,003

Industrials (9.81%)
3M Co.	39,981	7,001,474
Acuity Brands Inc.	2,893	717,348
Alaska Air Group Inc.	7,978	465,038
Allegion PLC	6,309	438,034
American Airlines Group Inc.	38,123	1,079,262
AMETEK Inc.	15,439	713,745
Boeing Co., The	39,499	5,129,735
Caterpillar Inc.	38,551	2,922,551

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CH Robinson Worldwide Inc.	9,499	$705,301
Cintas Corp.	5,758	565,033
CSX Corp.	63,156	1,647,108
Cummins Inc.	10,449	1,174,886
Danaher Corp.	39,523	3,991,823
Deere & Co.	19,649	1,592,355
Delta Air Lines Inc.	51,023	1,858,768
Dover Corp.	10,345	717,115
Dun & Bradstreet Corp.	2,398	292,172
Eaton Corp. PLC	30,130	1,799,665
Emerson Electric Co.	42,214	2,201,882
Equifax Inc.	7,790	1,000,236
Expeditors International of Washington Inc.	12,182	597,405
Fastenal Co.	18,969	842,034
FedEx Corp.	16,434	2,494,353
Flowserve Corp.	8,630	389,817
Fluor Corp.	9,309	458,748
Fortune Brands Home & Security Inc.	10,115	586,367
General Dynamics Corp.	18,944	2,637,763
General Electric Co.	606,656	19,097,531
Honeywell International Inc.	50,257	5,845,894
Illinois Tool Works Inc.	21,279	2,216,421
Ingersoll-Rand PLC	16,831	1,071,798
J.B. Hunt Transport Services Inc.	5,956	482,019
Jacobs Engineering Group Inc. (b)	8,155	406,201
Kansas City Southern	7,107	640,270
L-3 Communications Holdings Inc.	5,126	751,933
Lockheed Martin Corp.	17,255	4,282,173
Masco Corp.	21,700	671,398
Nielsen Holdings PLC	23,757	1,234,651
Norfolk Southern Corp.	19,574	1,666,335
Northrop Grumman Corp.	11,878	2,640,242
PACCAR Inc.	23,060	1,196,122
Parker Hannifin Corp.	8,849	956,134
Pentair PLC	11,981	698,372
Pitney Bowes Inc.	12,443	221,485
Quanta Services Inc. (b)	9,992	231,015
Raytheon Co.	19,632	2,668,970
Republic Services Inc.	15,801	810,749
Robert Half International Inc.	8,872	338,556
Rockwell Automation Inc.	8,518	978,037
Rockwell Collins Inc.	8,631	734,843
Roper Technologies Inc.	6,630	1,130,813
Ryder System Inc.	3,591	219,554
Snap-on Inc.	3,865	609,974
Southwest Airlines Co.	42,286	1,658,034
Stanley Black & Decker Inc.	9,992	1,111,310
Stericycle Inc. (b)	5,660	589,319
Textron Inc.	17,604	643,602
TransDigm Group Inc. (b)	3,530	930,826
Tyco International PLC	27,868	1,187,177
Union Pacific Corp.	55,585	4,849,791
United Continental Holdings Inc. (b)	22,097	906,861
United Parcel Service Inc. Class B	45,463	4,897,274
United Rentals Inc. (b)	5,814	390,119
United Technologies Corp.	51,328	5,263,686

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Verisk Analytics Inc. (b)	10,223	$828,881
W.W. Grainger Inc.	3,691	838,780
Waste Management Inc.	27,131	1,797,971
Xylem Inc.	11,789	526,379

		122,241,518

Information Technology (19.04%)
Accenture PLC Class A	41,248	4,672,984
Activision Blizzard Inc.	33,287	1,319,164
Adobe Systems Inc. (b)	32,971	3,158,292
Akamai Technologies Inc. (b)	11,468	641,405
Alliance Data Systems Corp. (b)	3,900	764,088
Alphabet Inc. Class A (b)	19,361	13,621,044
Alphabet Inc. Class C (b)	19,484	13,484,876
Amphenol Corp. Class A	20,204	1,158,295
Analog Devices Inc.	20,319	1,150,868
Apple Inc.	361,253	34,535,787
Applied Materials Inc.	71,813	1,721,358
Autodesk Inc. (b)	14,802	801,380
Automatic Data Processing Inc.	30,052	2,760,877
Broadcom Ltd.	24,484	3,804,814
CA Inc.	19,692	646,488
Cisco Systems Inc.	331,646	9,514,924
Citrix Systems Inc. (b)	10,141	812,193
Cognizant Technology Solutions Corp. Class A (b)	40,007	2,290,001
Corning Inc.	71,099	1,456,108
CSRA Inc.	8,525	199,741
eBay Inc. (b)	69,806	1,634,158
Electronic Arts Inc. (b)	19,899	1,507,548
EMC Corp.	128,771	3,498,708
F5 Networks Inc. (b)	4,407	501,693
Facebook Inc. Class A (b)	152,460	17,423,129
Fidelity National Information Services Inc.	18,423	1,357,407
First Solar Inc. (b)	4,981	241,479
Fiserv Inc. (b)	14,640	1,591,807
FLIR Systems Inc.	8,712	269,636
Global Payments Inc.	10,165	725,578
Harris Corp.	8,222	686,044
Hewlett Packard Enterprise Co.	109,690	2,004,036
HP Inc.	113,278	1,421,639
Intel Corp.	311,155	10,205,884
International Business Machines Corp.	58,246	8,840,578
Intuit Inc.	16,864	1,882,191
Juniper Networks Inc.	23,543	529,482
KLA-Tencor Corp.	10,376	760,042
Lam Research Corp.	10,412	875,233
Linear Technology Corp.	15,839	736,989
MasterCard Inc. Class A	64,006	5,636,368
Microchip Technology Inc.	13,950	708,102
Micron Technology Inc. (b)	69,077	950,500
Microsoft Corp.	518,447	26,528,933
Motorola Solutions Inc.	10,583	698,161
NetApp Inc.	19,377	476,480
NVIDIA Corp.	33,543	1,576,856

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Oracle Corp.	205,373	$8,405,917
Paychex Inc.	21,086	1,254,617
PayPal Holdings Inc. (b)	73,067	2,667,676
Qorvo Inc. (b)	8,280	457,553
QUALCOMM Inc.	96,902	5,191,040
Red Hat Inc. (b)	11,987	870,256
salesforce.com inc. (b)	42,002	3,335,379
Seagate Technology PLC	19,896	484,667
Skyworks Solutions Inc.	12,574	795,683
Symantec Corp.	40,625	834,438
TE Connectivity Ltd.	23,647	1,350,480
Teradata Corp. (b)	8,349	209,309
Texas Instruments Inc.	66,345	4,156,514
Total System Services Inc.	11,306	600,462
VeriSign Inc. (b)	6,432	556,111
Visa Inc. Class A	125,572	9,313,675
Western Digital Corp.	18,457	872,278
Western Union Co.	32,799	629,085
Xerox Corp.	61,355	582,259
Xilinx Inc.	16,976	783,103
Yahoo! Inc. (b)	57,779	2,170,179

		237,304,029

Materials (2.77%)
Air Products & Chemicals Inc.	12,881	1,829,618
Albemarle Corp.	7,404	587,211
Alcoa Inc.	86,378	800,724
Avery Dennison Corp.	6,014	449,546
Ball Corp.	11,475	829,528
CF Industries Holdings Inc.	15,055	362,826
Dow Chemical Co., The	74,024	3,679,733
E.I. du Pont de Nemours & Co.	57,597	3,732,286
Eastman Chemical Co.	9,827	667,253
Ecolab Inc.	17,480	2,073,128
FMC Corp.	8,823	408,593
Freeport-McMoRan Inc.	82,298	916,800
International Flavors & Fragrances Inc.	5,337	672,836
International Paper Co.	26,973	1,143,116
LyondellBasell Industries NV Class A	22,425	1,668,868
Martin Marietta Materials Inc.	4,138	794,496
Monsanto Co.	28,918	2,990,410
Mosaic Co., The	23,435	613,528
Newmont Mining Corp.	34,725	1,358,442
Nucor Corp.	20,848	1,030,100
Owens-Illinois Inc. (b)	11,032	198,686
PPG Industries Inc.	17,507	1,823,354
Praxair Inc.	18,878	2,121,698
Sealed Air Corp.	12,757	586,439
Sherwin-Williams Co., The	5,217	1,532,076
Vulcan Materials Co.	8,735	1,051,345
WestRock Co.	16,769	651,811

		34,574,451

Telecommunication Services (2.80%)
AT&T Inc.	406,073	17,546,413
CenturyLink Inc.	35,847	1,039,922

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Frontier Communications Corp.	76,483	$377,826
Level 3 Communications Inc. (b)	18,973	976,920
Verizon Communications Inc.	268,909	15,015,879

		34,956,960

Utilities (3.54%)
AES Corp., The	42,077	525,124
AGL Resources Inc.	8,085	533,367
Alliant Energy Corp.	14,983	594,825
Ameren Corp.	15,960	855,137
American Electric Power Company Inc.	32,289	2,263,136
American Water Works Co. Inc.	11,732	991,471
CenterPoint Energy Inc.	28,694	688,656
CMS Energy Corp.	18,213	835,248
Consolidated Edison Inc.	20,153	1,621,107
Dominion Resources Inc.	40,765	3,176,816
DTE Energy Co.	11,809	1,170,508
Duke Energy Corp.	45,572	3,909,622
Edison International	21,428	1,664,313
Entergy Corp.	11,767	957,245
Eversource Energy	20,847	1,248,735
Exelon Corp.	60,446	2,197,817
FirstEnergy Corp.	27,840	971,894
NextEra Energy Inc.	30,502	3,977,461
NiSource Inc.	20,700	548,964
NRG Energy Inc.	20,175	302,423
PG&E Corp.	32,871	2,101,114
Pinnacle West Capital Corp.	7,461	604,789
PPL Corp.	44,902	1,695,050
Public Service Enterprise Group Inc.	33,279	1,551,134
SCANA Corp.	9,482	717,408
Sempra Energy	15,712	1,791,482
Southern Co.	62,065	3,328,546
TECO Energy Inc.	15,269	422,035
WEC Energy Group Inc.	20,720	1,353,016
Xcel Energy Inc.	33,351	1,493,458

		44,091,901

Total Common Stocks
(cost $737,290,204)		1,201,136,388

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (3.75%)
State Street Institutional U.S. Government Money Market Fund Premier Class	46,728,207	$46,728,207

Total Short-term Investments
(cost $46,728,207)		46,728,207

TOTAL INVESTMENTS (100.11%)
(cost $784,018,411)		1,247,864,595
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(1,408,855)

NET ASSETS (100.00%)		$1,246,455,740

(a)	At June 30, 2016, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	443	September 2016	$46,457,874	$46,297,930	($159,944)

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.96%)
Consumer Discretionary (13.33%)
1-800-FLOWERS.COM Inc. (a)	6,934	$62,549
Aaron’s Inc.	17,134	375,063
Abercrombie & Fitch Co. Class A	17,500	311,675
AMC Entertainment Holdings Inc. Class A	5,717	157,846
American Axle & Manufacturing Holdings Inc. (a)	19,962	289,050
American Eagle Outfitters Inc.	43,213	688,383
American Public Education Inc. (a)	3,946	110,883
America’s Car-Mart Inc. (a)	2,000	56,480
Apollo Education Group Inc. (a)	22,227	202,710
Arctic Cat Inc.	3,269	55,573
Asbury Automotive Group Inc. (a)	5,217	275,145
Ascena Retail Group Inc. (a)	44,720	312,593
Ascent Capital Group LLC Class A (a)	2,627	40,430
Barnes & Noble Education Inc. (a)	10,293	104,474
Barnes & Noble Inc.	16,215	184,040
Bassett Furniture Industries Inc.	2,600	62,244
Beazer Homes USA Inc. (a)	8,543	66,208
Belmond Ltd. Class A (a)	21,925	217,058
Big 5 Sporting Goods Corp.	4,819	44,672
Big Lots Inc.	12,933	648,073
Biglari Holdings Inc. (a)	285	114,952
BJ’s Restaurants Inc. (a)	6,068	265,960
Bloomin’ Brands Inc.	29,583	528,648
Blue Nile Inc.	2,956	80,935
Bob Evans Farms Inc.	5,187	196,847
Bojangles’ Inc. (a)	2,499	42,358
Boot Barn Holdings Inc (a)	2,947	25,403
Boyd Gaming Corp. (a)	21,454	394,754
Bridgepoint Education Inc. (a)	4,363	31,588
Bright Horizons Family Solutions Inc. (a)	11,452	759,382
Buckle Inc., The	7,478	194,353
Buffalo Wild Wings Inc. (a)	4,920	683,634
Build-A-Bear Workshop Inc. (a)	3,700	49,654
Caesars Acquisition Co. Class A (a)	12,082	135,560
Caesars Entertainment Corp. (a)	15,006	115,396
Caleres Inc.	11,005	266,431
Callaway Golf Co.	24,126	246,326
Cambium Learning Group Inc. (a)	3,100	13,981
Capella Education Co.	3,005	158,183
Career Education Corp. (a)	16,995	101,120
Carmike Cinemas Inc. (a)	6,378	192,105
Carriage Services Inc.	4,438	105,092
Carrols Restaurant Group Inc. (a)	8,700	103,530
Cato Corp. Class A	6,644	250,612
Cavco Industries Inc. (a)	2,242	210,075
Central European Media Enterprises Ltd. Class A (a)	19,051	40,198
Century Casinos Inc. (a)	5,226	32,558
Century Communities Inc. (a)	4,485	77,770
Cheesecake Factory Inc., The	11,807	568,389
Chegg Inc. (a)	21,363	106,815
Chico’s FAS Inc.	33,584	359,685
Children’s Place Inc., The	4,901	392,962
Churchill Downs Inc.	3,531	446,177
Chuy’s Holdings Inc. (a)	4,277	148,027

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Citi Trends Inc.	3,800	$59,014
ClubCorp Holdings Inc.	16,568	215,384
Collectors Universe Inc.	2,144	42,344
Columbia Sportswear Co.	6,991	402,262
Conn’s Inc. (a)	5,889	44,285
Container Store Group Inc., The (a)	3,526	18,864
Cooper Tire & Rubber Co.	14,447	430,810
Cooper-Standard Holding Inc. (a)	3,865	305,296
Core-Mark Holding Company Inc.	11,762	551,167
Cracker Barrel Old Country Store Inc.	4,989	855,464
Crocs Inc. (a)	19,093	215,369
CSS Industries Inc.	2,418	64,827
Culp Inc.	2,899	80,099
Daily Journal Corp. (a)	305	72,282
Dana Holding Corp.	38,510	406,666
Dave & Buster’s Entertainment Inc. (a)	9,840	460,414
Deckers Outdoor Corp. (a)	8,463	486,792
Del Frisco’s Restaurant Group Inc. (a)	5,863	83,958
Del Taco Restaurants Inc. (a)	5,933	53,990
Delta Apparel Inc. (a)	1,816	40,951
Denny’s Corp. (a)	20,125	215,941
Destination XL Group Inc. (a)	10,167	46,463
DeVry Education Group Inc.	16,000	285,440
Diamond Resorts International Inc. (a)	9,699	290,582
DineEquity Inc.	4,656	394,736
Dorman Products Inc. (a)	6,866	392,735
DreamWorks Animation SKG Inc. Class A (a)	20,064	820,016
Drew Industries Inc.	6,150	521,766
DSW Inc. Class A	17,393	368,384
Duluth Holdings Inc. (a)	2,470	60,416
E.W. Scripps Co. Class A, The (a)	15,360	243,302
El Pollo Loco Holdings Inc. (a)	5,328	69,264
Eldorado Resorts Inc. (a)	7,451	113,218
Empire Resorts Inc. (a)	740	11,692
Entercom Communications Corp. Class A	6,669	90,498
Entravision Communications Corp. Class A	16,849	113,225
Eros International PLC (a)	7,540	122,676
Escalade Inc.	2,500	25,600
Ethan Allen Interiors Inc.	6,422	212,183
Etsy Inc. (a)	27,105	259,937
Express Inc. (a)	19,132	277,605
Federal-Mogul Holdings Corp. (a)	8,206	68,192
Fiesta Restaurant Group Inc. (a)	6,800	148,308
Finish Line Inc. Class A, The	10,881	219,687
Five Below Inc. (a)	13,898	645,006
Flexsteel Industries Inc.	1,720	68,146
Fogo De Chao Inc. (a)	1,224	15,985
Fossil Group Inc. (a)	10,829	308,951
Fox Factory Holding Corp. (a)	5,725	99,443
Francesca’s Holdings Corp. (a)	10,660	117,793
Fred’s Inc. Class A	9,340	150,467
FTD Companies Inc. (a)	4,651	116,089
Gaiam Inc. Class A (a)	3,224	24,954
Gannett Co. Inc.	30,398	419,796

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Genesco Inc. (a)	5,368	$345,216
Gentherm Inc. (a)	9,450	323,662
G-III Apparel Group Ltd. (a)	11,135	509,092
Global Eagle Entertainment Inc. (a)	12,014	79,773
GNC Holdings Inc. Class A	17,788	432,071
Golden Entertainment Inc.	2,854	33,363
GoPro Inc. Class A (a)	26,242	283,676
Grand Canyon Education Inc. (a)	11,626	464,110
Gray Television Inc. (a)	16,773	181,987
Green Brick Partners Inc. (a)	6,407	46,579
Group 1 Automotive Inc.	5,424	267,729
Guess? Inc.	15,600	234,780
Habit Restaurants Inc., The Class A (a)	3,467	56,789
Haverty Furniture Companies Inc.	5,035	90,781
Helen of Troy Ltd. (a)	7,289	749,601
Hemisphere Media Group Inc. (a)	1,840	21,712
Hibbett Sports Inc. (a)	5,976	207,905
Hooker Furniture Corp.	2,963	63,675
Horizon Global Corp. (a)	4,462	50,644
Houghton Mifflin Harcourt Co. (a)	32,161	502,676
Hovnanian Enterprises Inc. Class A (a)	29,924	50,272
HSN Inc.	8,200	401,226
Iconix Brand Group Inc. (a)	11,267	76,165
IMAX Corp. (a)	15,153	446,710
Installed Building Products Inc. (a)	5,231	189,833
International Speedway Corp. Class A	6,834	228,597
Interval Leisure Group Inc.	29,233	464,805
Intrawest Resorts Holdings Inc. (a)	3,819	49,571
iRobot Corp. (a)	6,964	244,297
Isle of Capri Casinos Inc. (a)	6,494	118,970
J. Alexander’s Holdings Inc. (a)	3,368	33,444
Jack in the Box Inc.	8,438	724,993
JAKKS Pacific Inc. (a)	4,527	35,809
Jamba Inc. (a)	3,395	34,935
Johnson Outdoors Inc. Class A	1,230	31,611
K12 Inc. (a)	8,473	105,828
KB Home	21,848	332,308
Kirkland’s Inc. (a)	3,634	53,347
Kona Grill Inc. (a)	2,000	21,440
Krispy Kreme Doughnuts Inc. (a)	15,044	315,322
La Quinta Holdings Inc. (a)	22,194	253,012
Lands’ End Inc. (a)	4,100	67,322
La-Z-Boy Inc.	12,591	350,282
LGI Homes Inc. (a)	4,098	130,890
Libbey Inc.	5,817	92,432
Liberty Braves Group Class A (a)	2,235	33,614
Liberty Braves Group Class C (a)	7,999	117,265
Liberty Media Group Class A (a)	6,178	118,247
Liberty Media Group Class C (a)	11,967	227,014
Liberty Tax Inc.	1,400	18,648
Liberty TripAdvisor Holdings Inc. Class A (a)	18,800	411,344
LifeLock Inc. (a)	22,084	349,148
Lifetime Brands Inc.	2,981	43,493
Lindblad Expeditions Holdings Inc. (a)	3,704	35,670
Lithia Motors Inc. Class A	6,155	437,436
Loral Space & Communications Inc. (a)	3,400	119,918

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Luby’s Inc. (a)	5,188	$26,044
Lumber Liquidators Holdings Inc. (a)	7,074	109,081
M.D.C. Holdings Inc.	10,437	254,037
M/I Homes Inc. (a)	6,337	119,326
Malibu Boats Inc. Class A (a)	4,996	60,352
Marcus Corp., The	4,843	102,187
Marine Products Corp.	2,692	22,774
MarineMax Inc. (a)	6,231	105,740
Marriott Vacations Worldwide Corp.	5,767	394,982
Mattress Firm Holding Corp. (a)	4,395	147,452
MCBC Holdings Inc.	1,695	18,730
MDC Partners Inc. Class A	13,337	243,934
Media General Inc. (a)	28,268	485,927
Meredith Corp.	9,751	506,174
Meritage Homes Corp. (a)	10,101	379,192
Metaldyne Performance Group Inc.	3,865	53,144
Modine Manufacturing Co. (a)	12,520	110,176
Monarch Casino & Resort Inc. (a)	2,666	58,572
Monro Muffler Brake Inc.	8,160	518,650
Motorcar Parts of America Inc. (a)	4,777	129,839
Movado Group Inc.	4,139	89,734
MSG Networks Inc. Class A (a)	15,409	236,374
NACCO Industries Inc. Class A	1,148	64,288
Nathan’s Famous Inc. (a)	743	33,064
National CineMedia Inc.	16,227	251,194
Nautilus Inc. (a)	7,700	137,368
New Home Company Inc., The (a)	3,241	30,919
New Media Investment Group Inc.	10,213	184,549
New York Times Co. Class A, The	32,519	393,480
Nexstar Broadcasting Group Inc. Class A	7,706	366,651
Noodles & Company (a)	3,429	33,536
NutriSystem Inc.	7,307	185,306
Office Depot Inc. (a)	142,884	472,946
Ollie’s Bargain Outlet Holdings Inc. (a)	5,292	131,718
Outerwall Inc.	4,392	184,464
Overstock.com Inc. (a)	3,406	54,871
Oxford Industries Inc.	3,925	222,234
Papa John’s International Inc.	7,069	480,692
Party City Holdco Inc. (a)	6,917	96,215
Penn National Gaming Inc. (a)	19,653	274,159
Performance Sports Group Ltd. (a)	9,040	27,120
Perry Ellis International Inc. (a)	3,140	63,177
PetMed Express Inc.	5,100	95,676
Pier 1 Imports Inc.	20,346	104,578
Pinnacle Entertainment Inc. (a)	15,203	168,449
Planet Fitness Inc. Class A (a)	4,234	79,938
Popeyes Louisiana Kitchen Inc. (a)	5,684	310,574
Potbelly Corp. (a)	6,054	75,917
Radio One Inc. Class D (a)	5,586	17,819
Reading International Inc. Class A (a)	4,300	53,707
Red Lion Hotels Corp. (a)	3,233	23,472
Red Robin Gourmet Burgers Inc. (a)	3,574	169,515
Red Rock Resorts Inc. Class A (a)	7,845	172,433
Regis Corp. (a)	9,892	123,155
Rent-A-Center Inc.	13,528	166,124
Restoration Hardware Holdings Inc. (a)	10,045	288,091

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ruby Tuesday Inc. (a)	16,211	$58,522
Ruth’s Hospitality Group Inc.	8,238	131,396
Saga Communications Inc. Class A	896	35,428
Salem Media Group Inc.	2,419	17,465
Scholastic Corp.	7,075	280,241
Scientific Games Corp. Class A (a)	13,183	121,152
Sears Holdings Corp. (a)	2,769	37,686
Sears Hometown and Outlet Stores Inc. (a)	2,581	17,396
SeaWorld Entertainment Inc.	17,200	246,476
Select Comfort Corp. (a)	12,006	256,688
Sequential Brands Group Inc. (a)	9,815	78,324
Shake Shack Inc. Class A (a)	4,063	148,015
Shoe Carnival Inc.	3,825	95,854
Shutterfly Inc. (a)	9,044	421,541
Sinclair Broadcast Group Inc. Class A	17,242	514,846
Smith & Wesson Holding Corp. (a)	14,184	385,521
Sonic Automotive Inc.	7,482	128,017
Sonic Corp.	12,329	333,499
Sotheby’s	13,672	374,613
Spartan Motors Inc.	7,729	48,384
Speedway Motorsports Inc.	2,854	50,658
Sportsman’s Warehouse Holdings Inc. (a)	6,846	55,179
Stage Stores Inc.	5,975	29,158
Standard Motor Products Inc.	5,486	218,233
Stein Mart Inc.	8,247	63,667
Steven Madden Ltd. (a)	15,980	546,196
Stoneridge Inc. (a)	7,200	107,568
Strattec Security Corp.	900	36,693
Strayer Education Inc. (a)	2,720	133,634
Sturm, Ruger & Company Inc.	4,838	309,680
Superior Industries International Inc.	6,389	171,097
Superior Uniform Group Inc.	2,236	42,685
Tailored Brands Inc.	12,358	156,452
Taylor Morrison Home Corp. Class A (a)	8,286	122,964
Tenneco Inc. (a)	14,629	681,858
Texas Roadhouse Inc. Class A	17,182	783,499
Tile Shop Holdings Inc., The (a)	8,423	167,449
Tilly’s Inc. Class A (a)	3,717	21,521
Time Inc.	26,672	439,021
TopBuild Corp. (a)	10,080	364,896
Tower International Inc.	5,395	111,029
Townsquare Media Inc. (a)	2,368	18,684
TRI Pointe Group Inc. (a)	39,284	464,337
tronc Inc.	7,012	96,766
Tuesday Morning Corp. (a)	11,941	83,826
Tumi Holdings Inc. (a)	14,610	390,671
UCP Inc. Class A (a)	2,313	18,550
Unifi Inc. (a)	4,115	112,051
Unique Fabricating Inc.	1,586	21,237
Universal Electronics Inc. (a)	3,619	261,581
Vera Bradley Inc. (a)	5,547	78,601
Vince Holding Corp. (a)	5,045	27,647
Vitamin Shoppe Inc. (a)	6,309	192,866
Wayfair Inc. Class A (a)	8,164	318,396

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
WCI Communities Inc. (a)	5,845	$98,780
Weight Watchers International Inc. (a)	7,437	86,492
West Marine Inc. (a)	4,800	40,272
Weyco Group Inc.	1,700	47,226
William Lyon Homes Class A (a)	6,345	102,281
Wingstop Inc. (a)	4,061	110,662
Winmark Corp.	663	66,081
Winnebago Industries Inc.	6,719	153,999
Wolverine World Wide Inc.	25,169	511,434
Workhorse Group Inc. (a)	2,593	17,762
World Wrestling Entertainment Inc.	9,212	169,593
Zagg Inc. (a)	7,200	37,800
Zoe’s Kitchen Inc. (a)	5,000	181,350
Zumiez Inc. (a)	4,699	67,243

		57,474,591

Consumer Staples (3.08%)
Alico Inc.	885	26,774
Alliance One International Inc. (a)	2,052	31,601
Amplify Snack Brands Inc. (a)	7,639	112,675
Andersons Inc., The	6,863	243,911
Avon Products Inc.	113,452	428,849
B&G Foods Inc. Class A	16,159	778,864
Boston Beer Co. Inc. (a)	2,296	392,685
Calavo Growers Inc.	4,005	268,335
Cal-Maine Foods Inc.	8,107	359,302
Central Garden & Pet Co. (a)	2,487	56,778
Central Garden & Pet Co. Class A (a)	8,826	191,612
Chefs’ Warehouse Inc., The (a)	4,800	76,800
Coca-Cola Bottling Co. Consolidated	1,217	179,471
Craft Brew Alliance Inc. (a)	3,416	39,352
Darling Ingredients Inc. (a)	42,650	635,485
Dean Foods Co.	23,803	430,596
Elizabeth Arden Inc. (a)	6,403	88,105
Farmer Brothers Co. (a)	2,031	65,114
Fresh Del Monte Produce Inc.	8,354	454,708
Freshpet Inc. (a)	5,899	55,038
HRG Group Inc. (a)	30,763	422,376
Ingles Markets Inc. Class A	3,588	133,832
Inter Parfums Inc.	4,504	128,679
Inventure Foods Inc. (a)	5,600	43,736
J&J Snack Foods Corp.	3,925	468,135
John B. Sanfilippo & Son Inc.	2,288	97,537
Lancaster Colony Corp.	4,876	622,226
Landec Corp. (a)	6,700	72,092
Lifevantage Corp. (a)	3,381	45,982
Lifeway Foods Inc. (a)	1,100	10,637
Limoneira Co.	2,967	52,279
Medifast Inc.	2,760	91,825
MGP Ingredients Inc.	3,195	122,145
National Beverage Corp. (a)	3,029	190,251
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	28,736
Natural Health Trends Corp.	1,900	53,561
Nature’s Sunshine Products Inc.	2,767	26,370
Nutraceutical International Corp. (a)	2,401	55,583

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Oil-Dri Corporation of America	1,200	$41,436
Omega Protein Corp. (a)	5,580	111,544
Orchids Paper Products Co.	2,400	85,368
Performance Food Group Co. (a)	9,776	263,072
PriceSmart Inc.	5,228	489,184
Primo Water Corp. (a)	5,225	61,707
Revlon Inc. Class A (a)	3,000	96,540
Sanderson Farms Inc.	5,235	453,560
Seaboard Corp. (a)	72	206,686
Seneca Foods Corp. Class A (a)	1,805	65,359
Smart & Final Stores Inc. (a)	5,816	86,600
Snyder’s-Lance Inc.	20,886	707,827
SpartanNash Co.	9,666	295,586
SUPERVALU Inc. (a)	68,927	325,335
Synutra International Inc. (a)	5,900	22,479
Tootsie Roll Industries Inc.	4,520	174,156
Turning Point Brands Inc. (a)	1,571	16,134
United Natural Foods Inc. (a)	12,916	604,469
Universal Corp.	5,788	334,199
USANA Health Sciences Inc. (a)	1,373	152,993
Vector Group Ltd.	23,028	516,288
Village Super Market Inc. Class A	1,928	55,700
WD-40 Co.	3,662	430,102
Weis Markets Inc.	2,444	123,544

		13,301,905

Energy (2.98%)
Abraxas Petroleum Corp. (a)	31,032	35,066
Adams Resources & Energy Inc.	500	19,250
Alon USA Energy Inc.	7,600	49,248
Archrock Inc.	18,345	172,810
Ardmore Shipping Corp.	5,858	39,659
Atwood Oceanics Inc.	15,983	200,107
Bill Barrett Corp. (a)	12,674	80,987
Bristow Group Inc.	8,823	100,670
California Resources Corp.	8,126	99,137
Callon Petroleum Co. (a)	31,416	352,802
CARBO Ceramics Inc.	5,000	65,500
Carrizo Oil & Gas Inc. (a)	14,445	517,853
Clayton Williams Energy Inc. (a)	1,449	39,790
Clean Energy Fuels Corp. (a)	22,691	78,738
Cobalt International Energy Inc. (a)	105,175	140,934
Contango Oil & Gas Co. (a)	4,867	59,572
CVR Energy Inc.	4,026	62,403
Dawson Geophysical Co. (a)	4,944	40,294
Delek US Holdings Inc.	15,927	210,396
Denbury Resources Inc.	90,716	325,670
DHT Holdings Inc.	23,400	117,702
Dorian LPG Ltd. (a)	7,309	51,528
Earthstone Energy Inc. (a)	600	6,468
Eclipse Resources Corp. (a)	11,600	38,744
EP Energy Corp. Class A (a)	9,811	50,821
Era Group Inc. (a)	5,000	47,000
Erin Energy Corp. (a)	3,300	7,953
Evolution Petroleum Corp.	6,708	36,693
EXCO Resources Inc. (a)	37,550	48,815

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Exterran Corp. (a)	8,198	$105,344
Fairmount Santrol Holdings Inc. (a)	16,935	130,569
Forum Energy Technologies Inc. (a)	15,567	269,465
Frontline Ltd.	16,850	132,610
GasLog Ltd.	10,809	140,301
Gener8 Maritime Inc. (a)	10,340	66,176
Geospace Technologies Corp. (a)	3,300	54,021
Golar LNG Ltd.	22,966	355,973
Green Plains Inc.	9,600	189,312
Helix Energy Solutions Group Inc. (a)	26,051	176,105
Hornbeck Offshore Services Inc. (a)	8,529	71,132
Independence Contract Drilling Inc. (a)	7,450	40,454
Isramco Inc. (a)	222	18,260
Jones Energy Inc. Class A (a)	8,909	36,705
Matador Resources Co. (a)	21,522	426,136
Matrix Service Co. (a)	6,700	110,483
McDermott International Inc. (a)	62,861	310,533
Natural Gas Services Group (a)	3,100	70,990
Navios Maritime Acquisition Corp.	20,400	32,028
Newpark Resources Inc. (a)	20,957	121,341
Nordic American Tankers Ltd.	22,354	310,497
Northern Oil and Gas Inc. (a)	12,308	56,863
Oasis Petroleum Inc. (a)	46,294	432,386
Oil States International Inc. (a)	13,314	437,764
Overseas Shipholding Group Inc. Class A	9,402	103,328
Pacific Ethanol Inc. (a)	7,735	42,156
Panhandle Oil & Gas Inc.	4,126	68,780
Par Pacific Holdings Inc. (a)	7,333	112,488
Parker Drilling Co. (a)	29,921	68,519
PDC Energy Inc. (a)	12,030	693,048
PHI Inc. (a)	3,200	57,216
Pioneer Energy Services Corp. (a)	15,464	71,134
Renewable Energy Group Inc. (a)	11,611	102,525
REX American Resources Corp. (a)	1,511	90,403
RigNet Inc. (a)	3,601	48,217
Ring Energy Inc. (a)	9,229	81,400
RSP Permian Inc. (a)	20,435	712,977
Sanchez Energy Corp. (a)	12,950	91,427
Scorpio Tankers Inc.	42,868	180,046
SEACOR Holdings Inc. (a)	4,234	245,360
Seadrill Ltd. (a)	97,948	317,352
SemGroup Corp. Class A	11,527	375,319
Ship Finance International Ltd.	15,661	230,843
Stone Energy Corp. (a)	1	6
Synergy Resources Corp. (a)	48,570	323,476
Teekay Corp.	11,422	81,439
Teekay Tankers Ltd. Class A	30,119	89,755
Tesco Corp.	9,623	64,378
TETRA Technologies Inc. (a)	20,000	127,400
Tidewater Inc.	11,400	50,274
Unit Corp. (a)	12,900	200,724
US Silica Holdings Inc.	16,870	581,509
W&T Offshore Inc. (a)	8,600	19,952
Western Refining Inc.	17,716	365,481
Westmoreland Coal Co. (a)	5,534	52,684

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Willbros Group Inc. (a)	10,092	$25,532

		12,867,206

Financials (25.09%)
1st Source Corp.	4,179	135,358
Acadia Realty Trust	18,659	662,767
Access National Corp.	2,111	41,186
ACNB Corp.	1,429	35,882
AG Mortgage Investment Trust Inc.	8,183	118,163
Agree Realty Corp.	6,095	294,023
Alexander & Baldwin Inc.	12,284	443,944
Alexander’s Inc.	601	245,947
Allegiance Bancshares Inc. (a)	2,812	69,963
Altisource Portfolio Solutions SA (a)	3,013	83,882
Altisource Residential Corp.	13,568	124,690
American Assets Trust Inc.	9,747	413,663
American Capital Mortgage Investment Corp.	12,697	200,486
American Equity Investment Life Holding Co.	20,472	291,726
American Independence Corp. (a)	379	9,297
American National Bankshares Inc.	2,300	57,914
Ameris Bancorp	8,794	261,182
Amerisafe Inc.	5,066	310,141
Ames National Corp.	2,200	59,004
Anworth Mortgage Asset Corp.	26,288	123,554
Apollo Commercial Real Estate Finance Inc.	15,947	256,268
Apollo Residential Mortgage Inc.	8,677	116,272
Ares Commercial Real Estate Corp.	8,036	98,762
Argo Group International Holdings Ltd.	7,844	407,119
Armada Hoffler Properties Inc.	8,745	120,156
ARMOUR Residential REIT Inc.	9,686	193,720
Arrow Financial Corp.	2,927	88,659
Ashford Hospitality Prime Inc.	6,983	98,740
Ashford Hospitality Trust Inc.	21,073	113,162
Associated Capital Group Inc. Class A	1,310	37,571
Astoria Financial Corp.	24,029	368,365
Atlantic Capital Bankshares Inc. (a)	4,401	63,638
Atlas Financial Holdings Inc. (a)	3,603	62,044
AV Homes Inc. (a)	3,652	44,627
Avenue Financial Holdings Inc. (a)	2,132	41,894
B. Riley Financial Inc.	2,170	20,789
Baldwin & Lyons Inc.	2,928	72,204
Banc of California Inc.	12,750	230,775
BancFirst Corp.	2,022	121,967
Banco Latinoamericano de Comercio Exterior SA	8,017	212,450
Bancorp Inc., The (a)	8,172	49,195
BancorpSouth Inc.	22,466	509,754
Bank Mutual Corp.	10,781	82,798
Bank of Marin Bancorp	1,500	72,555
Bank of the Ozarks Inc.	21,759	816,398
BankFinancial Corp.	4,403	52,792
Bankwell Financial Group Inc.	1,510	33,311

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Banner Corp.	7,751	$329,728
Bar Harbor Bankshares	1,645	57,739
BBCN Bancorp Inc.	20,132	300,369
BBX Capital Corp. Class A (a)	600	9,222
Bear State Financial Inc.	4,489	42,331
Beneficial Bancorp Inc. (a)	18,744	238,424
Berkshire Hills Bancorp Inc.	7,978	214,768
BGC Partners Inc. Class A	56,689	493,761
Blue Capital Reinsurance Holdings Ltd.	1,924	35,613
Blue Hills Bancorp Inc.	6,514	96,147
Bluerock Residential Growth REIT Inc.	5,535	71,955
BNC Bancorp	9,741	221,218
BofI Holding Inc. (a)	15,584	275,993
Boston Private Financial Holdings Inc.	20,951	246,803
Bridge Bancorp Inc.	4,308	122,347
Brookline Bancorp Inc.	17,592	194,040
Bryn Mawr Bank Corp.	4,460	130,232
BSB Bancorp Inc. (a)	2,276	51,551
C&F Financial Corp.	801	35,853
C1 Financial Inc. (a)	1,954	45,587
Calamos Asset Management Inc. Class A	4,179	30,548
California First National Bancorp	616	9,098
Camden National Corp.	2,626	110,292
Capital Bank Financial Corp. Class A	5,335	153,648
Capital City Bank Group Inc.	2,998	41,732
Capitol Federal Financial Inc.	33,660	469,557
Capstead Mortgage Corp.	25,359	245,982
Cardinal Financial Corp.	8,200	179,908
CareTrust REIT Inc.	15,259	210,269
Carolina Financial Corp.	2,531	47,279
Cascade Bancorp (a)	8,842	48,985
Cash America International Inc.	6,159	262,497
CatchMark Timber Trust Inc. Class A	10,808	132,074
Cathay General Bancorp	19,284	543,809
CBL & Associates Properties Inc.	43,749	407,303
Cedar Realty Trust Inc.	22,485	167,064
Centerstate Banks Inc.	12,076	190,197
Central Pacific Financial Corp.	7,740	182,664
Central Valley Community Bancorp	2,044	28,616
Century Bancorp Inc. Class A	809	34,245
Charter Financial Corp.	3,605	47,874
Chatham Lodging Trust	10,089	221,756
Chemical Financial Corp.	9,870	368,052
Chemung Financial Corp.	727	21,337
Chesapeake Lodging Trust	15,783	366,955
Citizens & Northern Corp.	3,100	62,682
Citizens Inc. (a)	12,300	93,480
City Holding Co.	3,868	175,878
City Office REIT Inc.	5,325	69,118
Clifton Bancorp Inc.	5,958	89,787
CNB Financial Corp.	3,800	67,640
CNO Financial Group Inc.	46,634	814,230
CoBiz Financial Inc.	9,274	108,506
Codorus Valley Bancorp Inc.	1,950	39,721

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cohen & Steers Inc.	5,464	$220,964
Colony Capital Inc. Class A	29,466	452,303
Colony Starwood Homes	17,143	521,490
Columbia Banking System Inc.	14,980	420,339
Community Bank System Inc.	11,129	457,291
Community Healthcare Trust Inc.	3,370	71,242
Community Trust Bancorp Inc.	3,835	132,921
CommunityOne Bancorp (a)	6,971	88,113
ConnectOne Bancorp Inc.	7,782	122,100
Consolidated-Tomoka Land Co.	1,272	60,382
CorEnergy Infrastructure Trust Inc.	3,203	92,407
Coresite Realty Corp.	8,744	775,505
County Bancorp Inc.	1,115	22,991
Cousins Properties Inc.	54,623	568,079
Cowen Group Inc. Class A (a)	26,538	78,552
Crawford & Co. Class B	3,088	26,217
CU Bancorp (a)	4,470	101,603
Customers Bancorp Inc. (a)	6,365	159,952
CVB Financial Corp.	26,172	428,959
CYS Investments Inc.	40,257	336,951
Diamond Hill Investment Group	821	154,693
DiamondRock Hospitality Co.	52,691	475,800
Dime Community Bancshares	7,969	135,553
Donegal Group Inc.	2,961	48,827
DuPont Fabros Technology Inc.	19,451	924,701
Dynex Capital Inc.	13,301	92,309
Eagle Bancorp Inc. (a)	7,946	382,282
Easterly Government Properties Inc.	6,379	125,858
EastGroup Properties Inc.	8,138	560,871
Education Realty Trust Inc.	17,406	803,113
eHealth Inc. (a)	4,584	64,268
EMC Insurance Group Inc.	2,728	75,620
Employers Holdings Inc.	8,000	232,160
Encore Capital Group Inc. (a)	6,248	147,015
Enova International Inc. (a)	7,567	55,693
Enstar Group Ltd. (a)	3,086	499,901
Enterprise Bancorp Inc.	2,125	50,979
Enterprise Financial Services Corp.	5,076	141,570
Equity Bancshares Inc. Class A (a)	1,319	29,203
ESSA Bancorp Inc.	2,248	30,123
Essent Group Ltd. (a)	19,391	422,918
EverBank Financial Corp.	26,920	400,031
Evercore Partners Inc. Class A	10,209	451,136
EZCORP Inc. Class A (a)	12,700	96,012
F.N.B. Corp.	54,349	681,536
Farmers Capital Bank Corp.	1,800	49,230
Farmers National Banc Corp.	5,842	51,410
Farmland Partners Inc.	3,601	40,763
FBL Financial Group Inc. Class A	2,585	156,832
FBR & Co.	1,691	25,247
FCB Financial Holdings Inc. Class A (a)	7,794	264,996
Federal Agricultural Mortgage Corp. Class C	2,347	81,723
Federated National Holding Co.	3,558	67,744
FelCor Lodging Trust Inc.	35,806	223,071
Fidelity & Guaranty Life	3,266	75,706
Fidelity Southern Corp.	5,265	82,503

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Fifth Street Asset Management Inc.	1,502	$6,068
Financial Engines Inc.	13,879	359,050
Financial Institutions Inc.	3,700	96,459
First BanCorp (a)	30,130	119,616
First Bancorp (North Carolina)	4,903	86,195
First Bancorp Inc.	2,862	61,647
First Busey Corp.	7,967	170,414
First Business Financial Services Inc.	2,000	46,940
First Cash Financial Services Inc.	7,114	365,162
First Citizens BancShares Inc. Class A	1,983	513,419
First Commonwealth Financial Corp.	22,534	207,313
First Community Bancshares Inc.	4,032	90,478
First Community Financial Partners Inc. (a)	3,236	28,477
First Connecticut Bancorp Inc.	4,094	67,797
First Defiance Financial Corp.	2,394	93,007
First Financial Bancorp	15,980	310,811
First Financial Bankshares Inc.	16,466	539,920
First Financial Corp. Indiana	2,566	93,967
First Financial Northwest Inc.	2,146	28,499
First Foundation Inc. (a)	3,527	75,830
First Industrial Realty Trust Inc.	30,297	842,863
First Internet Bancorp	1,311	31,228
First Interstate BancSystem Inc.	5,057	142,102
First Merchants Corp.	10,573	263,585
First Mid-Illinois Bancshares Inc.	1,350	33,750
First Midwest Bancorp Inc.	20,777	364,844
First NBC Bank Holding Co. (a)	4,209	70,669
First Northwest Bancorp (a)	2,932	37,354
First of Long Island Corp., The	3,647	104,559
First Potomac Realty Trust	15,644	143,925
FirstMerit Corp.	42,866	868,894
Flagstar Bancorp Inc. (a)	5,300	129,373
Flushing Financial Corp.	7,492	148,941
FNFV Group (a)	17,525	201,012
Forestar Group Inc. (a)	8,700	103,443
Four Corners Property Trust Inc.	7,672	157,966
Fox Chase Bancorp	2,983	60,674
Franklin Financial Network Inc. (a)	2,387	74,856
Franklin Street Properties Corp.	25,489	312,750
FRP Holdings Inc. (a)	1,800	62,100
Fulton Financial Corp.	44,200	596,700
Gain Capital Holdings Inc.	9,344	59,054
GAMCO Investors Inc.	1,355	44,403
Genworth Financial Inc. Class A (a)	67,822	174,981
Geo Group Inc., The	19,508	666,783
German American Bancorp Inc.	3,755	120,047
Getty Realty Corp.	7,213	154,719
Glacier Bancorp Inc.	19,659	522,536
Gladstone Commercial Corp.	6,421	108,451
Global Indemnity PLC (a)	2,548	70,146
Global Net Lease Inc.	44,172	351,167
Gramercy Property Trust	109,713	1,011,554
Great Ajax Corp.	3,485	48,337
Great Southern Bancorp Inc.	2,713	100,300
Great Western Bancorp Inc.	15,215	479,881
Green Bancorp Inc. (a)	5,117	44,620

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Dot Corp. Class A (a)	11,109	$255,396
Greene County Bancorp Inc.	553	8,997
Greenhill & Co. Inc.	7,400	119,140
Greenlight Capital Re Ltd. Class A (a)	7,873	158,720
Griffin Industrial Realty Inc.	289	8,858
Guaranty Bancorp	3,860	64,462
Hallmark Financial Services Inc. (a)	4,391	50,892
Hampton Roads Bankshares Inc. (a)	8,300	14,857
Hancock Holding Co.	19,577	511,155
Hanmi Financial Corp.	8,220	193,088
Hannon Armstrong Sustainable Infrastructure Capital Inc.	9,689	209,282
Hatteras Financial Corp.	24,860	407,704
HCI Group Inc.	2,613	71,283
Healthcare Realty Trust Inc.	27,259	953,792
Heartland Financial USA Inc.	5,666	199,953
Hennessy Advisors Inc.	756	25,303
Heritage Commerce Corp.	6,233	65,633
Heritage Financial Corp.	7,557	132,852
Heritage Insurance Holdings Inc.	7,334	87,788
Heritage Oaks Bancorp	6,200	49,228
Hersha Hospitality Trust	10,984	188,376
HFF Inc. Class A	9,231	266,591
Hilltop Holdings Inc. (a)	19,624	411,908
Hingham Institution for Savings	380	46,710
Home Bancorp Inc.	1,446	39,722
Home Bancshares Inc.	31,305	619,526
HomeStreet Inc. (a)	6,655	132,568
HomeTrust Bancshares Inc. (a)	4,660	86,210
Horace Mann Educators Corp.	10,780	364,256
Horizon Bancorp	2,774	69,738
Houlihan Lokey Inc.	3,210	71,808
Hudson Pacific Properties Inc.	20,677	603,355
IBERIABANK Corp.	10,613	633,914
Impac Mortgage Holdings Inc. (a)	2,100	32,928
Independence Holding Co.	1,974	35,473
Independence Realty Trust Inc.	11,510	94,152
Independent Bank Corp.	6,770	309,389
Independent Bank Corp. (Michigan)	5,123	74,335
Independent Bank Group Inc.	2,848	122,208
InfraREIT Inc. (a)	10,526	184,626
International Bancshares Corp.	14,098	367,817
INTL FCStone Inc. (a)	3,927	107,168
Invesco Mortgage Capital	29,844	408,564
Investment Technology Group Inc.	8,661	144,812
Investors Bancorp Inc.	77,639	860,240
Investors Real Estate Trust	31,035	200,796
Investors Title Co.	440	41,910
iStar Inc. (a)	19,107	183,236
James River Group Holdings Ltd.	3,842	130,474
Janus Capital Group Inc.	37,606	523,476
KCG Holdings Inc. Class A (a)	13,853	184,245
Kearny Financial Corp.	24,202	304,461
Kemper Corp.	10,537	326,436
Kennedy-Wilson Holdings Inc.	21,863	414,522
Kite Realty Group Trust	21,889	613,549
Ladder Capital Corp.	10,278	125,392

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ladenburg Thalmann Financial Services Inc. (a)	25,430	$60,015
Lake Sunapee Bank Group	2,021	34,579
Lakeland Bancorp Inc.	9,822	111,774
Lakeland Financial Corp.	4,132	194,245
LaSalle Hotel Properties	27,853	656,774
LCNB Corp.	2,051	32,406
LegacyTexas Financial Group Inc.	11,541	310,568
LendingClub Corp. (a)	85,304	366,807
LendingTree Inc. (a)	1,633	144,243
Lexington Realty Trust	59,782	604,396
Live Oak Bancshares Inc.	4,932	69,591
LTC Properties Inc.	10,006	517,610
Macatawa Bank Corp.	6,118	45,396
Mack-Cali Realty Corp.	23,252	627,804
Maiden Holdings Ltd.	15,879	194,359
MainSource Financial Group Inc.	5,946	131,109
Manning & Napier Inc.	3,806	36,157
Marcus & Millichap Inc. (a)	3,821	97,092
Marlin Business Services Corp.	2,159	35,192
MB Financial Inc.	18,219	660,985
MBIA Inc. (a)	34,720	237,138
MBT Financial Corp.	4,156	33,248
Medical Properties Trust Inc.	61,769	939,506
Medley Management Inc. Class A	1,502	8,832
Mercantile Bank Corp.	4,257	101,572
Merchants Bancshares Inc.	1,308	39,868
Meridian Bancorp Inc.	12,957	191,504
Meta Financial Group Inc.	2,170	110,583
MGIC Investment Corp. (a)	88,524	526,718
Middleburg Financial Corp.	1,120	30,464
Midland States Bancorp Inc. (a)	956	20,736
MidWestOne Financial Group Inc.	2,100	59,976
Moelis & Co.	4,855	109,237
Monmouth Real Estate Investment Corp. Class A	17,060	226,216
Monogram Residential Trust Inc.	44,171	450,986
MutualFirst Financial Inc.	1,344	36,758
National Bank Holdings Corp. Class A	6,915	140,789
National Bankshares Inc.	1,700	59,364
National Commerce Corp. (a)	2,205	51,421
National General Holdings Corp.	13,004	278,546
National Health Investors Inc.	9,842	739,036
National Interstate Corp.	2,011	60,833
National Storage Affiliates Trust	6,101	127,023
National Western Life Group Inc. Class A	622	121,458
Nationstar Mortgage Holdings Inc. (a)	9,288	104,583
Navigators Group Inc., The	3,078	283,084
NBT Bancorp Inc.	11,097	317,707
Nelnet Inc. Class A	5,438	188,970
New Residential Investment Corp.	58,935	815,660
New Senior Investment Group Inc.	20,291	216,708
New York Mortgage Trust Inc.	29,986	182,915
New York REIT Inc.	42,974	397,509
NewStar Financial Inc. (a)	6,643	55,934
NexPoint Residential Trust Inc.	5,352	97,406

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Nicolet Bankshares Inc. (a)	1,990	$75,779
NMI Holdings Inc. Class A (a)	13,771	75,465
Northfield Bancorp Inc.	11,334	168,083
Northrim BanCorp Inc.	1,641	43,142
NorthStar Realty Europe Corp.	15,340	141,895
Northwest Bancshares Inc.	25,186	373,508
OceanFirst Financial Corp.	5,191	94,320
Ocwen Financial Corp. (a)	27,500	47,025
OFG Bancorp	10,566	87,698
Old Line Bancshares Inc.	2,037	36,666
Old National Bancorp	34,474	431,959
Old Second Bancorp Inc.	7,100	48,493
OM Asset Management PLC	10,500	140,175
On Deck Capital Inc. (a)	12,136	62,500
One Liberty Properties Inc.	3,687	87,935
OneBeacon Insurance Group Ltd. Class A	6,111	84,332
Oppenheimer Holdings Inc. Class A	2,680	41,433
Opus Bank	4,463	150,849
Orchid Island Capital Inc.	5,600	57,624
Oritani Financial Corp.	10,256	163,993
Orrstown Financial Services Inc.	1,633	29,476
Owens Realty Mortgage Inc.	2,720	45,261
Pacific Continental Corp.	5,100	80,121
Pacific Mercantile Bancorp (a)	3,714	26,369
Pacific Premier Bancorp Inc. (a)	7,236	173,664
Park National Corp.	3,453	316,916
Park Sterling Corp.	13,538	95,984
Parkway Properties Inc.	21,299	356,332
Patriot National Inc. (a)	3,244	26,536
Peapack-Gladstone Financial Corp.	4,109	76,058
Pebblebrook Hotel Trust	18,547	486,859
Penns Woods Bancorp Inc.	1,257	52,781
Pennsylvania Real Estate Investment Trust	17,907	384,105
PennyMac Mortgage Investment Trust	17,565	285,080
Peoples Bancorp Inc.	4,259	92,804
Peoples Financial Services Corp.	1,900	74,366
People’s Utah Bancorp	3,262	54,149
PHH Corp. (a)	13,596	181,099
Physicians Realty Trust	35,344	742,577
PICO Holdings Inc. (a)	5,707	53,988
Pinnacle Financial Partners Inc.	10,385	507,307
Piper Jaffray Companies Inc. (a)	4,055	152,873
PJT Partners Inc. Class A	4,541	104,443
Potlatch Corp.	10,742	366,302
PRA Group Inc. (a)	12,113	292,408
Preferred Apartment Communities Inc. Class A	6,101	89,807
Preferred Bank	3,000	86,625
Premier Financial Bancorp Inc.	1,961	33,043
Primerica Inc.	12,138	694,779
PrivateBancorp Inc.	20,359	896,407
Prosperity Bancshares Inc.	17,380	886,206
Provident Bancorp Inc. (a)	1,045	16,114
Provident Financial Holdings Inc.	1,708	31,256
Provident Financial Services Inc.	16,116	316,518

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PS Business Parks Inc.	5,221	$553,844
Pzena Investment Management Inc. Class A	3,586	27,289
QCR Holdings Inc.	3,141	85,404
QTS Realty Trust Inc. Class A	12,275	687,154
Radian Group Inc.	56,064	584,187
RAIT Financial Trust	24,094	75,414
Ramco-Gershenson Properties Trust	21,123	414,222
RE/MAX Holdings Inc. Class A	4,700	189,222
Redwood Trust Inc.	20,173	278,589
Regional Management Corp. (a)	2,600	38,116
Renasant Corp.	10,565	341,566
Republic Bancorp Inc. Class A	2,619	72,363
Republic First Bancorp Inc. (a)	8,302	35,782
Resource America Inc. Class A	2,879	27,984
Resource Capital Corp.	8,574	110,262
Retail Opportunity Investments Corp.	26,290	569,704
Rexford Industrial Realty Inc.	17,445	367,915
RLI Corp.	10,082	693,440
RLJ Lodging Trust	31,806	682,239
RMR Group Inc., The Class A	1,869	57,883
Rouse Properties Inc.	10,055	183,504
Ryman Hospitality Properties Inc.	11,423	578,575
S&T Bancorp Inc.	8,884	217,214
Sabra Health Care REIT Inc.	17,125	353,374
Safeguard Scientifics Inc. (a)	5,216	65,148
Safety Insurance Group Inc.	3,764	231,787
Sandy Spring Bancorp Inc.	6,294	182,904
Saul Centers Inc.	2,827	174,454
Seacoast Banking Corporation of Florida (a)	7,709	125,194
Select Income REIT	16,854	438,035
Selective Insurance Group Inc.	14,311	546,823
Seritage Growth Properties Class A	6,505	324,209
ServisFirst Bancshares Inc.	5,969	294,809
Shore Bancshares Inc.	2,988	35,109
SI Financial Group Inc.	2,871	38,012
Sierra Bancorp	3,000	50,070
Silver Bay Realty Trust Corp.	9,175	156,250
Silvercrest Asset Management Group Inc. Class A	1,782	21,812
Simmons First National Corp.	7,513	346,988
South State Corp.	6,111	415,854
Southern First Bancshares Inc. (a)	1,427	34,391
Southern Missouri Bancorp Inc.	1,446	34,024
Southern National Bancorp of Virginia Inc.	2,686	32,635
Southside Bancshares Inc.	6,525	201,753
Southwest Bancorp Inc.	4,955	83,888
STAG Industrial Inc.	17,941	427,175
State Auto Financial Corp.	4,446	97,412
State Bank Financial Corp.	8,785	178,775
State National Companies Inc.	8,303	87,431
Sterling Bancorp	32,793	514,850
Stewart Information Services Corp.	5,825	241,213
Stifel Financial Corp. (a)	16,738	526,410
Stock Yards Bancorp Inc.	5,651	159,514

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stonegate Bank	3,065	$98,908
Stratus Properties Inc. (a)	1,721	32,234
Suffolk Bancorp	2,923	91,519
Summit Financial Group Inc.	1,932	33,810
Summit Hotel Properties Inc.	22,874	302,852
Sun Bancorp Inc. (a)	2,832	58,509
Sunstone Hotel Investors Inc.	56,414	680,917
Talmer Bancorp Inc. Class A	15,234	292,036
Tejon Ranch Co. (a)	3,636	85,955
Terreno Realty Corp.	11,463	296,548
Territorial Bancorp Inc.	2,085	55,190
Texas Capital Bancshares Inc. (a)	11,971	559,764
Third Point Reinsurance Ltd. (a)	18,121	212,378
Tier REIT Inc.	12,399	190,077
Tiptree Financial Inc. Class A	8,549	46,849
Tompkins Financial Corp.	3,746	243,490
TowneBank	11,949	258,696
Trico Bancshares	5,323	146,915
Trinity Place Holdings Inc. (a)	4,201	32,306
Tristate Capital Holdings Inc. (a)	5,500	75,515
Triumph Bancorp Inc. (a)	4,049	64,784
Trupanion Inc. (a)	3,732	49,449
Trustco Bank Corp. NY	23,377	149,847
Trustmark Corp.	17,458	433,831
UMB Financial Corp.	11,612	617,875
UMH Properties Inc.	7,732	86,985
Umpqua Holdings Corp.	57,202	884,915
Union Bankshares Corp.	11,314	279,569
Union Bankshares Inc.	889	32,324
United Bankshares Inc.	17,056	639,771
United Community Banks Inc.	17,933	327,995
United Community Financial Corp.	12,500	76,000
United Development Funding IV (b)	7,435	11,896
United Financial Bancorp Inc.	13,173	170,985
United Fire Group Inc.	5,778	245,160
United Insurance Holdings Corp.	4,480	73,382
Universal Insurance Holdings Inc.	8,100	150,498
Univest Corp. of Pennsylvania	4,799	100,875
Urban Edge Properties	23,650	706,189
Valley National Bancorp	63,923	582,978
Veritex Holdings Inc. (a)	2,047	32,793
Virtu Financial Inc. Class A	6,783	122,094
Virtus Investment Partners Inc.	1,629	115,952
Walker & Dunlop Inc. (a)	7,294	166,157
Walter Investment Management Corp. (a)	5,265	14,531
Washington Federal Inc.	23,758	576,369
Washington Real Estate Investment Trust	19,372	609,443
Washington Trust Bancorp Inc.	3,756	142,427
WashingtonFirst Bankshares Inc.	2,016	43,566
Waterstone Financial Inc.	6,915	106,007
Webster Financial Corp.	23,795	807,840
WesBanco Inc.	9,288	288,392
West Bancorporation	4,200	78,078
Westamerica Bancorporation	6,392	314,870

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Asset Mortgage Capital Corp.	11,366	$106,727
Westfield Financial Inc.	3,851	29,653
Westwood Holdings Group Inc.	2,134	110,541
Whitestone REIT	7,074	106,676
Wilshire Bancorp Inc.	18,322	190,915
Wintrust Financial Corp.	12,579	641,529
WisdomTree Investments Inc.	28,656	280,542
WMIH Corp. (a)	51,344	113,984
World Acceptance Corp. (a)	1,652	75,331
WP GLIMCHER Inc.	48,240	539,806
WSFS Financial Corp.	7,499	241,393
Xenia Hotels & Resorts Inc.	27,458	460,745
Yadkin Financial Corp.	12,925	324,288
Your Community Bankshares Inc.	1,248	46,376

		108,221,742

Health Care (13.34%)
AAC Holdings Inc. (a)	2,887	65,881
Abaxis Inc.	5,721	270,203
Accelerate Diagnostics Inc. (a)	5,986	86,139
Acceleron Pharma Inc. (a)	7,075	240,408
Accuray Inc. (a)	21,167	109,857
AcelRx Pharmaceuticals Inc. (a)	8,741	23,513
Aceto Corp.	7,364	161,198
Achillion Pharmaceuticals Inc. (a)	30,812	240,334
Aclaris Therapeutics Inc. (a)	2,235	41,281
Acorda Therapeutics Inc. (a)	11,223	286,243
Adamas Pharmaceuticals Inc. (a)	4,276	64,739
Addus HomeCare Corp. (a)	2,195	38,259
Adeptus Health Inc. Class A (a)	3,292	170,065
Aduro Biotech Inc. (a)	9,077	102,661
Advaxis Inc. (a)	8,487	68,660
Adverum Biotechnologies Inc. (a)	4,700	14,852
Aerie Pharmaceuticals Inc. (a)	6,158	108,381
Agenus Inc. (a)	18,600	75,330
Agile Therapeutics Inc. (a)	3,423	26,049
Aimmune Therapeutics Inc. (a)	6,682	72,299
Air Methods Corp. (a)	9,528	341,388
Akebia Therapeutics Inc. (a)	9,144	68,397
Albany Molecular Research Inc. (a)	7,003	94,120
Alder Biopharmaceuticals Inc. (a)	12,052	300,939
Almost Family Inc. (a)	2,352	100,219
AMAG Pharmaceuticals Inc. (a)	9,117	218,079
Amedisys Inc. (a)	7,388	372,946
American Renal Associates Holdings Inc. (a)	2,656	76,944
Amicus Therapeutics Inc. (a)	32,694	178,509
AMN Healthcare Services Inc. (a)	12,303	491,751
Amphastar Pharmaceuticals Inc. (a)	9,135	147,256
Ampio Pharmaceuticals Inc. (a)	10,583	13,652
Analogic Corp.	3,257	258,736
Anavex Life Sciences Corp. (a)	8,376	51,177
Angiodynamics Inc. (a)	7,147	102,702
ANI Pharmaceuticals Inc. (a)	2,055	114,710

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anika Therapeutics Inc. (a)	3,600	$193,140
Anthera Pharmaceuticals Inc. (a)	8,700	26,883
Applied Genetic Technologies Corp. (a)	3,217	45,456
Aratana Therapeutics Inc. (a)	8,683	54,877
Ardelyx Inc. (a)	5,388	47,037
Arena Pharmaceuticals Inc. (a)	62,462	106,810
Argos Therapeutics Inc. (a)	2,501	15,331
ARIAD Pharmaceuticals Inc. (a)	45,823	338,632
Array Biopharma Inc. (a)	37,474	133,408
Arrowhead Pharmaceuticals Inc. (a)	15,889	84,530
Asterias Biotherapeutics (a)	5,683	13,639
Atara Biotherapeutics Inc. (a)	5,923	133,327
Athersys Inc. (a)	18,485	40,113
AtriCure Inc. (a)	8,148	115,131
Atrion Corp.	371	158,736
AveXis Inc. (a)	1,168	44,407
Avinger Inc. (a)	2,685	32,032
AxoGen Inc. (a)	6,001	41,287
Axovant Sciences Ltd. (a)	6,277	80,597
Axsome Therapeutics Inc. (a)	2,436	18,368
Bellicum Pharmaceutical Inc. (a)	5,301	68,701
BioCryst Pharmaceuticals Inc. (a)	17,300	49,132
Bio-Path Holdings Inc. (a)	20,206	40,210
BioScrip Inc. (a)	20,001	51,003
BioSpecifics Technologies Corp. (a)	1,431	57,154
BioTelemetry Inc. (a)	7,066	115,176
BioTime Inc. (a)	16,378	42,747
Bluebird Bio Inc. (a)	9,575	414,502
Blueprint Medicines Corp. (a)	5,089	103,052
Cambrex Corp. (a)	8,308	429,773
Cantel Medical Corp.	9,324	640,839
Capital Senior Living Corp. (a)	7,762	137,155
Cara Therapeutics Inc. (a)	4,824	23,203
Cardiovascular Systems Inc. (a)	8,119	149,187
Castlight Health Inc. Class B (a)	10,069	39,873
Catalent Inc. (a)	25,902	595,487
Celator Pharmaceuticals Inc. (a)	8,394	253,331
Celldex Therapeutics Inc. (a)	24,891	109,271
Cellular Biomedicine Group Inc. (a)	3,039	36,438
Cempra Inc. (a)	10,641	175,470
Cepheid Inc. (a)	18,907	581,390
Cerus Corp. (a)	26,071	162,683
Chemed Corp.	4,304	586,678
ChemoCentryx Inc. (a)	5,355	24,044
Chimerix Inc. (a)	11,084	43,560
ChromaDex Corp. (a)	7,286	30,164
Cidara Therapeutics Inc. (a)	2,596	26,765
Civitas Solutions Inc. (a)	4,333	90,256
Clovis Oncology Inc. (a)	8,156	111,900
Coherus Biosciences Inc. (a)	7,487	126,455
Collegium Pharmaceutical Inc. (a)	3,439	40,752
Community Health Systems Inc. (a)	29,257	352,547
Computer Programs & Systems Inc.	2,784	111,137
Concert Pharmaceuticals Inc. (a)	4,488	50,400
ConforMis Inc. (a)	8,957	62,878
Conmed Corp.	7,188	343,083
Corcept Therapeutics Inc. (a)	19,157	104,597

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Corindus Vascular Robotics Inc. (a)	13,116	$18,756
Corvel Corp. (a)	2,550	110,109
Corvus Pharmaceuticals Inc. (a)	757	10,795
Cotiviti Holdings Inc. (a)	3,535	74,695
Cross Country Healthcare Inc. (a)	8,089	112,599
CryoLife Inc.	8,171	96,500
Curis Inc. (a)	27,000	42,120
Cutera Inc. (a)	3,500	39,235
Cynosure Inc. Class A (a)	6,177	300,480
Cytokinetics Inc. (a)	8,504	80,703
CytomX Therapeutics Inc. (a)	5,078	51,872
CytRx Corp. (a)	17,800	39,694
DepoMed Inc. (a)	15,858	311,134
Dermira Inc. (a)	5,391	157,687
Dimension Therapeutics Inc. (a)	2,836	17,016
Diplomat Pharmacy Inc. (a)	11,854	414,890
Durect Corp. (a)	34,343	41,898
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	10,002	145,829
Eagle Pharmaceuticals Inc. (a)	2,316	89,838
Edge Therapeutics Inc. (a)	4,010	40,541
Editas Medicine Inc. (a)	1,704	41,578
Egalet Corp. (a)	5,154	25,564
Eiger BioPharmaceuticals Inc. (a)	810	16,054
Emergent Biosolutions Inc. (a)	8,491	238,767
Enanta Pharmaceuticals Inc. (a)	4,155	91,618
Endocyte Inc. (a)	9,534	30,604
Endologix Inc. (a)	20,994	261,585
Ensign Group Inc., The	12,979	272,689
Entellus Medical Inc. (a)	1,928	35,225
Enzo Biochem Inc. (a)	9,922	59,234
Epizyme Inc. (a)	10,547	108,001
Esperion Therapeutics Inc. (a)	3,692	36,477
Evolent Health Inc. Class A (a)	4,102	78,758
Exact Sciences Corp. (a)	25,334	310,342
Exactech Inc. (a)	2,918	78,027
ExamWorks Group Inc. (a)	10,802	376,450
Exelixis Inc. (a)	58,868	459,759
FibroGen Inc. (a)	13,538	222,159
Five Prime Therapeutics Inc. (a)	6,980	288,623
Flex Pharma Inc. (a)	2,519	25,719
Flexion Therapeutics Inc. (a)	4,646	69,527
Fluidigm Corp. (a)	7,714	69,657
Fortress Biotech Inc. (a)	8,043	21,636
Foundation Medicine Inc. (a)	3,428	63,966
Galena Biopharma Inc. (a)	46,608	21,724
Genesis Healthcare Inc. (a)	13,685	24,222
GenMark Diagnostics Inc. (a)	10,282	89,453
Genomic Health Inc. (a)	4,926	127,559
Geron Corp. (a)	39,201	105,059
Glaukos Corp. (a)	4,322	126,030
Global Blood Therapeutics Inc. (a)	3,571	59,243
Globus Medical Inc. Class A (a)	18,264	435,231
GlycoMimetics Inc. (a)	2,342	17,026
Greatbatch Inc. (a)	8,007	247,657
Haemonetics Corp. (a)	13,487	390,988

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Halozyme Therapeutics Inc. (a)	28,134	$242,796
Halyard Health Inc. (a)	12,202	396,809
HealthEquity Inc. (a)	11,419	346,966
Healthsouth Corp.	23,393	908,116
HealthStream Inc. (a)	6,817	180,787
Healthways Inc. (a)	8,934	103,188
HeartWare International Inc. (a)	4,402	254,216
Heron Therapeutics Inc. (a)	8,085	145,934
Heska Corp. (a)	1,757	65,308
HMS Holdings Corp. (a)	21,952	386,575
Horizon Pharma PLC (a)	41,754	687,688
ICU Medical Inc. (a)	3,855	434,651
Idera Pharmaceuticals Inc. (a)	21,504	32,901
Ignyta Inc. (a)	7,222	39,143
Immune Design Corp. (a)	2,696	21,999
ImmunoGen Inc. (a)	21,993	67,738
Immunomedics Inc. (a)	24,085	55,877
Impax Laboratories Inc. (a)	19,086	550,059
Imprivata Inc. (a)	4,175	58,450
INC Research Holdings Inc. Class A (a)	10,978	418,591
Infinity Pharmaceuticals Inc. (a)	11,891	15,815
Innoviva Inc.	20,821	219,245
Inogen Inc. (a)	4,232	212,066
Inotek Pharmaceuticals Corp. (a)	4,092	30,444
Inovio Pharmaceuticals Inc. (a)	17,156	158,521
Insmed Inc. (a)	15,580	153,619
Insulet Corp. (a)	15,035	454,658
Insys Therapeutics Inc. (a)	6,200	80,228
Integra LifeSciences Holdings Corp. (a)	7,917	631,618
Intellia Therapeutics Inc. (a)	1,804	38,515
Intersect ENT Inc. (a)	6,500	84,045
Intra-Cellular Therapies Inc. (a)	8,885	344,916
Invacare Corp.	8,104	98,302
Invitae Corp. (a)	5,567	41,140
InVivo Therapeutics Holdings Corp. (a)	8,011	46,304
iRadimed Corp. (a)	1,096	23,849
IRIDEX Corp. (a)	1,859	27,495
Ironwood Pharmaceuticals Inc. (a)	33,550	438,666
K2M Group Holdings Inc. (a)	6,572	101,997
Karyopharm Therapeutics Inc. (a)	5,625	37,744
Keryx Biopharmaceuticals Inc. (a)	20,411	135,121
Kindred Healthcare Inc.	22,241	251,101
Kite Pharma Inc. (a)	10,155	507,750
La Jolla Pharmaceutical Co. (a)	3,344	53,504
Landauer Inc.	2,732	112,449
Lannett Company Inc. (a)	7,366	175,237
LDR Holding Corp. (a)	7,108	262,641
LeMaitre Vascular Inc.	3,485	49,731
Lexicon Pharmaceuticals Inc. (a)	11,096	159,228
LHC Group Inc. (a)	4,156	179,872
Ligand Pharmaceuticals Inc. Class B (a)	4,955	590,983
Lion Biotechnologies Inc. (a)	11,998	97,184
Lipocine Inc. (a)	4,064	12,355
Loxo Oncology Inc. (a)	3,373	78,186
Luminex Corp. (a)	10,483	212,071
MacroGenics Inc. (a)	8,395	226,581

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MannKind Corp. (a)	82,789	$96,035
Masimo Corp. (a)	10,678	560,755
Medgenics Inc. (a)	6,200	34,410
Medicines Co., The (a)	17,518	589,130
MediciNova Inc. (a)	7,302	55,130
Medidata Solutions Inc. (a)	14,283	669,444
Meridian Bioscience Inc.	10,951	213,544
Merit Medical Systems Inc. (a)	11,096	220,034
Merrimack Pharmaceuticals Inc. (a)	31,585	170,243
MiMedx Group Inc. (a)	27,400	218,652
Minerva Neurosciences Inc. (a)	3,910	39,921
Mirati Therapeutics Inc. (a)	2,788	15,222
Molina Healthcare Inc. (a)	11,407	569,209
Momenta Pharmaceuticals Inc. (a)	16,722	180,598
MyoKardia Inc. (a)	2,843	35,253
Myriad Genetics Inc. (a)	17,593	538,346
NanoString Technologies Inc. (a)	3,830	48,258
NantKwest Inc. (a)	3,892	24,208
Natera Inc. (a)	6,621	79,882
National Healthcare Corp.	3,190	206,521
National Research Corp. Class A	2,400	32,880
Natus Medical Inc. (a)	8,541	322,850
Nektar Therapeutics (a)	33,526	477,075
Neogen Corp. (a)	9,498	534,262
NeoGenomics Inc. (a)	14,347	115,350
Neos Therapeutics Inc. (a)	3,335	30,949
Nevro Corp. (a)	6,237	460,041
NewLink Genetics Corp. (a)	5,895	66,378
Nobilis Health Corp. (a)	15,578	34,739
Novavax Inc. (a)	69,730	506,937
Novocure Ltd. (a)	12,974	151,407
NuVasive Inc. (a)	12,909	770,925
NxStage Medical Inc. (a)	16,551	358,826
Ocular Therapeutix Inc. (a)	4,780	23,661
Omeros Corp. (a)	9,858	103,706
Omnicell Inc. (a)	9,136	312,725
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	4,747	58,436
Ophthotech Corp. (a)	7,901	403,188
OraSure Technologies Inc. (a)	14,563	86,067
Organovo Holdings Inc. (a)	23,400	87,048
Orthofix International NV (a)	4,662	197,669
Osiris Therapeutics Inc.	4,400	22,396
Otonomy Inc. (a)	6,108	96,995
OvaScience Inc. (a)	7,811	40,695
Owens & Minor Inc.	16,179	604,771
Oxford Immunotec Global PLC (a)	5,855	52,695
Pacific Biosciences of California Inc. (a)	19,468	136,957
Pacira Pharmaceuticals Inc. (a)	9,478	319,693
Paratek Pharmaceuticals Inc. (a)	3,596	50,020
Parexel International Corp. (a)	13,741	864,034
PDL BioPharma Inc.	42,059	132,065
Penumbra Inc. (a)	6,611	393,354
Pfenex Inc. (a)	5,060	42,352
PharmAthene Inc. (a)	15,794	38,537

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PharMerica Corp. (a)	8,063	$198,834
Phibro Animal Health Corp. Class A	4,899	91,415
Portola Pharmaceuticals Inc. (a)	12,616	297,738
PRA Health Sciences Inc. (a)	6,570	274,363
Press Ganey Holdings Inc. (a)	5,828	229,332
Prestige Brands Holdings Inc. (a)	13,857	767,678
Progenics Pharmaceuticals Inc. (a)	18,304	77,243
Proteostasis Therapeutics Inc. (a)	1,547	18,765
Prothena Corp. PLC (a)	8,983	314,046
Providence Service Corp. (a)	3,568	160,132
PTC Therapeutics Inc. (a)	8,513	59,761
Puma Biotechnology Inc. (a)	6,379	190,030
Quality Systems Inc.	13,174	156,902
Quidel Corp. (a)	7,251	129,503
Quorum Health Corp. (a)	8,317	89,075
Radius Health Inc. (a)	8,083	297,050
RadNet Inc. (a)	10,619	56,705
Raptor Pharmaceutical Corp. (a)	22,822	122,554
Reata Pharmaceuticals Inc. Class A (a)	1,439	28,420
REGENXBIO Inc. (a)	5,041	40,328
Regulus Therapeutics Inc. (a)	9,675	27,961
Relypsa Inc. (a)	9,680	179,080
Repligen Corp. (a)	8,749	239,373
Retrophin Inc. (a)	9,435	168,037
Revance Therapeutics Inc. (a)	5,213	70,897
Rigel Pharmaceuticals Inc. (a)	25,114	56,004
Rockwell Medical Inc. (a)	12,544	94,958
RTI Surgical Inc. (a)	15,973	57,343
Sage Therapeutics Inc. (a)	6,830	205,788
Sagent Pharmaceuticals Inc. (a)	7,207	107,961
Sangamo BioSciences Inc. (a)	18,542	107,358
Sarepta Therapeutics Inc. (a)	11,011	209,980
SciClone Pharmaceuticals Inc. (a)	13,232	172,810
Second Sight Medical Products Inc (a)	3,390	12,136
Select Medical Holdings Corp. (a)	28,500	309,795
Senseonics Holdings Inc. (a)	7,074	27,801
Seres Therapeutics Inc. (a)	4,579	133,020
Sorrento Therapeutics Inc. (a)	6,900	38,640
Spark Therapeutics Inc. (a)	4,409	225,432
Spectranetics Corp., The (a)	11,244	210,375
Spectrum Pharmaceuticals Inc. (a)	17,558	115,356
STAAR Surgical Co. (a)	9,524	52,477
Stemline Therapeutics Inc. (a)	3,900	26,403
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	65,820
Supernus Pharmaceuticals Inc. (a)	12,088	246,233
Surgery Partners Inc. (a)	5,289	94,673
Surgical Care Affiliates Inc. (a)	7,205	343,462
SurModics Inc. (a)	3,219	75,582
Symmetry Surgical Inc. (a)	2,412	31,670
Syndax Pharmaceuticals Inc. (a)	1,131	11,140
Synergy Pharmaceuticals Inc. (a)	46,757	177,677
Synthetic Biologics Inc. (a)	18,190	32,742
T2 Biosystems Inc. (a)	3,646	28,767
Tandem Diabetes Care Inc. (a)	4,250	32,045
Team Health Holdings Inc. (a)	17,668	718,558
Teladoc Inc. (a)	5,538	88,719

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Teligent Inc. (a)	10,912	$77,912
Tesaro Inc. (a)	6,372	535,567
Tetraphase Pharmaceuticals Inc. (a)	8,767	37,698
TG Therapeutics Inc. (a)	9,839	59,624
TherapeuticsMD Inc. (a)	38,741	329,298
Theravance Biopharma Inc. (a)	9,453	214,489
Titan Pharmaceuticals Inc. (a)	4,629	25,321
Tobira Therapeutics Inc. (a)	2,072	26,024
Tokai Pharmaceuticals Inc. (a)	2,381	13,119
TransEnterix Inc. (a)	17,054	20,806
Trevena Inc. (a)	11,445	72,104
Triple-S Management Corp. Class B (a)	6,437	157,256
Trovagene Inc. (a)	7,900	35,787
U.S. Physical Therapy Inc.	3,389	204,052
Ultragenyx Pharmaceutical Inc. (a)	9,346	457,113
Unilife Corp. (a)	1	3
Universal American Corp.	15,715	119,120
USMD Holdings Inc. (a)	693	12,987
Utah Medical Products Inc.	1,000	63,000
Vanda Pharmaceuticals Inc. (a)	9,526	106,596
Vascular Solutions Inc. (a)	4,400	183,304
Veracyte Inc. (a)	3,221	16,202
Versartis Inc. (a)	6,886	76,159
ViewRay Inc. (a)	1,809	7,399
Vitae Pharmaceuticals Inc. (a)	6,617	71,397
Vital Therapies Inc. (a)	6,396	39,655
Vocera Communications Inc. (a)	6,700	86,095
Voyager Therapeutics Inc. (a)	2,931	32,212
vTv Therapeutics Inc. Class A (a)	1,946	11,287
WaVe Life Sciences Ltd. (a)	1,830	37,863
Wright Medical Group NV (a)	26,774	465,064
XBiotech Inc. (a)	4,422	92,508
Xencor Inc. (a)	8,248	156,630
Xenoport Inc. (a)	14,674	103,305
Zafgen Inc. (a)	5,726	34,299
Zeltiq Aesthetics Inc. (a)	9,212	251,764
ZIOPHARM Oncology Inc. (a)	31,232	171,464
Zogenix Inc. (a)	5,987	48,195

		57,548,587

Industrials (13.67%)
Aaon Inc.	10,350	284,728
AAR Corp.	8,633	201,494
ABM Industries Inc.	14,452	527,209
Acco Brands Corp. (a)	27,822	287,401
Actuant Corp. Class A	15,402	348,239
Advanced Drainage Systems Inc.	9,155	250,572
Advisory Board Co., The (a)	10,754	380,584
Aegion Corp. (a)	9,256	180,585
Aerojet Rocketdyne Holdings Inc. (a)	15,826	289,299
Aerovironment Inc. (a)	5,385	149,703
Air Transport Services Group Inc. (a)	13,100	169,776
Aircastle Ltd.	12,568	245,830
Alamo Group Inc.	2,438	160,835
Albany International Corp. Class A	7,400	295,482
Allegiant Travel Co.	3,434	520,251

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Allied Motion Technologies Inc.	1,500	$34,890
Altra Industrial Motion Corp.	6,700	180,766
Ameresco Inc. Class A (a)	5,100	22,287
American Railcar Industries Inc.	1,916	75,625
American Science & Engineering Inc.	1,881	70,368
American Superconductor Corp. (a)	2,879	24,299
American Woodmark Corp. (a)	3,651	242,353
Apogee Enterprises Inc.	7,336	340,024
Applied Industrial Technologies Inc.	9,477	427,792
Aqua Metals Inc. (a)	2,529	29,754
ARC Document Solutions Inc. (a)	10,621	41,316
ArcBest Corp.	6,389	103,821
Argan Inc.	3,550	148,106
Armstrong Flooring Inc. (a)	6,077	103,005
Astec Industries Inc.	5,028	282,322
Astronics Corp. (a)	5,081	168,994
Atlas Air Worldwide Holdings Inc. (a)	6,343	262,727
AZZ Inc.	6,775	406,364
Babcock & Wilcox Enterprises Inc. (a)	11,883	174,561
Barnes Group Inc.	13,191	436,886
Barrett Business Services Inc.	1,800	74,376
Beacon Roofing Supply Inc. (a)	15,615	710,014
Blue Bird Corp. (a)	1,200	14,280
BMC Stock Holdings Inc. (a)	14,504	258,461
Brady Corp.	11,840	361,830
Briggs & Stratton Corp.	11,180	236,792
Brink’s Co., The	11,736	334,359
Builders FirstSource Inc. (a)	21,886	246,218
CaesarStone Ltd. (a)	6,165	214,295
CAI International Inc. (a)	4,300	32,250
Casella Waste Systems Inc. Class A (a)	10,314	80,965
CBIZ Inc. (a)	13,491	140,441
CEB Inc.	8,451	521,258
CECO Environmental Corp.	7,055	61,661
Celadon Group Inc.	7,253	59,257
Chart Industries Inc. (a)	7,800	188,214
CIRCOR International Inc.	4,321	246,254
Clarcor Inc.	12,416	755,265
Columbus McKinnon Corp.	5,100	72,165
Comfort Systems USA Inc.	9,707	316,157
Continental Building Products Inc. (a)	9,245	205,516
Costamare Inc.	6,611	50,706
Covenant Transport Group Inc. Class A (a)	3,187	57,589
CRA International Inc. (a)	2,415	60,906
CSW Industrials Inc. (a)	3,718	121,244
Cubic Corp.	6,615	265,658
Curtiss-Wright Corp.	11,538	972,076
Deluxe Corp.	12,740	845,554
DigitalGlobe Inc. (a)	16,573	354,496
Douglas Dynamics Inc.	5,962	153,402
Ducommun Inc. (a)	2,600	51,428
DXP Enterprises Inc. (a)	3,400	50,762
Dycom Industries Inc. (a)	7,964	714,849
Dynamic Materials Corp.	3,782	40,656
Echo Global Logistics Inc. (a)	7,508	168,329
EMCOR Group Inc.	15,893	782,889

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Encore Wire Corp.	5,295	$197,398
Energous Corp. (a)	3,646	47,216
Energy Recovery Inc. (a)	8,645	76,854
EnerSys	11,397	677,780
Engility Holdings Inc. (a)	4,683	98,905
Ennis Inc.	6,432	123,366
EnPro Industries Inc.	5,595	248,362
ESCO Technologies Inc.	6,510	260,009
Essendant Inc.	9,722	297,104
Esterline Technologies Corp. (a)	7,712	478,452
ExOne Co., The (a)	2,431	25,696
Exponent Inc.	6,775	395,728
Federal Signal Corp.	15,734	202,654
Forward Air Corp.	7,808	347,690
Franklin Covey Co. (a)	2,568	39,367
Franklin Electric Co. Inc.	11,951	394,981
Freightcar America Inc.	3,060	42,993
FTI Consulting Inc. (a)	10,837	440,849
FuelCell Energy Inc. (a)	6,564	40,828
G&K Services Inc. Class A	5,044	386,219
GATX Corp.	10,666	468,984
Gencor Industries Inc. (a)	1,343	20,843
Generac Holdings Inc. (a)	17,123	598,620
General Cable Corp.	12,343	156,880
Gibraltar Industries Inc. (a)	8,569	270,523
Global Brass & Copper Holdings Inc.	6,220	169,744
GMS Inc. (a)	2,019	44,923
Gorman-Rupp Co., The	4,484	122,906
GP Strategies Corp. (a)	3,200	69,408
Graham Corp.	2,600	47,892
Granite Construction Inc.	10,331	470,577
Great Lakes Dredge & Dock Co. (a)	14,800	64,528
Greenbrier Companies Inc., The	7,031	204,813
Griffon Corp.	8,347	140,730
H&E Equipment Services Inc.	8,235	156,712
Hardinge Inc.	2,803	28,198
Harsco Corp.	21,648	143,743
Hawaiian Holdings Inc. (a)	13,597	516,142
HC2 Holdings Inc. (a)	8,868	38,132
Healthcare Services Group Inc.	18,233	754,482
Heartland Express Inc.	11,991	208,523
Heidrick & Struggles International Inc.	4,612	77,851
Heritage-Crystal Clean Inc. (a)	3,467	42,332
Herman Miller Inc.	15,510	463,594
Hill International Inc. (a)	8,500	34,595
Hillenbrand Inc.	15,615	469,075
HNI Corp.	11,743	545,932
Hub Group Inc. (a)	8,794	337,426
Hurco Companies Inc.	1,569	43,665
Huron Consulting Group Inc. (a)	5,770	348,623
Hyster-Yale Materials Handling Inc.	2,534	150,748
ICF International Inc. (a)	4,861	198,815
IDI Inc. (a)	3,642	17,227
IES Holdings Inc. (a)	1,968	24,443
Innerworkings Inc. (a)	9,652	79,822
Insperity Inc.	4,056	313,245

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Insteel Industries Inc.	4,500	$128,655
Interface Inc.	16,567	252,647
John Bean Technologies Corp.	7,622	466,619
Joy Global Inc.	25,463	538,288
Kadant Inc.	2,758	142,065
Kaman Corp.	7,048	299,681
Kelly Services Inc. Class A	7,516	142,579
Kennametal Inc.	20,437	451,862
Keyw Holding Corp., The (a)	9,087	90,325
Kforce Inc.	6,210	104,887
Kimball International Inc. Class B	9,563	108,827
KLX Inc. (a)	13,757	426,467
Knight Transportation Inc.	17,372	461,748
Knoll Inc.	12,592	305,734
Korn/Ferry International	14,893	308,285
Kratos Defense & Security Solutions Inc. (a)	12,424	50,938
Lawson Products Inc. (a)	1,400	27,804
Layne Christensen Co. (a)	4,883	39,552
Lindsay Corp.	2,804	190,279
LSI Industries Inc.	5,747	63,619
Lydall Inc. (a)	4,408	169,972
Manitowoc Company Inc., The	32,987	179,779
Marten Transport Ltd.	6,197	122,701
Masonite International Corp. (a)	7,980	527,797
MasTec Inc. (a)	17,320	386,582
Matson Inc.	11,207	361,874
Matthews International Corp. Class A	8,540	475,166
McGrath Rentcorp	6,097	186,507
Mercury Systems Inc. (a)	10,048	249,793
Meritor Inc. (a)	22,598	162,706
Milacron Holdings Corp. (a)	4,084	59,259
Miller Industries Inc.	2,950	60,740
Mistras Group Inc. (a)	4,362	104,121
Mobile Mini Inc.	11,547	399,988
Moog Inc. Class A (a)	8,384	452,065
MRC Global Inc. (a)	24,475	347,790
MSA Safety Inc.	8,100	425,493
Mueller Industries Inc.	15,149	482,950
Mueller Water Products Inc.	40,303	460,260
Multi-Color Corp.	3,584	227,226
MYR Group Inc. (a)	4,521	108,866
National Presto Industries Inc.	1,218	114,918
Navigant Consulting Inc. (a)	12,949	209,126
Navistar International Corp. (a)	12,860	150,333
NCI Building Systems Inc. (a)	7,054	112,793
Neff Corp. Class A (a)	2,623	28,669
NL Industries Inc. (a)	1,843	4,737
NN Inc.	6,990	97,790
Nortek Inc. (a)	2,656	157,527
NOW Inc. (a)	27,656	501,680
NV5 Global Inc. (a)	1,941	55,202
Omega Flex Inc.	800	30,432
On Assignment Inc. (a)	13,231	488,885
Orion Group Holdings Inc. (a)	6,764	35,917
P.A.M. Transportation Services Inc. (a)	800	12,712
Park-Ohio Holdings Corp.	2,366	66,910

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Patrick Industries Inc. (a)	3,802	$229,223
PGT Inc. (a)	12,594	129,718
Plug Power Inc. (a)	45,700	85,002
Ply Gem Holdings Inc. (a)	6,097	88,833
Powell Industries Inc.	2,355	92,646
Power Solutions International Inc. (a)	1,100	19,635
Preformed Line Products Co.	600	24,234
Primoris Services Corp.	10,568	200,052
Proto Labs Inc. (a)	6,424	369,765
Quad Graphics Inc.	7,540	175,607
Quanex Building Products Corp.	9,084	168,872
Radiant Logistics Inc. (a)	8,900	26,700
Raven Industries Inc.	9,349	177,070
RBC Bearings Inc. (a)	5,900	427,750
Resources Connection Inc.	9,464	139,878
Rexnord Corp. (a)	21,739	426,737
Roadrunner Transportation Systems Inc. (a)	8,040	59,978
RPX Corp. (a)	13,666	125,317
Rush Enterprises Inc. (a)	1,298	26,985
Rush Enterprises Inc. Class B (a)	8,119	174,964
Saia Inc. (a)	6,546	164,566
Scorpio Bulkers Inc. (a)	11,224	31,315
Simpson Manufacturing Co. Inc.	10,811	432,116
SiteOne Landscape Supply Inc. (a)	3,041	103,364
SkyWest Inc.	13,021	344,536
Sparton Corp. (a)	2,600	56,602
SPX Corp.	12,128	180,101
SPX FLOW Inc. (a)	8,459	220,526
Standard Plus Corp. (a)	4,567	103,123
Standex International Corp.	3,328	274,993
Steelcase Inc.	22,201	301,268
Sun Hydraulics Corp.	5,997	178,051
Sunrun Inc. (a)	16,349	96,950
Supreme Industries Inc. Class A	3,102	42,497
Swift Transportation Co. (a)	19,483	300,233
TAL International Group Inc.	8,928	119,724
Taser International Inc. (a)	13,492	335,681
Team Inc. (a)	7,533	187,044
Teledyne Technologies Inc. (a)	8,944	885,903
Tennant Co.	4,635	249,687
Tetra Tech Inc.	15,082	463,696
Textainer Group Holdings Ltd.	6,070	67,620
Thermon Group Holdings Inc. (a)	8,455	162,421
Titan International Inc.	12,140	75,268
Titan Machinery Inc. (a)	5,044	56,241
TRC Companies Inc. (a)	4,100	25,912
Trex Co. Inc. (a)	7,756	348,400
TriMas Corp. (a)	11,555	207,990
TriNet Group Inc. (a)	10,963	227,921
Triumph Group Inc.	12,746	452,483
TrueBlue Inc. (a)	11,048	209,028
Tutor Perini Corp. (a)	9,934	233,946
UniFirst Corp.	3,964	458,714
Univar Inc. (a)	11,185	211,508
Universal Forest Products Inc.	5,133	475,778
Universal Logistics Holdings Inc.	2,402	30,986

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
US Ecology Inc.	5,776	$265,407
USA Truck Inc. (a)	2,400	42,024
Vectrus Inc. (a)	2,806	79,943
Veritiv Corp. (a)	2,320	87,186
Viad Corp.	5,435	168,485
Vicor Corp. (a)	4,522	45,537
Virgin American Inc. (a)	4,987	280,319
VSE Corp.	1,221	81,563
Wabash National Corp. (a)	17,145	217,742
WageWorks Inc. (a)	9,457	565,623
Watts Water Technologies Inc.	7,294	424,952
Werner Enterprises Inc.	11,644	267,463
Wesco Aircraft Holdings Inc. (a)	14,370	192,845
West Corp.	11,572	227,506
Willis Lease Finance Corp. (a)	1,221	27,143
Woodward Inc.	13,850	798,314
XPO Logistics Inc. (a)	25,404	667,109
YRC Worldwide Inc. (a)	8,060	70,928

		58,971,341

Information Technology (16.89%)
2U Inc. (a)	9,494	279,219
3D Systems Corp. (a)	27,681	378,953
A10 Networks Inc. (a)	11,296	73,085
Acacia Communications Inc. (a)	1,367	54,598
ACI Worldwide Inc. (a)	30,248	590,138
Actua Corp. (a)	9,184	82,932
Acxiom Corp. (a)	20,208	444,374
Adtran Inc.	12,521	233,517
Advanced Energy Industries Inc. (a)	10,233	388,445
Advanced Micro Devices Inc. (a)	169,686	872,186
Aerohive Networks Inc. (a)	5,692	37,681
Agilysys Inc. (a)	3,514	36,792
Alarm.com Holdings Inc. (a)	2,643	67,740
ALJ Regional Holdings Inc. (a)	7,306	36,530
Alpha & Omega Semiconductor Ltd. (a)	4,464	62,184
Ambarella Inc. (a)	8,286	421,012
Amber Road Inc. (a)	4,282	33,014
American Software Inc. Class A	6,300	66,024
Amkor Technology Inc. (a)	25,264	145,268
Angie’s List Inc. (a)	10,177	66,252
Anixter International Inc. (a)	7,567	403,170
Apigee Corp. (a)	3,843	46,961
AppFolio Inc. Class A (a)	1,953	28,240
Applied Micro Circuits Corp. (a)	19,670	126,281
Applied Optoelectronics Inc. (a)	4,300	47,945
Aspen Technology Inc. (a)	21,529	866,327
Autobytel Inc. (a)	2,109	29,252
AVG Technologies NV (a)	11,010	209,080
Avid Technology Inc. (a)	9,149	53,156
AVX Corp.	11,800	160,244
Axcelis Technologies Inc. (a)	28,826	77,542
Badger Meter Inc.	3,630	265,099
Bankrate Inc. (a)	12,396	92,722
Barracuda Networks Inc. (a)	5,643	85,435
Bazaarvoice Inc. (a)	20,953	84,022

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Bel Fuse Inc.	2,483	$44,148
Belden Inc.	10,920	659,240
Benchmark Electronics Inc. (a)	12,821	271,164
Benefitfocus Inc. (a)	3,331	126,978
Black Box Corp.	3,709	48,514
Blackbaud Inc.	12,262	832,590
Blackhawk Network Holdings Inc. (a)	14,269	477,869
Blucora Inc. (a)	10,620	110,023
Bottomline Technologies Inc. (a)	10,331	222,426
Box Inc. Class A (a)	12,554	129,808
Brightcove Inc. (a)	8,000	70,400
BroadSoft Inc. (a)	7,646	313,715
Brooks Automation Inc.	17,149	192,412
Cabot Microelectronics Corp.	6,243	264,329
CACI International Inc. Class A (a)	6,376	576,454
CalAmp Corp. (a)	9,100	134,771
Calix Inc. (a)	11,220	77,530
Callidus Software Inc. (a)	14,506	289,830
Carbonite Inc. (a)	4,400	42,812
Cardtronics Inc. (a)	11,861	472,186
Care.com Inc. (a)	4,693	54,814
Cass Information Systems Inc.	2,969	153,497
Cavium Inc. (a)	14,634	564,872
CEVA Inc. (a)	5,106	138,730
ChannelAdvisor Corp. (a)	5,766	83,549
Ciena Corp. (a)	35,666	668,738
Cimpress NV (a)	6,569	607,501
Cirrus Logic Inc. (a)	16,242	630,027
Clearfield Inc. (a)	2,800	50,092
Coherent Inc. (a)	6,286	576,929
Cohu Inc.	6,608	71,697
CommVault Systems Inc. (a)	10,107	436,521
comScore Inc. (a)	12,321	294,225
Comtech Telecommunications Corp.	4,302	55,238
Control4 Corp. (a)	5,042	41,143
Convergys Corp.	23,254	581,350
Cornerstone OnDemand Inc. (a)	13,119	499,309
CPI Card Group Inc.	5,947	29,794
Cray Inc. (a)	10,501	314,190
CSG Systems International Inc.	8,448	340,539
CTS Corp.	8,064	144,507
Cvent Inc. (a)	7,786	278,116
Daktronics Inc.	9,652	60,325
Datalink Corp. (a)	4,900	36,750
Demandware Inc. (a)	9,774	732,073
DHI Group Inc. (a)	12,904	80,392
Diebold Inc.	15,560	386,355
Digi International Inc. (a)	6,802	72,985
Digimarc Corp. (a)	2,150	68,714
Diodes Inc. (a)	9,917	186,340
DSP Group Inc. (a)	5,824	61,793
DTS Inc. (a)	4,674	123,627
EarthLink Holdings Corp.	27,628	176,819
Eastman Kodak Co. (a)	4,727	76,010
Ebix Inc.	6,527	312,643
Electro Rent Corp.	3,906	60,191
Electro Scientific Industries Inc. (a)	6,518	38,065

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electronics for Imaging Inc. (a)	12,207	$525,389
Ellie Mae Inc. (a)	7,655	701,581
EMCORE Corp. (a)	6,100	36,234
Endurance International Group Holdings Inc. (a)	16,091	144,658
EnerNOC Inc. (a)	6,830	43,166
Entegris Inc. (a)	36,749	531,758
Envestnet Inc. (a)	10,710	356,750
EPAM Systems Inc. (a)	12,495	803,553
EPIQ Systems Inc.	6,260	91,396
ePlus Inc. (a)	1,664	136,099
EVERTEC Inc.	16,568	257,467
Everyday Health Inc. (a)	7,119	56,098
Exa Corp. (a)	3,493	50,474
Exar Corp. (a)	10,828	87,165
Exlservice Holdings Inc. (a)	8,598	450,621
Extreme Networks Inc. (a)	26,571	90,076
Fabrinet (a)	8,928	331,407
Fair Isaac Corp.	8,066	911,539
Fairchild Semiconductor International Inc. (a)	29,793	591,391
FARO Technologies Inc. (a)	4,254	143,913
Finisar Corp. (a)	27,868	487,969
Five9 Inc. (a)	8,432	100,341
Fleetmatics Group Ltd. PLC (a)	10,172	440,753
Formfactor Inc. (a)	17,195	154,585
Forrester Research Inc.	2,857	105,309
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	8,407	314,338
GigPeak Inc. (a)	11,629	22,793
Global Sources Ltd. (a)	1,940	17,790
Globant SA (a)	6,649	261,638
Glu Mobile Inc. (a)	25,548	56,206
Gogo Inc. (a)	14,431	121,076
GrubHub Inc. (a)	20,933	650,388
GTT Communications Inc. (a)	6,822	126,071
Guidance Software Inc. (a)	5,178	32,052
Hackett Group Inc., The	5,994	83,137
Harmonic Inc. (a)	19,093	54,415
Higher One Holdings Inc. (a)	7,919	40,466
Hortonworks Inc. (a)	10,267	109,754
HubSpot Inc. (a)	7,473	324,478
II-VI Inc. (a)	15,467	290,161
Immersion Corp. (a)	7,200	52,848
Imperva Inc. (a)	7,422	319,220
inContact Inc. (a)	15,107	209,232
Infinera Corp. (a)	36,411	410,716
Infoblox Inc. (a)	14,568	273,296
Information Services Group Inc. (a)	8,219	30,821
Inphi Corp. (a)	10,452	334,778
Insight Enterprises Inc. (a)	9,748	253,448
Instructure Inc. (a)	2,638	50,122
Integrated Device Technology Inc. (a)	34,934	703,221
Interactive Intelligence Group (a)	4,717	193,350
InterDigital Inc.	9,101	506,744
Intersil Corp. Class A	34,603	468,525

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intralinks Holdings Inc. (a)	10,533	$68,464
InvenSense Inc. (a)	21,181	129,840
Itron Inc. (a)	8,720	375,832
Ixia (a)	16,579	162,806
IXYS Corp.	6,314	64,718
j2 Global Inc.	12,240	773,201
Jive Software Inc. (a)	14,676	55,182
Kimball Electronics Inc. (a)	7,397	92,093
Knowles Corp. (a)	22,881	313,012
Kopin Corp. (a)	17,200	38,184
KVH Industries Inc. (a)	4,200	32,340
Lattice Semiconductor Corp. (a)	30,996	165,829
Limelight Networks Inc. (a)	19,808	29,514
Lionbridge Technologies Inc. (a)	16,100	63,595
Liquidity Services Inc. (a)	6,312	49,486
Littelfuse Inc.	5,733	677,583
LivePerson Inc. (a)	13,900	88,126
LogMeIn Inc. (a)	6,544	415,086
Lumentum Holdings Inc. (a)	13,061	316,076
MACOM Technology Solutions Holdings Inc. (a)	6,148	202,761
Majesco (a)	1,657	8,799
ManTech International Corp. Class A	6,414	242,577
Marchex Inc. Class B (a)	8,066	25,650
Marketo Inc. (a)	10,719	373,236
MAXIMUS Inc.	16,736	926,672
MaxLinear Inc. Class A (a)	14,435	259,541
Maxwell Technologies Inc. (a)	8,011	42,298
MeetMe Inc. (a)	10,238	54,569
Mentor Graphics Corp.	27,821	591,474
Mesa Laboratories Inc.	784	96,432
Methode Electronics Inc.	9,368	320,667
Microsemi Corp. (a)	29,588	966,936
MicroStrategy Inc. (a)	2,482	434,400
MINDBODY, Inc. Class A (a)	3,627	58,540
Mitek Systems Inc. (a)	7,422	52,770
MKS Instruments Inc.	13,818	595,003
MobileIron Inc. (a)	12,140	37,027
Model N Inc. (a)	5,500	73,425
MoneyGram International Inc. (a)	7,262	49,745
Monolithic Power Systems Inc.	10,080	688,666
Monotype Imaging Holdings Inc.	10,509	258,837
Monster Worldwide Inc. (a)	22,516	53,813
MTS Systems Corp.	3,770	165,277
Multi-Fineline Electronix Inc. (a)	2,495	57,884
Nanometrics Inc. (a)	6,319	131,372
NCI Inc. Class A	1,538	21,609
NeoPhotonics Corp. (a)	7,930	75,573
Netgear Inc. (a)	8,418	400,192
NetScout Systems Inc. (a)	24,921	554,492
New Relic Inc. (a)	5,686	167,055
NIC Inc.	16,506	362,142
Nimble Storage Inc. (a)	16,190	128,872
Novanta Inc. (a)	8,396	127,199
NumereX Corp. Class A (a)	3,260	24,417
NVE Corp.	1,200	70,380

See accompanying notes to financial statements.	53

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Oclaro Inc. (a)	24,700	$120,536
OSI Systems Inc. (a)	4,579	266,177
Park City Group Inc. (a)	3,278	29,404
Park Electrochemical Corp.	4,835	70,253
Paycom Software Inc. (a)	11,401	492,637
Paylocity Holding Corp. (a)	5,580	241,056
PC Connection Inc.	3,077	73,233
PDF Solutions Inc. (a)	7,160	100,168
Pegasystems Inc.	9,377	252,710
Perficient Inc. (a)	9,000	182,790
PFSweb Inc. (a)	3,874	36,803
Photronics Inc. (a)	16,672	148,548
Planet Payment Inc. (a)	10,851	48,721
Plantronics Inc.	8,626	379,544
Plexus Corp. (a)	8,706	376,099
Polycom Inc. (a)	35,342	397,598
Power Integrations Inc.	7,123	356,649
Progress Software Corp. (a)	13,055	358,490
Proofpoint Inc. (a)	10,618	669,890
PROS Holdings Inc. (a)	6,487	113,068
Pure Storage Inc. Class A (a)	15,680	170,912
Q2 Holdings Inc. (a)	6,604	185,044
QAD Inc. Class A	2,458	47,366
QLIK Technologies Inc. (a)	24,356	720,450
QLogic Corp. (a)	21,725	320,226
Qualys Inc. (a)	7,041	209,892
QuinStreet Inc. (a)	8,298	29,458
Quotient Technology Inc. (a)	16,505	221,332
Radisys Corp. (a)	8,993	40,289
Rambus Inc. (a)	28,258	341,357
Rapid7 Inc. (a)	4,989	62,762
Realnetworks Inc. (a)	5,369	23,140
RealPage Inc. (a)	14,071	314,205
Reis Inc.	2,456	61,154
RetailMeNot Inc. (a)	10,447	80,546
Rightside Group Ltd. (a)	2,913	30,994
RingCentral Inc. Class A (a)	15,207	299,882
Rofin-Sinar Technologies Inc. (a)	6,934	221,472
Rogers Corp. (a)	4,727	288,820
Rosetta Stone Inc. (a)	4,785	37,084
Rovi Corp. (a)	20,758	324,655
Rubicon Project Inc., The (a)	9,656	131,804
Rudolph Technologies Inc. (a)	7,768	120,637
Sanmina Corp. (a)	19,101	512,098
Sapiens International Corp. NV	6,300	73,773
ScanSource Inc. (a)	6,478	240,399
Science Applications International Corp.	11,097	647,510
SciQuest Inc. (a)	7,235	127,770
SecureWorks Corp. Class A (a)	1,458	20,558
Semtech Corp. (a)	16,649	397,245
ServiceSource International Inc. (a)	16,312	65,737
ShoreTel Inc. (a)	17,429	116,600
Shutterstock Inc. (a)	4,910	224,878
Sigma Designs Inc. (a)	8,600	55,298
Silicom Ltd.	1,443	43,146

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Silicon Graphics International Corp. (a)	10,019	$50,396
Silicon Laboratories Inc. (a)	10,700	521,518
Silver Spring Networks Inc. (a)	9,400	114,210
Sonus Networks Inc. (a)	12,121	105,331
SPS Commerce Inc. (a)	4,303	260,762
Stamps.com Inc. (a)	4,199	367,077
Stratasys Ltd. (a)	12,523	286,651
Super Micro Computer Inc. (a)	10,065	250,115
Sykes Enterprises Inc. (a)	10,196	295,276
Synaptics Inc. (a)	9,688	520,730
Synchronoss Technologies Inc. (a)	10,718	341,475
SYNNEX Corp.	7,646	724,994
Syntel Inc. (a)	8,527	385,932
Systemax Inc. (a)	2,500	21,325
Take-Two Interactive Software Inc. (a)	21,687	822,371
Tangoe Inc. (a)	7,362	56,835
Tech Data Corp. (a)	9,135	656,350
TechTarget (a)	4,626	37,471
TeleNav Inc. (a)	8,462	43,156
TeleTech Holdings Inc.	4,515	122,492
Tessera Technologies Inc.	12,718	389,680
TiVo Inc. (a)	24,577	243,312
Travelport Worldwide Ltd.	30,333	390,992
TrueCar Inc. (a)	13,786	108,220
TTM Technologies Inc. (a)	18,798	141,549
TubeMogul Inc. (a)	5,623	66,914
Ubiquiti Networks Inc. (a)	6,748	260,878
Ultra Clean Holdings Inc. (a)	7,523	42,806
Ultratech Inc. (a)	5,692	130,745
Unisys Corp. (a)	12,738	92,733
United Online Inc. (a)	3,600	39,600
Universal Display Corp. (a)	10,741	728,236
USA Technologies Inc. (a)	9,219	39,365
Varonis Systems Inc. (a)	2,753	66,127
VASCO Data Security International Inc. (a)	7,602	124,597
Veeco Instruments Inc. (a)	10,133	167,802
Verint Systems Inc. (a)	16,204	536,839
ViaSat Inc. (a)	11,558	825,241
Viavi Solutions Inc. (a)	60,812	403,184
Virnetx Holding Corp. (a)	13,675	54,700
Virtusa Corp. (a)	7,302	210,882
Vishay Intertechnology Inc.	35,286	437,194
Vishay Precision Group Inc. (a)	3,021	40,542
Web.com Group Inc. (a)	11,057	201,016
WebMD Health Corp. (a)	9,729	565,352
Workiva Inc. (a)	5,618	76,742
Xactly Corp. (a)	5,901	75,592
Xcerra Corp. (a)	13,396	77,027
XO Group Inc. (a)	6,800	118,524
Xura Inc. (a)	6,184	151,075
Zendesk Inc. (a)	21,043	555,114
Zix Corp. (a)	13,900	52,125

		72,865,163

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (4.43%)
A. Schulman Inc.	7,347	$179,414
AEP Industries Inc.	1,102	88,667
AgroFresh Solutions Inc. (a)	5,362	28,472
AK Steel Holding Corp. (a)	62,366	290,626
Allegheny Technologies Inc.	28,621	364,918
American Vanguard Corp.	7,413	112,010
Ampco-Pittsburgh Corp.	2,461	27,834
Axiall Corp.	18,330	597,741
Balchem Corp.	8,193	488,712
Boise Cascade Co. (a)	9,998	229,454
Calgon Carbon Corp.	13,340	175,421
Carpenter Technology Corp.	12,481	410,999
Century Aluminum Co. (a)	14,121	89,386
Chase Corp.	1,887	111,465
Chemours Co., The	47,338	390,065
Chemtura Corp. (a)	16,644	439,069
Clearwater Paper Corp. (a)	4,514	295,080
Cliffs Natural Resources Inc. (a)	46,663	264,579
Codexis Inc. (a)	8,399	33,848
Coeur Mining Inc. (a)	39,659	422,765
Commercial Metals Co.	31,044	524,644
Deltic Timber Corp.	2,797	187,763
Ferro Corp. (a)	21,502	287,697
Ferroglobe PLC	17,997	154,954
Flotek Industries Inc. (a)	13,328	175,930
FutureFuel Corp.	6,273	68,250
GCP Applied Technologies Inc. (a)	18,336	477,469
Gold Resource Corp.	13,014	46,720
Greif Inc. Class A	6,747	251,461
Greif Inc. Class B	1,454	79,606
Handy & Harman Ltd. (a)	648	16,971
Hawkins Inc.	2,466	107,049
Haynes International Inc.	3,691	118,407
HB Fuller Co.	13,077	575,257
Headwaters Inc. (a)	19,081	342,313
Hecla Mining Co.	99,616	508,042
Ingevity Corp. (a)	11,027	375,359
Innophos Holdings Inc.	5,071	214,047
Innospec Inc.	6,228	286,426
Kapstone Paper and Packaging Corp.	22,294	290,045
KMG Chemicals Inc.	2,267	58,919
Koppers Holdings Inc. (a)	5,481	168,431
Kraton Performance Polymers Inc. (a)	7,712	215,396
Kronos Worldwide Inc.	5,200	27,300
Louisiana-Pacific Corp. (a)	37,385	648,630
LSB Industries Inc. (a)	5,393	65,147
Materion Corp.	5,855	144,970
Minerals Technologies Inc.	9,120	518,016
Multi Packaging Solutions International Ltd. (a)	5,630	75,160
Myers Industries Inc.	5,966	85,910
Neenah Paper Inc.	4,310	311,915
Olin Corp.	42,973	1,067,449
Olympic Steel Inc.	2,668	72,863
Omnova Solutions Inc. (a)	11,758	85,246
P. H. Glatfelter Co.	11,310	221,224

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
PolyOne Corp.	21,790	$767,880
Quaker Chemical Corp.	3,395	302,834
Rayonier Advanced Materials Inc.	10,861	147,601
Real Industry Inc. (a)	6,940	53,924
Ryerson Holding Corp. (a)	3,271	57,242
Schnitzer Steel Industries Inc. Class A	6,939	122,126
Schweitzer-Mauduit International Inc.	7,860	277,301
Sensient Technologies Corp.	11,617	825,272
Stepan Co.	5,107	304,020
Stillwater Mining Co. (a)	32,115	380,884
Summit Materials Inc. Class A (a)	16,551	338,633
SunCoke Energy Inc.	16,785	97,689
TerraVia Holdings Inc. (a)	19,562	51,252
TimkenSteel Corp.	10,398	100,029
Trecora Resources (a)	5,000	52,150
Tredegar Corp.	6,499	104,764
Trinseo SA (a)	7,460	320,258
Tronox Ltd. Class A	15,604	68,814
UFP Technologies Inc. (a)	1,613	36,357
United States Lime & Minerals Inc.	786	46,366
US Concrete Inc. (a)	3,848	234,382
Valhi Inc.	4,600	7,222
Worthington Industries Inc.	12,222	516,991

		19,109,502

Telecommunication Services (0.93%)
8x8 Inc. (a)	22,882	334,306
ATN International Inc.	2,674	208,064
Boingo Wireless Inc. (a)	8,910	79,477
Cincinnati Bell Inc. (a)	55,755	254,800
Cogent Communications Holdings Inc.	10,817	433,329
Consolidated Communications Holdings Inc.	12,969	353,276
FairPoint Communications Inc. (a)	6,024	88,432
General Communication Inc. Class A (a)	7,761	122,624
Globalstar Inc. (a)	94,722	114,614
Hawaiian Telcom Holdco Inc. (a)	1,724	36,532
IDT Corp. Class B	4,305	61,088
Inteliquent Inc.	8,400	167,076
Intelsat SA (a)	6,700	17,286
Iridium Communications Inc. (a)	21,910	194,561
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	25,885
Lumos Networks Corp. (a)	5,550	67,155
NII Holdings Inc. (a)	13,946	44,348
Orbcomm Inc. (a)	16,700	166,165
pdvWireless Inc. (a)	2,601	55,635
Shenandoah Telecommunications Co.	11,838	462,392
Spok Holdings Inc.	5,566	106,672
Straight Path Communications Inc. Class B (a)	2,583	71,472
Vonage Holdings Corp. (a)	49,500	301,950

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Holdings Inc.	24,894	$230,767

		3,997,906

Utilities (4.22%)
ALLETE Inc.	12,904	833,985
American States Water Co.	9,456	414,362
Artesian Resources Corp. Class A	1,986	67,365
Atlantic Power Corp.	33,973	84,253
Atlantica Yield PLC	15,120	280,930
Avista Corp.	16,501	739,245
Black Hills Corp.	13,399	844,673
California Water Service Group	12,475	435,752
Chesapeake Utilities Corp.	3,862	255,587
Connecticut Water Service Inc.	2,824	158,709
Consolidated Water Co. Ltd. Ordinary Shares	3,600	47,016
Delta Natural Gas Company Inc.	1,577	42,484
Dynegy Inc. (a)	30,386	523,855
El Paso Electric Co.	10,522	497,375
Empire District Electric Co., The	11,441	388,651
Genie Energy Ltd. Class B (a)	3,000	20,310
Global Water Resources Inc.	2,059	18,119
Idacorp Inc.	13,123	1,067,556
MGE Energy Inc.	9,042	511,009
Middlesex Water Co.	4,168	180,808
New Jersey Resources Corp.	22,305	859,858
Northwest Natural Gas Co.	7,082	459,055
NorthWestern Corp.	12,672	799,223
NRG Yield Inc. Class A	9,542	145,229
NRG Yield Inc. Class C	15,841	246,961
ONE Gas Inc.	13,560	902,960
Ormat Technologies Inc.	10,093	441,670
Otter Tail Corp.	9,881	330,915
Pattern Energy Group Inc.	14,786	339,634
PNM Resources Inc.	20,755	735,557
Portland General Electric Co.	23,281	1,027,158
SJW Corp.	4,274	168,310
South Jersey Industries Inc.	20,866	659,783
Southwest Gas Corp.	12,365	973,249
Spark Energy Inc. Class A	1,206	39,858
Spire Inc.	11,745	832,016
Talen Energy Corp. (a)	21,830	295,796
TerraForm Global Inc. Class A	23,572	76,845
TerraForm Power Inc. Class A	22,571	246,024
Unitil Corp.	3,637	155,191
Vivint Solar Inc. (a)	5,157	15,832
WGL Holdings Inc.	13,156	931,313
York Water Co., The	3,300	105,732

		18,200,213

Total Common Stocks
(cost $351,693,836)		422,558,156

	Shares	Value
Short-term Investments (1.84%)
JPMorgan U.S. Government Money Market Fund Agency Shares	7,920,536	$7,920,536

Total Short-term Investments
(cost $7,920,536)		7,920,536

TOTAL INVESTMENTS (99.80%)
(cost $359,614,372)		430,478,692
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		874,260

NET ASSETS (100.00%)		$431,352,952

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2016, cash in the amount of $452,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	77	September 2016	$8,916,945	$8,834,980	($81,965)

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (98.18%)
Australia (7.23%)
AGL Energy Ltd.	14,565	$211,529
Alumina Ltd.	55,470	54,525
Amcor Ltd.	24,555	276,086
AMP Ltd.	62,421	243,267
APA Group	24,895	173,154
Aristocrat Leisure Ltd.	11,883	123,613
Asciano Ltd.	12,952	85,934
ASX Ltd.	4,061	139,823
Aurizon Holdings Ltd.	42,875	155,563
AusNet Services	46,760	57,590
Australia & New Zealand Banking Group Ltd.	61,174	1,114,593
Bank of Queensland Ltd.	8,455	67,456
Bendigo and Adelaide Bank Ltd.	9,322	67,496
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	66,606	928,236
Boral Ltd.	15,035	70,587
Brambles Ltd.	33,613	313,824
Caltex Australia Ltd.	5,887	141,935
Challenger Ltd.	11,648	76,099
CIMIC Group Ltd.	2,074	55,993
Coca-Cola Amatil Ltd.	11,437	70,601
Cochlear Ltd.	1,237	112,863
Commonwealth Bank of Australia	35,889	2,014,456
Computershare Ltd.	9,303	64,329
Crown Resorts Ltd.	7,339	69,805
CSL Ltd.	9,734	820,893
Dexus Property Group	20,341	138,027
Domino’s Pizza Enterprises Ltd.	1,181	60,779
DUET Group	47,841	89,731
Flight Centre Travel Group Ltd.	1,064	25,313
Fortescue Metals Group Ltd.	34,994	93,645
Goodman Group	37,022	198,568
GPT Group	37,760	153,557
Harvey Norman Holdings Ltd.	11,319	39,385
Healthscope Ltd.	37,570	80,848
Incitec Pivot Ltd.	34,102	76,604
Insurance Australia Group Ltd.	51,728	213,081
James Hardie Industries PLC	9,643	149,345
LendLease Group	11,207	106,457
Macquarie Group Ltd.	6,536	340,228
Medibank Private Ltd.	59,710	132,410
Mirvac Group	77,776	118,285
National Australia Bank Ltd.	55,220	1,060,191
Newcrest Mining Ltd. (b)	16,587	287,483
Oil Search Ltd.	27,744	140,095
Orica Ltd.	7,280	67,722
Origin Energy Ltd.	38,518	168,290
Platinum Asset Management Ltd.	4,603	19,991
Qantas Airways Ltd.	12,046	25,517
QBE Insurance Group Ltd.	28,216	222,895
Ramsay Health Care Ltd.	3,074	166,136
REA Group Ltd.	1,046	46,942
Rio Tinto Ltd.	8,882	307,233
Santos Ltd.	32,024	113,358
Scentre Group	111,883	414,410
Seek Ltd.	6,996	80,312

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	7,802	$126,526
South32 Ltd. (b)	112,022	131,378
Stockland	50,751	179,938
Suncorp Group Ltd.	26,771	245,488
Sydney Airport	24,031	125,481
Tabcorp Holding Ltd.	16,390	56,460
Tatts Group Ltd.	31,663	91,118
Telstra Corp. Ltd.	90,041	376,347
TPG Telecom Ltd.	7,255	65,055
Transurban Group	41,857	376,996
Treasury Wine Estates Ltd.	14,499	100,752
Vicinity Centres	71,161	177,536
Vocus Communications Ltd. (c)	9,180	59,702
Wesfarmers Ltd.	23,774	716,949
Westfield Corp.	41,485	333,235
Westpac Banking Corp.	69,971	1,551,645
Woodside Petroleum Ltd.	15,923	322,874
Woolworths Ltd.	26,810	421,682

		18,106,250

Austria (0.17%)
Andritz AG	1,650	78,238
Erste Group Bank AG	6,092	138,702
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	3,698	103,953
Raiffeisen Bank International AG (b)	2,187	27,627
VoestAlpine AG	2,369	79,729

		428,249

Belgium (1.48%)
Ageas	4,222	146,754
Anheuser-Busch InBev SA/NV	16,912	2,236,381
Colruyt SA	1,375	76,090
Delhaize Group	2,158	227,959
Groupe Bruxelles Lambert SA	1,687	138,344
KBC Group NV (b)	5,360	263,609
Proximus SA	3,216	102,199
Solvay SA	1,608	150,200
Telenet Group Holding NV (b)	1,033	47,235
UCB SA	2,698	202,586
Umicore SA	2,073	107,079

		3,698,436

Denmark (1.96%)
A P Moller-Maersk A/S Class A	76	95,787
A P Moller-Maersk A/S Class B	138	180,249
Carlsberg A/S Class B	2,230	212,760
Chr. Hansen Holding A/S	2,244	147,375
Coloplast A/S Class B	2,527	189,158
Danske Bank A/S	14,948	393,437
DSV A/S	4,218	177,359
Genmab A/S (b)	1,167	212,799
ISS A/S	3,443	129,492
Novo Nordisk A/S Class B	39,097	2,105,486
Novozymes A/S B Shares	4,994	239,816

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Pandora A/S	2,436	$331,782
TDC A/S	16,066	78,731
Tryg A/S	2,594	46,444
Vestas Wind Systems A/S	4,683	318,301
William Demant Holding A/S (b)	2,790	54,310

		4,913,286

Finland (0.97%)
Elisa OYJ	3,002	115,346
Fortum OYJ	9,264	148,839
Kone Corp. OYJ Class B	7,251	334,636
Metso OYJ	2,272	53,414
Neste OYJ	2,616	93,807
Nokia OYJ	122,461	697,469
Nokian Renkaat OYJ	2,334	83,655
Orion OYJ Class B	2,131	82,746
Sampo OYJ A Shares	9,394	384,180
Stora Enso OYJ R Shares	11,110	89,348
UPM-Kymmene OYJ	11,495	211,172
Wartsila OYJ Class B	3,287	134,114

		2,428,726

France (9.43%)
Accor SA	3,674	140,773
Aeroports de Paris (ADP)	626	68,591
Air Liquide SA	7,274	757,817
Airbus Group SE	12,360	708,474
Alstom SA (b)	3,114	71,898
ArcelorMittal (b)	38,317	174,695
Arkema	1,517	115,979
AtoS	1,946	160,446
AXA SA	40,792	806,564
BNP Paribas SA	22,183	972,847
Bollore	17,607	59,274
Bouygues SA	4,154	119,005
Bureau Veritas SA	5,918	124,249
Capgemini SA	3,449	297,624
Carrefour SA	11,468	282,061
Casino Guichard Perrachon SA	1,133	62,891
Christian Dior SE	1,190	190,628
Cie Generale des Etablissements Michelin Class B	3,844	362,261
CNP Assurances	3,501	51,653
Compagnie de Saint-Gobain	10,053	381,065
Credit Agricole SA	22,643	190,358
Danone	12,456	871,704
Dassault Systemes SA	2,712	204,474
Edenred	4,437	90,852
Eiffage SA	1,196	85,024
Electricite de France	5,446	66,034
Engie	30,807	494,657
Essilor International SA	4,301	565,272
Eurazeo SA	847	50,249
Eutelsat Communications	3,828	72,254
Fonciere des Regions	704	62,224
Gecina SA	869	117,704
Groupe Eurotunnel SE	9,570	101,085

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	554	$206,519
ICADE	783	55,022
Iliad SA	548	110,624
Imerys SA	755	48,173
Ingenico Group	1,121	129,929
JC Decaux SA	1,523	51,351
Kering	1,566	252,098
Klepierre	4,651	205,226
Lagardere SCA	2,491	54,184
Legrand SA	5,738	293,736
L’Oreal SA	5,309	1,016,425
LVMH Moet Hennessy Louis Vuitton SE	5,847	881,345
Natixis SA	19,396	72,988
Numericable - SFR SA	2,233	55,802
Orange	41,451	674,014
Pernod Ricard SA	4,487	496,784
Peugeot SA (b)	9,785	117,284
Publicis Groupe	4,048	270,821
Remy Cointreau SA	463	39,856
Renault SA	4,102	309,691
Rexel SA	6,135	77,132
Safran SA	6,594	444,052
Sanofi	24,694	2,051,644
Schneider Electric SE (Paris)	11,689	681,944
SCOR SE	3,435	101,556
SES	7,015	150,174
Societe BIC SA	657	92,568
Societe Generale	15,952	499,072
Sodexo	1,976	211,688
STMicroelectronics NV	12,500	72,980
Suez	6,960	108,559
Technip SA	2,417	130,820
Thales SA	2,229	185,106
Total SA	46,565	2,233,071
Unibail-Rodamco SE (Amsterdam)	2,080	538,083
Valeo SA	5,142	228,274
Veolia Environnement	9,524	205,667
Vinci SA	10,542	743,915
Vivendi	24,859	465,080
Wendel	630	65,132
Zodiac Aerospace	4,586	106,984

		23,616,059

Germany (8.05%)
Adidas AG	3,947	566,589
Allianz SE Reg.	9,634	1,374,361
Axel Springer SE	977	51,296
BASF SE	19,282	1,478,519
Bayer AG Reg.	17,371	1,744,653
Bayerische Motoren Werke (BMW) AG	7,000	509,425
Beiersdorf AG	2,114	200,142
Brenntag AG	3,186	154,336
Commerzbank AG	21,919	142,744
Continental AG	2,331	441,087
Covestro AG (d)	1,418	63,158
Daimler AG Registered Shares	20,162	1,206,460

See accompanying notes to financial statements.	59

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Bank AG Reg. (b)	29,249	$404,312
Deutsche Boerse AG	4,127	339,052
Deutsche Lufthansa AG Reg.	5,111	60,093
Deutsche Post AG	20,505	577,677
Deutsche Telekom AG	67,501	1,151,044
Deutsche Wohnen AG	7,088	241,333
E.ON SE	42,463	428,659
Evonik Industries AG	2,856	85,133
Fraport AG	842	45,081
Fresenius Medical Care AG & Co. KGaA	4,686	408,181
Fresenius SE & Co. KGaA	8,577	630,216
GEA Group AG	3,722	175,683
Hannover Rueck SE	1,306	136,839
HeidelbergCement AG	2,989	225,167
Henkel AG & Co. KGaA	2,124	229,749
Hochtief AG	417	53,839
Hugo Boss AG	1,323	75,215
Infineon Technologies AG	24,094	348,794
K+S AG Reg.	4,041	82,728
Lanxess AG	1,841	80,770
Linde AG	3,950	550,379
MAN AG	807	82,362
Merck KGaA	2,748	279,315
Metro AG	3,642	112,014
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,538	593,305
Osram Licht AG	1,810	94,042
ProSiebenSat.1 Media SE	4,598	201,126
QIAGEN NV (b)	4,488	97,804
RTL Group SA	894	73,012
RWE AG (b)	10,068	160,335
SAP SE	20,668	1,552,273
Siemens AG Reg.	16,103	1,652,508
Symrise AG	2,550	173,938
Telefonica Deutschland Holding AG	16,733	68,925
ThyssenKrupp AG	7,559	151,938
United Internet AG Reg.	2,618	108,827
Volkswagen AG	640	84,840
Vonovia SE	9,976	364,263
Zalando SE (b) (d)	1,700	44,993

		20,158,534

Hong Kong (3.28%)
AIA Group Ltd.	255,442	1,532,844
ASM Pacific Technology Ltd.	4,692	33,798
Bank of East Asia Ltd., The	25,198	97,282
BOC Hong Kong Holdings Ltd.	77,000	232,028
Cathay Pacific Airways Ltd.	23,494	34,467
Cheung Kong Infrastructure Holdings Ltd.	13,611	117,091
Cheung Kong Property Holdings Ltd.	57,581	363,547
CK Hutchison Holdings Ltd.	56,581	622,417
CLP Holdings Ltd.	36,505	373,377
First Pacific Company Ltd.	44,353	32,028

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Galaxy Entertainment Group Ltd.	47,880	$143,569
Hang Lung Properties Ltd.	45,000	91,146
Hang Seng Bank Ltd.	15,643	268,524
Henderson Land Development Co. Ltd.	24,029	135,734
HK Electric Investments (d)	54,000	50,319
HKT Trust and HKT Ltd.	53,100	76,729
Hong Kong & China Gas Co. Ltd.	167,330	306,181
Hong Kong Exchanges & Clearing Ltd.	24,187	589,644
Hongkong Land Holdings Ltd.	24,200	148,110
Hysan Development Co. Ltd.	11,916	53,063
Jardine Matheson Holdings Ltd.	5,300	309,858
Kerry Properties Ltd.	12,328	30,650
Li & Fung Ltd.	115,240	56,029
Link REIT	47,262	323,187
Melco Crown Entertainment Ltd. ADR	3,909	49,175
MGM China Holdings Ltd.	17,454	22,744
MTR Corporation Ltd.	30,526	155,261
New World Development Company Ltd.	109,782	111,940
Noble Group Ltd. Rights (b) (c)	95,300	6,367
NWS Holdings Ltd.	31,908	50,671
PCCW Ltd.	83,704	56,353
Power Assets Holdings Ltd.	30,482	280,267
Sands China Ltd.	50,772	171,477
Shangri-La Asia Ltd.	26,974	27,082
Sino Land Co. Ltd.	64,316	105,896
SJM Holdings Ltd.	38,022	23,380
Sun Hung Kai Properties Ltd.	31,099	375,129
Swire Pacific Ltd. Class A	12,321	139,481
Swire Properties Ltd.	23,996	64,091
Techtronic Industries Company Ltd.	27,999	116,924
WH Group Ltd. (d)	120,500	95,435
Wharf Holdings Ltd., The	27,700	168,860
Wheelock and Co. Ltd.	18,104	85,398
Wynn Macau Ltd.	29,936	43,536
Yue Yuen Industrial Holdings Ltd.	14,000	55,849

		8,226,938

Ireland (0.44%)
Bank of Ireland (b)	600,703	123,835
CRH PLC (Dublin)	17,362	505,934
Kerry Group PLC Class A (Dublin)	3,381	299,856
Paddy Power Betfair PLC	1,739	182,762

		1,112,387

Israel (0.76%)
Azrieli Group Ltd.	804	34,190
Bank Hapoalim B.M.	21,941	110,536
Bank Leumi Le-Israel (b)	30,193	106,012
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	86,703
Check Point Software Technologies Ltd. (b)	2,751	219,200
Israel Chemicals Ltd.	11,028	42,966
Mizrahi Tefahot Bank Ltd.	2,374	27,374

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Mobileye NV (b)	3,663	$169,011
NICE Ltd.	1,321	84,060
Taro Pharmaceutical Industries Ltd. (b)	319	46,446
Teva Pharmaceutical Industries Ltd.	19,318	977,688

		1,904,186

Italy (1.93%)
Assicurazioni Generali SpA	24,418	287,946
Atlantia SpA	8,677	216,794
CNH Industrial NV	21,734	157,651
Enel SpA	167,287	742,661
Eni SpA	53,384	859,865
EXOR SpA	2,455	90,628
Ferrari NV (Italy)	2,613	107,270
Fiat Chrysler Automobiles NV (Italy)	18,568	114,295
Intesa Sanpaolo	265,395	505,501
Intesa Sanpaolo RSP	19,708	35,281
Luxottica Group SpA	3,728	181,694
Mediobanca SpA	13,432	77,392
Poste Italiane SpA (d)	10,574	70,211
Prysmian SpA	4,634	101,712
Saipem SpA (b)	121,693	48,656
Snam SpA	53,633	320,641
Telecom Italia RNC SpA	120,735	77,678
Telecom Italia SpA (b)	209,690	172,220
Tenaris SA	9,773	141,250
Terna - Rete Elettrica Nationale SpA	37,192	206,977
UBI Banca - Unione di Banche Italiane SpA	18,621	51,423
UniCredit SpA	106,267	233,708
UnipolSai SpA	28,330	42,753

		4,844,207

Japan (23.02%)
ABC-Mart Inc.	700	46,977
ACOM Co. Ltd. (b)	9,100	44,085
Aeon Co. Ltd.	13,900	215,819
Aeon Credit Service Co. Ltd.	2,300	49,802
Aeon Mall Co. Ltd.	2,100	27,476
Air Water Inc.	2,769	40,743
Aisin Seiki Co. Ltd.	3,800	154,786
Ajinomoto Co. Inc.	12,000	282,731
Alfresa Holdings Corp.	3,600	75,212
All Nippon Airways Co. Ltd.	25,000	71,240
Alps Electric Co. Ltd.	4,200	79,793
Amada Holdings Co. Ltd.	7,000	71,065
Aozora Bank Ltd.	25,000	86,725
Asahi Glass Co. Ltd.	21,000	113,965
Asahi Group Holdings Ltd.	8,300	268,379
Asahi Kasei Corp.	26,000	180,935
ASICS Corp.	3,400	57,443
Astellas Pharma Inc.	44,700	701,001
Bandai Namco Holdings Inc.	4,200	108,387
Bank of Kyoto Ltd., The	7,000	42,936
Benesse Holdings Inc.	1,300	30,518
Bridgestone Corp.	13,700	440,276
Brother Industries Ltd.	5,100	54,704

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
CALBEE Inc.	1,600	$66,937
Canon Inc.	22,600	645,235
Casio Computer Co. Ltd.	5,200	74,881
Central Japan Railway Co.	3,000	533,591
Chiba Bank Ltd., The	14,000	66,161
Chubu Electric Power Co. Inc.	13,500	192,119
Chugai Pharmaceutical Co. Ltd.	4,700	167,500
Chugoku Bank Ltd., The	3,000	30,610
Chugoku Electric Power Company Inc., The	6,900	87,721
Concordia Financial Group Ltd. (b)	23,000	88,824
Credit Saison Co. Ltd.	2,800	47,036
Cyberdyne Inc. (b)	2,000	45,081
Dai Nippon Printing Co. Ltd.	11,000	122,594
Daicel Chemical Industries Ltd.	5,700	59,064
Daihatsu Motor Co. Ltd.	3,700	48,196
Dai-ichi Life Insurance Company Ltd.	22,000	246,277
Daiichi Sankyo Co. Ltd.	12,840	311,949
Daikin Industries Ltd.	5,000	420,224
Daito Trust Construction Co. Ltd.	1,500	243,544
Daiwa House Industry Co. Ltd.	12,000	352,404
Daiwa Securities Group Inc.	34,000	179,125
Denso Corp.	10,300	362,409
Dentsu Inc.	4,416	207,004
Don Quijote Holdings Co. Ltd.	2,400	89,190
East Japan Railway Co.	7,113	659,185
Eisai Co. Ltd.	5,200	290,348
Electric Power Development Co. Ltd.	3,200	74,554
FamilyMart Co. Ltd.	1,100	67,035
Fanuc Corp.	4,100	666,960
Fast Retailing Co. Ltd.	1,100	295,328
Fuji Electric Co. Ltd.	13,000	54,126
Fuji Heavy Industries Ltd.	12,400	426,230
FUJIFILM Holdings Corp.	9,200	356,964
Fujitsu Ltd.	38,000	139,738
Fukuoka Financial Group Inc.	15,000	49,459
GungHo Online Entertainment Inc.	8,300	22,490
Hachijuni Bank Ltd., The	7,549	32,878
Hakuhodo DY Holdings Inc.	5,100	61,128
Hamamatsu Photonics KK	3,100	86,983
Hankyu Hanshin Holdings Inc.	24,000	178,957
Hikari Tsushin Inc.	400	33,509
Hino Motors Ltd.	5,000	49,800
Hirose Electric Co. Ltd.	600	73,780
Hiroshima Bank Ltd., The	11,000	36,755
Hisamitsu Pharmaceutical Co. Inc.	1,100	63,428
Hitachi Chemical Co. Ltd.	1,900	35,485
Hitachi Construction Machinery Co. Ltd.	2,100	30,652
Hitachi High-Technologies Corp.	1,600	43,788
Hitachi Ltd.	102,000	427,365
Hitachi Metals Ltd.	4,000	40,637
Hokuriku Electric Power Co.	4,100	50,804
Honda Motor Co. Ltd.	34,400	862,932
Hoshizaki Electric Co. Ltd.	1,000	97,894
Hoya Corp.	8,600	307,158
Hulic Company Ltd.	6,500	68,494

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Idemitsu Kosan Co. Ltd.	2,200	$47,762
IHI Corp.	28,000	75,474
Iida Group Holdings Co. Ltd.	3,300	67,581
INPEX Corp.	19,600	153,284
Isetan Mitsukoshi Holdings Ltd.	6,940	61,772
Isuzu Motors Ltd.	12,000	147,804
Itochu Corp.	32,000	391,463
Iyo Bank Ltd., The	5,000	30,623
J. Front Retailing Co. Ltd.	4,800	49,768
Japan Airlines Co. Ltd.	2,600	83,649
Japan Airport Terminal Co. Ltd.	800	29,025
Japan Exchange Group Inc.	11,400	131,254
Japan Post Bank Co. Ltd.	8,200	96,421
Japan Post Holdings Co. Ltd.	9,100	110,705
Japan Prime Realty Investment Corp.	19	81,532
Japan Real Estate Investment Corp.	29	179,121
Japan Retail Fund Investment Corp.	54	137,887
Japan Tobacco Inc.	23,000	926,950
JFE Holdings Inc.	11,100	144,802
JGC Corp.	4,000	57,262
Joyo Bank Ltd., The	12,000	44,861
JSR Corp.	3,700	49,000
JTEKT Corp.	4,900	55,539
JX Holdings Inc.	45,900	179,162
Kajima Corp.	18,000	125,041
Kakaku.com Inc.	2,900	57,622
Kamigumi Co. Ltd.	5,000	46,214
Kaneka Corp.	6,000	40,034
Kansai Electric Power Company Inc., The (b)	15,500	150,958
Kansai Paint Co. Ltd.	5,000	100,948
Kao Corp.	10,700	623,191
Kawasaki Heavy Industries Ltd.	29,000	81,770
KDDI Corp.	39,600	1,204,225
Keihan Holdings Co. Ltd.	10,000	69,293
Keikyu Corp.	9,000	90,568
Keio Corp.	13,000	122,627
Keisei Electric Railway Co. Ltd.	6,000	77,339
Keyence Corp.	970	661,859
Kikkoman Corp.	3,000	110,700
Kintetsu Group Holdings Co. Ltd.	38,000	162,619
Kirin Holdings Co. Ltd.	17,400	293,471
Kobe Steel Ltd.	61,000	50,134
Koito Manufacturing Company Ltd.	2,424	111,612
Komatsu Ltd.	19,800	343,959
Konami Holdings Corp.	2,000	76,300
Konica Minolta Holdings Inc.	9,000	65,561
KOSE Corp.	600	50,844
Kubota Corp.	22,400	302,967
Kuraray Co. Ltd.	7,500	89,486
Kurita Water Industries Ltd.	2,000	44,583
Kyocera Corp.	6,800	323,563
Kyowa Hakko Kirin Co. Ltd.	5,700	97,218
Kyushu Electric Power Co. Inc.	9,500	95,279
Kyushu Financial Group Inc.	7,000	34,696
Lawson Inc.	1,300	103,785
LIXIL Group Corp.	5,800	95,247

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
M3 Inc.	4,000	$139,600
Mabuchi Motor Co. Ltd.	1,000	42,355
Makita Corp.	2,400	159,353
Marubeni Corp.	35,400	159,928
Marui Group Co. Ltd.	4,500	60,578
Maruichi Steel Tube Ltd.	1,000	34,950
Mazda Motor Corp.	11,800	156,153
McDonald’s Holdings Company (Japan) Ltd.	1,300	35,312
Medipal Holdings Corp.	3,400	55,899
MEIJI Holdings Company Ltd.	2,400	246,613
Minebea Co. Ltd.	7,600	51,634
Miraca Holdings Inc.	1,090	47,271
Mitsubishi Chemical Holdings Corp.	27,500	126,060
Mitsubishi Corp.	31,600	556,392
Mitsubishi Electric Corp.	41,000	489,472
Mitsubishi Estate Company Ltd.	26,000	476,913
Mitsubishi Gas Chemical Co. Inc.	7,000	36,518
Mitsubishi Heavy Industries Ltd.	65,000	261,379
Mitsubishi Logistics Corp.	2,000	27,981
Mitsubishi Materials Corp.	24,000	57,465
Mitsubishi Motors Corp.	15,500	71,553
Mitsubishi Tanabe Pharma Corp.	5,000	90,341
Mitsubishi UFJ Financial Group Inc.	269,400	1,207,680
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	36,504
Mitsui & Co. Ltd.	36,200	432,125
Mitsui Chemicals Inc.	20,000	73,495
Mitsui Fudosan Co. Ltd.	19,000	436,065
Mitsui OSK Lines Ltd.	24,000	51,036
mixi Inc.	1,000	41,345
Mizuho Financial Group Inc.	495,229	712,663
MS&AD Insurance Group Holdings Inc.	10,700	277,238
Murata Manufacturing Co. Ltd.	4,000	448,458
Nabtesco Corp.	2,345	55,952
Nagoya Railroad Co. Ltd.	18,000	101,420
NEC Corp.	52,000	121,153
Nexon Co. Ltd.	3,700	54,760
NGK Insulators Ltd.	5,000	101,086
NGK Spark Plug Co. Ltd.	3,700	55,851
NH Foods Ltd.	4,000	97,976
NHK Spring Co. Ltd.	3,000	24,348
Nidec Corp.	5,000	380,615
Nikon Corp.	7,000	94,779
Nintendo Co. Ltd.	2,400	344,878
Nippon Building Fund Inc.	31	190,961
Nippon Electric Glass Co. Ltd.	7,500	31,309
Nippon Express Co. Ltd.	18,000	82,255
Nippon Paint Co. Ltd.	3,400	84,054
Nippon Prologis REIT Inc.	32	78,175
Nippon Steel Corp.	16,800	325,242
Nippon Telegraph & Telephone Corp.	14,600	684,665
Nippon Yusen KK	33,000	58,055
Nissan Motor Co. Ltd.	52,400	467,634
Nisshin Seifun Group Inc.	4,100	65,907
Nissin Foods Holdings Co. Ltd.	1,400	76,455
Nitori Holdings Co. Ltd.	1,700	206,183

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nitto Denko Corp.	3,400	$215,676
NOK Corp.	2,000	34,011
Nomura Holdings Inc.	77,700	276,344
Nomura Real Estate Holdings Inc.	2,300	40,190
Nomura Real Estate Master Fund Inc.	72	113,819
Nomura Research Institute Ltd.	2,600	95,356
NSK Ltd.	9,500	69,539
NTT Data Corp.	2,600	122,794
NTT DoCoMo Inc.	30,200	814,450
NTT Urban Development Corp.	2,300	24,726
Obayashi Corp.	14,300	152,251
OBIC Co. Ltd.	1,300	71,560
Odakyu Electric Railway Co. Ltd.	13,000	152,437
Oji Paper Co. Ltd.	16,000	61,424
Olympus Corp.	6,100	227,784
OMRON Corp.	4,000	130,563
Ono Pharmaceutical Co. Ltd.	8,800	383,337
Oracle Corp. Japan	700	37,326
Oriental Land Co. Ltd.	4,600	297,847
Orix Corp.	28,200	364,921
Osaka Gas Co. Ltd.	42,000	161,469
OTSUKA Corp.	1,100	51,437
Otsuka Holdings Co. Ltd.	8,331	383,916
Panasonic Corp.	46,900	403,506
Park24 Co. Ltd.	1,900	65,292
Pola Orbis Holdings Inc.	500	47,055
Rakuten Inc.	20,000	217,067
Recruit Holdings Co Ltd.	5,800	211,898
Resona Holdings Inc.	47,495	173,590
Ricoh Co. Ltd.	14,300	123,959
RINNAI Corp.	700	61,854
Rohm Co. Ltd.	1,900	74,993
Ryohin Keikaku Co. Ltd.	500	121,849
Sankyo Co. Ltd.	1,000	37,493
Santen Pharmaceutical Co. Ltd.	7,800	122,594
SBI Holdings Inc.	4,000	39,832
Secom Co. Ltd.	4,500	332,698
Sega Sammy Holdings Inc.	4,226	45,514
Seibu Holdings Inc.	3,600	60,974
Seiko Epson Corp.	6,200	99,396
Sekisui Chemical Co. Ltd.	9,000	110,887
Sekisui House Ltd.	13,000	227,657
Seven & I Holdings Co. Ltd.	15,980	670,011
Seven Bank Ltd.	13,400	41,592
Shikoku Electric Power Co. Inc.	3,500	41,459
Shimadzu Corp.	5,000	75,166
Shimamura Co. Ltd.	500	74,393
Shimano Inc.	1,600	244,636
Shimizu Corp.	12,000	112,428
Shin-Etsu Chemical Co. Ltd.	8,300	486,284
Shinsei Bank Ltd.	35,000	50,994
Shionogi & Co. Ltd.	6,200	338,929
Shiseido Co. Ltd.	7,900	205,856
Shizuoka Bank Ltd., The	11,000	77,469
Showa Shell Sekiyu KK	4,600	42,935
SMC Corp.	1,200	295,231
Softbank Corp.	20,300	1,148,006

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sohgo Security Services Co. Ltd.	1,500	$74,153
Sompo Japan Nipponkoa Holdings Inc.	7,200	191,608
Sony Corp.	26,800	789,581
Sony Financial Holdings Inc.	3,800	42,966
Stanley Electric Co. Ltd.	3,400	72,611
START TODAY Co. Ltd.	1,200	63,430
Sumitomo Chemical Co. Ltd.	33,000	136,160
Sumitomo Corp.	24,000	241,917
Sumitomo Dainippon Pharma Co. Ltd.	3,000	51,998
Sumitomo Electric Industries Ltd.	15,400	203,826
Sumitomo Heavy Industries Ltd.	11,000	48,322
Sumitomo Metal Mining Co. Ltd.	10,000	101,724
Sumitomo Mitsui Financial Group Inc.	28,189	813,959
Sumitomo Mitsui Trust Holdings Inc.	69,000	224,513
Sumitomo Realty & Development Co. Ltd.	8,000	216,939
Sumitomo Rubber Industries Ltd.	3,800	50,874
Sundrug Co. Ltd.	800	75,116
Suntory Beverage & Food Ltd.	3,100	140,278
Suruga Bank Ltd.	3,500	79,097
Suzuken Co. Ltd.	1,700	53,510
Suzuki Motor Corp.	7,798	211,154
Sysmex Corp.	3,300	227,233
T&D Holdings Inc.	11,800	100,206
Taiheiyo Cement Corp.	26,000	61,583
Taisei Corp.	22,000	180,767
Taisho Pharmaceutical Holdings Co. Ltd.	600	63,138
Taiyo Nippon Sanso Corp.	3,000	27,573
Takashimaya Co. Ltd.	6,000	42,975
Takeda Pharmaceutical Company Ltd.	15,100	651,236
TDK Corp.	2,600	145,538
Teijin Ltd.	18,000	59,644
Terumo Corp.	7,100	302,995
THK Co. Ltd.	2,700	46,020
Tobu Railway Co. Ltd.	22,000	120,748
Toho Co. Ltd.	2,200	60,921
Toho Gas Co. Ltd.	10,000	81,827
Tohoku Electric Power Co. Inc.	10,100	127,467
Tokio Marine Holdings Inc.	14,500	482,720
Tokyo Electric Power Company Holdings Inc. (b)	31,600	133,827
Tokyo Electron Ltd.	3,300	278,879
Tokyo Gas Co. Ltd.	46,000	189,923
Tokyo Tatemono Co. Ltd.	4,000	47,969
Tokyu Corp.	22,000	193,153
Tokyu Fudosan Holdings Corp.	11,100	69,248
TonenGeneral Sekiyu KK	6,000	54,657
Toppan Printing Co. Ltd.	11,000	94,586
Toray Industries Inc.	30,000	255,987
Toshiba Corp. (b)	84,000	228,816
Toto Ltd.	3,000	119,878
Toyo Seikan Kaisha Ltd.	3,100	59,235
Toyo Suisan Kaisha Ltd.	1,600	64,901
Toyoda Gosei Co. Ltd.	1,200	21,371
Toyota Industries Corp.	3,400	135,184

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Motor Corp.	56,300	$2,775,505
Toyota Tsusho Corp.	4,400	94,729
Trend Micro Inc.	2,000	71,528
Tsuruha Holdings Inc.	800	96,871
Unicharm Corp.	8,500	190,974
United Urban Investment Corp.	58	104,479
USS Co. Ltd.	4,200	69,412
West Japan Railway Co.	3,600	228,144
Yahoo Japan Corp.	30,000	133,031
Yakult Honsha Co. Ltd.	1,700	88,354
Yamada Denki Co. Ltd.	13,600	71,792
Yamaguchi Financial Group Inc.	4,000	37,825
Yamaha Corp.	3,600	97,032
Yamaha Motor Co. Ltd.	5,900	90,003
Yamato Holdings Co. Ltd.	7,500	172,207
Yamazaki Baking Co. Ltd.	3,000	83,753
Yaskawa Electric Corp.	4,900	63,976
Yokogawa Electric Corp.	5,100	57,513
Yokohama Rubber Company Ltd., The	2,000	25,084

		57,670,801

Netherlands (3.16%)
ABN AMRO Group NV CVA (d)	4,482	73,687
Aegon NV	39,123	155,018
AerCap Holdings NV (b)	3,551	119,278
Akzo Nobel NV	5,158	320,419
Altice NV Class A (b)	8,371	124,991
Altice NV Class B (b)	1,799	27,104
ASML Holding NV	7,676	755,611
Coca-Cola European Partners PLC (b)	4,563	163,510
Gemalto NV	1,691	102,447
Heineken Holding NV	2,062	167,067
Heineken NV	4,882	447,786
ING Groep NV CVA	81,588	844,101
Koninklijke Ahold NV	17,632	389,360
Koninklijke DSM NV	3,733	215,358
Koninklijke KPN NV	71,506	254,878
Koninklijke Philips NV	19,554	485,648
Koninklijke Vopak NV	1,545	76,909
NN Group NV	6,855	188,707
NXP Semiconductors NV (b)	6,159	482,496
OCI NV (b)	1,581	21,417
Randstad Holding NV	2,637	105,456
Reed Elsevier NV	21,600	373,693
Royal Boskalis Westminster NV	1,922	65,584
TNT Express NV	9,689	100,402
Unilever NV CVA	34,232	1,598,721
Wolters Kluwer - CVA	6,494	262,950

		7,922,598

New Zealand (0.18%)
Auckland International Airport Ltd.	18,582	86,441
Contact Energy Ltd.	14,983	55,624
Fletcher Building Ltd.	13,758	84,627
Meridian Energy Ltd.	31,302	59,075
Mighty River Power Ltd.	16,801	36,260

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Ryman Healthcare Ltd.	7,066	$47,163
Spark New Zealand Ltd.	36,499	92,768

		461,958

Norway (0.64%)
DnB NOR ASA	20,204	241,838
Gjensidige Forsikring ASA	4,030	67,143
Marine Harvest ASA	7,804	131,632
Norsk Hydro ASA	29,469	107,881
Orkla ASA	17,626	156,758
Schibsted ASA Class A	1,523	45,653
Schibsted ASA Class B	1,790	51,212
Statoil ASA	24,191	417,983
Telenor ASA	15,993	264,732
Yara International ASA	3,632	115,377

		1,600,209

Portugal (0.10%)
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	48,947	149,855
Jeronimo Martins SGPS SA	7,205	113,635

		263,490

Singapore (1.33%)
Ascendas Real Estate
Investment Trust	56,000	103,640
CapitaLand Commercial Trust Ltd.	43,500	47,845
Capitaland Ltd.	57,300	131,560
CapitaLand Mall Trust	52,300	83,158
City Developments Ltd.	8,000	48,615
Comfortdelgro Corp. Ltd.	48,500	99,601
DBS Group Holdings Ltd.	36,907	435,167
Genting Singapore PLC	123,000	66,722
Global Logistic Properties Ltd.	58,126	78,473
Golden Agri-Resources Ltd.	141,330	36,979
Hutchison Port Holdings Trust	114,000	52,163
Jardine Cycle & Carriage Ltd.	2,514	68,773
Keppel Corp. Ltd.	29,400	121,285
Noble Group Ltd. (b)	95,300	14,431
Oversea-Chinese Banking Corporation Ltd.	64,225	417,593
Sembcorp Industries Ltd.	22,120	46,843
Sembcorp Marine Ltd.	15,800	18,386
Singapore Airlines Ltd.	10,367	82,323
Singapore Exchange Ltd.	16,000	91,141
Singapore Press Holdings Ltd.	4,600	13,555
Singapore Technologies
Engineering Ltd.	33,500	78,855
Singapore Telecommunications Ltd.	170,250	525,837
StarHub Ltd.	12,000	33,860
Suntec Real Estate Investment Trust	72,700	96,064
United Overseas Bank Ltd.	27,718	381,897
UOL Group Ltd.	9,094	37,069
Wilmar International Ltd.	40,900	99,563

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Yangzijiang Shipbuilding Holdings Ltd.	36,548	$24,513

		3,335,911

Spain (2.90%)
Abertis Infraestructuras SA	13,419	198,300
ACS Actividades de Construccion y Servicios SA	4,467	122,526
ACS Actividades de Construccion y Servicios SA Rights (b)	4,467	3,138
Aena SA (d)	1,531	202,935
Amadeus IT Holding SA A Shares	9,684	426,665
Banco Bilbao Vizcaya Argentaria SA	140,660	805,904
Banco de Sabadell SA	117,650	155,798
Banco Popular Espanol SA	80,580	104,718
Banco Santander SA	303,322	1,177,094
Bankia SA	106,564	77,575
Bankinter SA	16,702	107,814
CaixaBank SA	61,234	134,958
Distribuidora Internacional de Alimentacion SA	14,845	86,649
Endesa SA	7,530	151,093
Ferrovial SA	11,626	227,613
Gas Natural SDG SA	7,278	144,669
Grifols SA	6,805	154,585
Iberdrola SA	112,268	765,843
Industria de Diseno Textil SA	23,777	798,763
International Consolidated Airlines Group SA	16,395	81,176
Mapfre SA	27,909	61,293
Repsol SA	23,861	305,871
Repsol SA Rights (b)	23,861	7,759
Telefonica SA	96,242	913,703
Zardoya Otis SA	4,817	45,488

		7,261,930

Sweden (2.75%)
Alfa Laval AB	5,972	94,124
Assa Abloy AB Class B	21,237	436,905
Atlas Copco AB Class A	14,111	366,493
Atlas Copco AB Class B	7,737	183,385
Boliden AB	6,135	119,903
Electrolux AB Series B	5,216	142,213
Getinge AB B Shares	3,999	82,563
Hennes & Mauritz AB (H&M) B Shares	20,124	592,064
Hexagon AB B Shares	5,513	201,754
Husqvarna AB B Shares	8,516	63,414
ICA Gruppen AB	1,632	54,697
Industrivarden AB C Shares	3,318	53,982
Investor AB B Shares	9,708	326,148
Kinnevik AB Class B	5,113	122,224
Lundin Petroleum AB (b)	4,164	75,881
Millicom International Cellular SA SDR	1,326	81,336
Nordea Bank AB	63,698	540,391
Sandvik AB	22,935	229,624
Securitas AB Class B	6,793	104,869

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skandinaviska Enskilda Banken AB Class A	31,248	$272,972
Skanska AB Class B	6,871	143,872
SKF AB B Shares	8,309	133,135
Svenska Cellulosa AB Class B	12,705	408,220
Svenska Handelsbanken AB A Shares	31,573	383,312
Swedbank AB - A Shares	19,169	402,608
Swedish Match AB	4,057	141,581
Tele2 AB B Shares	6,813	59,814
Telefonaktiebolaget LM Ericsson B Shares	64,591	496,224
Telia Company AB	55,314	261,938
Volvo AB B Shares	32,532	323,183

		6,898,829

Switzerland (9.15%)
ABB Ltd. Reg.	41,242	816,265
Actelion Ltd. Reg.	2,156	363,065
Adecco Group AG Reg.	3,416	172,296
Aryzta AG	1,832	67,703
Baloise Holding AG Reg.	1,048	116,727
Barry Callebaut AG Reg.	42	51,713
Chocoladefabriken Lindt & Sprungli AG Reg.	2	142,927
Chocoladefabriken Lindt & Sprungli AG	21	125,246
Compagnie Financiere Richemont SA Reg.	11,036	645,988
Credit Suisse Group AG Reg.	38,976	415,188
Dufry AG Reg. (b)	910	108,839
Ems-Chemie Holding AG Reg	183	94,484
Galenica AG	79	106,498
Geberit AG Reg.	816	309,070
Givaudan SA Reg.	196	394,651
Julius Baer Group Ltd.	4,792	192,870
Kuehne & Nagel International AG Reg.	1,118	156,642
LafargeHolcim Ltd. Reg.	9,396	393,105
Lonza Group AG Reg.	1,132	188,039
Nestle SA Reg.	66,984	5,189,807
Novartis AG Reg.	47,896	3,953,264
Pargesa Holding SA	544	35,969
Partners Group Holding AG	385	164,998
Roche Holding AG	14,759	3,894,602
Schindler Holding AG	898	162,581
Schindler Holding AG Reg.	508	92,449
SGS SA Reg	114	261,146
Sika AG	46	192,881
Sonova Holding AG Reg.	1,083	143,741
Swatch Group AG Reg., The	1,012	57,955
Swatch Group AG, The	666	193,807
Swiss Life Holding AG Reg.	692	159,920
Swiss Prime Site AG Reg.	1,425	129,003
Swiss Re AG	7,010	612,256
Swisscom AG	554	275,230
Syngenta AG Reg.	1,969	755,798

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS Group AG	77,407	$1,004,401
Zurich Insurance Group AG	3,168	783,708

		22,924,832

United Kingdom (19.23%)
3i Group PLC	20,549	150,770
Aberdeen Asset Management PLC	19,006	71,308
Admiral Group PLC	4,505	122,491
Aggreko PLC	5,274	90,201
Anglo American PLC	30,048	294,538
Antofagasta PLC	8,074	50,487
ARM Holdings PLC	29,829	453,094
Ashtead Group PLC	10,286	146,924
Associated British Foods PLC	7,526	274,235
AstraZeneca PLC	26,587	1,589,463
Auto Trader Group PLC (d)	20,690	97,807
Aviva PLC	84,626	446,088
Babcock International Group PLC	4,930	59,605
BAE Systems PLC	67,675	473,763
Barclays PLC	350,794	652,436
Barratt Developments PLC	20,324	110,441
Berkeley Group Holdings PLC, The	2,635	88,978
BHP Billiton PLC	44,383	561,752
BP PLC	388,052	2,271,467
British American Tobacco PLC	39,320	2,549,077
British Land Company PLC	20,637	167,558
BT Group PLC	178,444	980,835
Bunzl PLC	6,914	212,734
Burberry Group PLC	9,048	140,745
Capita PLC	13,583	175,024
Carnival PLC	4,051	179,701
Centrica PLC	114,011	344,768
Cobham PLC	34,885	73,497
Coca-Cola HBC AG CDI	3,987	80,675
Compass Group PLC	34,823	662,521
Croda International PLC	2,709	113,719
DCC PLC	1,856	163,327
Diageo PLC	53,112	1,483,718
Direct Line Insurance Group PLC	28,016	129,522
Dixons Carphone PLC	19,951	85,631
easyJet PLC	3,368	48,942
Experian PLC	20,540	389,686
Fresnillo PLC	4,481	98,678
G4S PLC	31,670	77,603
GKN PLC	39,412	142,492
GlaxoSmithKline PLC	102,522	2,201,658
Glencore PLC	258,598	533,001
Hammerson PLC	16,556	119,246
Hargreaves Lansdown PLC	5,824	97,150
Hikma Pharmaceuticals PLC	2,879	94,808
HSBC Holdings PLC	413,683	2,562,993
ICAP PLC	11,328	63,739
IMI PLC	5,889	76,317
Imperial Brands PLC	20,236	1,097,453
Inmarsat PLC	9,145	98,554
InterContinental Hotels Group PLC	4,290	158,216
Intertek Group PLC	3,274	152,546

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Intu Properties PLC	19,866	$77,235
Investec PLC	11,483	71,376
ITV PLC	76,253	182,830
J Sainsbury PLC	26,461	82,431
Johnson Matthey PLC	3,977	149,166
Kingfisher PLC	47,900	205,734
Land Securities Group PLC	16,093	223,942
Legal & General Group PLC	124,576	318,926
Lloyds Banking Group PLC	1,349,841	977,675
London Stock Exchange Group PLC	6,716	228,199
Marks & Spencer Group PLC	33,925	145,285
Mediclinic International PLC	8,128	118,993
Meggitt PLC	16,406	89,174
Merlin Entertainments PLC (d)	14,392	84,754
Mondi PLC	7,522	140,830
National Grid PLC	78,712	1,157,485
Next PLC	3,112	205,628
Old Mutual PLC	101,521	274,258
Pearson PLC	17,681	229,996
Persimmon PLC	6,286	121,896
Petrofac Ltd.	5,199	54,042
Provident Financial PLC	2,987	92,101
Prudential PLC	54,229	920,206
Randgold Resources Ltd.	1,954	219,273
Reckitt Benckiser Group PLC	13,431	1,346,747
Reed Elsevier PLC (London)	23,582	434,249
Rio Tinto PLC	26,214	814,378
Rolls-Royce Holdings PLC	39,061	372,836
Royal Bank of Scotland Group PLC (b)	70,137	158,941
Royal Dutch Shell PLC Class A	88,461	2,429,594
Royal Dutch Shell PLC Class B	78,914	2,180,281
Royal Mail PLC	18,265	122,714
RSA Insurance Group PLC	21,898	146,768
SABMiller PLC	20,545	1,198,165
Sage Group PLC, The	23,162	200,202
Schroders PLC	2,565	81,056
SEGRO PLC	15,713	87,095
Severn Trent PLC	4,943	161,286
Shire PLC	18,886	1,167,201
Sky PLC	21,791	247,621
Smith & Nephew PLC	18,821	319,602
Smiths Group PLC	8,198	126,685
SSE PLC	21,627	450,126
St. James’s Place PLC	10,691	112,745
Standard Chartered PLC	69,109	524,328
Standard Life PLC	39,819	157,100
Tate & Lyle PLC	10,057	89,919
Taylor Wimpey PLC	66,722	118,370
Tesco PLC (b)	172,141	404,289
Travis Perkins PLC	5,186	102,319
TUI AG (United Kingdom)	10,021	114,058
Unilever PLC	26,845	1,286,282
United Utilities Group PLC	15,049	208,584
Vodafone Group PLC	558,970	1,704,220
Weir Group PLC, The	4,238	81,850
Whitbread PLC	3,936	184,162
William Hill PLC	17,577	60,545

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
William Morrison Supermarkets PLC	45,044	$113,079
Wolseley PLC	5,264	272,589
Worldpay Group PLC (b) (d)	28,417	103,429
WPP PLC	27,207	567,031

		48,183,863

United States (0.02%)
Ball Corp.	650	46,256

		46,256

Total Common Stocks
(cost $219,558,183)		246,007,935

Preferred Stocks (a) (0.51%)
Germany (0.51%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	74,074
Fuchs Petrolub SE, 0.00%	1,674	65,857
Henkel AG & Co. KGaA, 0.00%	3,785	462,567
Porsche Automobil Holding SE, 0.00%	3,177	146,847
Schaeffler AG, 0.00%	3,322	43,879
Volkswagen AG, 0.00%	3,941	477,335

		1,270,559

Total Preferred Stocks
(cost $951,499)		1,270,559

	Shares	Value
Short-term Investments (0.15%)
State Street Institutional U.S. Government Money Market Fund Premier Class	383,284	$383,284

Total Short-term Investments
(cost $383,284)		383,284

TOTAL INVESTMENTS (98.84%)
(cost $220,892,966)		247,661,778
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.16%)		2,897,517

NET ASSETS (100.00%)		$250,559,295

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $886,728 or 0.35% of net assets.

(e)	At June 30, 2016, cash in the amount of $247,114 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$72,403,401	29.23
Japanese Yen	57,670,801	23.29
British Pound	48,183,863	19.45
Swiss Franc	22,924,832	9.26
Australian Dollar	18,106,250	7.31
Hong Kong Dollar	7,713,428	3.11
Swedish Krona	6,898,829	2.79
Danish Krone	4,913,286	1.98
Singapore Dollar	3,290,115	1.33
United States Dollar	2,025,277	0.82
Norwegian Krone	1,600,209	0.65
Israeli Shekel	1,469,529	0.59
New Zealand Dollar	461,958	0.19

Total Investments	$247,661,778	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$55,469,183	22.14
Industrials	33,015,861	13.18
Consumer Staples	32,972,244	13.16
Health Care	30,579,491	12.20
Consumer Discretionary	29,954,903	11.95
Materials	16,896,779	6.74
Information Technology	13,253,606	5.29
Energy	12,795,561	5.11
Telecommunication Services	12,726,523	5.08
Utilities	9,614,343	3.84

Total Stocks	247,278,494	98.69
Short-term Investments	383,284	0.15
Cash and Other Assets, Net of Liabilities	2,897,517	1.16

Net Assets	$250,559,295	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2016	$380,768	$386,026	$5,258
Euro Stoxx 50	32	September 2016	997,643	1,013,868	16,225
FTSE 100 Index	10	September 2016	797,512	854,995	57,483
Nikkei 225 Index	9	September 2016	698,495	677,626	(20,869)

Total					$58,097

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.63%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	12,558,730	$145,932,442
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	23,380,358	217,904,933

Total Registered Investment Companies
(cost $317,338,885)		363,837,375

TOTAL INVESTMENTS (99.63%)
(cost $317,338,885)		363,837,375
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.37%)		1,347,242

NET ASSETS (100.00%)		$365,184,617

(a)	As of June 30, 2016, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Dividends	Realized Gain (Loss)
State Farm Mutual Fund Trust Bond Fund Institutional Shares	12,083,292	595,974	120,536	12,558,730	$145,932,442	$1,779,654	$2,053
State Farm Mutual Fund Trust Equity Fund Institutional Shares	20,482,939	2,897,419	—	23,380,358	217,904,933	—	—

Total					$363,837,375	$1,779,654	$2,053

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (69.10%)
Aerospace/Defense (2.27%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$553,284
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	1,033,599
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,607,906
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	536,862
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,132,232
General Dynamics Corp. 2.250%, 11/15/2022	2,000,000	2,044,484
Raytheon Co. 2.500%, 12/15/2022	2,000,000	2,083,264
Northrop Grumman Corp. 3.250%, 08/01/2023	3,000,000	3,219,252
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	546,810
Raytheon Co. 3.150%, 12/15/2024	2,000,000	2,167,484
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	3,099,354
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	1,066,312

		20,090,843

Agriculture, Foods, & Beverage (4.36%)
Hershey Co. 5.450%, 09/01/2016	500,000	503,880
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,027,882
PepsiAmericas Inc. 5.000%, 05/15/2017	500,000	517,822
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	404,672
PepsiCo Inc. 7.900%, 11/01/2018	500,000	578,302
2.250%, 01/07/2019	2,000,000	2,054,950
Mondelez International Inc. 2.250%, 02/01/2019	1,000,000	1,021,805
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,075,340
Kellogg Co. 4.000%, 12/15/2020	632,000	692,701
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,194,666
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,114,519
General Mills Inc. 3.150%, 12/15/2021	2,000,000	2,131,538
PepsiCo Inc. 2.750%, 03/05/2022	1,500,000	1,571,487
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	1,050,040

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Group Inc. 3.500%, 06/06/2022	$1,500,000	$1,595,277
Sysco Corp. 2.600%, 06/12/2022	2,000,000	2,036,062
Campbell Soup Co. 2.500%, 08/02/2022	1,000,000	1,015,549
PepsiCo Inc. 2.750%, 03/01/2023	2,000,000	2,093,366
Coca-Cola Co., The 2.500%, 04/01/2023	2,000,000	2,081,352
Hershey Co. 2.625%, 05/01/2023	1,100,000	1,115,616
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,093,666
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	1,079,862
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	1,051,155
PepsiCo Inc. 2.750%, 04/30/2025	1,000,000	1,033,355
HJ Heinz Co. (a) 3.950%, 07/15/2025	2,000,000	2,174,556
PepsiCo Inc. 3.500%, 07/17/2025	1,000,000	1,093,678
2.850%, 02/24/2026	1,000,000	1,047,185
Kellogg Co. 3.250%, 04/01/2026	1,500,000	1,541,884
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,544,038
Sysco Corp. 3.300%, 07/15/2026	1,000,000	1,037,473

		38,573,678

Automotive (1.42%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	1,026,732
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	509,296
Johnson Controls Inc. 4.250%, 03/01/2021	2,000,000	2,156,860
Toyota Motor Credit Corp. 2.750%, 05/17/2021	2,000,000	2,096,496
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	1,000,950
Toyota Motor Credit Corp. 2.625%, 01/10/2023	2,000,000	2,099,806
Johnson Controls Inc. 3.625%, 07/02/2024	2,000,000	2,113,714
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	1,057,444
BMW US Capital LLC (a) 2.800%, 04/11/2026	500,000	512,856

		12,574,154

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (3.56%)
Wachovia Corp. 5.750%, 06/15/2017	$500,000	$521,510
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	1,018,823
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	1,020,917
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	1,023,070
KFW 4.875%, 06/17/2019	1,000,000	1,113,332
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	1,020,391
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	1,016,964
State Street Corp. 2.550%, 08/18/2020	1,000,000	1,037,710
Wells Fargo & Co. 3.000%, 01/22/2021	1,000,000	1,044,902
PNC Bank NA 2.150%, 04/29/2021	1,000,000	1,018,712
Bank of New York Mellon Corp. 3.550%, 09/23/2021	2,000,000	2,165,370
Wells Fargo & Co. 3.500%, 03/08/2022	2,000,000	2,145,304
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,127,202
3.700%, 01/30/2024	500,000	550,003
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	535,830
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	2,097,652
Bank of New York Mellon Corp. 3.250%, 09/11/2024	1,000,000	1,064,381
State Street Corp. 3.300%, 12/16/2024	2,000,000	2,138,560
US Bank NA 2.800%, 01/27/2025	3,000,000	3,124,011
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	1,024,226
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,549,156
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	524,195
PNC Bank NA 3.250%, 06/01/2025	500,000	531,228
State Street Corp. 3.550%, 08/18/2025	500,000	543,733
Bank of New York Mellon Corp. 2.800%, 05/04/2026	500,000	518,625
State Street Corp. 2.650%, 05/19/2026	1,000,000	1,020,386

		31,496,193

Building Materials & Construction (0.91%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,138,718

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Fluor Corp. 3.375%, 09/15/2021	$2,000,000	$2,126,750
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,076,312
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,583,582
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,068,413
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	1,055,167

		8,048,942

Chemicals (3.77%)
Rohm & Haas Co. 6.000%, 09/15/2017	144,000	151,661
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	547,776
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,051,474
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,072,579
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,111,496
Monsanto Co. 2.750%, 07/15/2021	500,000	513,664
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,067,399
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,645,623
Valspar Corp. 4.200%, 01/15/2022	2,000,000	2,139,450
Praxair Inc. 2.450%, 02/15/2022	1,000,000	1,039,198
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	2,096,486
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,284,150
Dow Chemical Co., The 3.000%, 11/15/2022	2,000,000	2,054,808
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	2,052,570
Praxair Inc. 2.700%, 02/21/2023	2,000,000	2,084,302
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	2,055,456
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,581,440
Monsanto Co. 3.375%, 07/15/2024	1,000,000	1,030,158
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	3,184,398
Valspar Corp., The 3.300%, 02/01/2025	1,000,000	1,007,743
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,345,976

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	$1,000,000	$1,013,326
Monsanto Co. 2.850%, 04/15/2025	1,000,000	991,429
Valspar Corp., The 3.950%, 01/15/2026	500,000	526,518
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	670,389

		33,319,469

Colleges (0.08%)
Dartmouth College 4.750%, 06/01/2019	598,000	660,247

Commercial Service/Supply (0.49%)
Pitney Bowes Inc. 5.750%, 09/15/2017	500,000	524,488
Cintas Corp. No. 2 6.125%, 12/01/2017	500,000	535,270
4.300%, 06/01/2021	1,000,000	1,105,399
3.250%, 06/01/2022	2,000,000	2,132,486

		4,297,643

Computer Software & Services (2.96%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,029,573
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	1,013,164
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	519,486
Microsoft Corp. 3.000%, 10/01/2020	2,000,000	2,136,690
Oracle Corp. 2.800%, 07/08/2021	1,000,000	1,049,623
Intel Corp. 3.300%, 10/01/2021	2,000,000	2,168,252
Texas Instruments Inc. 1.850%, 05/15/2022	1,000,000	1,001,472
QUALCOMM Inc. 3.000%, 05/20/2022	1,000,000	1,055,304
Oracle Corp. 2.500%, 10/15/2022	2,000,000	2,047,092
Intel Corp. 2.700%, 12/15/2022	2,000,000	2,092,404
Microsoft Corp. 2.375%, 05/01/2023	2,000,000	2,051,872
Texas Instruments Inc. 2.250%, 05/01/2023	2,000,000	2,030,920
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,075,437
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	2,067,626
Oracle Corp. 2.950%, 05/15/2025	1,000,000	1,039,290

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
QUALCOMM Inc. 3.450%, 05/20/2025	$1,000,000	$1,062,719
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,110,714
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	1,087,419
Oracle Corp. 2.650%, 07/15/2026	500,000	501,254

		26,140,311

Computers (1.27%)
International Business Machines Corp. 5.700%, 09/14/2017	500,000	528,193
1.875%, 05/15/2019	2,000,000	2,038,122
1.625%, 05/15/2020	1,000,000	1,012,525
Hewlett-Packard Co. 3.750%, 12/01/2020	161,000	170,066
4.300%, 06/01/2021	2,000,000	2,123,962
International Business Machines Corp. 1.875%, 08/01/2022	1,000,000	995,355
Hewlett-Packard Co. 4.050%, 09/15/2022	1,000,000	1,060,118
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	1,084,522
3.625%, 02/12/2024	1,000,000	1,090,502
3.450%, 02/19/2026	1,000,000	1,087,600

		11,190,965

Consumer & Marketing (3.06%)
Estee Lauder Companies Inc., The 5.550%, 05/15/2017	1,000,000	1,039,385
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	528,122
6.250%, 07/15/2018	1,000,000	1,104,024
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	1,028,318
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	1,017,972
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,072,158
Unilever Capital Corp. 4.250%, 02/10/2021	3,000,000	3,350,685
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	506,051
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,086,587
3.050%, 09/15/2022	1,000,000	1,044,990
Colgate-Palmolive Co. 1.950%, 02/01/2023	1,000,000	1,013,970
2.100%, 05/01/2023	1,000,000	1,018,127

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
NIKE Inc. 2.250%, 05/01/2023	$1,500,000	$1,546,010
Kimberly-Clark Corp. 2.400%, 06/01/2023	3,000,000	3,119,517
Procter & Gamble Co., The 3.100%, 08/15/2023	3,000,000	3,251,811
Clorox Co. 3.500%, 12/15/2024	2,000,000	2,141,446
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	1,088,222
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	1,074,821
2.750%, 02/15/2026	1,000,000	1,049,755

		27,081,971

Electronic/Electrical Manufacturing (1.66%)
Emerson Electric Co. 2.625%, 12/01/2021	1,000,000	1,054,138
Siemens Financieringsmaatschappij NV (a) 2.900%, 05/27/2022	1,500,000	1,589,925
General Electric Co. 2.700%, 10/09/2022	2,000,000	2,099,006
Emerson Electric Co. 2.625%, 02/15/2023	3,500,000	3,628,576
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	2,075,262
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	2,163,640
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	1,069,915
Hubbell Inc. 3.350%, 03/01/2026	1,000,000	1,039,696

		14,720,158

Financial Services (1.75%)
JPMorgan Chase Bank NA 6.000%, 10/01/2017	1,000,000	1,056,211
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	1,024,656
2.200%, 10/22/2019	500,000	508,230
GE Capital International Funding Co. (a) 2.342%, 11/15/2020	812,000	836,491
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	328,665
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,112,845
General Electric Capital Corp. 3.150%, 09/07/2022	430,000	461,470
JPMorgan Chase & Co. 3.250%, 09/23/2022	2,000,000	2,090,850
Visa Inc. 2.800%, 12/14/2022	1,000,000	1,054,988

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co. 3.200%, 01/25/2023	$1,000,000	$1,036,526
3.625%, 05/13/2024	500,000	530,927
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	312,487
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	1,022,330
GE Capital International Funding Co. (a) 3.373%, 11/15/2025	1,878,000	2,038,062
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,069,111
JPMorgan Chase & Co. 3.200%, 06/15/2026	1,000,000	1,027,828

		15,511,677

Forest Products & Paper (0.07%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	648,594

Health Care (6.00%)
Wyeth 5.450%, 04/01/2017	500,000	517,206
Amgen Inc. 5.850%, 06/01/2017	500,000	521,145
Johnson & Johnson 5.550%, 08/15/2017	500,000	526,674
AstraZeneca PLC 5.900%, 09/15/2017	500,000	528,326
Becton Dickinson & Co. 5.000%, 05/15/2019	1,000,000	1,091,295
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	1,023,705
Amgen Inc. 2.200%, 05/22/2019	1,000,000	1,025,688
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,524,892
Gilead Sciences Inc. 2.350%, 02/01/2020	500,000	512,906
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	1,020,917
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	1,051,130
CR Bard Inc. 4.400%, 01/15/2021	1,000,000	1,103,417
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,103,467
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,106,719
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	1,049,233
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,090,358
Abbott Laboratories 2.550%, 03/15/2022	1,000,000	1,022,810

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc. 3.125%, 03/15/2022	$1,000,000	$1,060,039
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	1,025,000
GlaxoSmithKline Capital Inc. 2.850%, 05/08/2022	2,000,000	2,104,514
Bristol-Myers Squibb Co. 2.000%, 08/01/2022	1,500,000	1,522,780
Merck & Co. Inc. 2.400%, 09/15/2022	2,000,000	2,056,774
Novartis Capital Corp. 2.400%, 09/21/2022	2,000,000	2,076,356
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	2,098,722
Merck & Co. Inc. 2.800%, 05/18/2023	2,000,000	2,099,622
Pfizer Inc. 3.000%, 06/15/2023	2,000,000	2,133,536
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,103,996
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,094,207
Amgen Inc. 3.625%, 05/22/2024	1,000,000	1,072,943
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	1,000,000	1,039,496
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	2,154,284
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	533,040
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	1,045,619
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	1,020,119
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	1,024,685
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	2,061,404
Amgen Inc. 3.125%, 05/01/2025	1,000,000	1,043,231
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	1,059,069
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	1,088,178
Johnson & Johnson 2.450%, 03/01/2026	500,000	517,428
Stryker Corp. 3.500%, 03/15/2026	1,000,000	1,060,880
CR Bard Inc. 3.000%, 05/15/2026	1,000,000	1,024,948
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,551,495
Pfizer Inc. 2.750%, 06/03/2026	1,500,000	1,546,809

		53,039,062

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (4.17%)
Caterpillar Inc. 5.700%, 08/15/2016	$500,000	$502,731
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,028,293
Honeywell International Inc. 5.300%, 03/15/2017	500,000	515,865
Cooper U.S. Inc. 6.100%, 07/01/2017	500,000	522,871
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	527,106
John Deere Capital Corp. 2.800%, 09/18/2017	2,000,000	2,044,268
Covidien International 6.000%, 10/15/2017	500,000	531,570
United Technologies Corp. 5.375%, 12/15/2017	500,000	531,468
Danaher Corp. 5.625%, 01/15/2018	500,000	536,348
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	1,017,391
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	1,007,715
Danaher Corp. 2.400%, 09/15/2020	500,000	521,552
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,074,021
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,107,463
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,121,906
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,100,386
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,078,435
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,092,702
Thermo Fisher Scientific Inc. 3.300%, 02/15/2022	500,000	518,746
United Technologies Corp. 3.100%, 06/01/2022	2,000,000	2,131,872
Deere & Co. 2.600%, 06/08/2022	1,000,000	1,027,001
Covidien International 3.200%, 06/15/2022	2,000,000	2,134,062
3M Co. 2.000%, 06/26/2022	1,500,000	1,536,610
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,097,846
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	2,043,586
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	2,052,146
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	1,051,280

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Covidien International 2.950%, 06/15/2023	$3,000,000	$3,127,668
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,074,704
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	540,416
3M Co. 3.000%, 08/07/2025	1,000,000	1,090,048
John Deere Capital Corp. 3.400%, 09/11/2025	1,000,000	1,081,189
2.650%, 06/10/2026	500,000	510,510

		36,879,775

Media & Broadcasting (2.75%)
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,009,508
S&P Global Inc. 5.900%, 11/15/2017	500,000	528,442
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,520,169
S&P Global Inc. 3.300%, 08/14/2020	1,000,000	1,046,242
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,118,316
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,066,432
Walt Disney Co., The 2.550%, 02/15/2022	1,000,000	1,051,146
Comcast Corp. 3.125%, 07/15/2022	2,000,000	2,138,572
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	2,032,646
Comcast Corp. 2.850%, 01/15/2023	1,000,000	1,051,304
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,090,862
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,593,594
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	1,065,678
Comcast Corp. 3.375%, 02/15/2025	2,000,000	2,156,290
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,637,366
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	1,058,145
S&P Global Inc. 4.400%, 02/15/2026	1,000,000	1,122,351
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	1,022,193

		24,309,256

Mining & Metals (1.70%)
Alcoa Inc. 5.550%, 02/01/2017	500,000	510,000

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	$500,000	$515,277
2.050%, 09/30/2018	500,000	506,550
Rio Tinto Finance USA PLC 2.250%, 12/14/2018	2,000,000	2,042,770
Rio Tinto Finance USA Ltd. 3.500%, 11/02/2020	1,000,000	1,065,950
4.125%, 05/20/2021	2,000,000	2,185,500
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,076,710
BHP Billiton Finance USA Ltd. 3.250%, 11/21/2021	1,500,000	1,585,426
Alcoa Inc. 5.870%, 02/23/2022	750,000	783,900
Barrick Gold Corp. 3.850%, 04/01/2022	1,000,000	1,031,505
4.100%, 05/01/2023	2,000,000	2,109,730
BHP Billiton Finance USA Ltd. 3.850%, 09/30/2023	500,000	544,082
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,046,121

		15,003,521

Oil & Gas (6.36%)
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	506,116
Shell International Finance 5.200%, 03/22/2017	500,000	515,609
Canadian Natural Resources 5.700%, 05/15/2017	500,000	514,376
EOG Resources Inc. 5.875%, 09/15/2017	500,000	526,418
Husky Energy Inc. 6.200%, 09/15/2017	500,000	518,370
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,023,364
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,525,887
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,020,167
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,095,618
ConocoPhillips 6.000%, 01/15/2020	500,000	568,677
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	941,691
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,063,780
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,062,820
Apache Corp. 3.625%, 02/01/2021	500,000	522,595
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,094,628

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Statoil ASA 2.750%, 11/10/2021	$1,000,000	$1,045,570
Canadian Natural Resources 3.450%, 11/15/2021	1,000,000	999,693
Apache Corp. 3.250%, 04/15/2022	724,000	741,668
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,454,692
Trans-Canada Pipelines 2.500%, 08/01/2022	2,000,000	1,986,682
Chevron Corp. 2.355%, 12/05/2022	2,000,000	2,030,068
Shell International Finance 2.250%, 01/06/2023	1,500,000	1,506,758
Total Capital International SA 2.700%, 01/25/2023	1,000,000	1,028,502
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	2,033,434
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,992,254
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,541,667
Shell International Finance 3.400%, 08/12/2023	500,000	531,386
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,070,579
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,093,349
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	1,074,584
Canadian Natural Resources 3.800%, 04/15/2024	1,000,000	986,822
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,340,000
Statoil ASA 3.250%, 11/10/2024	500,000	528,025
ConocoPhillips Co. 3.350%, 11/15/2024	1,500,000	1,545,213
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	1,051,676
Canadian Natural Resources 3.900%, 02/01/2025	1,000,000	990,329
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,953,628
Ensco PLC 5.200%, 03/15/2025	500,000	347,500
Shell International Finance 3.250%, 05/11/2025	1,500,000	1,573,630
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	1,033,709
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	918,730
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	528,362
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,488,100

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp. 5.850%, 12/15/2025	$1,000,000	$1,103,085
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	2,123,026
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	1,054,692
Shell International Finance 2.875%, 05/10/2026	2,000,000	2,031,962
Chevron Corp. 2.954%, 05/16/2026	1,000,000	1,033,453

		56,262,944

Retailers (4.29%)
Target Corp. 5.875%, 07/15/2016	1,000,000	1,001,274
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	506,609
McDonald’s Corp. 5.300%, 03/15/2017	500,000	514,912
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,029,745
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,022,931
McDonald’s Corp. 1.875%, 05/29/2019	500,000	505,932
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	2,048,116
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,100,667
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,163,610
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,127,459
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,584,123
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,098,026
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	1,048,640
McDonald’s Corp. 2.625%, 01/15/2022	1,000,000	1,029,452
Lowe’s Companies Inc. 3.120%, 04/15/2022	1,000,000	1,069,000
Home Depot Inc. 2.625%, 06/01/2022	500,000	523,270
Walgreen Co. 3.100%, 09/15/2022	2,000,000	2,060,196
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	2,063,436
Home Depot Inc. 2.700%, 04/01/2023	3,000,000	3,147,735
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	2,087,478
Lowe’s Companies Inc. 3.875%, 09/15/2023	1,000,000	1,119,192

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Health Corp. 3.375%, 08/12/2024	$1,500,000	$1,594,226
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	1,073,330
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	529,741
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	2,112,952
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	1,099,977
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,093,541
Home Depot Inc. 3.000%, 04/01/2026	1,000,000	1,062,772
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	1,021,923
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	513,270

		37,953,535

Telecom & Telecom Equipment (2.70%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,020,537
Vodafone Group PLC 5.450%, 06/10/2019	500,000	553,270
Verizon Communications Inc. 2.625%, 02/21/2020	1,073,000	1,110,410
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	1,041,254
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,109,956
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,140,895
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,191,974
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,098,181
3.000%, 02/15/2022	1,000,000	1,019,811
Vodafone Group PLC 2.500%, 09/26/2022	1,000,000	986,293
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,522,275
AT&T Inc. 2.625%, 12/01/2022	1,000,000	1,001,253
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	1,003,141
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,164,626
AT&T Inc. 3.900%, 03/11/2024	1,000,000	1,058,507
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,103,164
3.500%, 11/01/2024	1,000,000	1,063,533

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
AT&T Inc. 3.400%, 05/15/2025	$2,000,000	$2,045,814
Cisco Systems Inc. 3.500%, 06/15/2025	1,000,000	1,120,989
2.950%, 02/28/2026	500,000	532,158

		23,888,041

Transportation (3.11%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	505,224
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,607,986
Burlington Northern Santa Fe 3.050%, 03/15/2022	1,000,000	1,066,107
Norfolk Southern Corp. 3.000%, 04/01/2022	2,000,000	2,087,726
JB Hunt Transport Services Inc. 3.300%, 08/15/2022	1,000,000	1,043,486
Burlington Northern Santa Fe 3.050%, 09/01/2022	500,000	532,345
United Parcel Service Inc. 2.450%, 10/01/2022	2,000,000	2,079,274
Canadian National Railway Co. 2.250%, 11/15/2022	2,000,000	2,031,746
Union Pacific Corp. 2.950%, 01/15/2023	2,000,000	2,117,456
Burlington Northern Santa Fe 3.000%, 03/15/2023	2,000,000	2,103,300
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	2,093,604
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,225,390
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,081,187
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,095,609
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	531,395
CSX Corp. 3.400%, 08/01/2024	1,000,000	1,074,741
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	1,058,401
Union Pacific Corp. 3.250%, 08/15/2025	500,000	545,296
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	1,044,426
FedEx Corp. 3.250%, 04/01/2026	500,000	523,018
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	1,028,926

		27,476,643

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (10.39%)
Commonwealth Edison Co. 5.950%, 08/15/2016	$500,000	$502,818
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	506,191
Consolidated Edison Co. of New York 5.300%, 12/01/2016	500,000	508,602
Georgia Power Co. 5.700%, 06/01/2017	500,000	520,178
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,035,630
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	524,000
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,037,050
Union Electric Co. 6.400%, 06/15/2017	500,000	525,080
Florida Power Corp. 5.800%, 09/15/2017	500,000	528,360
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	529,385
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	529,586
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	530,351
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	510,520
Southern California Gas Co. 5.450%, 04/15/2018	500,000	534,996
Pacificorp 5.650%, 07/15/2018	500,000	546,839
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,022,608
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	575,916
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,033,576
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,072,983
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,074,678
Kentucky Utilities Co. 3.250%, 11/01/2020	1,000,000	1,066,015
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,069,847
Appalachian Power Co. 4.600%, 03/30/2021	500,000	550,528
Commonwealth Edison Co. 3.400%, 09/01/2021	1,000,000	1,078,275
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,072,035
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	1,036,685
Carolina Power & Light Co. 2.800%, 05/15/2022	1,000,000	1,047,429
Georgia Power Co. 2.850%, 05/15/2022	2,000,000	2,099,462

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Detroit Edison Co. 2.650%, 06/15/2022	$500,000	$521,238
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	2,000,000	2,016,586
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,553,964
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	1,021,413
Ameren Illinois Co. 2.700%, 09/01/2022	2,000,000	2,075,918
PPL Electric Utilities 2.500%, 09/01/2022	500,000	516,946
Tampa Electric Co. 2.600%, 09/15/2022	500,000	516,084
NSTAR Electric Co. 2.375%, 10/15/2022	1,000,000	1,028,880
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,610,882
Connecticut Light & Power 2.500%, 01/15/2023	1,000,000	1,015,078
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,607,342
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	2,053,922
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	2,041,364
Virginia Electric & Power Co. 2.750%, 03/15/2023	2,000,000	2,072,952
Northern States Power Co. 2.600%, 05/15/2023	1,000,000	1,034,326
Public Service Electric and Gas Co. 2.375%, 05/15/2023	3,000,000	3,065,694
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	2,105,560
Pacificorp 2.950%, 06/01/2023	1,000,000	1,053,643
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	2,132,844
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,172,386
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,067,112
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	1,067,037
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,324,141
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,210,050
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,781,336
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,203,320
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	538,972
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	1,070,587

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Gas Co. 3.150%, 09/15/2024	$1,000,000	$1,069,685
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	1,064,329
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	539,246
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	1,069,394
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	538,629
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	1,035,896
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	533,371
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	522,514
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	1,055,527
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	1,061,228
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	1,064,305
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,605,228
Duke Energy Progress LLC 3.250%, 08/15/2025	2,000,000	2,162,162
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	1,080,930
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	1,058,120
AEP Texas Central Co. (a) 3.850%, 10/01/2025	500,000	544,646
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,068,538
Virginia Electric & Power Co. 3.150%, 01/15/2026	1,000,000	1,055,771
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	1,062,468
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	1,022,129
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	655,268
Commonwealth Edison Co. 2.550%, 06/15/2026	500,000	508,348
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	1,026,013
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	1,000,744

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co. 6.200%, 07/01/2037	$1,000,000	$1,377,437

		91,931,126

Total Corporate Bonds
(cost $581,408,802)		611,098,748

Government Agency Securities (b) (13.13%)
Agency Commercial Mortgage-Backed Securities (8.20%)
Federal Home Loan Mortgage Corp. 2.373%, 05/25/2022	10,000,000	10,369,430
2.682%, 10/25/2022	10,000,000	10,574,220
2.673%, 03/25/2026	2,000,000	2,094,356
Federal National Mortgage Association 3.044%, 01/25/2022	10,000,000	10,749,380
2.715%, 02/25/2022	7,000,000	7,406,966
2.482%, 04/25/2022	10,000,000	10,443,530
2.377%, 05/25/2022	10,000,000	10,413,550
2.509%, 11/25/2022	10,000,000	10,462,570

		72,514,002

Agency Mortgage-Backed Securities (4.08%)
Federal Home Loan Mortgage Corp. 5.000%, 07/01/2018	9,732	9,991
5.000%, 09/01/2018	27,179	27,922
5.000%, 09/01/2018	15,388	15,911
4.500%, 11/01/2018	47,269	48,430
5.500%, 11/01/2018	13,983	14,429
5.000%, 01/01/2019	22,711	23,362
5.000%, 04/01/2019	28,511	29,396
4.500%, 05/01/2019	30,606	31,359
4.000%, 05/01/2019	18,106	18,742
5.500%, 06/01/2019	25,468	26,394
5.000%, 01/01/2020	30,063	31,314
5.500%, 04/01/2020	49,803	52,979
5.500%, 07/01/2020	76,971	81,150
5.000%, 05/01/2021	97,562	102,608
6.000%, 07/01/2021	82,615	89,345
4.500%, 05/01/2024	208,611	223,641
4.500%, 05/01/2024	90,640	97,438
4.500%, 09/01/2024	214,171	229,163
4.000%, 10/01/2024	314,775	334,355
4.000%, 01/01/2025	236,840	252,487
4.000%, 07/01/2025	240,393	256,108
4.500%, 08/01/2025	235,973	253,943
3.500%, 04/01/2026	370,837	392,847
2.500%, 02/01/2027	3,310,844	3,432,100
6.000%, 11/01/2028	6,789	7,820
6.500%, 06/01/2029	14,785	17,512
7.500%, 12/01/2030	843	880

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 07/01/2031	$1,288	$1,352
6.500%, 09/01/2031	2,347	2,810
6.000%, 11/01/2032	23,271	26,866
6.000%, 12/01/2032	12,527	14,463
5.500%, 05/01/2033	202,686	228,938
5.500%, 07/01/2033	196,274	219,964
5.000%, 08/01/2033	78,298	87,105
5.500%, 03/01/2034	37,499	42,222
5.000%, 04/01/2034	50,569	56,101
6.000%, 07/01/2034	191,324	218,396
5.500%, 05/01/2035	303,709	342,137
5.000%, 05/01/2035	201,467	224,023
4.500%, 08/01/2035	61,771	67,503
5.000%, 10/01/2035	45,868	50,730
6.500%, 08/01/2036	89,621	107,297
5.500%, 10/01/2037	85,354	95,712
5.500%, 11/01/2037	115,613	129,685
6.000%, 01/01/2038	51,783	59,142
6.000%, 01/01/2038	51,095	57,987
4.500%, 06/01/2039	426,838	467,100
5.000%, 06/01/2039	297,776	328,719
4.500%, 10/01/2039	568,441	623,359
5.000%, 10/01/2039	462,713	510,879
5.000%, 01/01/2040	250,167	276,239
4.500%, 02/01/2040	190,849	208,528
4.000%, 07/01/2041	1,197,957	1,288,081
Federal National Mortgage Association 5.500%, 12/01/2016	310	311
5.500%, 01/01/2017	3,199	3,223
6.500%, 01/01/2017	1,534	1,536
5.500%, 01/01/2017	587	589
5.500%, 02/01/2017	1,654	1,662
5.000%, 03/01/2017	4,926	5,049
6.000%, 04/01/2017	1,018	1,030
5.500%, 01/01/2018	7,007	7,144
5.000%, 02/01/2018	11,381	11,681
5.000%, 05/01/2018	37,555	38,551
4.500%, 05/01/2018	28,485	29,261
5.000%, 05/01/2018	27,646	28,397
4.500%, 05/01/2018	24,162	24,801
5.000%, 05/01/2018	15,107	15,505
4.500%, 03/01/2019	28,504	29,184
5.500%, 10/01/2019	124,039	130,272
5.000%, 11/01/2019	69,348	73,227
4.500%, 12/01/2019	40,737	42,144
5.000%, 06/01/2020	116,054	120,361
4.500%, 09/01/2020	55,910	58,216
5.500%, 05/01/2021	99,283	105,586
4.500%, 04/01/2023	19,534	20,430
5.000%, 01/01/2024	148,978	160,220
4.500%, 04/01/2024	37,098	39,248
4.000%, 06/01/2024	154,413	163,040
5.000%, 10/01/2024	278,476	299,361
4.500%, 11/01/2024	190,706	203,362
3.500%, 12/01/2025	349,208	371,980
3.000%, 12/01/2026	812,434	853,180

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.500%, 09/01/2029	$12,184	$14,088
8.000%, 03/01/2030	3,137	3,253
6.500%, 05/01/2030	10,622	12,620
6.500%, 08/01/2031	1,245	1,433
6.500%, 10/01/2031	7,787	9,282
6.000%, 11/01/2031	7,934	9,061
7.000%, 01/01/2032	14,207	17,471
3.000%, 02/01/2032	3,758,867	3,962,571
3.000%, 02/01/2032	3,114,090	3,279,003
6.000%, 03/01/2032	10,806	12,353
6.500%, 03/01/2032	3,712	4,272
6.500%, 04/01/2032	23,614	27,175
7.000%, 04/01/2032	13,390	14,846
6.500%, 05/01/2032	82,073	94,448
6.000%, 05/01/2032	6,884	7,932
7.000%, 06/01/2032	22,096	26,987
6.500%, 06/01/2032	2,341	2,694
6.500%, 07/01/2032	8,050	9,264
6.000%, 08/01/2032	68,409	79,916
5.500%, 10/01/2032	86,038	97,738
6.500%, 10/01/2032	48,495	55,808
6.000%, 11/01/2032	42,687	49,369
6.000%, 01/01/2033	30,791	35,161
5.500%, 03/01/2033	33,355	37,812
5.500%, 03/01/2033	23,484	26,560
6.000%, 04/01/2033	36,671	41,883
5.000%, 05/01/2033	116,433	129,640
5.000%, 05/01/2033	27,243	30,406
5.000%, 08/01/2033	154,961	172,964
5.500%, 10/01/2033	86,596	98,148
5.000%, 03/01/2034	189,731	211,804
5.500%, 05/01/2034	182,750	207,449
6.000%, 07/01/2034	100,417	115,670
5.500%, 12/01/2034	247,855	281,342
5.500%, 04/01/2035	129,585	146,623
5.000%, 07/01/2035	135,865	151,066
5.500%, 07/01/2035	125,184	142,103
5.000%, 10/01/2035	114,264	127,292
5.000%, 11/01/2035	38,208	42,468
6.000%, 08/01/2036	57,750	65,965
6.000%, 12/01/2037	33,268	38,065
5.500%, 02/01/2038	102,202	115,132
5.500%, 06/01/2038	252,340	284,552
4.500%, 03/01/2039	433,399	477,946
5.000%, 05/01/2039	414,169	460,313
4.500%, 05/01/2039	256,175	279,441
5.000%, 11/01/2039	700,697	789,804
4.500%, 01/01/2040	356,674	390,418
4.500%, 09/01/2040	679,541	744,841
3.500%, 01/01/2041	1,305,841	1,381,612
4.500%, 04/01/2041	431,223	472,829
5.000%, 05/01/2041	470,608	523,249
4.000%, 11/01/2041	1,286,622	1,383,374
Government National Mortgage Association 6.000%, 05/15/2017	5,560	5,593

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 06/15/2028	$22,526	$26,728
6.000%, 11/15/2028	15,128	17,505
6.500%, 03/15/2029	27,920	31,945
7.000%, 06/15/2029	16,384	16,622
7.500%, 08/20/2030	6,190	7,826
6.000%, 01/15/2032	10,157	11,921
5.500%, 10/15/2033	114,588	131,755
5.000%, 11/20/2033	189,214	212,787
6.000%, 12/20/2033	58,917	69,667
5.500%, 11/15/2038	154,821	174,456
5.000%, 09/15/2039	399,461	447,464
4.500%, 10/15/2039	673,230	743,453
5.000%, 12/15/2039	163,994	183,701
4.000%, 09/20/2040	1,432,348	1,543,446
4.500%, 03/20/2041	287,819	314,231
5.000%, 05/20/2041	231,460	257,449

		36,069,580

Agency Notes & Bonds (0.85%)
Federal National Mortgage Association 5.500%, 05/10/2027	5,000,000	5,225,755
7.125%, 01/15/2030	500,000	784,443
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,531,102

		7,541,300

Total Government Agency Securities
(cost $110,575,179)		116,124,882

U.S. Treasury Obligations (12.68%)
7.500%, 11/15/2016	500,000	513,247
8.125%, 08/15/2019	750,000	920,830
6.875%, 08/15/2025	5,000,000	7,335,740
3.250%, 07/31/2016	2,000,000	2,005,038
3.000%, 08/31/2016	1,000,000	1,004,468
2.750%, 05/31/2017	5,000,000	5,100,585
4.250%, 11/15/2017	12,000,000	12,603,744
3.500%, 02/15/2018	9,000,000	9,422,577
3.875%, 05/15/2018	2,000,000	2,124,454
3.750%, 11/15/2018	17,000,000	18,248,446
1.625%, 04/30/2019	5,000,000	5,127,735
1.625%, 06/30/2020	5,000,000	5,141,795
2.625%, 08/15/2020	5,000,000	5,345,310
2.375%, 08/15/2024	10,000,000	10,764,060
2.250%, 11/15/2024	5,000,000	5,333,595
2.000%, 02/15/2025	10,000,000	10,462,500
2.250%, 11/15/2025	10,000,000	10,668,750

Total U.S. Treasury Obligations
(cost $107,031,968)		112,122,874

	Shares	Value
Short-term Investments (4.71%)
JPMorgan U.S. Government Money Market Fund Agency Shares	41,695,122	$41,695,122

Total Short-term Investments
(cost $ 41,695,122)		41,695,122

TOTAL INVESTMENTS (99.62%)
(cost $ 840,711,071)		881,041,626
OTHER ASSETS, NET OF LIABILITIES (0.38%)		3,375,139

NET ASSETS (100.00%)		$884,416,765

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $21,608,975 or 2.44% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.51%)
Alabama (2.07%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,155,616
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Partially Prerefunded) (b)	5.250%	02/01/2026	Aa2	500,000	555,525
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,069,240
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,075,125
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	770,380
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Partially Prerefunded) (b)	5.125%	02/01/2030	Aa2	2,305,000	2,547,440
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	795,370
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Partially Prerefunded) (b)	5.250%	02/01/2031	Aa2	1,000,000	1,108,350
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	839,010
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	883,451

					11,799,507

Alaska (1.09%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,094,830
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,507,579
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,158,444
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,446,744

					6,207,597

Arizona (7.97%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A2	1,900,000	2,056,142
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	919,152
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,355,141
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,345,448
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,093,470
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,132,010
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,642,894
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	975,088
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,396,888
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	345,756
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,709,310
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,260,270
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,450,680
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,273,580
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	568,850
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,298,652
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	2,107,001

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	$2,000,000	$2,221,017
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,271,740
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,217,570
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,831,019
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,697,912
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,422,970
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,252,260
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A+	1,450,000	1,671,604

					45,516,424

Arkansas (3.30%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,126,250
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,102,140
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,547,025
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	666,037
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,478,203
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,320,568
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,078,570
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,436,864
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	3,053,500

					18,809,157

California (3.58%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	941,544
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects) (Prerefunded to 05-01-2017 @ 100) (b)	4.500%	05/01/2022	AA-	560,000	578,200
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,041,640
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2025	AA	885,000	951,525
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,405,040
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2026	AA	930,000	999,908
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,633,349
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,719,435
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,100,400
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2030	AA	1,000,000	1,000,000
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,228,370
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	1,500,000	1,880,055
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	1,027,614

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	$1,920,000	$2,411,347
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,262,830
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,254,290

					20,435,547

Colorado (1.62%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,147,630
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,057,910
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,538,608
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	740,000	796,640
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	447,172
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,306,617
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,576,933
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,401,142

					9,272,652

Connecticut (2.64%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,096,426
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,309,864
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	950,000	962,198
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	620,000	627,961
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	791,332
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c) (d)	2.000%	07/01/2042	Aaa	10,000,000	10,265,200

					15,052,981

Delaware (0.64%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,334,654
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,235,114
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	54,962

					3,624,730

Florida (3.50%)
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A	4.200%	07/01/2021	AA	800,000	808,000
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A (Economically Defeased to 07-01-2016 @ 101) (b)	4.200%	07/01/2021	NR	700,000	707,000
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010 (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2023	Aa1	765,000	842,066
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,669,643
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,103,150

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2026	Aa2	$400,000	$478,932
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,026,240
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,789,573
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,172,555
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,785,070
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,427,186
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	3,157,800

					19,967,215

Georgia (0.91%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	355,616
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,338,600
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,116,390
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.750%	10/01/2029	Aa2	1,205,000	1,357,975

					5,168,581

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,251,260

Idaho (0.99%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,662,789
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,493,478
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,482,007

					5,638,274

Indiana (1.38%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,000,000	1,134,510
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,161,220
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	75,000	78,052
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,377,318
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	2,120,158

					7,871,258

Iowa (1.84%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	370,422
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,665,621
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,487,874
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,917,411
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,320,584

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	$3,400,000	$3,751,152

					10,513,064

Kansas (2.30%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,140,000	2,230,351
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2027	Aaa	1,840,000	1,992,334
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2028	Aaa	2,460,000	2,663,663
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,575,476
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,350,830
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,304,231

					13,116,885

Kentucky (1.40%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	A1	110,000	117,724
Northern Kentucky University, General Receipts Bonds, 2007 Series (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2025	A	2,700,000	2,815,209
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,012,080
Northern Kentucky University, General Receipts Bonds, 2007 Series A (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2026	A	2,545,000	2,653,595
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,376,145

					7,974,753

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	282,539

Maine (0.16%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	940,583

Maryland (0.89%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,038,596
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	3,034,069

					5,072,665

Massachusetts (0.95%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	493,305
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	226,597
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	198,862
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	995,274
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,190,700
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,343,080

					5,447,818

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (5.23%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	$1,000,000	$1,089,910
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	831,226
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	259,650
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,762,621
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2024	Aa2	1,000,000	1,034,200
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,099,480
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,699,472
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,620,752
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	4,004,432
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,193,770
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	892,958
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,081,842
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,188,250
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,209,940
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,535,000	1,843,719
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,186,375
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	876,360

					29,874,957

Minnesota (0.80%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,117,810
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,848,500
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	580,975

					4,547,285

Mississippi (0.69%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	A3	1,000,000	1,141,180
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	A3	1,000,000	1,122,800
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,690,086

					3,954,066

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (2.14%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	$500,000	$500,000
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,103,810
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	453,244
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	560,000	574,980
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,815,493
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	3,099,938
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,210,020
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,444,380

					12,201,865

Montana (0.41%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	315,983
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	439,048
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	297,391
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	585,952
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	729,382

					2,367,756

Nebraska (2.26%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,304,422
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,197,726
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,614,150
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,137,919
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	898,601
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,509,800
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	1,049,452
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,192,974

					12,905,044

New Hampshire (0.09%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	522,430

New Jersey (3.97%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A3	1,300,000	1,303,770
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	635,726
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,341,069

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	$175,000	$202,052
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	226,242
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	781,052
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,587,241
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	426,236
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,531,936
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,592,592
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,677,679
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	997,076
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,653,149
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,248,950
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,639,377
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	718,591
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,705,451
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	1,032,498
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,367,942

					22,668,629

New Mexico (1.44%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,937,092
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,894,225
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,770,625
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt) (Prerefunded to 06-01-2019 @ 100) (b)	5.000%	06/01/2025	AAA	470,000	528,116
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,086,530

					8,216,588

New York (2.24%)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	444,018
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,094,370
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,401,562
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	717,250
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	525,458
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,099,970
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,072,690

See accompanying notes to financial statements.	89

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	$950,000	$1,021,430
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,069,197
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,233,310
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	3,097,875

					12,777,130

North Carolina (2.87%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,501,801
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,262,960
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,372,158
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,120,930
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,678,800
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	203,656
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,647,880
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,735,800
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	313,317
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	491,496
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,076,200

					16,404,998

North Dakota (0.26%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,470,586

Ohio (3.26%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	762,570
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,227,420
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,137,810
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,506,438
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,176,170
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,709,625
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,261,860
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,849,944
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	802,410

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	$1,870,000	$2,112,894
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,892,806
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,170,499

					18,610,446

Oklahoma (1.13%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,753,350
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,167,390
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	431,004
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	895,225
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,218,270

					6,465,239

Oregon (3.13%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,194,248
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	1,974,230
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,487,145
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,702,110
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	593,416
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	343,556
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	635,053
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,478,490
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,119,070
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,038,174
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	501,216
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	499,276
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	516,795
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,769,490

					17,852,269

Pennsylvania (3.15%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,007,137
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,990,064
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,674,788
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,110,322
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,160,608

See accompanying notes to financial statements.	91

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	$1,180,000	$1,373,107
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,829,370
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,225,214
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,232,430
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,925,517
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,172,282
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,284,141

					17,984,980

Rhode Island (0.69%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,000,000	1,044,390
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,371,378
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue) (Prerefunded to 10-01-2017 @ 100) (b)	4.750%	10/01/2025	Aaa	500,000	525,960

					3,941,728

South Carolina (4.87%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,986,800
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,058,732
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,140,299
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,538,160
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,990,311
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,768,768
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	133,802
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,224,234
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,727,276
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,196,970
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,246,827
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	369,297
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	773,446
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	808,167
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	848,771

					27,811,860

92	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (3.04%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa1	$175,000	$189,091
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,413,860
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,074,220
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,344,874
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	221,118
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	927,021
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,791,700
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,307,578
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2026	AA+	1,175,000	1,264,065
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	910,973
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	936,547

					17,381,047

Texas (2.59%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,270,640
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,619,985
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,201,140
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2029	AA	900,000	922,842
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,752,836
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,119,920
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,817,090
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	2,062,714

					14,767,167

Utah (0.63%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,139,620
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	547,345
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2029	AA+	500,000	567,465
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,340,408

					3,594,838

Virginia (3.26%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,002,285
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	529,672
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia (Prerefunded to 01-15-2018 @ 100) (b)	4.375%	01/15/2023	Aa1	1,550,000	1,638,443
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,859,448
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,002,730

See accompanying notes to financial statements.	93

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	$1,065,000	$1,195,420
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	373,448
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,094,748
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,198,152
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,306,208
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,419,803

					18,620,357

Washington (4.18%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,533,500
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,198,480
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,695,975
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	734,339
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,821,946
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	481,285
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B (c)	5.000%	12/01/2030	A1	1,600,000	1,960,672
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,609,796
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,649,638
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	361,717
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,320,759
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	458,392
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	1,053,285

					23,879,784

West Virginia (3.08%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,599,696
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,609,147
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,579,629
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	2,350,000	2,715,190
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,981,421
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	668,236
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	350,000	348,848
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	3,081,560

					17,583,727

94	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (1.43%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	$1,925,000	$2,137,925
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	914,795
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,669,999
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,426,940

					8,149,659

Total Long-term Municipal Bonds
(cost $504,767,703)					539,517,925

				Shares	Value
Short-term Investments (6.62%)
JPMorgan Tax Free Money Market Fund Agency Shares				37,778,190	$37,778,190

Total Short-term Investments
(cost $37,778,190)					37,778,190

TOTAL INVESTMENTS (101.13%)
(cost $542,545,893)					577,296,115
LIABILITIES, NET OF OTHER ASSETS (-1.13%)					(6,428,860)

NET ASSETS (100.00%)					$570,867,255

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

(d)	Adjustable rate security. Rate shown is as of report date.

NR - Not Rated

See accompanying notes to financial statements.	95

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Principal amount	Value
Short-term Investments (99.64%)
Government Agency Securities (a) (53.83%)
Federal Home Loan Bank
0.345%, 07/08/2016	$1,452,000	$1,451,903
0.285%, 07/12/2016	10,805,000	10,804,059
0.335%, 07/19/2016	2,055,000	2,054,656
0.355%, 07/20/2016	4,400,000	4,399,176
0.340%, 07/22/2016	8,220,000	8,218,370
0.350%, 07/25/2016	16,115,000	16,111,240
0.245%, 07/26/2016	11,240,000	11,238,088
0.320%, 08/01/2016	17,845,000	17,840,083
0.340%, 08/01/2016	16,795,000	16,790,083
0.325%, 08/03/2016	10,648,000	10,644,828
0.260%, 08/05/2016	6,244,000	6,242,422
0.410%, 08/08/2016	1,823,000	1,822,211
0.320%, 08/17/2016	4,199,000	4,197,246
0.340%, 08/17/2016	3,873,000	3,871,281
0.415%, 08/23/2016	5,000,000	4,996,945
0.445%, 08/26/2016	12,435,000	12,426,392
0.430%, 08/29/2016	8,500,000	8,494,010
0.330%, 08/31/2016	2,113,000	2,111,818
0.370%, 09/02/2016	15,800,000	15,789,770
0.395%, 09/16/2016	6,860,000	6,854,204
0.400%, 09/28/2016	11,540,000	11,528,588
0.410%, 10/17/2016	1,690,000	1,687,921
Federal National Mortgage Association
0.290%, 07/01/2016	10,400,000	10,400,000
0.280%, 07/06/2016	4,700,000	4,699,817
0.530%, 07/06/2016	2,695,000	2,694,802
0.340%, 07/18/2016	1,500,000	1,499,759
0.310%, 08/22/2016	7,000,000	6,996,866

		205,866,538

	Shares	Value
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money Market Fund Agency Shares	156	$156

	Principal amount	Value
U.S. Government Obligations (45.81%)
U.S. Treasury Bill
0.199%, 07/07/2016	$20,000,000	$19,999,336
0.223%, 07/07/2016	18,900,000	18,899,296
0.240%, 07/14/2016	13,000,000	12,998,873
0.210%, 07/14/2016	4,000,000	3,999,697
0.181%, 07/14/2016	3,385,000	3,384,779
0.155%, 07/21/2016	31,000,000	30,997,339
0.163%, 07/21/2016	7,700,000	7,699,303
0.228%, 07/28/2016	15,860,000	15,857,288
0.232%, 08/04/2016	19,000,000	18,995,846
0.199%, 08/04/2016	6,000,000	5,998,875
0.210%, 08/11/2016	11,420,000	11,417,269
0.240%, 08/18/2016	18,000,000	17,994,240
0.236%, 08/25/2016	6,938,000	6,935,504

		175,177,645

Total Short-term Investments
(cost $381,044,339)		$381,044,339

TOTAL INVESTMENTS (99.64%)
(cost $381,044,339)		381,044,339
OTHER ASSETS, NET OF LIABILITIES (0.36%)		1,376,222

NET ASSETS (100.00%)		$382,420,561

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

96	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.93%)
Equity Funds (39.94%)
iShares Cohen & Steers REIT ETF	190,033	$20,561,571
iShares Core MSCI EAFE ETF	1,996,571	103,602,069
iShares Core MSCI Emerging Markets ETF	767,829	32,118,287
iShares MSCI Canada ETF	394,211	9,662,112
iShares Russell 1000 ETF	2,464,415	288,090,113
iShares Russell 2000 ETF	484,828	55,740,675

		509,774,827

Fixed Income Funds (59.99%)
iShares Core U.S. Aggregate Bond ETF	5,786,478	651,383,828
iShares TIPS Bond ETF	980,013	114,338,117

		765,721,945

Total Exchange-Traded Funds
(cost $1,247,382,121)		1,275,496,772

Short-term Investments (0.02%)
State Street Institutional U.S. Government Money Market Fund Premier Class	208,725	208,725

Total Short-term Investments
(cost $208,725)		208,725

TOTAL INVESTMENTS (99.95%)
(cost $1,247,590,846)		1,275,705,497
OTHER ASSETS, NET OF LIABILITIES (0.05%)		639,289

NET ASSETS (100.00%)		$1,276,344,786

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.96%)
Equity Funds (51.09%)
iShares Cohen & Steers REIT ETF	784,637	$84,897,724
iShares Core MSCI EAFE ETF	4,422,763	229,497,172
iShares Core MSCI Emerging Markets ETF	1,726,878	72,235,307
iShares MSCI Canada ETF	904,236	22,162,824
iShares Russell 1000 ETF	5,184,345	606,049,931
iShares Russell 2000 ETF	674,121	77,503,691

		1,092,346,649

Fixed Income Funds (48.87%)
iShares Core U.S. Aggregate Bond ETF	7,946,232	894,507,336
iShares TIPS Bond ETF	1,287,677	150,233,276

		1,044,740,612

Total Exchange-Traded Funds
(cost $2,085,350,629)		2,137,087,261

Short-term Investments (0.07%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,516,367	1,516,367

Total Short-term Investments
(cost $1,516,367)		1,516,367

TOTAL INVESTMENTS (100.03%)
(cost $2,086,866,996)		2,138,603,628
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(661,093)

NET ASSETS (100.00%)		$2,137,942,535

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

98	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.92%)
Equity Funds (73.15%)
iShares Cohen & Steers REIT ETF	1,624,462	$175,766,789
iShares Core MSCI EAFE ETF	6,889,820	357,512,760
iShares Core MSCI Emerging Markets ETF	2,680,518	112,126,068
iShares MSCI Canada ETF	1,396,702	34,233,166
iShares Russell 1000 ETF	7,327,359	856,568,267
iShares Russell 2000 ETF	441,791	50,792,711

		1,586,999,761

Fixed Income Funds (26.77%)
iShares Core U.S. Aggregate Bond ETF	4,463,930	502,504,600
iShares TIPS Bond ETF	670,176	78,189,434

		580,694,034

Total Exchange-Traded Funds
(cost $2,121,696,506)		2,167,693,795

Shares		Value
Short-term Investments (0.22%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,754,483	$4,754,483

Total Short-term Investments
(cost $4,754,483)		4,754,483

TOTAL INVESTMENTS (100.14%)
(cost $2,126,450,989)		2,172,448,278
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(3,094,133)

NET ASSETS (100.00%)		$2,169,354,145

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of June 30, 2016, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Dividends
iShares Russell 1000 ETF	7,194,364	327,233	194,238	7,327,359	$856,568,267	$4,150,885

See accompanying notes to financial statements.	99

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.79%)
Equity Funds (92.38%)
iShares Cohen & Steers REIT ETF	1,746,049	$188,922,502
iShares Core MSCI EAFE ETF	6,558,612	340,326,377
iShares Core MSCI Emerging Markets ETF	2,573,865	107,664,773
iShares MSCI Canada ETF	1,309,170	32,087,757
iShares Russell 1000 ETF	6,589,080	770,263,452
iShares Russell 2000 ETF	187,951	21,608,726

		1,460,873,587

Fixed Income Funds (7.41%)
iShares Core U.S. Aggregate Bond ETF	924,551	104,076,706
iShares TIPS Bond ETF	112,726	13,151,742

		117,228,448

Total Exchange-Traded Funds
(cost $1,552,231,084)		1,578,102,035

Short-term Investments (0.23%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,701,323	3,701,323

Total Short-term Investments
(cost $3,701,323)		3,701,323

TOTAL INVESTMENTS (100.02%)
(cost $1,555,932,407)		1,581,803,358
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(378,844)

NET ASSETS (100.00%)		$1,581,424,514

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

100	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.84%)
Equity Funds (98.81%)
iShares Cohen & Steers REIT ETF	440,886	$47,703,865
iShares Core MSCI EAFE ETF	1,652,466	85,746,461
iShares Core MSCI Emerging Markets ETF	650,309	27,202,425
iShares MSCI Canada ETF	329,075	8,065,628
iShares Russell 1000 ETF	1,568,956	183,410,956
iShares Russell 2000 ETF	39,464	4,537,177

		356,666,512

Fixed Income Funds (1.03%)
iShares Core U.S. Aggregate Bond ETF	32,975	3,711,996

Total Exchange-Traded Funds
(cost $357,166,133)		360,378,508

Short-term Investments (0.36%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,290,500	1,290,500

Total Short-term Investments
(cost $1,290,500)		1,290,500

TOTAL INVESTMENTS (100.20%)
(cost $358,456,633)		361,669,008
LIABILITIES, NET OF OTHER ASSETS (-0.20%)		(704,207)

NET ASSETS (100.00%)		$360,964,801

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$476,982,057	246,381,532	117,925,875

Investments in securities at market value	$554,851,782	266,207,678	133,163,383
Cash	—	—	—
Foreign currencies at value (cost $17,646 and $2,186,005, respectively)	—	—	17,572
Receivable for:
Dividends and interest	258,568	212,192	320,722
Shares of the Fund sold	145,408	98,356	26,269
Securities sold	3,146,821	2,212,529	4,354,774
SFIMC	—	—	6,491
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	26,745	31,410	37,800

Total assets	558,429,324	268,762,165	137,927,011

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	138,485	166,719	26,300
Securities Purchased	3,374,029	2,765,309	7,090,348
Trustees’ fees and expenses	1,771	1,410	3,445
Due to bank	—	—	—
Due to affiliates	436,270	277,632	144,582
Accrued liabilities	47,675	50,090	138,147

Total liabilities	3,998,230	3,261,160	7,402,822

Net assets applicable to shares outstanding of common stock	$554,431,094	265,501,005	130,524,189

Analysis of Net Assets
Paid-in-capital	$455,005,195	250,198,270	125,405,874
Accumulated net realized gain (loss)	19,674,407	(4,658,140)	(9,570,268)
Net unrealized appreciation (depreciation)	77,869,725	19,826,146	15,231,596
Accumulated undistributed net investment income (loss)	1,881,767	134,729	(543,013)

Net assets applicable to shares outstanding	$554,431,094	265,501,005	130,524,189

Fund shares outstanding:
Class A Shares	14,224,774	8,307,820	3,641,262
Class B Shares	275,514	1,091,488	915,286
Premier Shares	12,472,231	8,842,976	4,642,589
Legacy Class B Shares	600,311	967,235	914,183
Institutional Shares	29,620,696	3,943,215	1,830,326
Class R-1 Shares	270,999	335,842	235,492
Class R-2 Shares	1,498,303	1,088,476	509,389
Class R-3 Shares	136,339	240,509	170,199
Net assets applicable to shares outstanding:
Class A Shares	$131,732,120	90,009,404	36,852,668
Class B Shares	2,527,031	10,920,914	9,062,532
Premier Shares	120,633,121	93,656,951	47,453,253
Legacy Class B Shares	5,783,815	9,413,580	9,186,897
Institutional Shares	276,134,235	43,944,577	18,715,801
Class R-1 Shares	2,507,807	3,437,776	2,365,543
Class R-2 Shares	13,840,525	11,470,541	5,148,577
Class R-3 Shares	1,272,440	2,647,262	1,738,918
Net asset value:
Class A Shares	$9.26	10.83	10.12
Class B Shares	9.17	10.01	9.90
Premier Shares	9.67	10.59	10.22
Legacy Class B Shares	9.63	9.73	10.05
Institutional Shares	9.32	11.14	10.23
Class R-1 Shares	9.25	10.24	10.05
Class R-2 Shares	9.24	10.54	10.11
Class R-3 Shares	9.33	11.01	10.22
Maximum offering price:
Class A Shares	$9.75	11.40	10.65
Premier Shares	10.18	11.15	10.76

(a)	Relates to investments in affiliated investment companies.

(b)	Includes amounts pledged for open futures contracts for the Small Cap Index and International Index Funds of $452,000 and $247,114, respectively.

102	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund		International Index Fund		Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

784,018,411	359,614,372		220,892,966		317,338,885	(a)	840,711,071	542,545,893	381,044,339

1,247,864,595	430,478,692		247,661,778		363,837,375	(a)	881,041,626	577,296,115	381,044,339
6,143	452,000	(b)	—		976,965		—	—	—
—	—		2,149,418	(b)	—		—	—	—

1,366,699	545,103		1,012,337		296,558		5,866,594	5,797,915	30
1,114,174	187,725		173,991		222,815		1,180,742	996,512	2,984,868
—	—		162,942		—		—	—	—
—	—		4,622		59,034		—	—	72,296
—	1,069		—		—		—	—	—
519,057	141,008		56,241		—		—	—	—
38,355	47,636		30,856		2,435		31,815	35,602	25,661

1,250,909,023	431,853,233		251,252,185		365,395,182		888,120,777	584,126,144	384,127,194

—	—		—		—		347,668	187,870	564

570,404	160,531		240,818		80,915		339,076	803,829	1,520,062
1,328,825	39,370		83,019		—		2,584,964	11,947,756	—
4,278	1,712		1,078		1,005		3,119	2,405	1,372
1,862,282	476		—		—		—	—	—
556,695	214,332		129,356		85,902		364,489	253,774	138,068
130,799	83,860		238,619		42,743		64,696	63,255	46,567

4,453,283	500,281		692,890		210,565		3,704,012	13,258,889	1,706,633

1,246,455,740	431,352,952		250,559,295		365,184,617		884,416,765	570,867,255	382,420,561

765,411,508	346,001,891		256,166,964		306,497,173		843,702,853	537,886,200	382,420,561
7,127,229	13,122,946		(34,919,006)		12,050,018		383,357	(1,769,167)	—
463,686,240	70,782,354		26,753,855		46,498,490		40,330,555	34,750,222	—
10,230,763	1,445,761		2,557,482		138,936		—	—	—

1,246,455,740	431,352,952		250,559,295		365,184,617		884,416,765	570,867,255	382,420,561

31,254,054	10,441,418		7,260,565		12,035,291		19,117,573	9,345,469	125,494,093
608,178	826,067		901,436		1,262,662		934,066	226,805	277,382
31,361,376	10,049,284		9,031,935		12,882,569		31,701,848	37,234,527	155,292,161
1,201,137	1,582,514		1,142,244		1,980,189		251,346	11,611	448,453
11,303,496	5,410,548		4,030,227		3,108,537		22,527,512		79,157,647
576,377	239,555		272,472		322,061		335,089		5,956,016
1,570,870	615,704		794,676		702,790		992,532		14,213,831
185,788	151,293		180,927		158,605		184,022		1,580,987

496,928,597	154,280,899		77,016,205		134,820,315		222,324,039	114,046,111	125,494,094
9,705,019	11,869,735		9,552,368		14,159,536		10,853,537	2,766,910	277,381
501,799,668	147,113,258		95,723,425		145,764,138		368,921,025	453,912,601	155,292,161
19,359,844	22,587,364		12,155,626		22,460,444		2,926,418	141,633	448,445
181,555,815	80,628,271		42,885,084		34,874,040		261,824,490		79,157,645
9,191,214	3,526,461		2,892,479		3,561,047		3,896,444		5,956,016
24,937,235	9,092,072		8,407,085		7,784,967		11,530,268		14,213,832
2,978,348	2,254,892		1,927,023		1,760,130		2,140,544		1,580,987

15.90	14.78		10.61		11.20		11.63	12.20	1.00
15.96	14.37		10.60		11.21		11.62	12.20	1.00
16.00	14.64		10.60		11.31		11.64	12.19	1.00
16.12	14.27		10.64		11.34		11.64	12.20	1.00
16.06	14.90		10.64		11.22		11.62		1.00
15.95	14.72		10.62		11.06		11.63		1.00
15.87	14.77		10.58		11.08		11.62		1.00
16.03	14.90		10.65		11.10		11.63		1.00

16.74	15.56		11.17		11.79		11.99	12.58	1.00
16.84	15.41		11.16		11.91		12.00	12.57	1.00

See accompanying notes to financial statements.	103

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities at identified cost	$1,247,590,846	2,086,866,996	2,126,450,989	1,555,932,407	358,456,633

Investments in securities at market value	$1,275,705,497	2,138,603,628	2,172,448,278	1,581,803,358	361,669,008
Receivable for:
Dividends and interest	336	440	891	629	287
Shares of the Fund sold	769,849	1,755,522	1,350,379	2,081,041	612,258
Securities sold	5,684,969	2,826,785	8,653,076	7,808,829	3,063,822
Prepaid expenses	39,389	45,314	48,675	43,556	20,140

Total assets	1,282,200,040	2,143,231,689	2,182,501,299	1,591,737,413	365,365,515

Liabilities and Net Assets
Distributions to shareholders	38,906	—	—	—	—
Payable for:
Shares of the Fund redeemed	867,050	917,665	685,336	537,114	299,484
Securities purchased	3,971,846	2,866,453	10,936,345	8,543,387	3,662,044
Trustees’ fees and expenses	4,061	1,341	921	6,238	3,788
Due to affiliates	736,695	1,257,159	1,272,753	920,217	223,685
Accrued liabilities	236,696	246,536	251,799	305,943	211,713

Total liabilities	5,855,254	5,289,154	13,147,154	10,312,899	4,400,714

Net assets applicable to shares outstanding of common stock	$1,276,344,786	2,137,942,535	2,169,354,145	1,581,424,514	360,964,801

Analysis of Net Assets
Paid-in-capital	1,258,404,136	2,024,708,637	2,059,530,468	1,513,281,012	348,928,417
Accumulated net realized gain (loss)	(16,249,083)	41,354,854	41,442,820	28,883,652	5,519,819
Net unrealized appreciation (depreciation)	28,114,651	51,736,632	45,997,289	25,870,951	3,212,375
Accumulated undistributed net investment income (loss)	6,075,082	20,142,412	22,383,568	13,388,899	3,304,190

Net assets applicable to shares outstanding	$1,276,344,786	2,137,942,535	2,169,354,145	1,581,424,514	360,964,801

Fund shares outstanding:
Class A Shares	33,654,858	61,176,719	68,850,778	53,264,511	24,648,798
Class B Shares	701,572	1,718,186	2,197,181	2,187,323
Premier Shares	57,168,485	67,269,155	51,683,325	22,556,183	7,792,522
Legacy Class B Shares	375,826	955,105	906,135	871,249
Institutional Shares	8,361,040	14,424,477	16,522,521	19,883,913
Class R-1 Shares	641,436	1,476,068	2,340,135	1,731,263	871,038
Class R-2 Shares	2,158,468	4,503,134	4,539,200	3,277,278	1,492,640
Class R-3 Shares	146,986	254,035	256,201	349,430
Net assets applicable to shares outstanding:
Class A Shares	$410,072,665	862,673,594	1,012,450,274	806,738,482	255,599,494
Class B Shares	8,601,535	24,025,872	32,172,013	32,968,567
Premier Shares	712,143,403	945,933,417	761,824,417	343,144,023	80,795,505
Legacy Class B Shares	4,710,363	13,499,338	13,372,203	13,282,339
Institutional Shares	104,170,571	204,315,509	244,945,513	304,224,884
Class R-1 Shares	7,840,366	20,694,211	34,181,186	26,062,307	9,044,733
Class R-2 Shares	26,976,951	63,210,795	66,607,539	49,601,857	15,525,069
Class R-3 Shares	1,828,932	3,589,799	3,801,000	5,402,055
Net asset value:
Class A Shares	$12.18	14.10	14.70	15.15	10.37
Class B Shares	12.26	13.98	14.64	15.07
Premier Shares	12.46	14.06	14.74	15.21	10.37
Legacy Class B Shares	12.53	14.13	14.76	15.25
Institutional Shares	12.46	14.16	14.82	15.30
Class R-1 Shares	12.22	14.02	14.61	15.05	10.38
Class R-2 Shares	12.50	14.04	14.67	15.14	10.40
Class R-3 Shares	12.44	14.13	14.84	15.46
Maximum offering price:
Class A Shares	$12.82	14.84	15.47	15.95	10.92
Premier Shares	13.12	14.80	15.52	16.01	10.92

104	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2016

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income:
Dividends (a)	$4,535,660	1,854,007	1,664,966	12,997,002	3,231,395
Interest	11,769	4,257	5,507	49,189	5,612
Tax-exempt interest	—	—	—	—	—

	4,547,429	1,858,264	1,670,473	13,046,191	3,237,007
Less: foreign withholding taxes	—	(201)	(148,428)	—	(1,140)

Total investment income	4,547,429	1,858,063	1,522,045	13,046,191	3,235,867
Expenses:
Investment advisory and management fees	1,582,755	1,010,324	521,776	895,977	527,931
Shareholder services fees	652,434	311,224	161,001	1,413,202	493,382
Distribution fees Class A	165,388	110,460	51,201	615,904	146,047
Distribution fees Class B	12,203	49,699	42,955	46,513	45,142
Distribution fees Premier	137,452	107,405	54,159	547,926	205,558
Distribution fees Legacy Class B	19,379	29,813	29,800	64,702	70,659
Distribution fees Class R-1	5,982	8,106	5,974	20,746	8,147
Distribution fees Class R-2	20,686	16,268	7,927	34,934	12,740
Regulatory fees	50,649	46,855	43,814	64,317	48,661
Reports to shareholders	25,236	26,991	14,689	70,999	40,202
Professional fees	22,866	21,465	45,473	27,180	22,801
Trustees’ fees and expenses	12,829	6,328	3,210	27,896	10,430
Custodian fees	3,558	3,744	67,660	16,078	21,377
Errors and omissions insurance	1,189	1,135	460	3,891	1,811
ICI dues	2,144	1,372	643	4,441	2,166
Securities valuation fees	1,423	1,434	6,552	3,993	16,727
Fidelity bond expense	145	124	30	483	244
License index fees	—	—	—	59,925	31,079

Total expenses	2,716,318	1,752,747	1,057,324	3,919,107	1,705,104
Less: expense reimbursement from affiliates (c)	—	(75)	(52,086)	—	—

Net expenses	2,716,318	1,752,672	1,005,238	3,919,107	1,705,104

Net investment income (loss)	1,831,111	105,391	516,807	9,127,084	1,530,763
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	12,885,806	(4,874,172)	(1,518,568)	7,314,534	12,794,214
Net realized gain (loss) on forward foreign currency contracts	—	—	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(33,124)	—	—
Net realized gain (loss) on futures contracts	—	—	—	(260,101)	(1,304,029)
Change in net unrealized gain (loss) on open futures contracts	—	—	—	190,753	(84,660)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(8,655,726)	5,689,624	(4,579,406)	25,852,422	(5,388,047)

Net realized and unrealized gain (loss) on investments	4,230,080	815,452	(6,131,098)	33,097,608	6,017,478

Net change in net assets resulting from operations	$6,061,191	920,843	(5,614,291)	42,224,692	7,548,241

(a)	For the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds includes dividends from investments in iShares ETFs. BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Relates to investments in affiliated investment companies.

(c)	For the Money Market Fund, this amount includes $394,476 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 7 under Expense Reduction Agreements.

106	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

5,980,952	1,779,654	(b)	—	—	—	10,590,983	18,495,946	19,993,329	15,525,385	3,586,131
—	—		12,344,479	2,521	590,235	1,794	2,606	(1,186)	4,227	1,621
—	—		—	8,073,492	—	—	—	—	—	—

5,980,952	1,779,654		12,344,479	8,076,013	590,235	10,592,777	18,498,552	19,992,143	15,529,612	3,587,752
(522,217)	—		—	—	—	—	—	—	—	—

5,458,735	1,779,654		12,344,479	8,076,013	590,235	10,592,777	18,498,552	19,992,143	15,529,612	3,587,752

450,999	—		416,405	271,308	182,123	1,656,204	2,756,638	2,740,402	1,983,550	439,705
302,548	4,308		1,008,866	632,575	447,114	1,484,638	2,503,529	2,513,619	1,841,812	410,480
105,738	186,085		476,937	484,548	139,046	936,440	1,524,018	1,564,328	1,008,063	362,289
45,514	65,579		35,022	12,430	971	42,962	118,385	73,979	75,394	—
105,911	141,697		216,144	188,589	60,236	424,444	651,904	524,537	335,099	19,842
39,646	71,751		10,139	917	1,450	16,357	46,617	45,380	44,546	—
7,045	8,132		9,005	—	10,980	19,109	50,229	79,492	62,087	19,747
12,578	11,135		15,650	—	13,987	38,795	88,735	93,654	69,168	22,170
46,774	69,984		55,083	33,949	66,383	74,107	73,366	82,064	64,350	28,667
37,624	22,059		32,760	11,551	22,661	42,544	63,866	88,345	99,796	45,942
67,846	20,768		31,770	30,626	23,329	53,396	64,403	62,858	71,561	45,704
6,211	8,283		19,093	12,553	8,214	29,100	46,250	45,500	36,150	10,170
56,677	—		5,951	2,610	1,792	29,640	28,140	25,950	33,140	25,350
917	1,161		2,302	1,916	1,208	4,004	9,084	3,070	5,355	816
1,183	—		3,185	2,222	1,474	5,537	9,220	8,715	6,038	1,657
2,041	—		43,518	58,480	2,554	1,700	2,550	850	850	850
112	144		280	284	127	275	375	464	339	11
54,467	—		—	—	—	—	—	—	—	—

1,343,831	611,086		2,382,110	1,744,558	983,649	4,859,252	8,037,309	7,953,207	5,737,298	1,433,400
(26,773)	(137,875)		—	—	(394,628)	—	—	—	—	(40,234)

1,317,058	473,211		2,382,110	1,744,558	589,021	4,859,252	8,037,309	7,953,207	5,737,298	1,393,166

4,141,677	1,306,443		9,962,369	6,331,455	1,214	5,733,525	10,461,243	12,038,936	9,792,314	2,194,586

(1,733,560)	2,053	(b)	264,242	87,754	—	(1,853,362)	(1,388,724)	(1,238,870)	(696,606)	(178,611)
235,128	—		—	—	—	—	—	—	—	—
98,531	—		—	—	—	—	—	—	—	—
(706,164)	—		—	—	—	—	—	—	—	—
(97,028)	—		—	—	—	—	—	—	—	—
(11,807,768)	8,945,588	(b)	36,198,003	13,124,277	—	46,065,747	71,660,216	63,580,180	40,672,871	9,394,063

(14,010,861)	8,947,641		36,462,245	13,212,031	—	44,212,385	70,271,492	62,341,310	39,976,265	9,215,452

(9,869,184)	10,254,084		46,424,614	19,543,486	1,214	49,945,910	80,732,735	74,380,246	49,768,579	11,410,038

See accompanying notes to financial statements.	107

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2016 (Unaudited) and the year ended December 31, 2015	2016	2015
From operations:
Net investment income (loss)	$1,831,111	3,456,119
Net realized gain (loss)	12,885,806	35,370,645
Change in net unrealized appreciation or depreciation	(8,655,726)	(34,114,944)

Net change in net assets resulting from operations	6,061,191	4,711,820
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	541	(770,535)
Class B Shares	—	—
Premier Shares	1,718	(547,189)
Legacy Class B Shares	—	56
Institutional Shares	(412)	(2,038,598)
Class R-1 Shares	—	(6,439)
Class R-2 Shares	—	(63,245)
Class R-3 Shares	—	(9,066)

	1,847	(3,435,016)
Net realized gain:
Class A Shares	—	(8,110,701)
Class B Shares	—	(171,727)
Premier Shares	—	(6,444,228)
Legacy Class B Shares	—	(383,452)
Institutional Shares	—	(15,332,766)
Class R-1 Shares	—	(144,779)
Class R-2 Shares	—	(886,595)
Class R-3 Shares	—	(86,766)

	—	(31,561,014)

Total distributions to shareholders	1,847	(34,996,030)
From Fund share transactions:
Proceeds from shares sold	211,376,734	82,687,637
Reinvestment of distributions	(1,847)	21,198,203

	211,374,887	103,885,840
Less payments for shares redeemed	(186,882,005)	(46,629,289)

Net increase (decrease) in net assets from Fund share transactions	24,492,882	57,256,551

Total increase (decrease) in net assets	30,555,920	26,972,341

Net assets:
Beginning of period	523,875,174	496,902,833

End of period*	$554,431,094	523,875,174

* Including accumulated undistributed net investment income (loss)	$1,881,767	48,809

108	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2016	2015	2016	2015	2016	2015	2016	2015

105,391	363,294	516,807	66,759	9,127,084	14,742,108	1,530,763	1,725,582
(4,874,172)	8,801,683	(1,551,692)	189,200	7,054,433	14,947,517	11,490,185	23,002,495
5,689,624	(22,893,988)	(4,579,406)	(1,342,330)	26,043,175	(23,260,402)	(5,472,707)	(48,714,273)

920,843	(13,729,011)	(5,614,291)	(1,086,371)	42,224,692	6,429,223	7,548,241	(23,986,196)

413	(118,202)	29	(98,169)	548	(6,616,829)	(327)	(487,204)
—	—	—	—	—	(49,054)	(2)	—
6	(107,177)	(1)	(81,349)	18	(5,652,153)	(45)	(733,557)
4	—	—	—	16	(162,932)	4	—
9,550	(158,732)	290	(88,788)	1,611	(2,560,144)	(338)	(530,262)
—	—	—	—	—	(79,622)	(1)	(2,444)
—	(2,583)	—	(4,022)	—	(282,110)	(2)	(27,424)
—	(8,074)	—	(6,989)	—	(34,221)	—	(13,984)

9,973	(394,768)	318	(279,317)	2,193	(15,437,065)	(711)	(1,794,875)

—	(3,673,656)	—	—	—	(1,259,668)	—	(5,903,377)
—	(489,498)	—	—	—	(27,305)	—	(672,071)
—	(3,678,162)	—	—	—	(1,126,009)	—	(9,666,883)
—	(445,786)	—	—	—	(56,459)	—	(1,316,660)
—	(1,712,619)	—	—	—	(422,533)	—	(4,117,660)
—	(144,134)	—	—	—	(19,904)	—	(176,694)
—	(472,987)	—	—	—	(59,141)	—	(470,720)
—	(107,767)	—	—	—	(5,914)	—	(123,137)

—	(10,724,609)	—	—	—	(2,976,933)	—	(22,447,202)

9,973	(11,119,377)	318	(279,317)	2,193	(18,413,998)	(711)	(24,242,077)

103,050,096	37,145,359	39,355,620	17,020,877	744,748,058	250,577,610	178,205,503	50,738,846
(9,973)	8,841,258	(320)	201,469	(2,193)	18,283,702	711	19,903,651

103,040,123	45,986,617	39,355,300	17,222,346	744,745,865	268,861,312	178,206,214	70,642,497
(106,111,310)	(32,039,915)	(41,674,084)	(15,384,648)	(703,930,268)	(143,121,442)	(178,631,708)	(43,299,427)

(3,071,187)	13,946,702	(2,318,784)	1,837,698	40,815,597	125,739,870	(425,494)	27,343,070

(2,140,371)	(10,901,686)	(7,932,757)	472,010	83,042,482	113,755,095	7,122,036	(20,885,203)

267,641,376	278,543,062	138,456,946	137,984,936	1,163,413,258	1,049,658,163	424,230,916	445,116,119

265,501,005	267,641,376	130,524,189	138,456,946	1,246,455,740	1,163,413,258	431,352,952	424,230,916

134,729	19,365	(543,013)	(1,060,138)	10,230,763	1,101,486	1,445,761	(84,291)

See accompanying notes to financial statements.	109

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2016 (Unaudited) and the year ended December 31, 2015	2016	2015
From operations:
Net investment income (loss)	$4,141,677	4,613,356
Net realized gain (loss)	(2,106,065)	(2,690,687)
Change in net unrealized appreciation or depreciation	(11,904,796)	(7,085,913)

Net change in net assets resulting from operations	(9,869,184)	(5,163,244)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	175	(1,530,537)
Class B Shares	—	(92,653)
Premier Shares	(29)	(1,459,585)
Legacy Class B Shares	—	(159,342)
Institutional Shares	133	(854,804)
Class R-1 Shares	—	(39,050)
Class R-2 Shares	—	(139,007)
Class R-3 Shares	—	(38,229)

	279	(4,313,207)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Premier Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	279	(4,313,207)
From Fund share transactions:
Proceeds from shares sold	105,047,927	43,023,125
Reinvestment of distributions	(279)	3,460,848

	105,047,648	46,483,973
Less payments for shares redeemed	(103,662,902)	(26,431,190)

Net increase (decrease) in net assets from Fund share transactions	1,384,746	20,052,783

Total increase (decrease) in net assets	(8,484,159)	10,576,332

Net assets:
Beginning of period	259,043,454	248,467,122

End of period*	$250,559,295	259,043,454

* Including accumulated undistributed net investment income (loss)	$2,557,482	(1,584,474)

(a)	Relates to investments in affiliated investment companies.

110	See accompanying notes to financial statements.

Equity and Bond Fund				Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2016		2015		2016	2015	2016	2015	2016	2015

1,306,443	(a)	4,162,684	(a)	9,962,369	19,295,169	6,331,455	12,828,049	1,214	4,280
2,053	(a)	12,051,469	(a)	264,242	1,174,284	87,754	24,560	—	—
8,945,588	(a)	(13,650,892)	(a)	36,198,003	(13,743,529)	13,124,277	1,756,971	—	—

10,254,084		2,563,261		46,424,614	6,725,924	19,543,486	14,609,580	1,214	4,280

(454,915)		(1,847,922)		(4,432,246)	(9,315,230)	(4,519,952)	(10,591,174)	—	—
(2,525)		(81,070)		(103,480)	(231,455)	(36,799)	(135,607)	—	—
(540,221)		(1,370,287)		(2,029,859)	(3,100,830)	(1,771,988)	(2,087,835)	—	—
(35,632)		(194,810)		(29,986)	(81,756)	(2,716)	(13,433)	—	—
(164,152)		(494,039)		(3,191,492)	(6,240,638)	—	—	(1,204)	(4,158)
(8,025)		(31,418)		(35,990)	(73,211)	—	—	—	—
(23,823)		(87,841)		(114,717)	(201,193)	—	—	—	—
(7,919)		(23,316)		(24,599)	(50,856)	—	—	(10)	(122)

(1,237,212)		(4,130,703)		(9,962,369)	(19,295,169)	(6,331,455)	(12,828,049)	(1,214)	(4,280)

—		(1,029,739)		—	(281,707)	—	—	—	—
—		(99,652)		—	(7,575)	—	—	—	—
—		(752,315)		—	(86,765)	—	—	—	—
—		(158,597)		—	(2,349)	—	—	—	—
—		(229,339)		—	(167,797)	—	—	—	—
—		(22,713)		—	(2,333)	—	—	—	—
—		(51,729)		—	(6,768)	—	—	—	—
—		(11,183)		—	(1,352)	—	—	—	—

—		(2,355,267)		—	(556,646)	—	—	—	—

(1,237,212)		(6,485,970)		(9,962,369)	(19,851,815)	(6,331,455)	(12,828,049)	(1,214)	(4,280)

201,946,900		71,259,841		474,078,662	178,664,736	448,023,565	89,421,077	445,636,763	482,718,586
1,091,201		5,433,167		7,314,194	15,504,495	4,708,432	10,077,244	1,200	4,267

203,038,101		76,693,008		481,392,856	194,169,231	452,731,997	99,498,321	445,637,963	482,722,853
(185,603,873)		(38,846,644)		(432,022,183)	(110,657,167)	(423,985,256)	(88,257,046)	(409,935,189)	(438,931,734)

17,434,228		37,846,364		49,370,673	83,512,064	28,746,741	11,241,275	35,702,774	43,791,119

26,451,100		33,923,655		85,832,918	70,386,173	41,958,772	13,022,806	35,702,774	43,791,119

338,733,517		304,809,862		798,583,847	728,197,674	528,908,483	515,885,677	346,717,787	302,926,668

365,184,617		338,733,517		884,416,765	798,583,847	570,867,255	528,908,483	382,420,561	346,717,787

138,936		69,705		—	—	—	—	—	—

See accompanying notes to financial statements.	111

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2016 (Unaudited) and the year ended December 31, 2015	2016	2015
From operations:
Net investment income	$5,733,525	17,220,879
Net realized gain (loss)	(1,853,362)	(13,486,881)
Change in net unrealized appreciation or depreciation	46,065,747	(26,496,804)

Net change in net assets resulting from operations	49,945,910	(22,762,806)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(2,192,298)	(10,048,173)
Class B Shares	(9,112)	(46,420)
Premier Shares	(2,822,387)	(3,010,255)
Legacy Class B Shares	(10,310)	(45,022)
Institutional Shares	(569,694)	(1,388,597)
Class R-1 Shares	(22,461)	(60,184)
Class R-2 Shares	(98,807)	(244,916)
Class R-3 Shares	(9,587)	(26,566)

	(5,734,656)	(14,870,133)
Net realized gain:
Class A Shares	—	(3,891,845)
Class B Shares	—	(45,604)
Premier Shares	—	(1,135,071)
Legacy Class B Shares	—	(25,192)
Institutional Shares	—	(444,705)
Class R-1 Shares	—	(31,199)
Class R-2 Shares	—	(111,536)
Class R-3 Shares	—	(8,172)

	—	(5,693,324)

Total distributions to shareholders	(5,734,656)	(20,563,457)
From Fund share transactions:
Proceeds from shares sold	808,844,517	275,898,766
Reinvestment of distributions	5,676,089	20,414,307

	814,520,606	296,313,073
Less payments for shares redeemed	(835,518,763)	(208,590,922)

Net increase (decrease) in net assets from Fund share transactions	(20,998,157)	87,722,151

Total increase (decrease) in net assets	23,213,097	44,395,888

Net assets:
Beginning of period	1,253,131,689	1,208,735,801

End of period*	$1,276,344,786	1,253,131,689

* Including accumulated undistributed net investment income (loss)	$6,075,082	6,076,213

112	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2016	2015	2016	2015	2016	2015	2016	2015

10,461,243	29,461,486	12,038,936	30,383,353	9,792,314	23,110,824	2,194,586	4,563,453
(1,388,724)	45,159,319	(1,238,870)	40,803,250	(696,606)	26,024,425	(178,611)	3,569,843
71,660,216	(114,508,201)	63,580,180	(114,940,278)	40,672,871	(83,872,399)	9,394,063	(16,575,308)

80,732,735	(39,887,396)	74,380,246	(43,753,675)	49,768,579	(34,737,150)	11,410,038	(8,442,012)

2,886	(16,262,901)	3,056	(15,356,422)	(124)	(11,494,948)	932	(3,346,440)
—	(102,550)	(2)	(150,306)	102	(245,372)	—	—
(5)	(5,115,117)	602	(3,873,757)	(148)	(3,530,956)	—	—
—	(103,993)	—	(88,600)	—	(124,750)	—	—
(265)	(2,859,317)	(3,240)	(3,164,242)	1,095	(4,559,346)	—	—
—	(181,325)	—	(273,045)	—	(275,582)	—	(61,783)
—	(623,435)	—	(623,319)	—	(588,596)	—	(150,704)
—	(45,233)	—	(42,229)	—	(76,366)	—	—

2,616	(25,293,871)	416	(23,571,920)	925	(20,895,916)	932	(3,558,927)

—	(5,644,898)	—	(6,307,830)	—	(4,399,908)	—	(1,140,130)
—	(116,567)	—	(172,180)	—	(197,152)	—	—
—	(1,823,272)	—	(1,657,060)	—	(1,380,182)	—	—
—	(69,037)	—	(74,114)	—	(81,338)	—	—
—	(833,688)	—	(1,103,249)	—	(1,491,737)	—	—
—	(86,573)	—	(150,755)	—	(128,873)	—	(28,022)
—	(244,546)	—	(282,370)	—	(245,887)	—	(56,127)
—	(14,205)	—	(15,892)	—	(26,019)	—	—

—	(8,832,786)	—	(9,763,450)	—	(7,951,096)	—	(1,224,279)

2,616	(34,126,657)	416	(33,335,370)	925	(28,847,012)	932	(4,783,206)

1,177,557,939	402,057,595	1,049,521,785	440,762,045	607,560,093	308,918,180	136,228,807	112,071,335
(2,913)	34,017,474	(777)	33,274,539	(997)	28,815,210	(981)	4,694,470

1,177,555,026	436,075,069	1,049,521,008	474,036,584	607,559,096	337,733,390	136,227,826	116,765,805
(1,186,697,642)	(294,605,766)	(1,001,718,940)	(233,982,138)	(559,757,524)	(170,412,474)	(104,959,451)	(41,683,241)

(9,142,616)	141,469,303	47,802,068	240,054,446	47,801,572	167,320,916	31,268,375	75,082,564

71,592,735	67,455,250	122,182,730	162,965,401	97,571,076	103,736,754	42,679,345	61,857,346

2,066,349,800	1,998,894,550	2,047,171,415	1,884,206,014	1,483,853,438	1,380,116,684	318,285,456	256,428,110

2,137,942,535	2,066,349,800	2,169,354,145	2,047,171,415	1,581,424,514	1,483,853,438	360,964,801	318,285,456

20,142,412	9,678,553	22,383,568	10,344,216	13,388,899	3,595,660	3,304,190	1,108,672

See accompanying notes to financial statements.	113

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small and mid-capitalization companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “LifePath Funds.” Effective November 2, 2015, each LifePath Fund invests its assets primarily in a combination of equity (including real estate investment trusts) and bond exchange-traded funds (“ETFs”) and a money market fund (the “LifePath Underlying Funds”) in proportion to each Fund’s own comprehensive investment strategy. The LifePath Funds attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the LifePath Fund’s name, except for the LifePath Retirement Fund which is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

The performance of a LifePath Fund is directly affected by the performance of its LifePath Underlying Funds. In addition, the LifePath Funds, through their investments in the LifePath Underlying Funds, are subject to the risks of the LifePath Underlying Funds. As of June 30, 2016 the LifePath Funds invested 25% or more of their total assets in the following LifePath Underlying Funds:

Fund	iShares Russell 1000 ETF	iShares Core U.S. Aggregate Bond ETF
LifePath Retirement Fund	—	50.80%
LifePath 2020 Fund	28.28%	41.74%
LifePath 2030 Fund	39.25%	—
LifePath 2040 Fund	48.39%	—
LifePath 2050 Fund	50.20%	—

Financial statements for the LifePath Underlying Funds noted in the preceding table are available, without charge, on the SEC’s website at “http://www.sec.gov.”

Through October 30, 2015, the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds invested all of their assets in separate series of unaffiliated mutual funds called the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (collectively defined as the “Master Portfolios”), respectively. Each Master Portfolio invested in a combination of equity, fixed income and short-term money market funds (the “Master Portfolio Underlying Funds”). The Master Portfolio Underlying Funds included the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio, collectively defined as the “Underlying Master Portfolios.”

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Premier, Class B and Legacy Class B. The LifePath 2050 Fund offers four classes of shares: Class A, Premier, Class R-1 and Class R-2. Effective May 1, 2015, Class B shares and Legacy Class B shares are no longer available for purchase by new investors or by existing shareholders. Fund shareholders who own Class B shares or Legacy Class B shares may continue to exchange those shares for Class B or Legacy Class B shares of other Funds but may not purchase new Class B or Legacy Class B shares after May 1, 2015. Except for new investments in the Money Market Fund, Class A and Premier shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A and Premier shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A and Premier shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Premier shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to Class A or Premier shares depending upon the value of the account and related accounts at the time of conversion eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans and defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Effective May 23, 2016, Legacy Class A shares were renamed Premier shares. Premier shares are available to shareholders with account balance(s) equal to or greater than $100,000. Specifically, effective May 23, 2016:

•	Legacy Class A shareholders with account balance(s) in Legacy Class A and/or Class A shares with a total value equal to or greater than $100,000 converted to Premier shares.

•	Legacy Class A shareholders with account balance(s) in Legacy Class A and/or Class A shares with a total value less than $100,000 converted to Class A shares.

•	Class A shareholders with account balance(s) in Class A shares with a total value equal to or greater than $100,000 converted to Premier shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Premier shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2016, the Tax Advantaged Bond Fund had commitments of $11,947,756 (representing 2.09% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and ETFs traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$539,218,101	$—	$—	$539,218,101
Short-term Investments	15,633,681	—	—	15,633,681
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	260,167,394	—	—	260,167,394
Short-term Investments	6,040,284	—	—	6,040,284
International Equity Fund					—	—	—	—
Common Stocks (a)	—	128,378,695	—	128,378,695
Preferred Stocks (a)	—	26,401	—	26,401
Short-term Investments	4,758,287	—	—	4,758,287
S&P 500 Index Fund					(159,944)	—	—	(159,944)
Common Stocks (a)	1,201,136,388	—	—	1,201,136,388
Short-term Investments	46,728,207	—	—	46,728,207
Small Cap Index Fund					(81,965)	—	—	(81,965)
Common Stocks (a)	422,481,077	39,298	37,781	422,558,156
Short-term Investments	7,920,536	—	—	7,920,536
International Index Fund					58,097	—	—	58,097
Common Stocks (a)	—	246,007,935	0	246,007,935
Preferred Stocks (a)	—	1,270,559	—	1,270,559
Short-term Investments	383,284	—	—	383,284
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	363,837,375	—	—	363,837,375
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	611,098,748	—	611,098,748
Agency Commercial Mortgage-Backed Securities	—	72,514,002	—	72,514,002
Agency Mortgage-Backed Securities	—	36,069,580	—	36,069,580
Agency Notes & Bonds		7,541,300		7,541,300
U.S. Treasury Obligations	—	112,122,874	—	112,122,874
Short-term Investments	41,695,122	—	—	41,695,122

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$539,517,925	$—	$539,517,925
Short-term Investments	37,778,190	—	—	37,778,190
Money Market Fund					—	—	—	—
Short-term Investments	156	381,044,183	—	381,044,339
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,275,496,772	—	—	1,275,496,772
Short-term Investments	208,725	—	—	208,725
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,137,087,261	—	—	2,137,087,261
Short-term Investments	1,516,367	—	—	1,516,367
LifePath 2030 Fund					—	—	—	—
Exchange-Traded Funds	2,167,693,795	—	—	2,167,693,795
Short-term Investments	4,754,483	—	—	4,754,483
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,578,102,035	—	—	1,578,102,035
Short-term Investments	3,701,323	—	—	3,701,323
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	360,378,508	—	—	360,378,508
Short-term Investments	1,290,500	—	—	1,290,500

There were no transfers of securities between Level 1 and Level 2 as of June 30, 2016 as compared to December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$4,307
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	21,578
Purchases	—
Issuances	—
Sales	—
Transfers in	11,896
Transfers out	—

Balance as of June 30, 2016	$37,781

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

For the Small Cap Index Fund, the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2016 was $(48,311).

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the six months ended June 30, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015 or for the six months ended June 30, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Investments in Master Portfolios

Through October 30, 2015, all assets of each LifePath Fund were invested in a corresponding Master Portfolio. After the close of business on October 30, 2015, each LifePath Fund withdrew all assets, receiving cash and securities in-kind, from its corresponding Master Portfolio in order to invest primarily in ETFs.

After the close of business on October 30, 2015, each LifePath Fund received distributions of cash and securities from its corresponding Master Portfolio with the market values and taxable and non-taxable amounts noted in the table below.

Fund	Market Value of Cash and Securities Received In-Kind after the close of business on October 30, 2015	Non-taxable Distributions of Cash and Securities Received In-Kind after the close of business on October 30, 2015	Taxable Distributions of Cash and Securities Received In-Kind after the close of business on October 30, 2015
LifePath Retirement Fund	$1,267,730,139	$1,267,205,107	$525,032
LifePath 2020 Fund	2,083,001,572	2,083,001,572	—
LifePath 2030 Fund	2,050,340,736	2,050,340,736	—
LifePath 2040 Fund	1,488,025,053	1,488,025,053	—
LifePath 2050 Fund	312,108,486	312,108,486	—

As a result of receiving cash and securities in-kind from the corresponding Master Portfolio, each LifePath Fund’s net unrealized appreciation (depreciation) changed. In addition, for LifePath Retirement Fund, net realized gain (loss) changed. Each LifePath Fund’s change in net unrealized appreciation (depreciation) and net realized gain (loss), and the corresponding offsetting change to Paid-in-Capital, is noted in the table below.

Fund	Change in Net Unrealized Appreciation (Depreciation)	Change in Net Realized Gain (Loss)	Change in Paid-in-Capital
LifePath Retirement Fund	$(25,416,397)	$525,032	$24,891,365
LifePath 2020 Fund	27,919,201	—	(27,919,201)
LifePath 2030 Fund	14,154,774	—	(14,154,774)
LifePath 2040 Fund	515,969	—	(515,969)
LifePath 2050 Fund	(4,934,772)	—	4,934,772

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

As of June 30, 2016, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value

		Variation Margin;			Variation Margin;

S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$159,944	(a)

Total			$—			$159,944

		Variation Margin;			Variation Margin;

Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$81,965	(a)

Total			$—			$81,965

		Variation Margin;			Variation Margin;

International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$58,097	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$58,097			$—

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2016, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
S&P 500 Index Fund	Stock Index Futures Contracts	$(260,101)	$—	$190,753	$—
Small Cap Index Fund	Stock Index Futures Contracts	(1,304,029)	—	(84,660)	—
International Index Fund	Forward Foreign Currency Contracts	—	235,128	—	50,398
International Index Fund	Stock Index Futures Contracts	(706,164)	—	(97,028)	—

As of June 30, 2016, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Forward Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar Amount of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar Amount of Contracts Sold
S&P 500 Index Fund	483	$49,280,686	—	$—	—	$—
Small Cap Index Fund	91	10,240,895	—	—	—	—
International Index Fund	146	8,137,614	—	—	6	3,593,744

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2016.

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2015, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2015, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2016.

As of June 30, 2016, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$477,453,050	$93,155,359	$(15,756,627)	$77,398,732
Small/Mid Cap Equity Fund	247,187,328	35,294,331	(16,273,981)	19,020,350
International Equity Fund	120,186,638	20,492,629	(7,515,884)	12,976,745
S&P 500 Index Fund	784,416,834	485,742,035	(22,294,274)	463,447,761
Small Cap Index Fund	360,057,665	121,655,399	(51,234,372)	70,421,027
International Index Fund	226,617,606	66,587,028	(45,542,856)	21,044,172
Equity and Bond Fund	317,338,885	46,498,490	—	46,498,490
Bond Fund	840,711,071	41,673,437	(1,342,882)	40,330,555
Tax Advantaged Bond Fund	542,545,893	34,750,222	—	34,750,222
Money Market Fund	381,044,339	—	—	—
LifePath Retirement Fund	1,249,016,377	35,642,958	(8,953,838)	26,689,120
LifePath 2020 Fund	2,087,535,887	70,882,583	(19,814,842)	51,067,741
LifePath 2030 Fund	2,127,464,116	75,030,168	(30,046,006)	44,984,162
LifePath 2040 Fund	1,556,609,360	53,137,569	(27,943,571)	25,193,998
LifePath 2050 Fund	358,717,686	9,289,813	(6,338,491)	2,951,322

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2015, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2015, if not applied, the carryforwards will expire as follows:

		Year of Expiration			Non Expiring
	Utilized in 2015	2016	2017	2018	Short-term	Long-term	Total Capital Loss Carryforwards
International Equity Fund	$2,108,371	$—	$1,253,931	$2,909,152	$—	$—	$4,163,083
S&P 500 Index Fund	10,639,756	—	—	—	—	—	—
International Index Fund	—	5,140,621	7,747,891	4,077,752	—	10,787,338	27,753,602
Bond Fund	498,523	—	—	—	—	—	—
Tax Advantaged Bond Fund	24,560	—	—	—	1,255,272	601,649	1,856,921
LifePath Retirement Fund	—	—	—	—	13,000,975	1,276,014	14,276,989

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2015, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$48,809	$7,259,594	$86,054,458	$—	$93,362,861
Small/Mid Cap Equity Fund	19,006	1,326,724	13,026,189	—	14,371,919
International Equity Fund	13,577	—	15,765,857	(5,047,146)	10,732,288
S&P 500 Index Fund	1,100,758	127,838	437,588,751	—	438,817,347
Small Cap Index Fund	213,236	1,607,886	76,008,414	(26,005)	77,803,531
International Index Fund	110,946	—	33,318,711	(29,168,421)	4,261,236
Equity and Bond Fund	69,705	12,047,965	37,552,902	—	49,670,572
Bond Fund	404	118,711	4,132,552	—	4,251,667
Tax Advantaged Bond Fund	—	—	21,625,945	(1,856,921)	19,769,024
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	6,076,213	—	(18,069,828)	(14,276,989)	(26,270,604)
LifePath 2020 Fund	9,678,553	42,763,002	(19,943,008)	—	32,498,547
LifePath 2030 Fund	10,344,216	42,690,909	(17,592,110)	—	35,443,015
LifePath 2040 Fund	3,595,660	29,580,769	(14,802,431)	—	18,373,998
LifePath 2050 Fund	1,108,672	5,735,803	(6,219,061)	—	625,414

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2015 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, and nondeductible start-up expenses.

From November 1, 2015 through December 31, 2015, the International Equity Fund incurred $884,063 in realized losses, the Small Cap Index Fund incurred $26,005 in specified losses and the International Index Fund incurred $137,851 in specified losses and $1,276,968 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2016.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2015, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Equity Fund	$—	$(170)	$—	$170
Small/Mid Cap Equity Fund	—	(46,446)	—	46,446
International Equity Fund	2	(248,693)	—	248,691
S&P 500 Index Fund	3	(862,456)	—	862,453
Small Cap Index Fund	—	(6,898)	—	6,898
International Index Fund	(75)	156,907	—	(156,832)
Equity and Bond Fund	—	(3,504)	—	3,504
LifePath Retirement Fund	12,058,913	(16,107,120)	—	4,048,207
LifePath 2020 Fund	34,053,605	(38,256,069)	—	4,202,464
LifePath 2030 Fund	19,064,702	(20,904,692)	—	1,839,990
LifePath 2040 Fund	11,521,032	(11,244,239)	—	(276,793)
LifePath 2050 Fund	(4,916,743)	4,800,871	—	115,872

The tax character of distributions was designated as follows for the year ended December 31, 2015.

2015	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Small/Mid Cap Equity Fund	$—	$752,892	$10,366,485	$11,119,377
Small Cap Index Fund	—	3,717,144	20,524,933	24,242,077
Bond Fund	—	19,315,864	535,951	19,851,815
Tax Advantaged Bond Fund	12,818,937	9,112	—	12,828,049
LifePath Retirement Fund	—	17,502,761	3,060,696	20,563,457
LifePath 2020 Fund	—	28,699,141	5,427,516	34,126,657
LifePath 2030 Fund	—	26,126,822	7,208,548	33,335,370
LifePath 2040 Fund	—	22,545,113	6,301,899	28,847,012
LifePath 2050 Fund	—	3,695,646	1,087,560	4,783,206

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statement of Changes in Net Assets for the year ended December 31, 2015.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%

Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%

International Equity Fund	0.80%	LifePath Retirement Fund (c) (d)	0.28% on the first $5 billion

S&P 500 Index Fund (a) (b)	0.13% on the first $500 million		0.24% on the next $10 billion

	0.12% on the next $250 million		0.21% on amounts exceeding $15 billion

	0.11% on the next $250 million	LifePath 2020 Fund (c) (d)	0.28% on the first $5 billion

	0.085% on the next $2 billion		0.24% on the next $10 billion

	0.06% on amounts exceeding $3 billion		0.21% on amounts exceeding $15 billion

Small Cap Index Fund (a) (b)	0.15% on the first $150 million	LifePath 2030 Fund (c) (d)	0.28% on the first $5 billion

	0.13% on the next $850 million		0.24% on the next $10 billion

	0.105% on the next $2 billion		0.21% on amounts exceeding $15 billion

	0.08% on amounts exceeding $3 billion	LifePath 2040 Fund (c) (d)	0.28% on the first $5 billion

International Index Fund (a) (b)	0.16% on the first $150 million		0.24% on the next $10 billion

	0.14% on the next $850 million		0.21% on amounts exceeding $15 billion

	0.115% on the next $2 billion	LifePath 2050 Fund (c) (d)	0.28% on the first $5 billion

	0.09% on amounts exceeding $3 billion		0.24% on the next $10 billion

Equity and Bond Fund	None		0.21% on amounts exceeding $15 billion

Bond Fund	0.10%

(a)     Through April 30, 2016, the investment advisory and management services fees for the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund were 0.18%, 0.33% and 0.48%, respectively.

(b)     For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: Large Cap Equity Index Fund of the State Farm Variable Product Trust and the S&P 500 Index Fund; Small Cap Equity Index Fund of the State Farm Variable Product Trust and the Small Cap Index Fund; International Equity Index Fund of the State Farm Variable Product Trust and the International Index Fund.

(c)     Through October 30, 2015, the investment advisory and management services fee was 0.70%.

(d)     The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the LifePath Funds, S&P 500 Index Fund and, effective May 7, 2016, the Small Cap Index Fund and International Index Fund. Effective May 7, 2016, Northern Trust Investments, Inc. (“Northern Trust”) ceased serving as investment sub-adviser to the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross and BlackRock determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2016, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

					Northern		Northern
	Bridgeway	Westwood	Rainier (a)	Marsico	Cross	BlackRock	Trust
Equity Fund	$532,451	$446,802	$—	$—	$—	$—	$—
Small/Mid Cap Equity Fund	368,749	—	366,898	—	—	—	—
International Equity Fund	—	—	—	163,467	195,340	—	—
S&P 500 Index Fund	—	—	—	—	—	99,596	—
Small Cap Index Fund (b)	—	—	—	—	—	21,963	124,380
International Index Fund (b)	—	—	—	—	—	17,382	82,179
LifePath Retirement Fund	—	—	—	—	—	166,735	—
LifePath 2020 Fund	—	—	—	—	—	277,513	—
LifePath 2030 Fund	—	—	—	—	—	275,898	—
LifePath 2040 Fund	—	—	—	—	—	199,660	—
LifePath 2050 Fund	—	—	—	—	—	44,280	—

Total Sub-Advisory Fees	$901,200	$446,802	$366,898	$163,467	$195,340	$1,103,027	$206,559

(a) A majority of the outstanding voting securities of Rainier Investment Management, LLC was acquired by Manning & Napier Group, LLC on April 30, 2016.

(b)     Effective May 7, 2016, Northern Trust ceased serving as investment sub-adviser to the Small Cap Index Fund and International Index Fund. Effective May 7, 2016, BlackRock began sub-advising the Small Cap Index Fund and International Index Fund.

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Premier	Legacy Class B	Class R-1	Class R-2
Small Cap Index Fund (a)	0.25%	0.80%	0.25%	0.65%	0.50%	0.30%
Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
LifePath 2030 Fund (a)	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
LifePath 2040 Fund (a)	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

(a)     Through September 30, 2015, the distribution and service (12b-1) fees for the Class B shares of the Small Cap Index Fund, LifePath 2030 Fund and LifePath 2040 Fund were 0.95% of average daily net assets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2016, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$11,553,327	Tax Advantaged Bond Fund	$18,498,470

Small/Mid Cap Equity Fund	11,040,069	Money Market Fund	17,429,763

International Equity Fund	8,331,709	LifePath Retirement Fund	20,285,654

S&P 500 Index Fund	33,178,845	LifePath 2020 Fund	39,188,476

Small Cap Index Fund	17,310,971	LifePath 2030 Fund	30,618,027

International Index Fund	12,411,641	LifePath 2040 Fund	21,625,648

Equity and Bond Fund	13,651,747	LifePath 2050 Fund	2,509,735

Bond Fund	22,437,165	TOTAL	$280,071,247

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. Effective May 21, 2016, the Premier shares of each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.15% of average daily net assets. Prior to May 21, 2016, the Premier shares of each Fund were the Legacy Class A shares and, except for the Equity and Bond Fund, paid SFIMC a fee of 0.25% of average daily net assets. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Premier, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Reduction Agreements

For all Funds, SFIMC has contractually agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average daily net assets (“expense reimbursement threshold” or “ERT”) indicated in the table below, excluding acquired fund fees and expenses. The ERTs in the table are based on applicable maximum possible fees and expenses. Any increase or decrease in 12b-1 distribution fees for a share class of a Fund will increase or decrease the applicable ERT by a corresponding amount. With respect to the Equity and Bond Fund, SFIMC has contractually agreed to reimburse all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. SFIMC may not discontinue these agreements to reimburse each class before April 30, 2017, without the consent of the Board. Prior-year reimbursements and waivers, if any, are not subject to recapture. Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund (a)	1.20%	1.90%	1.10%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund (a)	1.40%	2.10%	1.30%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund (a)	1.50%	2.20%	1.40%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund (b) (c)	0.73%	1.43%	0.63%	1.13%	0.48%	1.05%	0.85%	0.55%
Small Cap Index Fund (c) (d) (e)	0.75%	1.30%	0.65%	1.15%	0.50%	1.07%	0.87%	0.57%
International Index Fund (c) (f)	0.86%	1.56%	0.76%	1.26%	0.61%	1.18%	0.98%	0.68%
Equity and Bond Fund (a)	0.25%	0.95%	0.15%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund (a)	0.70%	1.10%	0.60%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund (a)	0.70%	1.10%	0.60%	1.10%
Money Market Fund (a)	0.60%	1.00%	0.50%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund (g) (h) (i)	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2020 Fund (g) (i) (j)	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2030 Fund (g) (i) (k)	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2040 Fund (g) (i) (k)	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2050 Fund (l)	0.88%		0.78%			1.20%	1.00%

(a)     Through May 20, 2016, the ERT for the Premier shares of the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund was 1.20%, 1.40%, 1.50%, 0.25%, 0.70%, 0.70% and 0.60%, respectively.

(b)     Through April 30, 2016, the ERT for the S&P 500 Index Fund Class A, Class B, Legacy Class B, Institutional, Class R-1, Class R-2, and Class R-3 was 0.78%, 1.48%, 1.18%, 0.53%, 1.10%, 0.90% and 0.60%.

(c)     Through April 30, 2016, the ERT for the Premier shares of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund was 0.78%, 0.93%. and 1.18%. From May 1, 2016 to May 20, 2016, the ERT for the Premier shares of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund was 0.73%, 0.75% and 0.86%.

(d)     Through April 30, 2016, the ERT for Small Cap Index Fund Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 0.93%, 1.33%, 0.68%, 1.25%, 1.05%, and 0.75%.

(e)     For the period January 1, 2015 through September 30, 2015, the ERT for Small Cap Index Fund Class B was 1.63% of average daily net assets. For the period October 1, 2015 through April 30, 2016, the ERT for Small Cap Index Fund Class B was 1.48%.

(f)      Through April 30, 2016, the ERT for International Index Fund Class A, Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 1.18%, 1.88%, 1.58%, 0.93%, 1.50%, 1.30% and 1.00%.

(g)     Through October 30, 2015, the ERT for Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, in LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was 1.23%, 1.63%, 0.98%, 1.55%, 1.35% and 1.05%, respectively.

(h)     For the period January 1, 2015 through October 30, 2015, the ERT for LifePath Retirement Fund Class B was 1.93% of average daily net assets.

(i)      Through October 30, 2015, the ERT for the Premier shares of each of the LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was 1.23%. From November 1, 2015 to May 20, 2016, the ERT for the Premier shares of each of the LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was 0.88%.

(j)      Through October 30, 2015, the ERT for LifePath 2020 Fund Class B was 1.93% of average daily net assets.

(k)     For the period January 1, 2015 through September 30, 2015, the ERT for the Class B shares of both the LifePath 2030 Fund and LifePath 2040 Fund was 1.93% of average daily net assets. For the period October 1, 2015 through October 30, 2015, the ERT for the Class B shares of both the LifePath 2030 Fund and LifePath 2040 Fund was 1.43% of average daily net assets.

(l)      Through October 30, 2015, the ERT for LifePath 2050 Fund Class A, Class R-1 and Class R-2 was 1.23%, 1.55% and 1.35%, respectively.

Effective May 21, 2016, to ensure that the Premier shares of the Equity and Bond Fund are subject to a shareholder services fee of 0.15% of average daily net assets of the Equity and Bond Fund through its investment in the Institutional shares of the Equity Fund and Bond Fund, SFIMC agreed to waive

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

fees in the amount of 0.10% of the average daily net assets of Equity and Bond Fund Premier shares. This SFIMC waiver may be terminated by SFIMC with 60 days notice to the Trust.

Through October 30, 2015, SFIMC contractually agreed to reimburse an additional 0.07% of each LifePath Fund’s average daily net assets on an annual basis. This reimbursement is reflected in the expense reimbursement thresholds shown in footnotes (g), (h), (i), (j), (k) and (l) in the preceding table.

SFIMC and VP Management Corp. have agreed to waive their fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero. This arrangement is voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

Through October 30, 2015, BlackRock contractually agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the advisory fees and administration fees, if any, received by BlackRock or BlackRock Advisors, LLC (“BAL”), an affiliate of BlackRock and administrator to certain of the Master Portfolio Underlying Funds, from each investment company in which the Master Portfolios and Underlying Master Portfolios invested.

Through October 30, 2015, BlackRock also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock received from the Master Portfolios in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that were paid by the Master Portfolios. Through October 30, 2015, BAL contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio to BAL in an amount equal to the independent expenses that were paid by this Underlying Master Portfolio. Through October 30, 2015, BAL also contractually agreed to provide an offsetting credit against the investment advisory fees paid by the CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses paid by this Underlying Master Portfolio.

Through October 30, 2015, BAL agreed to voluntarily waive a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the Master Portfolios, which were not to exceed 0.35% of the average daily net assets of each Master Portfolio.

Related Party Disclosure

As of June 30, 2016, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Small/Mid Cap Equity Fund	10.61%	80.72%	21.44%	70.06%	—	33.87%	10.45%	47.30%
International Equity Fund	23.16%	92.12%	39.73%	91.56%	18.54%	51.04%	23.60%	70.62%
Small Cap Index Fund	—	80.38%	20.65%	75.93%	—	34.41%	13.39%	54.49%
International Index Fund	10.56%	85.07%	20.80%	85.61%	—	40.46%	13.87%	60.94%
Equity and Bond Fund	—	79.28%	10.86%	76.88%	—	34.01%	15.58%	69.06%
Bond Fund	—	52.95%	—	—	—	28.13%	—	51.22%
LifePath 2050 Fund	—		—			11.48%	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2016.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

8.	Investment Transactions

For the six months ended June 30, 2016, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)		Sales/Maturities (excluding U.S. Government Obligations)		Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Equity Fund	$129,018,241		$113,418,961		$—	$—
Small/Mid Cap Equity Fund	135,120,238		140,729,734		—	—
International Equity Fund	84,543,724		79,899,502		—	—
S&P 500 Index Fund	83,303,928		22,377,615		—	—
Small Cap Index Fund	69,906,028		62,819,003		—	—
International Index Fund	18,392,293		6,261,210		—	—
Equity and Bond Fund	32,900,000		1,350,000		—	—
Bond Fund	45,148,502		14,544,099		15,309,375	11,000,000
Tax Advantaged Bond Fund	24,657,685		7,453,611		—	—
LifePath Retirement Fund	58,717,176	(a)	79,134,703	(a)	—	—
LifePath 2020 Fund	90,486,817	(a)	88,742,592	(a)	—	—
LifePath 2030 Fund	126,928,847	(a)	64,333,211	(a)	—	—
LifePath 2040 Fund	89,591,510	(a)	31,135,003	(a)	—	—
LifePath 2050 Fund	40,921,612	(a)	7,112,182	(a)	—	—

(a)     Purchases and sales relate primarily to investments in iShares ETFs. BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

Cross trades for the six months ended June 30, 2016 were executed by the S&P 500 Index Fund pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

9.	Fund Share Transactions

At June 30, 2016, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class (effective May 23, 2016, Legacy Class A shares were renamed Premier shares):

Six months ended June 30, 2016 (Since commencement of investment operations on May 16, 2016 for the LifePath 2050 Fund Premier Shares):

	Class A Dollar Amounts				Class A Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$91,426,666	$(541)	$97,765,604	$(6,339,479)	10,165,262	(58)	10,863,226	(698,022)
Small/Mid Cap Equity Fund	49,962,829	(413)	53,542,919	(3,580,503)	4,752,922	(37)	5,086,392	(333,507)
International Equity Fund	17,419,980	(29)	23,478,612	(6,058,661)	1,703,268	(3)	2,294,793	(591,528)
S&P 500 Index Fund	362,006,188	(548)	374,014,459	(12,008,819)	23,471,734	(35)	24,204,715	(733,016)
Small Cap Index Fund	107,086,855	375	69,105,905	37,981,325	7,548,739	26	4,867,582	2,681,183
International Index Fund	47,719,901	(175)	57,321,732	(9,602,006)	4,481,197	(15)	5,375,374	(894,192)
Equity and Bond Fund	91,464,216	415,007	108,609,339	(16,730,116)	8,352,492	37,728	9,896,921	(1,506,701)
Bond Fund	134,151,537	3,856,954	336,674,743	(198,666,252)	11,753,257	338,029	29,445,230	(17,353,944)
Tax Advantaged Bond Fund	59,980,916	3,446,895	401,385,940	(337,958,129)	4,969,921	285,524	33,203,519	(27,948,074)
Money Market Fund	235,683,793	—	297,630,625	(61,946,832)	235,683,793	—	297,630,625	(61,946,832)
LifePath Retirement Fund	198,373,719	2,176,529	664,365,060	(463,814,812)	16,680,800	180,533	55,754,681	(38,893,348)
LifePath 2020 Fund	364,625,353	(2,906)	863,047,594	(498,425,147)	26,574,004	(213)	62,728,843	(36,155,052)
LifePath 2030 Fund	365,582,385	(2,858)	715,516,924	(349,937,397)	25,645,123	(196)	50,004,745	(24,359,818)
LifePath 2040 Fund	283,326,473	(16)	318,932,921	(35,606,464)	19,333,874	(1)	21,692,693	(2,358,820)
LifePath 2050 Fund	50,810,222	(981)	100,121,226	(49,311,985)	5,145,582	(97)	9,967,568	(4,822,083)

	Class B Dollar Amounts				Class B Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$210	$—	$326,074	$(325,864)	23	—	36,997	(36,974)
Small/Mid Cap Equity Fund	2,768	—	265,166	(262,398)	312	—	27,937	(27,625)
International Equity Fund	—	—	137,266	(137,266)	—	—	14,058	(14,058)
S&P 500 Index Fund	40,705	—	1,190,444	(1,149,739)	2,625	—	78,141	(75,516)
Small Cap Index Fund	1,095	—	306,290	(305,195)	88	—	22,586	(22,498)
International Index Fund	1,448	—	266,872	(265,424)	145	—	25,369	(25,224)
Equity and Bond Fund	7,564	522	303,538	(295,452)	719	47	27,834	(27,068)
Bond Fund	41,365	49,243	522,476	(431,868)	3,658	4,312	45,921	(37,951)
Tax Advantaged Bond Fund	16,022	25,305	3,891,693	(3,850,366)	1,327	2,095	321,678	(318,256)
Money Market Fund	152,761	—	233,585	(80,824)	152,761	—	233,585	(80,824)
LifePath Retirement Fund	36,002	9,098	1,597,011	(1,551,911)	3,094	742	134,377	(130,541)
LifePath 2020 Fund	43,326	—	3,753,690	(3,710,364)	3,201	—	278,148	(274,947)
LifePath 2030 Fund	20,438	2	4,208,092	(4,187,652)	1,419	1	298,898	(297,478)
LifePath 2040 Fund	66,170	(71)	4,389,737	(4,323,638)	4,588	(5)	305,137	(300,554)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$87,934,283	$(1,718)	$81,267,060	$6,665,505	9,345,097	(177)	8,638,578	706,342
Small/Mid Cap Equity Fund	48,408,555	(6)	45,887,545	2,521,004	4,692,986	(1)	4,457,784	235,201
International Equity Fund	20,059,189	—	15,530,243	4,528,946	1,936,867	—	1,501,128	435,739
S&P 500 Index Fund	353,520,183	(18)	307,722,145	45,798,020	22,682,414	(1)	19,762,374	2,920,039
Small Cap Index Fund	64,878,692	20	101,371,650	(36,492,938)	4,600,430	1	7,199,882	(2,599,451)
International Index Fund	52,767,410	29	41,095,193	11,672,246	4,946,123	3	3,855,519	1,090,607
Equity and Bond Fund	105,130,926	476,078	71,807,632	33,799,372	9,475,704	42,813	6,478,388	3,040,129
Bond Fund	316,761,033	1,833,239	83,078,521	235,515,751	27,656,214	159,614	7,253,146	20,562,682
Tax Advantaged Bond Fund	388,026,627	1,234,759	18,222,099	371,039,287	32,143,480	101,827	1,508,099	30,737,208
Money Market Fund	171,789,109	—	80,024,465	91,764,644	171,789,109	—	80,024,465	91,764,644
LifePath Retirement Fund	594,277,395	2,779,705	155,043,293	442,013,807	48,579,333	223,567	12,684,373	36,118,527
LifePath 2020 Fund	785,427,370	(272)	293,403,615	492,023,483	57,160,287	(20)	21,364,560	35,795,707
LifePath 2030 Fund	650,794,055	(1,127)	258,696,184	392,096,744	45,272,636	(79)	18,020,049	27,252,508
LifePath 2040 Fund	281,735,534	111	207,577,723	74,157,922	19,036,196	(2,345)	14,036,733	4,997,118
LifePath 2050 Fund	79,665,402	—	1,042,323	78,623,079	7,894,914	—	102,392	7,792,522

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,400	$—	$872,858	$(864,458)	947	—	94,532	(93,585)
Small/Mid Cap Equity Fund	(105)	(4)	533,638	(533,747)	(9)	(1)	57,926	(57,936)
International Equity Fund	—	—	132,259	(132,259)	—	—	13,214	(13,214)
S&P 500 Index Fund	94,514	(16)	3,387,175	(3,292,677)	6,060	(1)	221,160	(215,101)
Small Cap Index Fund	(157)	(8)	1,136,620	(1,136,785)	(9)	(1)	85,017	(85,027)
International Index Fund	—	—	372,152	(372,152)	—	—	35,337	(35,337)
Equity and Bond Fund	8,646	8,224	834,826	(817,956)	791	738	75,995	(74,466)
Bond Fund	12,129	29,894	610,833	(568,810)	1,075	2,614	53,577	(49,888)
Tax Advantaged Bond Fund	—	1,473	485,524	(484,051)	—	122	40,197	(40,075)
Money Market Fund	223,394	—	418,187	(194,793)	223,394	—	418,186	(194,792)
LifePath Retirement Fund	10,195	10,310	1,125,933	(1,105,428)	843	825	93,046	(91,378)
LifePath 2020 Fund	22,822	—	3,103,835	(3,081,013)	1,658	—	228,284	(226,626)
LifePath 2030 Fund	—	—	2,615,991	(2,615,991)	—	—	185,511	(185,511)
LifePath 2040 Fund	17,899	—	2,302,776	(2,284,877)	1,260	—	158,685	(157,425)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$29,747,741	$412	$3,253,826	$26,494,327	3,304,497	44	362,740	2,941,801
Small/Mid Cap Equity Fund	3,278,830	(9,550)	4,223,035	(953,755)	308,500	(855)	397,140	(89,495)
International Equity Fund	1,333,143	(291)	1,319,859	12,993	130,633	(27)	128,734	1,872
S&P 500 Index Fund	22,087,193	(1,611)	13,338,712	8,746,870	1,445,317	(103)	865,050	580,164
Small Cap Index Fund	4,669,346	324	5,207,817	(538,147)	333,917	21	369,291	(35,353)
International Index Fund	3,331,798	(133)	3,314,150	17,515	313,400	(12)	309,136	4,252
Equity and Bond Fund	3,698,696	163,541	3,107,127	755,110	340,002	14,841	287,865	66,978
Bond Fund	18,935,686	1,406,887	8,721,798	11,620,775	1,664,071	123,154	768,157	1,019,068
Money Market Fund	30,689,541	1,190	25,383,290	5,307,441	30,689,541	1,190	25,383,290	5,307,441
LifePath Retirement Fund	10,494,580	569,593	9,313,068	1,751,105	868,113	45,991	773,734	140,370
LifePath 2020 Fund	14,135,758	265	14,162,347	(26,324)	1,030,499	20	1,033,474	(2,955)
LifePath 2030 Fund	17,185,494	3,206	11,686,771	5,501,929	1,208,769	218	823,403	385,584
LifePath 2040 Fund	28,901,900	(1,021)	16,847,544	12,053,335	1,977,617	2,259	1,154,035	825,841

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$393,134	$—	$344,263	$48,871	43,764	—	38,575	5,189
Small/Mid Cap Equity Fund	322,337	—	318,889	3,448	33,080	—	33,017	63
International Equity Fund	189,333	—	205,956	(16,623)	19,199	—	20,351	(1,152)
S&P 500 Index Fund	2,355,647	—	1,341,559	1,014,088	154,526	—	88,143	66,383
Small Cap Index Fund	515,210	—	358,021	157,189	37,282	—	25,736	11,546
International Index Fund	262,833	—	213,455	49,378	24,605	—	20,345	4,260
Equity and Bond Fund	453,867	5,287	179,400	279,754	42,141	487	17,002	25,626
Bond Fund	889,173	24,918	540,653	373,438	78,287	2,180	47,554	32,913
Money Market Fund	2,103,423	—	1,321,641	781,782	2,103,423	—	1,321,641	781,782
LifePath Retirement Fund	1,918,526	22,460	1,229,577	711,409	163,208	1,846	102,919	62,135
LifePath 2020 Fund	3,986,108	—	3,923,408	62,700	294,290	—	288,974	5,316
LifePath 2030 Fund	5,843,244	—	4,202,038	1,641,206	415,821	—	301,430	114,391
LifePath 2040 Fund	5,216,761	—	3,927,614	1,289,147	361,840	—	270,947	90,893
LifePath 2050 Fund	2,684,014	—	1,183,388	1,500,626	272,518	—	121,240	151,278

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,697,654	$—	$2,681,680	$(984,026)	191,553	—	304,895	(113,342)
Small/Mid Cap Equity Fund	952,740	—	1,124,434	(171,694)	94,583	—	115,887	(21,304)
International Equity Fund	300,552	—	745,708	(445,156)	29,800	—	75,182	(45,382)
S&P 500 Index Fund	3,957,394	—	2,806,714	1,150,680	259,960	—	185,452	74,508
Small Cap Index Fund	896,010	—	898,899	(2,889)	64,449	—	66,225	(1,776)
International Index Fund	864,132	—	927,683	(63,551)	81,877	—	87,789	(5,912)
Equity and Bond Fund	1,037,637	20,099	761,229	296,507	96,139	1,847	70,904	27,082
Bond Fund	3,036,911	101,907	1,730,429	1,408,389	265,539	8,921	151,902	122,558
Money Market Fund	4,776,653	—	4,486,167	290,486	4,776,653	—	4,486,167	290,486
LifePath Retirement Fund	3,582,275	98,807	2,623,539	1,057,543	296,286	7,946	216,405	87,827
LifePath 2020 Fund	9,042,683	—	5,146,047	3,896,636	667,564	—	380,255	287,309
LifePath 2030 Fund	9,696,180	—	4,689,713	5,006,467	691,582	—	330,931	360,651
LifePath 2040 Fund	7,555,248	—	5,306,050	2,249,198	520,932	—	368,068	152,864
LifePath 2050 Fund	3,069,169	—	2,612,514	456,655	308,104	—	263,531	44,573

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$168,646	$—	$370,640	$(201,994)	18,435	—	41,214	(22,779)
Small/Mid Cap Equity Fund	122,142	—	215,684	(93,542)	11,510	—	20,927	(9,417)
International Equity Fund	53,423	—	124,181	(70,758)	5,238	—	12,280	(7,042)
S&P 500 Index Fund	686,234	—	129,060	557,174	44,268	—	8,779	35,489
Small Cap Index Fund	158,452	—	246,506	(88,054)	11,190	—	17,876	(6,686)
International Index Fund	100,405	—	151,665	(51,260)	9,389	—	14,248	(4,859)
Equity and Bond Fund	145,348	2,443	782	147,009	13,512	224	72	13,664
Bond Fund	250,828	11,152	142,730	119,250	22,016	975	12,674	10,317
Money Market Fund	218,089	10	437,229	(219,130)	218,089	10	437,229	(219,130)
LifePath Retirement Fund	151,825	9,587	221,282	(59,870)	12,581	775	18,189	(4,833)
LifePath 2020 Fund	274,519	—	157,106	117,413	20,079	—	11,339	8,740
LifePath 2030 Fund	399,989	—	103,227	296,762	28,088	—	7,300	20,788
LifePath 2040 Fund	740,108	—	473,159	266,949	50,133	—	32,054	18,079

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2016 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares).

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Premier	Class A Share Amounts from Premier	Class A Dollar Amounts from Legacy Class B	Class A Share Amounts from Legacy Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2
Equity Fund	$173,334	19,687	$75,487,859	8,378,231	$65,125	7,149	$41,977	4,573
Small/Mid Cap Equity Fund	171,783	16,828	41,777,693	3,956,221	44,034	4,104	63,934	5,893
International Equity Fund	86,801	8,720	14,165,410	1,380,644	9,829	973	6,828	656
S&P 500 Index Fund	733,727	48,397	283,815,018	18,322,467	295,547	18,837	643,144	40,654
Small Cap Index Fund	196,101	14,207	94,545,616	6,644,105	87,813	5,962	82,440	5,574
International Index Fund	164,228	15,664	37,067,899	3,470,777	33,827	3,243	221,830	20,426
Equity and Bond Fund	155,700	14,200	65,857,366	5,997,939	77,189	6,948	12,251	1,100
Bond Fund	253,545	22,290	71,600,200	6,258,759	43,487	3,755	1,961	170
Tax Advantaged Bond Fund	21,876	1,807	9,740,962	805,705	1,223	101	—	—
Money Market Fund	73,588	73,588	42,721,783	42,721,783	8,803	8,803	11,826	11,826
LifePath Retirement Fund	874,523	73,978	129,557,307	10,850,696	66,795	5,525	25,294	2,085
LifePath 2020 Fund	2,114,463	155,441	253,591,396	18,402,859	275,634	19,773	99,307	7,083
LifePath 2030 Fund	2,404,665	170,166	232,566,618	16,218,035	230,317	15,906	478,594	32,691
LifePath 2040 Fund	2,390,293	165,756	194,901,726	13,222,641	194,113	13,054	277,632	18,386
LifePath 2050 Fund	—	—	—	—	—	—	947,718	91,567

Fund	Premier Dollar Amounts from Class A	Premier Share Amounts from Class A	Premier Dollar Amounts from Legacy Class B	Premier Share Amounts from Legacy Class B
Equity Fund	$84,270,849	8,951,634	$555,563	59,944
Small/Mid Cap Equity Fund	46,154,843	4,469,512	285,254	28,823
International Equity Fund	19,289,909	1,861,175	81,904	8,045
S&P 500 Index Fund	335,009,259	21,476,316	2,060,296	136,187
Small Cap Index Fund	60,131,673	4,258,388	708,482	52,234
International Index Fund	50,340,620	4,715,755	240,016	22,872
Equity and Bond Fund	99,956,883	9,009,049	502,525	45,926
Bond Fund	304,346,041	26,575,759	438,598	38,526
Tax Advantaged Bond Fund	376,958,209	31,229,309	16,529	1,370
Money Market Fund	134,011,995	134,011,995	83,748	83,748
LifePath Retirement Fund	580,286,510	47,438,149	619,907	51,363
LifePath 2020 Fund	765,321,966	55,680,642	1,787,405	132,441
LifePath 2030 Fund	630,824,268	43,875,200	1,561,380	111,358
LifePath 2040 Fund	269,540,756	18,198,640	1,494,389	103,788
LifePath 2050 Fund	78,024,205	7,734,221	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund	Class R-1 Dollar Amounts from Premier	Class R-1 Share Amounts from Premier	Class R-2 Dollar Amounts from Premier	Class R-2 Share Amounts from Premier	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1	Class R-3 Dollar Amounts from Institutional	Class R-3 Share Amounts from Institutional
Equity Fund	$31,600	3,446	$29,338	3,206	$102,606	11,650	$105,097	11,374
Small/Mid Cap Equity Fund	15,623	1,541	13,225	1,267	70,535	7,245	39,730	3,645
International Equity Fund	3,716	357	934	89	23,273	2,331	—	—
S&P 500 Index Fund	109,377	6,936	83,293	5,305	210,147	14,149	—	—
Small Cap Index Fund	1,563	107	17,544	1,202	64,296	4,731	—	—
International Index Fund	480	44	6,532	594	43,236	4,152	—	—
Equity and Bond Fund	3,982	364	125,937	11,470	47,910	4,586	30,906	2,807
Bond Fund	36,078	3,143	77,376	6,752	74,123	6,575	73,934	6,440
Tax Advantaged Bond Fund	—	—	—	—	—	—	—	—
Money Market Fund	22,976	22,976	52,169	52,169	12,951	12,951	4,389	4,389
LifePath Retirement Fund	13,509	1,116	14,543	1,175	506,572	41,291	—	—
LifePath 2020 Fund	30,127	2,172	124,130	8,937	1,856,866	136,200	—	—
LifePath 2030 Fund	75,384	5,202	94,252	6,478	1,635,044	116,288	—	—
LifePath 2040 Fund	34,467	2,304	34,182	2,274	1,480,000	101,586	16,258	1,059
LifePath 2050 Fund	—	—	—	—	331,087	32,456	—	—

Year ended December 31, 2015 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares):

	Class A Dollar Amounts				Class A Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$40,320,134	$8,644,948	$20,291,751	$28,673,331	4,069,187	931,576	2,047,726	2,953,037
Small/Mid Cap Equity Fund	22,652,719	3,352,227	14,834,760	11,170,186	1,912,639	307,546	1,260,712	959,473
International Equity Fund	10,666,570	78,350	6,833,016	3,911,904	958,590	7,412	623,932	342,070
S&P 500 Index Fund	169,206,122	7,770,072	62,309,951	114,666,243	10,821,997	500,648	3,995,960	7,326,685
Small Cap Index Fund	27,879,957	5,802,086	13,445,687	20,236,356	1,709,789	391,238	829,727	1,271,300
International Index Fund	25,586,150	1,374,530	10,477,056	16,483,624	2,160,793	123,389	891,537	1,392,645
Equity and Bond Fund	52,267,864	2,608,204	18,621,383	36,254,685	4,669,572	236,372	1,673,558	3,232,386
Bond Fund	114,103,382	9,248,859	67,196,292	56,155,949	10,094,249	818,282	5,943,851	4,968,680
Tax Advantaged Bond Fund	85,030,582	8,992,847	73,275,990	20,747,439	7,177,125	758,520	6,193,400	1,742,245
Money Market Fund	367,160,728	—	333,038,987	34,121,741	367,160,729	—	333,038,988	34,121,741
LifePath Retirement Fund	225,729,967	13,854,746	138,461,075	101,123,638	18,554,125	1,165,609	11,432,092	8,287,642
LifePath 2020 Fund	318,824,902	21,831,544	183,833,579	156,822,867	22,534,368	1,608,797	13,039,594	11,103,571
LifePath 2030 Fund	339,955,745	21,613,310	140,850,688	220,718,367	22,897,626	1,522,057	9,517,483	14,902,200
LifePath 2040 Fund	202,649,409	15,853,342	85,496,406	133,006,345	13,118,592	1,079,821	5,547,907	8,650,506
LifePath 2050 Fund	101,823,226	4,425,218	36,867,395	69,381,049	9,658,046	439,780	3,519,034	6,578,792

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$219,927	$171,323	$536,168	$(144,918)	22,287	18,561	54,441	(13,593)
Small/Mid Cap Equity Fund	94,067	100,703	647,919	(453,149)	8,433	9,971	58,887	(40,483)
International Equity Fund	51,440	—	199,007	(147,567)	4,649	—	18,285	(13,636)
S&P 500 Index Fund	897,410	76,199	2,920,642	(1,947,033)	57,004	4,875	185,855	(123,976)
Small Cap Index Fund	199,882	139,791	882,994	(543,321)	12,354	9,661	55,316	(33,301)
International Index Fund	153,652	15,866	696,466	(526,948)	12,817	1,420	58,519	(44,282)
Equity and Bond Fund	493,105	40,141	660,053	(126,807)	44,072	3,646	58,865	(11,147)
Bond Fund	331,588	120,201	1,258,881	(807,092)	29,089	10,632	111,335	(71,614)
Tax Advantaged Bond Fund	163,144	59,305	640,628	(418,179)	13,686	5,003	54,217	(35,528)
Money Market Fund	333,387	—	502,373	(168,986)	333,387	—	502,373	(168,986)
LifePath Retirement Fund	661,111	91,854	3,306,542	(2,553,577)	53,289	7,702	269,517	(208,526)
LifePath 2020 Fund	1,618,572	219,012	6,946,511	(5,108,927)	114,186	16,223	494,870	(364,461)
LifePath 2030 Fund	2,308,396	322,609	8,912,610	(6,281,605)	154,693	22,792	604,138	(426,653)
LifePath 2040 Fund	2,352,554	442,256	9,055,000	(6,260,190)	151,462	30,250	589,584	(407,872)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,448,214	$6,975,939	$11,122,043	$4,302,110	821,014	719,162	1,082,432	457,744
Small/Mid Cap Equity Fund	4,548,921	2,917,520	6,426,209	1,040,232	393,015	273,689	556,587	110,117
International Equity Fund	1,525,883	45,487	3,354,374	(1,783,004)	136,839	4,259	304,366	(163,268)
S&P 500 Index Fund	32,034,519	6,753,975	41,673,431	(2,884,937)	2,038,379	432,669	2,653,233	(182,185)
Small Cap Index Fund	8,920,643	8,569,756	14,656,924	2,833,475	552,518	582,984	909,084	226,418
International Index Fund	5,430,565	1,102,249	6,564,641	(31,827)	461,705	99,033	555,804	4,934
Equity and Bond Fund	7,365,642	1,813,703	10,801,624	(1,622,279)	653,165	162,696	955,152	(139,291)
Bond Fund	8,181,575	3,028,999	13,865,916	(2,655,342)	722,026	267,641	1,226,129	(236,462)
Tax Advantaged Bond Fund	4,214,744	1,020,615	14,177,664	(8,942,305)	356,245	86,225	1,197,865	(755,395)
Money Market Fund	31,894,024	—	33,310,385	(1,416,361)	31,894,023	—	33,310,384	(1,416,361)
LifePath Retirement Fund	18,505,970	4,078,266	38,479,585	(15,895,349)	1,485,899	335,129	3,099,231	(1,278,203)
LifePath 2020 Fund	28,454,794	6,915,437	48,570,399	(13,200,168)	2,017,929	511,121	3,454,201	(925,151)
LifePath 2030 Fund	29,107,316	5,520,018	36,375,014	(1,747,680)	1,954,803	387,898	2,447,609	(104,908)
LifePath 2040 Fund	24,471,506	4,910,702	24,037,084	5,345,124	1,577,707	333,151	1,555,909	354,949

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$187,514	$383,396	$2,569,523	$(1,998,613)	18,243	39,607	249,145	(191,295)
Small/Mid Cap Equity Fund	158,177	146,752	1,366,182	(1,061,253)	14,703	14,959	127,187	(97,525)
International Equity Fund	38,211	—	348,772	(310,561)	3,412	—	31,726	(28,314)
S&P 500 Index Fund	638,313	219,319	8,573,653	(7,716,021)	40,293	13,916	540,409	(486,200)
Small Cap Index Fund	234,602	353,558	2,994,714	(2,406,554)	15,128	24,621	188,223	(148,474)
International Index Fund	138,554	26,755	1,127,632	(962,323)	11,375	2,389	94,155	(80,391)
Equity and Bond Fund	168,760	91,581	2,157,128	(1,896,787)	14,872	8,208	190,246	(167,166)
Bond Fund	191,334	83,369	1,771,070	(1,496,367)	16,728	7,354	155,866	(131,784)
Tax Advantaged Bond Fund	12,607	4,477	162,764	(145,680)	1,069	378	13,722	(12,275)
Money Market Fund	848,676	—	1,335,796	(487,120)	848,676	—	1,335,795	(487,119)
LifePath Retirement Fund	273,202	70,209	3,551,757	(3,208,346)	21,605	5,742	282,861	(255,514)
LifePath 2020 Fund	689,071	172,779	6,899,835	(6,037,985)	48,280	12,676	485,922	(424,966)
LifePath 2030 Fund	713,970	162,668	6,353,135	(5,476,497)	47,426	11,392	425,704	(366,886)
LifePath 2040 Fund	685,179	206,060	5,516,148	(4,624,909)	43,491	13,923	353,116	(295,702)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$27,367,011	$3,825,708	$5,696,426	$25,496,293	2,777,638	410,037	575,708	2,611,967
Small/Mid Cap Equity Fund	5,866,219	1,743,475	5,725,169	1,884,525	482,833	155,808	474,281	164,360
International Equity Fund	3,056,427	72,240	2,525,193	603,474	271,149	6,771	229,950	47,970
S&P 500 Index Fund	35,267,248	2,983,224	18,856,507	19,393,965	2,240,367	190,500	1,203,354	1,227,513
Small Cap Index Fund	9,972,402	4,434,852	8,295,350	6,111,904	609,638	296,811	507,040	399,409
International Index Fund	7,454,393	783,650	4,885,656	3,352,387	625,667	70,220	418,106	277,781
Equity and Bond Fund	7,891,444	720,485	4,241,552	4,370,377	707,816	65,114	379,114	393,816
Bond Fund	51,349,137	2,766,291	23,712,718	30,402,710	4,549,131	244,811	2,108,142	2,685,800
Money Market Fund	71,033,925	4,145	60,976,365	10,061,705	71,033,924	4,145	60,976,365	10,061,704
LifePath Retirement Fund	18,959,385	1,836,752	15,282,026	5,514,111	1,522,379	150,878	1,232,981	440,276
LifePath 2020 Fund	25,952,559	3,687,086	23,267,823	6,371,822	1,826,233	270,893	1,645,733	451,393
LifePath 2030 Fund	34,389,635	4,268,841	20,791,006	17,867,470	2,292,180	298,461	1,389,218	1,201,423
LifePath 2040 Fund	52,761,392	6,061,528	30,033,681	28,789,239	3,383,726	409,262	1,930,894	1,862,094

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,174,361	$151,218	$1,086,633	$238,946	118,838	16,278	108,711	26,405
Small/Mid Cap Equity Fund	890,520	93,611	573,610	410,521	79,672	9,071	51,484	37,259
International Equity Fund	395,458	—	273,588	121,870	36,012	—	25,176	10,836
S&P 500 Index Fund	3,731,216	99,527	2,842,966	987,777	237,902	6,384	179,885	64,401
Small Cap Index Fund	783,914	111,772	915,018	(19,332)	48,240	7,552	55,643	149
International Index Fund	708,586	22,844	780,295	(48,865)	59,781	2,045	65,093	(3,267)
Equity and Bond Fund	745,613	33,801	475,301	304,113	67,339	3,104	42,740	27,703
Bond Fund	850,861	51,337	961,367	(59,169)	75,037	4,539	85,168	(5,592)
Money Market Fund	4,252,023	—	3,267,133	984,890	4,252,022	—	3,267,133	984,889
LifePath Retirement Fund	2,960,568	91,382	2,575,648	476,302	242,330	7,662	211,580	38,412
LifePath 2020 Fund	9,112,278	264,197	6,447,342	2,929,133	648,796	19,556	459,762	208,590
LifePath 2030 Fund	13,036,794	423,284	6,670,313	6,789,765	885,299	29,956	450,023	465,232
LifePath 2040 Fund	10,497,775	404,455	4,349,490	6,552,740	684,902	27,683	283,540	429,045
LifePath 2050 Fund	4,052,277	76,907	2,096,064	2,033,120	384,009	7,622	197,981	193,650

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,802,271	$949,839	$4,314,012	$1,438,098	483,583	102,464	434,139	151,908
Small/Mid Cap Equity Fund	2,623,690	425,093	2,250,374	798,409	228,208	40,065	193,035	75,238
International Equity Fund	1,161,830	3,150	1,557,451	(392,471)	104,775	298	138,701	(33,628)
S&P 500 Index Fund	8,247,228	341,250	5,591,827	2,996,651	529,860	22,016	359,524	192,352
Small Cap Index Fund	2,494,725	428,255	1,967,681	955,299	152,596	28,878	119,479	61,995
International Index Fund	3,432,076	119,584	1,816,456	1,735,204	289,812	10,754	154,965	145,601
Equity and Bond Fund	2,266,036	116,963	1,853,299	529,700	203,520	10,713	167,054	47,179
Bond Fund	3,348,984	182,022	1,664,413	1,866,593	296,918	16,124	147,615	165,427
Money Market Fund	6,989,968	—	6,074,945	915,023	6,989,968	—	6,074,945	915,023
LifePath Retirement Fund	8,406,084	356,360	6,579,003	2,183,441	675,666	29,237	526,919	177,984
LifePath 2020 Fund	16,156,380	867,981	16,315,520	708,841	1,146,710	64,200	1,156,658	54,252
LifePath 2030 Fund	20,280,176	905,689	12,101,174	9,084,691	1,369,855	63,871	813,320	620,406
LifePath 2040 Fund	14,280,527	834,483	11,418,587	3,696,423	926,945	56,845	730,189	253,601
LifePath 2050 Fund	6,195,832	192,345	2,719,782	3,668,395	584,276	19,044	252,960	350,360

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$168,205	$95,832	$1,012,733	$(748,696)	17,153	10,249	100,602	(73,200)
Small/Mid Cap Equity Fund	311,046	61,877	215,692	157,231	26,187	5,595	18,393	13,389
International Equity Fund	125,058	2,242	293,247	(165,947)	11,803	210	26,425	(14,412)
S&P 500 Index Fund	555,554	40,136	352,465	243,225	36,259	2,568	22,750	16,077
Small Cap Index Fund	252,721	63,581	141,059	175,243	15,466	4,253	8,538	11,181
International Index Fund	119,149	15,370	82,988	51,531	10,221	1,376	7,144	4,453
Equity and Bond Fund	61,377	8,289	36,304	33,362	5,566	757	3,236	3,087
Bond Fund	307,875	23,417	226,510	104,782	27,227	2,071	20,108	9,190
Money Market Fund	205,855	122	425,750	(219,773)	205,855	122	425,750	(219,773)
LifePath Retirement Fund	402,479	34,738	355,286	81,931	32,010	2,853	28,750	6,113
LifePath 2020 Fund	1,249,039	59,438	2,324,757	(1,016,280)	87,880	4,374	163,289	(71,035)
LifePath 2030 Fund	970,013	58,120	1,928,198	(900,065)	65,433	4,062	128,217	(58,722)
LifePath 2040 Fund	1,219,838	102,384	506,078	816,144	78,299	6,839	32,161	52,977

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the year ended December 31, 2015 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares).

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Premier Dollar Amounts from Legacy Class B	Premier Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$218,252	21,885	$532,891	52,622	$1,527,096	147,487	$802,019	79,480
Small/Mid Cap Equity Fund	286,064	24,016	440,976	35,921	845,373	72,637	223,129	19,421
International Equity Fund	95,708	8,580	228,251	19,606	259,344	23,115	89,191	8,115
S&P 500 Index Fund	1,436,455	91,439	579,669	36,461	5,740,542	363,921	1,215,390	76,948
Small Cap Index Fund	483,888	29,415	179,964	10,600	1,986,812	121,742	401,232	23,830
International Index Fund	417,823	34,788	129,963	10,308	780,892	65,448	329,159	26,831
Equity and Bond Fund	266,286	23,691	158,413	13,898	1,462,637	129,076	241,291	21,501
Bond Fund	419,754	37,001	66,136	5,798	1,255,454	110,355	564,002	50,085
Tax Advantaged Bond Fund	54,657	4,629	—	—	98,233	8,253	—	—
Money Market Fund	98,945	98,945	61,556	61,556	335,263	335,263	694,189	694,189
LifePath Retirement Fund	1,620,462	132,377	579,146	46,627	2,232,171	178,308	1,186,006	93,708
LifePath 2020 Fund	3,588,198	252,321	3,654,980	251,944	4,662,319	329,301	2,489,692	174,411
LifePath 2030 Fund	4,525,962	303,894	1,056,727	68,917	4,307,882	288,529	2,511,079	167,439
LifePath 2040 Fund	4,651,952	299,905	1,152,817	71,856	3,811,863	244,363	1,480,544	95,828
LifePath 2050 Fund	—	—	477,731	43,519	—	—	778,527	73,435

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

(1)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)	Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund’s share classes for the past five years, or if the performance information is not available for these periods, since the share class’ inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (h)	$9.17	$0.03	$0.06	$0.09	$—	$—	$—
Year ended 12/31/2015	9.73	0.05	0.03	0.08	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.62	0.05	1.25	1.30	(0.06)	(0.13)	(0.19)
Year ended 12/31/2013	6.53	0.04	2.09	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.69	0.07	0.84	0.91	(0.07)	—	(0.07)
Year ended 12/31/2011	5.78	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Class B Shares
Six months ended 6/30/2016 (h)	9.12	(0.01)	0.06	0.05	—	—	—
Year ended 12/31/2015	9.68	(0.01)	0.03	0.02	—	(0.58)	(0.58)
Year ended 12/31/2014	8.59	(0.02)	1.24	1.22	—	(0.13)	(0.13)
Year ended 12/31/2013	6.53	(0.02)	2.08	2.06	—	—	—
Year ended 12/31/2012	5.68	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2011	5.77	—	(0.09)	(0.09)	—	—	—
Premier Shares (i)
Six months ended 6/30/2016 (h)	9.58	0.03	0.06	0.09	—	—	—
Year ended 12/31/2015	10.12	0.06	0.03	0.09	(0.05)	(0.58)	(0.63)
Year ended 12/31/2014	8.96	0.05	1.29	1.34	(0.05)	(0.13)	(0.18)
Year ended 12/31/2013	6.79	0.04	2.17	2.21	(0.04)	—	(0.04)
Year ended 12/31/2012	5.90	0.07	0.88	0.95	(0.06)	—	(0.06)
Year ended 12/31/2011	5.99	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 6/30/2016 (h)	9.56	0.01	0.06	0.07	—	—	—
Year ended 12/31/2015	10.10	0.02	0.02	0.04	—	(0.58)	(0.58)
Year ended 12/31/2014	8.93	0.01	1.29	1.30	—	(0.13)	(0.13)
Year ended 12/31/2013	6.77	0.01	2.15	2.16	—	—	—
Year ended 12/31/2012	5.88	0.04	0.88	0.92	(0.03)	—	(0.03)
Year ended 12/31/2011	5.96	0.02	(0.10)	(0.08)	—	—	—
Institutional Shares
Six months ended 6/30/2016 (h)	9.22	0.04	0.06	0.10	—	—	—
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.08)	(0.58)	(0.66)
Year ended 12/31/2014	8.65	0.07	1.25	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.06	2.09	2.15	(0.06)	—	(0.06)
Year ended 12/31/2012	5.71	0.08	0.85	0.93	(0.08)	—	(0.08)
Year ended 12/31/2011	5.80	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 6/30/2016 (h)	9.18	0.01	0.06	0.07	—	—	—
Year ended 12/31/2015	9.73	0.02	0.04	0.06	(0.03)	(0.58)	(0.61)
Year ended 12/31/2014	8.63	0.02	1.23	1.25	(0.02)	(0.13)	(0.15)
Year ended 12/31/2013	6.53	0.01	2.09	2.10	—	—	—
Year ended 12/31/2012	5.69	0.05	0.84	0.89	(0.05)	—	(0.05)
Year ended 12/31/2011	5.78	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)
Class R-2 Shares
Six months ended 6/30/2016 (h)	9.16	0.02	0.06	0.08	—	—	—
Year ended 12/31/2015	9.71	0.04	0.03	0.07	(0.04)	(0.58)	(0.62)
Year ended 12/31/2014	8.60	0.04	1.24	1.28	(0.04)	(0.13)	(0.17)
Year ended 12/31/2013	6.52	0.03	2.08	2.11	(0.03)	—	(0.03)
Year ended 12/31/2012	5.68	0.06	0.84	0.90	(0.06)	—	(0.06)
Year ended 12/31/2011	5.77	0.03	(0.08)	(0.05)	(0.04)	—	(0.04)
Class R-3 Shares
Six months ended 6/30/2016 (h)	9.24	0.03	0.06	0.09	—	—	—
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.65	0.06	1.26	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.05	2.08	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.70	0.08	0.86	0.94	(0.08)	—	(0.08)
Year ended 12/31/2011	5.79	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2011.

(c)	Net investment income distribution represents less than $0.01 per share for Legacy Class B shares in 2014 and Class B and Legacy Class B shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Net investment income represents less than 0.005% per share for Class B shares in 2011.

(h)	Unaudited.

142	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e) (g)	Expenses (e)	Net investment income (loss) (e) (g)	Portfolio turnover rate (e)

$9.26	0.98%	$131.7	1.15%	0.58%	1.15%	0.58%	44%
9.17	0.74	136.9	1.15	0.54	1.15	0.54	52
9.73	14.95	116.4	1.16	0.52	1.16	0.52	51
8.62	32.63	83.3	1.17	0.48	1.17	0.48	69
6.53	15.93	52.4	1.18	1.06	1.18	1.06	56
5.69	(0.79)	38.0	1.18	0.71	1.18	0.71	43

9.17	0.55	2.5	1.85	(0.12)	1.85	(0.12)	44
9.12	0.17	2.8	1.85	(0.14)	1.85	(0.14)	52
9.68	14.13	3.2	1.86	(0.17)	1.86	(0.17)	51
8.59	31.55	2.8	1.86	(0.21)	1.86	(0.21)	69
6.53	15.35	5.1	1.88	0.34	1.88	0.34	56
5.68	(1.53)	4.3	1.88	0.00	1.88	0.00	43

9.67	0.94	120.6	1.12	0.60	1.12	0.60	44
9.58	0.84	112.7	1.15	0.56	1.15	0.56	52
10.12	14.88	114.5	1.16	0.53	1.16	0.53	51
8.96	32.50	102.1	1.17	0.47	1.17	0.47	69
6.79	16.14	79.1	1.18	1.03	1.18	1.03	56
5.90	(0.82)	69.4	1.18	0.70	1.18	0.70	43

9.63	0.84	5.8	1.55	0.18	1.55	0.18	44
9.56	0.36	6.6	1.55	0.18	1.55	0.18	52
10.10	14.53	8.9	1.56	0.14	1.56	0.14	51
8.93	31.91	10.0	1.57	0.07	1.57	0.07	69
6.77	15.62	9.9	1.58	0.60	1.58	0.60	56
5.88	(1.29)	11.7	1.58	0.27	1.58	0.27	43

9.32	1.08	276.1	0.90	0.83	0.90	0.83	44
9.22	1.06	246.1	0.90	0.80	0.90	0.80	52
9.77	15.24	235.2	0.91	0.78	0.91	0.78	51
8.65	32.74	205.4	0.92	0.72	0.92	0.72	69
6.56	16.28	153.4	0.93	1.29	0.93	1.29	56
5.71	(0.57)	130.2	0.93	0.95	0.93	0.95	43

9.25	0.76	2.5	1.47	0.26	1.47	0.26	44
9.18	0.54	2.4	1.47	0.23	1.47	0.23	52
9.73	14.45	2.3	1.48	0.21	1.48	0.21	51
8.63	32.16	2.1	1.48	0.16	1.48	0.16	69
6.53	15.61	2.7	1.50	0.73	1.50	0.73	56
5.69	(1.16)	2.2	1.50	0.38	1.50	0.38	43

9.24	0.87	13.8	1.27	0.46	1.27	0.46	44
9.16	0.70	14.8	1.27	0.43	1.27	0.43	52
9.71	14.85	14.2	1.28	0.40	1.28	0.40	51
8.60	32.35	11.2	1.29	0.36	1.29	0.36	69
6.52	15.82	9.9	1.30	0.95	1.30	0.95	56
5.68	(0.94)	7.5	1.30	0.57	1.30	0.57	43

9.33	0.97	1.3	0.97	0.77	0.97	0.77	44
9.24	1.10	1.5	0.97	0.75	0.97	0.75	52
9.77	15.15	2.3	0.98	0.71	0.98	0.71	51
8.65	32.55	2.2	0.98	0.65	0.98	0.65	69
6.56	16.42	2.3	1.00	1.22	1.00	1.22	56
5.70	(0.66)	1.8	1.00	0.87	1.00	0.87	43

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (g)	$10.79	$—	$0.04	$0.04	$—	$—	$—
Year ended 12/31/2015	11.81	0.02	(0.59)	(0.57)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.71	(0.03)	0.57	0.54	—	(1.44)	(1.44)
Year ended 12/31/2013	10.49	(0.05)	3.62	3.57	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.99	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.24	(0.02)	(0.23)	(0.25)	—	—	—
Class B Shares
Six months ended 6/30/2016 (g)	10.00	(0.03)	0.04	0.01	—	—	—
Year ended 12/31/2015	11.04	(0.06)	(0.54)	(0.60)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.04	(0.10)	0.54	0.44	—	(1.44)	(1.44)
Year ended 12/31/2013	10.02	(0.11)	3.45	3.34	—	(1.32)	(1.32)
Year ended 12/31/2012	8.65	(0.02)	1.39	1.37	—	—	—
Year ended 12/31/2011	8.95	(0.08)	(0.22)	(0.30)	—	—	—
Premier Shares (h)
Six months ended 6/30/2016 (g)	10.55	0.01	0.03	0.04	—	—	—
Year ended 12/31/2015	11.55	0.02	(0.57)	(0.55)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.46	(0.03)	0.56	0.53	—	(1.44)	(1.44)
Year ended 12/31/2013	10.31	(0.05)	3.55	3.50	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.83	0.05	1.43	1.48	—	—	—
Year ended 12/31/2011	9.07	(0.02)	(0.22)	(0.24)	—	—	—
Legacy Class B Shares
Six months ended 6/30/2016 (g)	9.71	(0.01)	0.03	0.02	—	—	—
Year ended 12/31/2015	10.70	(0.03)	(0.52)	(0.55)	—	(0.44)	(0.44)
Year ended 12/31/2014	11.69	(0.08)	0.53	0.45	—	(1.44)	(1.44)
Year ended 12/31/2013	9.75	(0.09)	3.35	3.26	—	(1.32)	(1.32)
Year ended 12/31/2012	8.39	0.01	1.35	1.36	—	—	—
Year ended 12/31/2011	8.65	(0.06)	(0.20)	(0.26)	—	—	—
Institutional Shares
Six months ended 6/30/2016 (g)	11.08	0.02	0.04	0.06	—	—	—
Year ended 12/31/2015	12.11	0.05	(0.60)	(0.55)	(0.04)	(0.44)	(0.48)
Year ended 12/31/2014	12.96	—	0.59	0.59	—	(1.44)	(1.44)
Year ended 12/31/2013	10.68	(0.02)	3.68	3.66	(0.06)	(1.32)	(1.38)
Year ended 12/31/2012	9.13	0.08	1.47	1.55	—	—	—
Year ended 12/31/2011	9.35	—	(0.22)	(0.22)	—	—	—
Class R-1 Shares
Six months ended 6/30/2016 (g)	10.21	(0.01)	0.04	0.03	—	—	—
Year ended 12/31/2015	11.22	(0.02)	(0.55)	(0.57)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.18	(0.07)	0.55	0.48	—	(1.44)	(1.44)
Year ended 12/31/2013	10.11	(0.09)	3.48	3.39	—	(1.32)	(1.32)
Year ended 12/31/2012	8.69	0.02	1.40	1.42	—	—	—
Year ended 12/31/2011	8.96	(0.05)	(0.22)	(0.27)	—	—	—
Class R-2 Shares
Six months ended 6/30/2016 (g)	10.50	—	0.04	0.04	—	—	—
Year ended 12/31/2015	11.50	—	(0.56)	(0.56)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.43	(0.05)	0.56	0.51	—	(1.44)	(1.44)
Year ended 12/31/2013	10.29	(0.06)	3.54	3.48	(0.02)	(1.32)	(1.34)
Year ended 12/31/2012	8.83	0.04	1.42	1.46	—	—	—
Year ended 12/31/2011	9.08	(0.03)	(0.22)	(0.25)	—	—	—
Class R-3 Shares
Six months ended 6/30/2016 (g)	10.95	0.01	0.05	0.06	—	—	—
Year ended 12/31/2015	11.97	0.04	(0.59)	(0.55)	(0.03)	(0.44)	(0.47)
Year ended 12/31/2014	12.84	(0.01)	0.58	0.57	—	(1.44)	(1.44)
Year ended 12/31/2013	10.59	(0.03)	3.65	3.62	(0.05)	(1.32)	(1.37)
Year ended 12/31/2012	9.06	0.07	1.46	1.53	—	—	—
Year ended 12/31/2011	9.29	(0.01)	(0.22)	(0.23)	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class A and Class R-2 shares in 2016, Class R-2 shares in 2015 and Institutional shares in 2014 and 2011.

(c)	Net investment income distribution represents less than $0.01 per share for Class R-2 shares in 2015.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

144	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$10.83	0.37%	$90.0	1.39%	0.08%	1.39%	0.08%	107%
10.79	(4.82)	93.2	1.39	0.14	1.39	0.14	120
11.81	4.13	90.7	1.40	(0.26)	1.40	(0.26)	102
12.71	34.04	80.2	1.40	(0.41)	1.40	(0.41)	116
10.49	16.69	50.4	1.40	0.55	1.42	0.53	91
8.99	(2.71)	39.3	1.40	(0.23)	1.43	(0.26)	86

10.01	0.10	10.9	2.09	(0.61)	2.09	(0.61)	107
10.00	(5.46)	11.2	2.09	(0.55)	2.09	(0.55)	120
11.04	3.54	12.8	1.98	(0.84)	1.98	(0.84)	102
12.04	33.33	13.6	1.90	(0.91)	1.90	(0.91)	116
10.02	15.84	10.9	2.10	(0.18)	2.12	(0.20)	91
8.65	(3.35)	9.4	2.10	(0.94)	2.13	(0.97)	86

10.59	0.38	93.7	1.36	0.11	1.36	0.11	107
10.55	(4.77)	90.8	1.39	0.14	1.39	0.14	120
11.55	4.13	98.1	1.39	(0.26)	1.39	(0.26)	102
12.46	33.92	98.1	1.40	(0.42)	1.40	(0.42)	116
10.31	16.76	75.7	1.40	0.52	1.42	0.50	91
8.83	(2.65)	65.9	1.40	(0.24)	1.43	(0.27)	86

9.73	0.21	9.4	1.79	(0.31)	1.79	(0.31)	107
9.71	(5.17)	10.0	1.79	(0.25)	1.79	(0.25)	120
10.70	3.73	12.0	1.79	(0.66)	1.79	(0.66)	102
11.69	33.42	14.2	1.80	(0.82)	1.80	(0.82)	116
9.75	16.21	12.8	1.80	0.07	1.82	0.05	91
8.39	(3.01)	13.4	1.80	(0.66)	1.83	(0.69)	86

11.14	0.63	43.9	1.14	0.33	1.14	0.33	107
11.08	(4.56)	44.7	1.14	0.39	1.14	0.39	120
12.11	4.44	46.8	1.14	(0.01)	1.14	(0.01)	102
12.96	34.25	45.1	1.15	(0.16)	1.15	(0.16)	116
10.68	16.98	32.4	1.15	0.79	1.17	0.77	91
9.13	(2.35)	26.2	1.15	0.01	1.18	(0.02)	86

10.24	0.29	3.4	1.71	(0.24)	1.71	(0.24)	107
10.21	(5.11)	3.4	1.71	(0.18)	1.71	(0.18)	120
11.22	3.83	3.3	1.71	(0.58)	1.71	(0.58)	102
12.18	33.53	3.7	1.72	(0.74)	1.72	(0.74)	116
10.11	16.34	3.2	1.72	0.17	1.74	0.15	91
8.69	(3.01)	3.0	1.72	(0.56)	1.75	(0.59)	86

10.54	0.38	11.5	1.51	(0.04)	1.51	(0.04)	107
10.50	(4.88)	11.7	1.51	0.03	1.51	0.03	120
11.50	3.98	11.9	1.52	(0.38)	1.52	(0.38)	102
12.43	33.78	10.5	1.52	(0.52)	1.52	(0.52)	116
10.29	16.53	9.1	1.52	0.45	1.54	0.43	91
8.83	(2.75)	6.4	1.52	(0.38)	1.55	(0.41)	86

11.01	0.55	2.6	1.21	0.27	1.21	0.27	107
10.95	(4.60)	2.7	1.21	0.32	1.21	0.32	120
11.97	4.33	2.8	1.21	(0.08)	1.21	(0.08)	102
12.84	34.19	2.8	1.22	(0.23)	1.22	(0.23)	116
10.59	16.89	2.1	1.22	0.72	1.24	0.70	91
9.06	(2.48)	1.6	1.22	(0.07)	1.25	(0.10)	86

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (g)	$10.55	$0.04	$(0.47)	$(0.43)	$—	$—	$—
Year ended 12/31/2015	10.63	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.42	0.03	(0.75)	(0.72)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.82	0.06	1.66	1.72	(0.12)	—	(0.12)
Year ended 12/31/2012	8.28	0.09	1.45	1.54	—	—	—
Year ended 12/31/2011	9.77	0.07	(1.43)	(1.36)	(0.13)	—	(0.13)
Class B Shares
Six months ended 6/30/2016 (g)	10.35	0.01	(0.46)	(0.45)	—	—	—
Year ended 12/31/2015	10.48	(0.06)	(0.07)	(0.13)	—	—	—
Year ended 12/31/2014	11.27	(0.04)	(0.75)	(0.79)	—	—	—
Year ended 12/31/2013	9.69	0.02	1.64	1.66	(0.08)	—	(0.08)
Year ended 12/31/2012	8.23	0.03	1.43	1.46	—	—	—
Year ended 12/31/2011	9.70	0.01	(1.41)	(1.40)	(0.07)	—	(0.07)
Premier Shares (h)
Six months ended 6/30/2016 (g)	10.65	0.04	(0.47)	(0.43)	—	—	—
Year ended 12/31/2015	10.72	0.01	(0.06)	(0.05)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.53	0.03	(0.77)	(0.74)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.91	0.06	1.68	1.74	(0.12)	—	(0.12)
Year ended 12/31/2012	8.35	0.09	1.47	1.56	—	—	—
Year ended 12/31/2011	9.85	0.07	(1.44)	(1.37)	(0.13)	—	(0.13)
Legacy Class B Shares
Six months ended 6/30/2016 (g)	10.49	0.02	(0.46)	(0.44)	—	—	—
Year ended 12/31/2015	10.59	(0.03)	(0.07)	(0.10)	—	—	—
Year ended 12/31/2014	11.38	(0.02)	(0.75)	(0.77)	(0.02)	—	(0.02)
Year ended 12/31/2013	9.79	0.02	1.64	1.66	(0.07)	—	(0.07)
Year ended 12/31/2012	8.29	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.76	0.04	(1.42)	(1.38)	(0.09)	—	(0.09)
Institutional Shares
Six months ended 6/30/2016 (g)	10.64	0.06	(0.47)	(0.41)	—	—	—
Year ended 12/31/2015	10.72	0.04	(0.07)	(0.03)	(0.05)	—	(0.05)
Year ended 12/31/2014	11.53	0.06	(0.77)	(0.71)	(0.10)	—	(0.10)
Year ended 12/31/2013	9.91	0.09	1.67	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.47	1.58	—	—	—
Year ended 12/31/2011	9.83	0.10	(1.44)	(1.34)	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 6/30/2016 (g)	10.48	0.03	(0.46)	(0.43)	—	—	—
Year ended 12/31/2015	10.57	(0.03)	(0.06)	(0.09)	—	—	—
Year ended 12/31/2014	11.36	—	(0.76)	(0.76)	(0.03)	—	(0.03)
Year ended 12/31/2013	9.77	0.03	1.64	1.67	(0.08)	—	(0.08)
Year ended 12/31/2012	8.26	0.06	1.45	1.51	—	—	—
Year ended 12/31/2011	9.74	0.04	(1.42)	(1.38)	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 6/30/2016 (g)	10.54	0.03	(0.46)	(0.43)	—	—	—
Year ended 12/31/2015	10.61	—	(0.06)	(0.06)	(0.01)	—	(0.01)
Year ended 12/31/2014	11.41	0.01	(0.75)	(0.74)	(0.06)	—	(0.06)
Year ended 12/31/2013	9.81	0.04	1.67	1.71	(0.11)	—	(0.11)
Year ended 12/31/2012	8.29	0.08	1.44	1.52	—	—	—
Year ended 12/31/2011	9.77	0.06	(1.42)	(1.36)	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 6/30/2016 (g)	10.64	0.05	(0.47)	(0.42)	—	—	—
Year ended 12/31/2015	10.71	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)
Year ended 12/31/2014	11.52	0.05	(0.77)	(0.72)	(0.09)	—	(0.09)
Year ended 12/31/2013	9.90	0.08	1.68	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.46	1.57	—	—	—
Year ended 12/31/2011	9.83	0.09	(1.44)	(1.35)	(0.15)	—	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-2 shares in 2015 and Class R-1 shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2014.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

146	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios		Average Net Asset ratios
			assuming expense reductions		absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$10.12	(4.08)%	$36.9	1.50%	0.85%	1.58%	0.77%	126%
10.55	(0.53)	44.6	1.50	0.08	1.52	0.06	124
10.63	(6.29)	41.3	1.50	0.24	1.54	0.20	96
11.42	17.53	41.0	1.50	0.56	1.53	0.53	77
9.82	18.60	30.0	1.50	0.99	1.55	0.94	47
8.28	(13.89)	23.3	1.50	0.77	1.63	0.64	57

9.90	(4.35)	9.1	2.20	0.13	2.28	0.05	126
10.35	(1.24)	9.6	2.20	(0.60)	2.22	(0.62)	124
10.48	(6.97)	9.9	2.11	(0.35)	2.15	(0.39)	96
11.27	17.16	10.8	1.85	0.24	1.88	0.21	77
9.69	17.74	9.2	2.20	0.30	2.25	0.25	47
8.23	(14.45)	7.8	2.20	0.07	2.33	(0.06)	57

10.22	(4.04)	47.5	1.48	0.84	1.56	0.76	126
10.65	(0.47)	44.8	1.50	0.11	1.52	0.09	124
10.72	(6.43)	46.9	1.50	0.26	1.54	0.22	96
11.53	17.53	51.2	1.50	0.59	1.53	0.56	77
9.91	18.68	44.5	1.50	1.00	1.55	0.95	47
8.35	(13.89)	38.6	1.50	0.77	1.63	0.64	57

10.05	(4.19)	9.2	1.90	0.43	1.98	0.35	126
10.49	(0.94)	9.7	1.90	(0.30)	1.92	(0.32)	124
10.59	(6.73)	10.1	1.90	(0.14)	1.94	(0.18)	96
11.38	16.99	11.5	1.90	0.20	1.93	0.17	77
9.79	18.09	10.7	1.90	0.61	1.95	0.56	47
8.29	(14.14)	10.1	1.90	0.38	2.03	0.25	57

10.23	(3.95)	18.7	1.25	1.09	1.33	1.01	126
10.64	(0.29)	19.5	1.25	0.35	1.27	0.33	124
10.72	(6.19)	19.1	1.25	0.50	1.29	0.46	96
11.53	17.81	20.3	1.25	0.83	1.28	0.80	77
9.91	18.97	17.1	1.25	1.25	1.30	1.20	47
8.33	(13.68)	13.6	1.25	1.03	1.38	0.90	57

10.05	(4.20)	2.4	1.82	0.52	1.90	0.44	126
10.48	(0.85)	2.5	1.82	(0.24)	1.84	(0.26)	124
10.57	(6.71)	2.4	1.82	(0.04)	1.86	(0.08)	96
11.36	17.14	2.9	1.82	0.27	1.85	0.24	77
9.77	18.28	2.5	1.82	0.69	1.87	0.64	47
8.26	(14.16)	2.4	1.82	0.48	1.95	0.35	57

10.11	(4.08)	5.1	1.62	0.69	1.70	0.61	126
10.54	(0.59)	5.8	1.62	(0.01)	1.64	(0.03)	124
10.61	(6.48)	6.2	1.62	0.10	1.66	0.06	96
11.41	17.40	5.8	1.62	0.40	1.65	0.37	77
9.81	18.34	5.9	1.62	0.87	1.67	0.82	47
8.29	(13.94)	4.7	1.62	0.66	1.75	0.53	57

10.22	(3.95)	1.7	1.32	1.01	1.40	0.93	126
10.64	(0.29)	1.9	1.32	0.29	1.34	0.27	124
10.71	(6.25)	2.1	1.32	0.43	1.36	0.39	96
11.52	17.74	2.2	1.32	0.76	1.35	0.73	77
9.90	18.85	1.9	1.32	1.20	1.37	1.15	47
8.33	(13.75)	1.6	1.32	0.95	1.45	0.82	57

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized) (c)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (h)	$15.37	$0.12	$0.41	$0.53	$—	$—	$—
Year ended 12/31/2015	15.52	0.21	(0.11)	0.10	(0.21)	(0.04)	(0.25)
Year ended 12/31/2014	13.91	0.18	1.61	1.79	(0.18)	—	(0.18)
Year ended 12/31/2013	10.72	0.16	3.20	3.36	(0.17)	—	(0.17)
Year ended 12/31/2012	9.45	0.16	1.27	1.43	(0.16)	—	(0.16)
Year ended 12/31/2011	9.45	0.13	—	0.13	(0.13)	—	(0.13)
Class B Shares
Six months ended 6/30/2016 (h)	15.48	0.06	0.42	0.48	—	—	—
Year ended 12/31/2015	15.60	0.09	(0.10)	(0.01)	(0.07)	(0.04)	(0.11)
Year ended 12/31/2014	13.98	0.08	1.60	1.68	(0.06)	—	(0.06)
Year ended 12/31/2013	10.76	0.07	3.20	3.27	(0.05)	—	(0.05)
Year ended 12/31/2012	9.48	0.09	1.27	1.36	(0.08)	—	(0.08)
Year ended 12/31/2011	9.48	0.06	—	0.06	(0.06)	—	(0.06)
Premier Shares (i)
Six months ended 6/30/2016 (h)	15.46	0.12	0.42	0.54	—	—	—
Year ended 12/31/2015	15.60	0.21	(0.11)	0.10	(0.20)	(0.04)	(0.24)
Year ended 12/31/2014	13.98	0.18	1.61	1.79	(0.17)	—	(0.17)
Year ended 12/31/2013	10.76	0.16	3.22	3.38	(0.16)	—	(0.16)
Year ended 12/31/2012	9.48	0.16	1.27	1.43	(0.15)	—	(0.15)
Year ended 12/31/2011	9.48	0.13	—	0.13	(0.13)	—	(0.13)
Legacy Class B Shares
Six months ended 6/30/2016 (h)	15.61	0.09	0.42	0.51	—	—	—
Year ended 12/31/2015	15.73	0.14	(0.10)	0.04	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	14.08	0.12	1.62	1.74	(0.09)	—	(0.09)
Year ended 12/31/2013	10.82	0.11	3.24	3.35	(0.09)	—	(0.09)
Year ended 12/31/2012	9.52	0.11	1.28	1.39	(0.09)	—	(0.09)
Year ended 12/31/2011	9.51	0.09	(0.01)	0.08	(0.07)	—	(0.07)
Institutional Shares
Six months ended 6/30/2016 (h)	15.51	0.14	0.41	0.55	—	—	—
Year ended 12/31/2015	15.65	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)
Year ended 12/31/2014	14.02	0.22	1.62	1.84	(0.21)	—	(0.21)
Year ended 12/31/2013	10.79	0.20	3.22	3.42	(0.19)	—	(0.19)
Year ended 12/31/2012	9.51	0.19	1.27	1.46	(0.18)	—	(0.18)
Year ended 12/31/2011	9.51	0.15	—	0.15	(0.15)	—	(0.15)
Class R-1 Shares
Six months ended 6/30/2016 (h)	15.44	0.09	0.42	0.51	—	—	—
Year ended 12/31/2015	15.59	0.15	(0.10)	0.05	(0.16)	(0.04)	(0.20)
Year ended 12/31/2014	13.97	0.13	1.61	1.74	(0.12)	—	(0.12)
Year ended 12/31/2013	10.75	0.12	3.21	3.33	(0.11)	—	(0.11)
Year ended 12/31/2012	9.47	0.13	1.27	1.40	(0.12)	—	(0.12)
Year ended 12/31/2011	9.48	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 6/30/2016 (h)	15.35	0.11	0.41	0.52	—	—	—
Year ended 12/31/2015	15.50	0.19	(0.11)	0.08	(0.19)	(0.04)	(0.23)
Year ended 12/31/2014	13.89	0.16	1.60	1.76	(0.15)	—	(0.15)
Year ended 12/31/2013	10.70	0.15	3.19	3.34	(0.15)	—	(0.15)
Year ended 12/31/2012	9.43	0.15	1.26	1.41	(0.14)	—	(0.14)
Year ended 12/31/2011	9.44	0.12	—	0.12	(0.13)	—	(0.13)
Class R-3 Shares
Six months ended 6/30/2016 (h)	15.48	0.13	0.42	0.55	—	—	—
Year ended 12/31/2015	15.62	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)
Year ended 12/31/2014	14.00	0.20	1.61	1.81	(0.19)	—	(0.19)
Year ended 12/31/2013	10.78	0.19	3.22	3.41	(0.19)	—	(0.19)
Year ended 12/31/2012	9.50	0.18	1.27	1.45	(0.17)	—	(0.17)
Year ended 12/31/2011	9.50	0.15	—	0.15	(0.15)	—	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Net gain (loss) on investments represents less than $0.01 per share for Class A, Class B, Premier, Institutional, Class R-2 and Class R-3 shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	The 2012 portfolio turnover rate reflects the period from May 12, 2012 to December 31, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012 was 5%.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

148	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios		Average Net Asset ratios
			assuming expense reductions		absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (b) (e) (f)	Net investment income (loss) (b) (e)	Expenses (b) (e)	Net investment income (loss) (b) (e)	Portfolio turnover rate (e) (g)

$15.90	3.45%	$496.9	0.70%	1.54%	0.70%	1.54%	4%
15.37	0.64	491.5	0.73	1.31	0.73	1.31	3
15.52	12.84	382.7	0.74	1.25	0.74	1.25	2
13.91	31.46	273.3	0.75	1.30	0.75	1.30	3
10.72	15.02	154.6	0.76	1.54	0.76	1.54	2
9.45	1.39	115.0	0.80	1.34	0.81	1.33	5

15.96	3.10	9.7	1.40	0.84	1.40	0.84	4
15.48	(0.06)	10.6	1.43	0.60	1.43	0.60	3
15.60	12.04	12.6	1.44	0.54	1.44	0.54	2
13.98	30.41	13.0	1.44	0.59	1.44	0.59	3
10.76	14.37	18.5	1.47	0.83	1.47	0.83	2
9.48	0.67	15.8	1.50	0.64	1.51	0.63	5

16.00	3.49	501.8	0.68	1.56	0.68	1.56	4
15.46	0.64	439.8	0.73	1.31	0.73	1.31	3
15.60	12.79	446.6	0.74	1.25	0.74	1.25	2
13.98	31.42	406.0	0.75	1.30	0.75	1.30	3
10.76	15.13	315.1	0.77	1.53	0.77	1.53	2
9.48	1.35	277.0	0.80	1.33	0.81	1.32	5

16.12	3.27	19.4	1.10	1.14	1.10	1.14	4
15.61	0.22	22.1	1.13	0.90	1.13	0.90	3
15.73	12.35	29.9	1.14	0.85	1.14	0.85	2
14.08	30.97	37.0	1.14	0.91	1.14	0.91	3
10.82	14.63	40.2	1.17	1.10	1.17	1.10	2
9.52	0.87	52.2	1.20	0.91	1.21	0.90	5

16.06	3.55	181.6	0.45	1.79	0.45	1.79	4
15.51	0.90	166.3	0.48	1.56	0.48	1.56	3
15.65	13.10	148.6	0.49	1.50	0.49	1.50	2
14.02	31.73	117.4	0.50	1.55	0.50	1.55	3
10.79	15.37	82.5	0.52	1.78	0.52	1.78	2
9.51	1.61	68.3	0.55	1.58	0.56	1.57	5

15.95	3.30	9.2	1.02	1.22	1.02	1.22	4
15.44	0.31	7.9	1.05	0.99	1.05	0.99	3
15.59	12.45	6.9	1.06	0.93	1.06	0.93	2
13.97	31.01	8.1	1.07	0.99	1.07	0.99	3
10.75	14.77	6.5	1.09	1.20	1.09	1.20	2
9.47	0.98	6.0	1.12	1.02	1.13	1.01	5

15.87	3.39	24.9	0.82	1.42	0.82	1.42	4
15.35	0.51	23.0	0.85	1.19	0.85	1.19	3
15.50	12.69	20.2	0.86	1.13	0.86	1.13	2
13.89	31.22	19.4	0.86	1.19	0.86	1.19	3
10.70	14.98	15.7	0.89	1.42	0.89	1.42	2
9.43	1.21	13.3	0.92	1.21	0.93	1.20	5

16.03	3.55	3.0	0.52	1.72	0.52	1.72	4
15.48	0.83	2.3	0.55	1.49	0.55	1.49	3
15.62	12.95	2.1	0.56	1.42	0.56	1.42	2
14.00	31.61	3.5	0.57	1.49	0.57	1.49	3
10.78	15.32	2.5	0.59	1.72	0.59	1.72	2
9.50	1.60	1.9	0.62	1.51	0.63	1.50	5

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (f)	$14.52	$0.05	$0.21	$0.26	$—	$—	$—
Year ended 12/31/2015	16.23	0.06	(0.90)	(0.84)	(0.07)	(0.80)	(0.87)
Year ended 12/31/2014	16.54	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.65	0.03	4.72	4.75	(0.06)	(0.80)	(0.86)
Year ended 12/31/2012	11.35	0.13	1.59	1.72	(0.11)	(0.31)	(0.42)
Year ended 12/31/2011	12.09	0.03	(0.63)	(0.60)	(0.03)	(0.11)	(0.14)
Class B Shares
Six months ended 6/30/2016 (f)	14.16	0.01	0.20	0.21	—	—	—
Year ended 12/31/2015	15.88	(0.04)	(0.88)	(0.92)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.25	(0.04)	0.59	0.55	—	(0.92)	(0.92)
Year ended 12/31/2013	12.46	(0.05)	4.64	4.59	—	(0.80)	(0.80)
Year ended 12/31/2012	11.18	0.04	1.57	1.61	(0.02)	(0.31)	(0.33)
Year ended 12/31/2011	11.98	(0.05)	(0.64)	(0.69)	—	(0.11)	(0.11)
Premier Shares (g)
Six months ended 6/30/2016 (f)	14.38	0.05	0.21	0.26	—	—	—
Year ended 12/31/2015	16.08	0.06	(0.90)	(0.84)	(0.06)	(0.80)	(0.86)
Year ended 12/31/2014	16.39	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.53	0.03	4.68	4.71	(0.05)	(0.80)	(0.85)
Year ended 12/31/2012	11.24	0.13	1.57	1.70	(0.10)	(0.31)	(0.41)
Year ended 12/31/2011	11.98	0.03	(0.64)	(0.61)	(0.02)	(0.11)	(0.13)
Legacy Class B Shares
Six months ended 6/30/2016 (f)	14.05	0.02	0.20	0.22	—	—	—
Year ended 12/31/2015	15.73	—	(0.88)	(0.88)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.08	(0.01)	0.58	0.57	—	(0.92)	(0.92)
Year ended 12/31/2013	12.31	(0.03)	4.60	4.57	—	(0.80)	(0.80)
Year ended 12/31/2012	11.05	0.07	1.55	1.62	(0.05)	(0.31)	(0.36)
Year ended 12/31/2011	11.80	(0.02)	(0.62)	(0.64)	—	(0.11)	(0.11)
Institutional Shares
Six months ended 6/30/2016 (f)	14.62	0.07	0.21	0.28	—	—	—
Year ended 12/31/2015	16.34	0.10	(0.92)	(0.82)	(0.10)	(0.80)	(0.90)
Year ended 12/31/2014	16.64	0.09	0.62	0.71	(0.09)	(0.92)	(1.01)
Year ended 12/31/2013	12.71	0.07	4.75	4.82	(0.09)	(0.80)	(0.89)
Year ended 12/31/2012	11.39	0.16	1.60	1.76	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.14	0.06	(0.65)	(0.59)	(0.05)	(0.11)	(0.16)
Class R-1 Shares
Six months ended 6/30/2016 (f)	14.49	0.03	0.20	0.23	—	—	—
Year ended 12/31/2015	16.19	0.01	(0.90)	(0.89)	(0.01)	(0.80)	(0.81)
Year ended 12/31/2014	16.51	—	0.60	0.60	—	(0.92)	(0.92)
Year ended 12/31/2013	12.63	(0.01)	4.70	4.69	(0.01)	(0.80)	(0.81)
Year ended 12/31/2012	11.32	0.09	1.59	1.68	(0.06)	(0.31)	(0.37)
Year ended 12/31/2011	12.08	(0.01)	(0.64)	(0.65)	—	(0.11)	(0.11)
Class R-2 Shares
Six months ended 6/30/2016 (f)	14.52	0.04	0.21	0.25	—	—	—
Year ended 12/31/2015	16.22	0.04	(0.89)	(0.85)	(0.05)	(0.80)	(0.85)
Year ended 12/31/2014	16.53	0.03	0.61	0.64	(0.03)	(0.92)	(0.95)
Year ended 12/31/2013	12.64	0.01	4.72	4.73	(0.04)	(0.80)	(0.84)
Year ended 12/31/2012	11.34	0.11	1.59	1.70	(0.09)	(0.31)	(0.40)
Year ended 12/31/2011	12.08	0.02	(0.64)	(0.62)	(0.01)	(0.11)	(0.12)
Class R-3 Shares
Six months ended 6/30/2016 (f)	14.63	0.07	0.20	0.27	—	—	—
Year ended 12/31/2015	16.34	0.09	(0.91)	(0.82)	(0.09)	(0.80)	(0.89)
Year ended 12/31/2014	16.64	0.08	0.62	0.70	(0.08)	(0.92)	(1.00)
Year ended 12/31/2013	12.71	0.06	4.75	4.81	(0.08)	(0.80)	(0.88)
Year ended 12/31/2012	11.40	0.15	1.60	1.75	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.15	0.05	(0.65)	(0.60)	(0.04)	(0.11)	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2015 and Class R-1 shares in 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

(g)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

150	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$14.78	1.79%	$154.3	0.85%	0.72%	0.85%	0.72%	31%
14.52	(5.31)	112.7	0.93	0.38	0.93	0.38	15
16.23	3.99	105.3	0.93	0.31	0.94	0.30	16
16.54	37.57	87.0	0.94	0.23	0.96	0.21	14
12.65	15.22	51.5	0.95	1.05	0.98	1.02	14
11.35	(4.97)	41.8	0.95	0.28	0.98	0.25	14

14.37	1.48	11.9	1.41	0.21	1.41	0.21	31
14.16	(5.89)	12.0	1.59	(0.27)	1.59	(0.27)	15
15.88	3.36	14.0	1.50	(0.25)	1.50	(0.25)	16
16.25	36.84	14.4	1.49	(0.33)	1.51	(0.35)	14
12.46	14.48	10.7	1.65	0.33	1.68	0.30	14
11.18	(5.73)	9.6	1.65	(0.43)	1.68	(0.46)	14

14.64	1.81	147.1	0.84	0.78	0.84	0.78	31
14.38	(5.33)	181.9	0.93	0.39	0.93	0.39	15
16.08	3.99	199.7	0.93	0.31	0.94	0.30	16
16.39	37.63	200.6	0.94	0.21	0.96	0.19	14
12.53	15.26	150.6	0.95	1.02	0.98	0.99	14
11.24	(5.04)	134.7	0.95	0.27	0.98	0.24	14

14.27	1.57	22.6	1.26	0.36	1.26	0.36	31
14.05	(5.70)	23.4	1.33	—	1.33	—	15
15.73	3.52	28.6	1.33	(0.08)	1.34	(0.09)	16
16.08	37.14	32.9	1.34	(0.19)	1.36	(0.21)	14
12.31	14.72	29.3	1.35	0.58	1.38	0.55	14
11.05	(5.39)	32.5	1.35	(0.15)	1.38	(0.18)	14

14.90	1.92	80.6	0.61	0.99	0.61	0.99	31
14.62	(5.12)	79.6	0.68	0.63	0.68	0.63	15
16.34	4.24	82.4	0.68	0.56	0.69	0.55	16
16.64	37.96	78.7	0.69	0.47	0.71	0.45	14
12.71	15.60	54.1	0.70	1.27	0.73	1.24	14
11.39	(4.81)	47.6	0.70	0.51	0.73	0.48	14

14.72	1.59	3.5	1.18	0.41	1.18	0.41	31
14.49	(5.59)	3.3	1.25	0.08	1.25	0.08	15
16.19	3.61	3.7	1.25	(0.01)	1.26	(0.02)	16
16.51	37.25	4.2	1.26	(0.10)	1.28	(0.12)	14
12.63	14.88	3.2	1.27	0.71	1.30	0.68	14
11.32	(5.35)	2.7	1.27	(0.06)	1.30	(0.09)	14

14.77	1.72	9.1	0.98	0.62	0.98	0.62	31
14.52	(5.42)	9.0	1.05	0.27	1.05	0.27	15
16.22	3.89	9.0	1.05	0.18	1.06	0.17	16
16.53	37.44	8.9	1.06	0.10	1.08	0.08	14
12.64	15.09	6.8	1.07	0.93	1.10	0.90	14
11.34	(5.13)	5.6	1.07	0.13	1.10	0.10	14

14.90	1.85	2.3	0.68	0.94	0.68	0.94	31
14.63	(5.12)	2.3	0.75	0.57	0.75	0.57	15
16.34	4.15	2.4	0.75	0.49	0.76	0.48	16
16.64	37.86	2.5	0.76	0.40	0.78	0.38	14
12.71	15.44	1.9	0.77	1.24	0.80	1.21	14
11.40	(4.88)	1.5	0.77	0.44	0.80	0.41	14

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 6/30/2016 (e)	$11.03	$0.18	$(0.60)	$(0.42)	$—	$—	$—
Year ended 12/31/2015	11.40	0.20	(0.38)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.49	0.30	(1.10)	(0.80)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.55	0.21	1.95	2.16	(0.22)	—	(0.22)
Year ended 12/31/2012	9.19	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.84	0.22	(1.62)	(1.40)	(0.25)	—	(0.25)
Class B Shares
Six months ended 6/30/2016 (e)	11.06	0.14	(0.60)	(0.46)	—	—	—
Year ended 12/31/2015	11.42	0.13	(0.39)	(0.26)	(0.10)	—	(0.10)
Year ended 12/31/2014	12.50	0.24	(1.10)	(0.86)	(0.22)	—	(0.22)
Year ended 12/31/2013	10.57	0.15	1.93	2.08	(0.15)	—	(0.15)
Year ended 12/31/2012	9.20	0.15	1.39	1.54	(0.17)	—	(0.17)
Year ended 12/31/2011	10.84	0.16	(1.63)	(1.47)	(0.17)	—	(0.17)
Premier Shares (f)
Six months ended 6/30/2016 (e)	11.02	0.17	(0.59)	(0.42)	—	—	—
Year ended 12/31/2015	11.39	0.21	(0.39)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.47	0.31	(1.10)	(0.79)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.53	0.21	1.94	2.15	(0.21)	—	(0.21)
Year ended 12/31/2012	9.17	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.81	0.23	(1.63)	(1.40)	(0.24)	—	(0.24)
Legacy Class B Shares
Six months ended 6/30/2016 (e)	11.09	0.15	(0.60)	(0.45)	—	—	—
Year ended 12/31/2015	11.45	0.16	(0.38)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2014	12.53	0.27	(1.12)	(0.85)	(0.23)	—	(0.23)
Year ended 12/31/2013	10.58	0.17	1.94	2.11	(0.16)	—	(0.16)
Year ended 12/31/2012	9.21	0.18	1.38	1.56	(0.19)	—	(0.19)
Year ended 12/31/2011	10.84	0.19	(1.63)	(1.44)	(0.19)	—	(0.19)
Institutional Shares
Six months ended 6/30/2016 (e)	11.05	0.19	(0.60)	(0.41)	—	—	—
Year ended 12/31/2015	11.42	0.24	(0.39)	(0.15)	(0.22)	—	(0.22)
Year ended 12/31/2014	12.51	0.34	(1.11)	(0.77)	(0.32)	—	(0.32)
Year ended 12/31/2013	10.57	0.24	1.94	2.18	(0.24)	—	(0.24)
Year ended 12/31/2012	9.19	0.25	1.39	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.84	0.26	(1.64)	(1.38)	(0.27)	—	(0.27)
Class R-1 Shares
Six months ended 6/30/2016 (e)	11.05	0.16	(0.59)	(0.43)	—	—	—
Year ended 12/31/2015	11.42	0.17	(0.39)	(0.22)	(0.15)	—	(0.15)
Year ended 12/31/2014	12.50	0.28	(1.12)	(0.84)	(0.24)	—	(0.24)
Year ended 12/31/2013	10.56	0.18	1.93	2.11	(0.17)	—	(0.17)
Year ended 12/31/2012	9.19	0.19	1.38	1.57	(0.20)	—	(0.20)
Year ended 12/31/2011	10.83	0.20	(1.63)	(1.43)	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 6/30/2016 (e)	11.01	0.17	(0.60)	(0.43)	—	—	—
Year ended 12/31/2015	11.38	0.19	(0.38)	(0.19)	(0.18)	—	(0.18)
Year ended 12/31/2014	12.46	0.29	(1.09)	(0.80)	(0.28)	—	(0.28)
Year ended 12/31/2013	10.53	0.19	1.94	2.13	(0.20)	—	(0.20)
Year ended 12/31/2012	9.17	0.21	1.38	1.59	(0.23)	—	(0.23)
Year ended 12/31/2011	10.81	0.22	(1.63)	(1.41)	(0.23)	—	(0.23)
Class R-3 Shares
Six months ended 6/30/2016 (e)	11.06	0.18	(0.59)	(0.41)	—	—	—
Year ended 12/31/2015	11.44	0.23	(0.40)	(0.17)	(0.21)	—	(0.21)
Year ended 12/31/2014	12.52	0.34	(1.11)	(0.77)	(0.31)	—	(0.31)
Year ended 12/31/2013	10.58	0.23	1.94	2.17	(0.23)	—	(0.23)
Year ended 12/31/2012	9.20	0.24	1.40	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.85	0.25	(1.64)	(1.39)	(0.26)	—	(0.26)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

(f)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

152	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
		Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$10.61	(3.81)%	$77.0	1.07%	3.41%	1.09%	3.39%	5%
11.03	(1.67)	89.9	1.18	1.73	1.20	1.71	2
11.40	(6.33)	77.1	1.18	2.44	1.21	2.41	2
12.49	20.44	68.7	1.19	1.81	1.23	1.77	1
10.55	17.41	47.8	1.20	2.23	1.26	2.17	4
9.19	(12.94)	38.7	1.20	2.17	1.23	2.14	4

10.60	(4.16)	9.6	1.77	2.64	1.79	2.62	5
11.06	(2.28)	10.2	1.88	1.07	1.90	1.05	2
11.42	(6.93)	11.1	1.75	1.95	1.77	1.93	2
12.50	19.71	12.3	1.71	1.33	1.75	1.29	1
10.57	16.74	10.3	1.90	1.55	1.96	1.49	4
9.20	(13.54)	9.0	1.90	1.48	1.93	1.45	4

10.60	(3.81)	95.7	1.04	3.34	1.06	3.32	5
11.02	(1.63)	87.5	1.18	1.76	1.20	1.74	2
11.39	(6.39)	90.4	1.18	2.51	1.21	2.48	2
12.47	20.43	98.4	1.19	1.84	1.23	1.80	1
10.53	17.43	83.4	1.20	2.25	1.26	2.19	4
9.17	(12.91)	74.1	1.20	2.19	1.23	2.16	4

10.64	(4.06)	12.2	1.47	2.94	1.49	2.92	5
11.09	(2.06)	13.1	1.58	1.37	1.60	1.35	2
11.45	(6.71)	14.4	1.58	2.16	1.61	2.13	2
12.53	19.92	17.9	1.59	1.47	1.63	1.43	1
10.58	16.96	17.9	1.60	1.88	1.66	1.82	4
9.21	(13.24)	18.5	1.60	1.80	1.63	1.77	4

10.64	(3.71)	42.9	0.82	3.61	0.84	3.59	5
11.05	(1.45)	44.5	0.93	2.00	0.95	1.98	2
11.42	(6.11)	42.8	0.93	2.76	0.96	2.73	2
12.51	20.63	44.4	0.94	2.09	0.98	2.05	1
10.57	17.88	35.0	0.95	2.50	1.01	2.44	4
9.19	(12.72)	30.0	0.95	2.45	0.98	2.42	4

10.62	(3.89)	2.9	1.38	3.04	1.41	3.01	5
11.05	(2.05)	3.0	1.50	1.44	1.52	1.42	2
11.42	(6.65)	3.1	1.50	2.28	1.53	2.25	2
12.50	19.97	3.7	1.51	1.54	1.55	1.50	1
10.56	17.13	3.4	1.52	1.98	1.58	1.92	4
9.19	(13.19)	3.1	1.52	1.86	1.55	1.83	4

10.58	(3.91)	8.4	1.18	3.24	1.21	3.21	5
11.01	(1.72)	8.8	1.30	1.58	1.32	1.56	2
11.38	(6.49)	7.5	1.30	2.31	1.33	2.28	2
12.46	20.23	7.4	1.31	1.69	1.35	1.65	1
10.53	17.30	6.8	1.32	2.10	1.38	2.04	4
9.17	(13.00)	5.7	1.32	2.08	1.35	2.05	4

10.65	(3.71)	1.9	0.89	3.51	0.89	3.51	5
11.06	(1.53)	2.1	1.00	1.94	1.02	1.92	2
11.44	(6.18)	2.1	1.00	2.69	1.03	2.66	2
12.52	20.53	2.3	1.01	2.00	1.05	1.96	1
10.58	17.81	1.9	1.02	2.42	1.08	2.36	4
9.20	(12.77)	1.5	1.02	2.37	1.05	2.34	4

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (a)	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 6/30/2016 (h)	$10.92	$0.04	$0.28	$0.32	$(0.04)	$—	$(0.04)
Year ended 12/31/2015	11.04	0.15	(0.05)	0.10	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.07	0.14	0.99	1.13	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.67	0.12	1.40	1.52	(0.12)	—	(0.12)
Year ended 12/31/2012	7.94	0.14	0.73	0.87	(0.14)	—	(0.14)
Year ended 12/31/2011	7.86	0.13	0.08	0.21	(0.13)	—	(0.13)
Class B Shares
Six months ended 6/30/2016 (h)	10.94	—	0.27	0.27	—	—	—
Year ended 12/31/2015	11.05	0.06	(0.03)	0.03	(0.06)	(0.08)	(0.14)
Year ended 12/31/2014	10.08	0.07	0.99	1.06	(0.07)	(0.02)	(0.09)
Year ended 12/31/2013	8.69	0.07	1.38	1.45	(0.06)	—	(0.06)
Year ended 12/31/2012	7.95	0.08	0.74	0.82	(0.08)	—	(0.08)
Year ended 12/31/2011	7.87	0.07	0.08	0.15	(0.07)	—	(0.07)
Premier Shares (i)
Six months ended 6/30/2016 (h)	11.04	0.04	0.27	0.31	(0.04)	—	(0.04)
Year ended 12/31/2015	11.14	0.14	(0.02)	0.12	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.16	0.14	1.00	1.14	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.75	0.12	1.40	1.52	(0.11)	—	(0.11)
Year ended 12/31/2012	8.01	0.14	0.74	0.88	(0.14)	—	(0.14)
Year ended 12/31/2011	7.93	0.13	0.08	0.21	(0.13)	—	(0.13)
Legacy Class B Shares
Six months ended 6/30/2016 (h)	11.06	0.02	0.28	0.30	(0.02)	—	(0.02)
Year ended 12/31/2015	11.17	0.10	(0.04)	0.06	(0.09)	(0.08)	(0.17)
Year ended 12/31/2014	10.19	0.09	1.00	1.09	(0.09)	(0.02)	(0.11)
Year ended 12/31/2013	8.77	0.08	1.41	1.49	(0.07)	—	(0.07)
Year ended 12/31/2012	8.03	0.10	0.74	0.84	(0.10)	—	(0.10)
Year ended 12/31/2011	7.94	0.09	0.09	0.18	(0.09)	—	(0.09)
Institutional Shares
Six months ended 6/30/2016 (h)	10.94	0.06	0.27	0.33	(0.05)	—	(0.05)
Year ended 12/31/2015	11.05	0.17	(0.03)	0.14	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	10.08	0.16	0.99	1.15	(0.16)	(0.02)	(0.18)
Year ended 12/31/2013	8.68	0.14	1.40	1.54	(0.14)	—	(0.14)
Year ended 12/31/2012	7.95	0.16	0.73	0.89	(0.16)	—	(0.16)
Year ended 12/31/2011	7.86	0.15	0.09	0.24	(0.15)	—	(0.15)
Class R-1 Shares
Six months ended 6/30/2016 (h)	10.79	0.02	0.28	0.30	(0.03)	—	(0.03)
Year ended 12/31/2015	10.90	0.11	(0.03)	0.08	(0.11)	(0.08)	(0.19)
Year ended 12/31/2014	9.95	0.10	0.97	1.07	(0.10)	(0.02)	(0.12)
Year ended 12/31/2013	8.57	0.08	1.38	1.46	(0.08)	—	(0.08)
Year ended 12/31/2012	7.84	0.11	0.73	0.84	(0.11)	—	(0.11)
Year ended 12/31/2011	7.76	0.10	0.08	0.18	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 6/30/2016 (h)	10.80	0.04	0.27	0.31	(0.03)	—	(0.03)
Year ended 12/31/2015	10.92	0.13	(0.04)	0.09	(0.13)	(0.08)	(0.21)
Year ended 12/31/2014	9.96	0.13	0.98	1.11	(0.13)	(0.02)	(0.15)
Year ended 12/31/2013	8.58	0.11	1.37	1.48	(0.10)	—	(0.10)
Year ended 12/31/2012	7.86	0.13	0.72	0.85	(0.13)	—	(0.13)
Year ended 12/31/2011	7.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 6/30/2016 (h)	10.82	0.05	0.28	0.33	(0.05)	—	(0.05)
Year ended 12/31/2015	10.94	0.16	(0.04)	0.12	(0.16)	(0.08)	(0.24)
Year ended 12/31/2014	9.98	0.15	0.98	1.13	(0.15)	(0.02)	(0.17)
Year ended 12/31/2013	8.59	0.13	1.39	1.52	(0.13)	—	(0.13)
Year ended 12/31/2012	7.87	0.15	0.72	0.87	(0.15)	—	(0.15)
Year ended 12/31/2011	7.79	0.14	0.08	0.22	(0.14)	—	(0.14)

(a)	Net investment income and distributions represent less than $0.01 per share for Class B shares in 2016.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Net realized gain distributions represent less than $0.01 per share for all classes in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Expense ratios relate to the Equity and Bond Fund only and do not reflect acquired fund fees and expenses.

(g)	The expense ratios include the effect of expense reduction changes.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

154	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f) (g)	Net investment income (loss) (e)	Expenses (e) (f)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$11.20	2.92%	$134.8	0.25%	0.78%	0.32%	0.71%	1%
10.92	0.90	147.9	0.25	1.34	0.31	1.28	1
11.04	11.20	113.8	0.25	1.35	0.33	1.27	1
10.07	17.53	82.6	0.25	1.30	0.34	1.21	0
8.67	10.98	52.2	0.25	1.69	0.35	1.59	1
7.94	2.73	40.8	0.25	1.62	0.36	1.51	2

11.21	2.49	14.2	0.95	0.09	1.02	0.02	1
10.94	0.27	14.1	0.95	0.58	1.02	0.51	1
11.05	10.53	14.4	0.87	0.67	0.96	0.58	1
10.08	16.74	12.8	0.79	0.70	0.88	0.61	0
8.69	10.32	10.4	0.95	0.93	1.05	0.83	1
7.95	2.01	9.3	0.95	0.90	1.06	0.79	2

11.31	2.83	145.8	0.22	0.82	0.32	0.72	1
11.04	1.04	108.6	0.25	1.28	0.32	1.21	1
11.14	11.19	111.2	0.25	1.29	0.33	1.21	1
10.16	17.46	101.9	0.25	1.22	0.34	1.13	0
8.75	11.00	88.3	0.25	1.62	0.35	1.52	1
8.01	2.68	80.6	0.25	1.60	0.36	1.49	2

11.34	2.70	22.5	0.65	0.39	0.72	0.32	1
11.06	0.54	22.7	0.65	0.87	0.72	0.80	1
11.17	10.71	24.8	0.65	0.87	0.73	0.79	1
10.19	17.06	24.8	0.65	0.80	0.74	0.71	0
8.77	10.51	24.0	0.65	1.18	0.75	1.08	1
8.03	2.35	25.5	0.65	1.13	0.76	1.02	2

11.22	3.05	34.9	0.00	1.04	0.07	0.97	1
10.94	1.22	33.3	0.00	1.56	0.07	1.49	1
11.05	11.44	29.3	0.00	1.54	0.08	1.46	1
10.08	17.78	24.5	0.00	1.49	0.09	1.40	0
8.68	11.23	19.7	0.00	1.90	0.10	1.80	1
7.95	3.10	15.8	0.00	1.86	0.11	1.75	2

11.06	2.74	3.6	0.57	0.47	0.64	0.40	1
10.79	0.68	3.2	0.57	0.99	0.64	0.92	1
10.90	10.79	2.9	0.57	0.97	0.65	0.89	1
9.95	17.07	2.5	0.57	0.86	0.66	0.77	0
8.57	10.78	2.6	0.57	1.32	0.67	1.22	1
7.84	2.42	2.3	0.57	1.29	0.68	1.18	2

11.08	2.91	7.8	0.37	0.67	0.44	0.60	1
10.80	0.78	7.3	0.37	1.17	0.44	1.10	1
10.92	11.11	6.9	0.37	1.21	0.45	1.13	1
9.96	17.33	5.3	0.37	1.13	0.46	1.04	0
8.58	10.82	4.5	0.37	1.48	0.47	1.38	1
7.86	2.63	3.6	0.37	1.46	0.48	1.35	2

11.10	3.06	1.8	0.07	0.97	0.14	0.90	1
10.82	1.07	1.6	0.07	1.47	0.14	1.40	1
10.94	11.39	1.6	0.07	1.47	0.15	1.39	1
9.98	17.76	1.5	0.07	1.40	0.16	1.31	0
8.59	11.14	1.3	0.07	1.80	0.17	1.70	1
7.87	2.92	1.2	0.07	1.75	0.18	1.64	2

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2016 (e)	$11.13	$0.13	$0.50	$0.63	$(0.13)	$—	$(0.13)
Year ended 12/31/2015	11.32	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	10.99	0.28	0.33	0.61	(0.28)	—	(0.28)
Year ended 12/31/2013	11.78	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.65	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.53	0.87	(0.34)	—	(0.34)
Class B Shares
Six months ended 06/30/2016 (e)	11.12	0.11	0.50	0.61	(0.11)	—	(0.11)
Year ended 12/31/2015	11.31	0.23	(0.18)	0.05	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	10.98	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.78	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.65	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.11	0.30	0.54	0.84	(0.30)	—	(0.30)
Premier Shares (f)
Six months ended 06/30/2016 (e)	11.14	0.13	0.50	0.63	(0.13)	—	(0.13)
Year ended 12/31/2015	11.32	0.28	(0.17)	0.11	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	11.00	0.28	0.32	0.60	(0.28)	—	(0.28)
Year ended 12/31/2013	11.79	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.66	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.54	0.88	(0.34)	—	(0.34)
Legacy Class B Shares
Six months ended 06/30/2016 (e)	11.15	0.11	0.49	0.60	(0.11)	—	(0.11)
Year ended 12/31/2015	11.33	0.23	(0.17)	0.06	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	11.00	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.80	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.67	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.13	0.30	0.54	0.84	(0.30)	—	(0.30)
Institutional Shares
Six months ended 06/30/2016 (e)	11.13	0.15	0.49	0.64	(0.15)	—	(0.15)
Year ended 12/31/2015	11.31	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.98	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 12/31/2013	11.78	0.32	(0.72)	(0.40)	(0.32)	(0.08)	(0.40)
Year ended 12/31/2012	11.65	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.11	0.37	0.54	0.91	(0.37)	—	(0.37)
Class R-1 Shares
Six months ended 06/30/2016 (e)	11.13	0.11	0.50	0.61	(0.11)	—	(0.11)
Year ended 12/31/2015	11.32	0.24	(0.18)	0.06	(0.24)	(0.01)	(0.25)
Year ended 12/31/2014	10.99	0.25	0.33	0.58	(0.25)	—	(0.25)
Year ended 12/31/2013	11.78	0.25	(0.71)	(0.46)	(0.25)	(0.08)	(0.33)
Year ended 12/31/2012	11.65	0.27	0.13	0.40	(0.27)	—	(0.27)
Year ended 12/31/2011	11.12	0.30	0.53	0.83	(0.30)	—	(0.30)
Class R-2 Shares
Six months ended 06/30/2016 (e)	11.12	0.12	0.50	0.62	(0.12)	—	(0.12)
Year ended 12/31/2015	11.30	0.26	(0.17)	0.09	(0.26)	(0.01)	(0.27)
Year ended 12/31/2014	10.98	0.27	0.32	0.59	(0.27)	—	(0.27)
Year ended 12/31/2013	11.77	0.27	(0.71)	(0.44)	(0.27)	(0.08)	(0.35)
Year ended 12/31/2012	11.64	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2011	11.11	0.33	0.53	0.86	(0.33)	—	(0.33)
Class R-3 Shares
Six months ended 06/30/2016 (e)	11.14	0.14	0.49	0.63	(0.14)	—	(0.14)
Year ended 12/31/2015	11.32	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.99	0.30	0.33	0.63	(0.30)	—	(0.30)
Year ended 12/31/2013	11.79	0.31	(0.72)	(0.41)	(0.31)	(0.08)	(0.39)
Year ended 12/31/2012	11.66	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.12	0.36	0.54	0.90	(0.36)	—	(0.36)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2014.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

(f)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

156	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$11.63	5.70%	$222.3	0.65%	2.32%	0.65%	2.32%	6%
11.13	0.81	406.0	0.65	2.43	0.65	2.43	9
11.32	5.64	356.5	0.66	2.51	0.66	2.51	10
10.99	(3.61)	333.0	0.66	2.52	0.66	2.52	21
11.78	3.77	368.6	0.66	2.57	0.66	2.57	8
11.65	7.95	208.9	0.67	2.99	0.67	2.99	8

11.62	5.49	10.9	1.05	1.92	1.05	1.92	6
11.12	0.41	10.8	1.05	2.03	1.05	2.03	9
11.31	5.22	11.8	1.06	2.11	1.06	2.11	10
10.98	(4.08)	11.9	1.06	2.13	1.06	2.13	21
11.78	3.36	12.4	1.06	2.20	1.06	2.20	8
11.65	7.62	10.9	1.07	2.60	1.07	2.60	8

11.64	5.70	368.9	0.60	2.35	0.60	2.35	6
11.14	0.90	124.1	0.65	2.44	0.65	2.44	9
11.32	5.54	128.8	0.66	2.51	0.66	2.51	10
11.00	(3.60)	131.1	0.66	2.52	0.66	2.52	21
11.79	3.77	153.3	0.66	2.60	0.66	2.60	8
11.66	8.05	142.4	0.67	3.00	0.67	3.00	8

11.64	5.40	2.9	1.05	1.92	1.05	1.92	6
11.15	0.50	3.4	1.05	2.04	1.05	2.04	9
11.33	5.22	4.9	1.06	2.12	1.06	2.12	10
11.00	(4.07)	7.4	1.06	2.10	1.06	2.10	21
11.80	3.36	22.8	1.06	2.21	1.06	2.21	8
11.67	7.61	38.1	1.07	2.61	1.07	2.61	8

11.62	5.74	261.8	0.40	2.57	0.40	2.57	6
11.13	1.15	239.3	0.40	2.68	0.40	2.68	9
11.31	5.91	212.9	0.41	2.76	0.41	2.76	10
10.98	(3.45)	185.7	0.41	2.78	0.41	2.78	21
11.78	4.03	175.9	0.41	2.84	0.41	2.84	8
11.65	8.32	140.1	0.42	3.25	0.42	3.25	8

11.63	5.53	3.9	0.97	2.00	0.97	2.00	6
11.13	0.49	3.4	0.97	2.12	0.97	2.12	9
11.32	5.30	3.5	0.98	2.19	0.98	2.19	10
10.99	(3.91)	3.7	0.98	2.20	0.98	2.20	21
11.78	3.44	4.4	0.98	2.28	0.98	2.28	8
11.65	7.61	3.9	0.99	2.68	0.99	2.68	8

11.62	5.64	11.5	0.77	2.20	0.77	2.20	6
11.12	0.78	9.7	0.77	2.32	0.77	2.32	9
11.30	5.42	8.0	0.78	2.39	0.78	2.39	10
10.98	(3.73)	8.1	0.78	2.41	0.78	2.41	21
11.77	3.65	8.6	0.78	2.47	0.78	2.47	8
11.64	7.83	6.7	0.79	2.88	0.79	2.88	8

11.63	5.70	2.1	0.47	2.50	0.47	2.50	6
11.14	1.08	1.9	0.47	2.62	0.47	2.62	9
11.32	5.83	1.9	0.48	2.69	0.48	2.69	10
10.99	(3.51)	1.8	0.48	2.70	0.48	2.70	21
11.79	3.96	2.2	0.48	2.78	0.48	2.78	8
11.66	8.24	1.9	0.49	3.19	0.49	3.19	8

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 6/30/2016 (e)	$11.92	$0.14	$0.28	$0.42	$(0.14)	$—	$(0.14)
Year ended 12/31/2015	11.88	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.23	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.95	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.68	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.90	0.36	0.78	1.14	(0.36)	—	(0.36)
Class B Shares
Six months ended 6/30/2016 (e)	11.91	0.11	0.29	0.40	(0.11)	—	(0.11)
Year ended 12/31/2015	11.87	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.22	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.95	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.68	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.89	0.32	0.79	1.11	(0.32)	—	(0.32)
Premier Shares (f)
Six months ended 6/30/2016 (e)	11.90	0.14	0.29	0.43	(0.14)	—	(0.14)
Year ended 12/31/2015	11.86	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.21	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.93	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.66	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.88	0.36	0.78	1.14	(0.36)	—	(0.36)
Legacy Class B Shares
Six months ended 6/30/2016 (e)	11.90	0.11	0.30	0.41	(0.11)	—	(0.11)
Year ended 12/31/2015	11.86	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.21	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.93	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.66	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.88	0.32	0.78	1.10	(0.32)	—	(0.32)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2012.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

(f)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

158	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
			Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$12.20	3.55%	$114.0	0.66%	2.33%	0.66%	2.33%	3%
11.92	2.80	444.5	0.66	2.42	0.66	2.42	4
11.88	8.75	422.2	0.66	2.77	0.66	2.77	6
11.23	(3.45)	388.2	0.67	2.68	0.67	2.68	14
11.95	4.97	453.5	0.66	2.53	0.66	2.53	3
11.68	10.69	211.1	0.68	3.22	0.68	3.22	10

12.20	3.40	2.8	1.06	1.91	1.06	1.91	3
11.91	2.39	6.5	1.06	2.03	1.06	2.03	4
11.87	8.33	6.9	1.06	2.37	1.06	2.37	6
11.22	(3.92)	6.6	1.07	2.29	1.07	2.29	14
11.95	4.55	7.0	1.06	2.16	1.06	2.16	3
11.68	10.35	5.3	1.08	2.83	1.08	2.83	10

12.19	3.63	453.9	0.60	2.35	0.60	2.35	3
11.90	2.80	77.3	0.66	2.43	0.66	2.43	4
11.86	8.76	86.0	0.66	2.77	0.66	2.77	6
11.21	(3.46)	81.3	0.67	2.69	0.67	2.69	14
11.93	4.98	91.6	0.66	2.57	0.66	2.57	3
11.66	10.70	77.7	0.68	3.23	0.68	3.23	10

12.20	3.48	0.1	1.06	1.90	1.06	1.90	3
11.90	2.39	0.6	1.06	2.04	1.06	2.04	4
11.86	8.33	0.8	1.06	2.38	1.06	2.38	6
11.21	(3.85)	1.0	1.05	2.12	1.05	2.12	14
11.93	4.56	16.7	1.06	2.18	1.06	2.18	3
11.66	10.26	25.9	1.08	2.84	1.08	2.84	10

See accompanying notes to financial statements.	159

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized) (b)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 6/30/2016 (i)	$1.00	$—	$—	$—	$—	$—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Class B Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Premier Shares (j)
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Legacy Class B Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Institutional Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Class R-1 Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Class R-2 Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Class R-3 Shares
Six months ended 6/30/2016 (i)	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2016, 2015, 2014, 2013, 2012 and 2011.

(b)	Net gain (loss) on investments represents less than $0.01 per share for all classes in 2013.

(c)	Total return represents less than 0.005% per share for Institutional and Class R-3 shares in 2016, 2014, 2013, 2012 and 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	The expense ratios include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 7 under Expense Reduction Agreements.

(h)	Net investment income represents less than 0.005% per share for Institutional and Class R-3 shares in 2016, 2014, 2013, 2012 and 2011.

(i)	Unaudited.

(j)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

160	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c) (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (e) (f) (g)	Net investment income (e) (h)	Expenses (e)	Net investment income (e)

$1.00	0.00%	$125.5	0.33%	0.00%	0.57%	(0.24)%
1.00	0.00	187.4	0.10	0.00	0.62	(0.52)
1.00	0.00	153.3	0.07	0.00	0.59	(0.52)
1.00	0.00	164.2	0.09	0.00	0.59	(0.50)
1.00	0.00	119.8	0.11	0.00	0.59	(0.48)
1.00	0.00	106.8	0.11	0.00	0.60	(0.49)

1.00	0.00	0.3	0.33	0.00	0.97	(0.64)
1.00	0.00	0.4	0.10	0.00	1.03	(0.93)
1.00	0.00	0.5	0.07	0.00	0.99	(0.92)
1.00	0.00	0.7	0.09	0.00	0.99	(0.90)
1.00	0.00	3.1	0.11	0.00	0.99	(0.88)
1.00	0.00	3.2	0.11	0.00	1.00	(0.89)

1.00	0.00	155.3	0.32	0.00	0.53	(0.21)
1.00	0.00	63.5	0.10	0.00	0.63	(0.53)
1.00	0.00	64.9	0.07	0.00	0.59	(0.52)
1.00	0.00	71.0	0.09	0.00	0.59	(0.50)
1.00	0.00	75.4	0.11	0.00	0.59	(0.48)
1.00	0.00	80.5	0.11	0.00	0.60	(0.49)

1.00	0.00	0.4	0.33	0.00	0.97	(0.64)
1.00	0.00	0.6	0.10	0.00	1.02	(0.92)
1.00	0.00	1.1	0.07	0.00	0.99	(0.92)
1.00	0.00	2.0	0.09	0.00	0.99	(0.90)
1.00	0.00	5.2	0.11	0.00	0.99	(0.88)
1.00	0.00	7.7	0.12	0.00	1.00	(0.88)

1.00	0.00	79.2	0.32	0.00	0.42	(0.10)
1.00	0.01	73.9	0.10	0.01	0.48	(0.37)
1.00	0.00	63.8	0.07	0.00	0.44	(0.37)
1.00	0.00	59.2	0.09	0.00	0.44	(0.35)
1.00	0.00	59.5	0.11	0.00	0.44	(0.33)
1.00	0.00	52.0	0.11	0.00	0.45	(0.34)

1.00	0.00	6.0	0.33	0.00	0.89	(0.56)
1.00	0.00	5.2	0.10	0.00	0.94	(0.84)
1.00	0.00	4.2	0.07	0.00	0.91	(0.84)
1.00	0.00	4.6	0.09	0.00	0.91	(0.82)
1.00	0.00	5.6	0.11	0.00	0.91	(0.80)
1.00	0.00	5.6	0.12	0.00	0.92	(0.80)

1.00	0.00	14.2	0.33	0.00	0.69	(0.36)
1.00	0.00	13.9	0.11	0.00	0.75	(0.64)
1.00	0.00	13.0	0.07	0.00	0.71	(0.64)
1.00	0.00	14.4	0.09	0.00	0.71	(0.62)
1.00	0.00	17.4	0.11	0.00	0.71	(0.60)
1.00	0.00	15.8	0.11	0.00	0.72	(0.61)

1.00	0.00	1.6	0.32	0.00	0.49	(0.17)
1.00	0.01	1.8	0.10	0.01	0.55	(0.44)
1.00	0.00	2.0	0.07	0.00	0.51	(0.44)
1.00	0.00	1.5	0.09	0.00	0.51	(0.42)
1.00	0.00	2.2	0.11	0.00	0.51	(0.40)
1.00	0.00	2.5	0.11	0.00	0.52	(0.41)

See accompanying notes to financial statements.	161

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2016 (h)	$11.75	$0.05	$0.42	$0.47	$(0.04)	$—	$(0.04)
Year ended 12/31/2015	12.15	0.17	(0.38)	(0.21)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.37	0.15	0.40	0.55	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.20	0.13	0.57	0.70	(0.13)	(0.40)	(0.53)
Year ended 12/31/2012	11.69	0.17	0.80	0.97	(0.19)	(0.27)	(0.46)
Year ended 12/31/2011	11.51	0.22	0.18	0.40	(0.22)	—	(0.22)
Class B Shares
Six months ended 06/30/2016 (h)	11.83	0.01	0.43	0.44	(0.01)	—	(0.01)
Year ended 12/31/2015	12.23	0.08	(0.38)	(0.30)	(0.05)	(0.05)	(0.10)
Year ended 12/31/2014	12.45	0.08	0.40	0.48	(0.08)	(0.62)	(0.70)
Year ended 12/31/2013	12.27	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.75	0.10	0.81	0.91	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.57	0.14	0.18	0.32	(0.14)	—	(0.14)
Premier Shares (i)
Six months ended 06/30/2016 (h)	12.02	0.07	0.43	0.50	(0.06)	—	(0.06)
Year ended 12/31/2015	12.43	0.17	(0.39)	(0.22)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.64	0.16	0.40	0.56	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.44	0.13	0.59	0.72	(0.12)	(0.40)	(0.52)
Year ended 12/31/2012	11.91	0.17	0.81	0.98	(0.18)	(0.27)	(0.45)
Year ended 12/31/2011	11.73	0.22	0.18	0.40	(0.22)	—	(0.22)
Legacy Class B Shares
Six months ended 06/30/2016 (h)	12.09	0.03	0.44	0.47	(0.03)	—	(0.03)
Year ended 12/31/2015	12.49	0.11	(0.38)	(0.27)	(0.08)	(0.05)	(0.13)
Year ended 12/31/2014	12.69	0.10	0.41	0.51	(0.09)	(0.62)	(0.71)
Year ended 12/31/2013	12.49	0.08	0.59	0.67	(0.07)	(0.40)	(0.47)
Year ended 12/31/2012	11.95	0.12	0.81	0.93	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.76	0.18	0.18	0.36	(0.17)	—	(0.17)
Institutional Shares
Six months ended 06/30/2016 (h)	12.02	0.07	0.44	0.51	(0.07)	—	(0.07)
Year ended 12/31/2015	12.43	0.20	(0.39)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.64	0.19	0.41	0.60	(0.19)	(0.62)	(0.81)
Year ended 12/31/2013	12.44	0.16	0.59	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.92	0.20	0.80	1.00	(0.21)	(0.27)	(0.48)
Year ended 12/31/2011	11.73	0.25	0.19	0.44	(0.25)	—	(0.25)
Class R-1 Shares
Six months ended 06/30/2016 (h)	11.80	0.04	0.42	0.46	(0.04)	—	(0.04)
Year ended 12/31/2015	12.20	0.13	(0.38)	(0.25)	(0.10)	(0.05)	(0.15)
Year ended 12/31/2014	12.42	0.11	0.40	0.51	(0.11)	(0.62)	(0.73)
Year ended 12/31/2013	12.24	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.72	0.13	0.80	0.93	(0.14)	(0.27)	(0.41)
Year ended 12/31/2011	11.54	0.18	0.18	0.36	(0.18)	—	(0.18)
Class R-2 Shares
Six months ended 06/30/2016 (h)	12.06	0.05	0.44	0.49	(0.05)	—	(0.05)
Year ended 12/31/2015	12.46	0.16	(0.38)	(0.22)	(0.13)	(0.05)	(0.18)
Year ended 12/31/2014	12.67	0.14	0.41	0.55	(0.14)	(0.62)	(0.76)
Year ended 12/31/2013	12.48	0.11	0.59	0.70	(0.11)	(0.40)	(0.51)
Year ended 12/31/2012	11.94	0.15	0.83	0.98	(0.17)	(0.27)	(0.44)
Year ended 12/31/2011	11.75	0.21	0.19	0.40	(0.21)	—	(0.21)
Class R-3 Shares
Six months ended 06/30/2016 (h)	12.01	0.07	0.43	0.50	(0.07)	—	(0.07)
Year ended 12/31/2015	12.42	0.19	(0.38)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.63	0.18	0.40	0.58	(0.17)	(0.62)	(0.79)
Year ended 12/31/2013	12.43	0.15	0.60	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.90	0.19	0.81	1.00	(0.20)	(0.27)	(0.47)
Year ended 12/31/2011	11.71	0.25	0.18	0.43	(0.24)	—	(0.24)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested. Net amounts and ratios assuming expense reductions also reflected applicable Expense Reduction Agreements described in Note 7; but ratios absent expense reductions did not reflect otherwise applicable Expense Reduction Agreements described in Note 7.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

162	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$12.18	4.04%	$410.1	0.81%	0.76%	0.81%	0.76%	9%
11.75	(1.67)	852.1	1.04	1.37	1.35	1.06	83
12.15	4.53	780.7	1.07	1.21	1.46	0.82	14
12.37	5.80	652.2	1.07	1.02	1.45	0.64	17
12.20	8.31	483.2	1.14	1.37	1.45	1.06	4
11.69	3.51	352.7	1.17	1.89	1.47	1.59	4

12.26	3.74	8.6	1.51	0.18	1.51	0.18	9
11.83	(2.40)	9.8	1.75	0.62	2.07	0.30	83
12.23	3.87	12.7	1.66	0.61	2.05	0.22	14
12.45	5.51	12.7	1.37	0.72	1.75	0.34	17
12.27	7.65	11.4	1.69	0.81	2.00	0.50	4
11.75	2.85	10.3	1.87	1.18	2.17	0.88	4

12.46	4.17	712.1	0.76	1.28	0.76	1.28	9
12.02	(1.74)	253.1	1.05	1.35	1.36	1.04	83
12.43	4.48	277.5	1.07	1.21	1.46	0.82	14
12.64	5.81	282.7	1.07	1.02	1.45	0.64	17
12.44	8.29	276.9	1.14	1.36	1.45	1.05	4
11.91	3.50	258.3	1.17	1.88	1.47	1.58	4

12.53	3.86	4.7	1.21	0.46	1.21	0.46	9
12.09	(2.10)	5.6	1.45	0.90	1.77	0.58	83
12.49	4.07	9.0	1.47	0.80	1.85	0.42	14
12.69	5.39	14.7	1.48	0.60	1.86	0.22	17
12.49	7.85	23.2	1.54	0.93	1.85	0.62	4
11.95	3.06	34.6	1.57	1.47	1.87	1.17	4

12.46	4.24	104.2	0.56	1.16	0.56	1.16	9
12.02	(1.49)	98.8	0.79	1.61	1.11	1.29	83
12.43	4.76	96.7	0.82	1.46	1.21	1.07	14
12.64	6.15	89.8	0.82	1.27	1.20	0.89	17
12.44	8.47	78.5	0.89	1.62	1.20	1.31	4
11.92	3.78	64.6	0.92	2.14	1.22	1.84	4

12.22	3.86	7.8	1.13	0.60	1.13	0.60	9
11.80	(1.99)	6.8	1.36	1.04	1.68	0.72	83
12.20	4.16	6.6	1.39	0.89	1.78	0.50	14
12.42	5.50	6.4	1.39	0.70	1.77	0.32	17
12.24	8.00	5.8	1.46	1.03	1.77	0.72	4
11.72	3.16	5.3	1.49	1.56	1.79	1.26	4

12.50	4.03	27.0	0.93	0.79	0.93	0.79	9
12.06	(1.84)	25.0	1.16	1.26	1.47	0.95	83
12.46	4.44	23.6	1.19	1.09	1.58	0.70	14
12.67	5.64	19.9	1.19	0.89	1.57	0.51	17
12.48	8.14	19.1	1.26	1.23	1.57	0.92	4
11.94	3.38	16.6	1.29	1.77	1.59	1.47	4

12.44	4.13	1.8	0.63	1.09	0.63	1.09	9
12.01	(1.55)	1.8	0.87	1.52	1.18	1.21	83
12.42	4.68	1.8	0.89	1.39	1.28	1.00	14
12.63	6.09	1.7	0.89	1.20	1.27	0.82	17
12.43	8.44	1.6	0.96	1.53	1.27	1.22	4
11.90	3.71	1.6	0.99	2.06	1.29	1.76	4

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath Retirement Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 16%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the years ended 2012 and 2011, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 13% and 20% for the years ended 2012 and 2011, respectively.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	163

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2016 (h)	$13.57	$0.06	$0.47	$0.53	$—	$—	$—
Year ended 12/31/2015	14.06	0.20	(0.46)	(0.26)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.45	0.18	0.50	0.68	(0.17)	(0.90)	(1.07)
Year ended 12/31/2013	13.91	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.79	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.86	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Class B Shares
Six months ended 06/30/2016 (h)	13.50	0.02	0.46	0.48	—	—	—
Year ended 12/31/2015	13.97	0.09	(0.45)	(0.36)	(0.05)	(0.06)	(0.11)
Year ended 12/31/2014	14.36	0.07	0.50	0.57	(0.06)	(0.90)	(0.96)
Year ended 12/31/2013	13.82	0.07	1.13	1.20	(0.07)	(0.59)	(0.66)
Year ended 12/31/2012	12.72	0.10	1.14	1.24	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.13	(0.08)	0.05	(0.12)	—	(0.12)
Premier Shares (i)
Six months ended 06/30/2016 (h)	13.53	0.09	0.44	0.53	—	—	—
Year ended 12/31/2015	14.01	0.20	(0.45)	(0.25)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.40	0.18	0.49	0.67	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.74	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.81	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Legacy Class B Shares
Six months ended 06/30/2016 (h)	13.63	0.04	0.46	0.50	—	—	—
Year ended 12/31/2015	14.09	0.13	(0.44)	(0.31)	(0.09)	(0.06)	(0.15)
Year ended 12/31/2014	14.45	0.12	0.50	0.62	(0.08)	(0.90)	(0.98)
Year ended 12/31/2013	13.88	0.10	1.14	1.24	(0.08)	(0.59)	(0.67)
Year ended 12/31/2012	12.74	0.13	1.15	1.28	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.16	(0.07)	0.09	(0.14)	—	(0.14)
Institutional Shares
Six months ended 06/30/2016 (h)	13.61	0.09	0.46	0.55	—	—	—
Year ended 12/31/2015	14.10	0.23	(0.46)	(0.23)	(0.20)	(0.06)	(0.26)
Year ended 12/31/2014	14.49	0.22	0.49	0.71	(0.20)	(0.90)	(1.10)
Year ended 12/31/2013	13.93	0.20	1.15	1.35	(0.20)	(0.59)	(0.79)
Year ended 12/31/2012	12.81	0.23	1.15	1.38	(0.24)	(0.02)	(0.26)
Year ended 12/31/2011	12.88	0.25	(0.08)	0.17	(0.24)	—	(0.24)
Class R-1 Shares
Six months ended 06/30/2016 (h)	13.51	0.04	0.47	0.51	—	—	—
Year ended 12/31/2015	14.00	0.15	(0.46)	(0.31)	(0.12)	(0.06)	(0.18)
Year ended 12/31/2014	14.39	0.13	0.50	0.63	(0.12)	(0.90)	(1.02)
Year ended 12/31/2013	13.84	0.12	1.14	1.26	(0.12)	(0.59)	(0.71)
Year ended 12/31/2012	12.73	0.15	1.15	1.30	(0.17)	(0.02)	(0.19)
Year ended 12/31/2011	12.81	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Class R-2 Shares
Six months ended 06/30/2016 (h)	13.52	0.06	0.46	0.52	—	—	—
Year ended 12/31/2015	14.00	0.18	(0.45)	(0.27)	(0.15)	(0.06)	(0.21)
Year ended 12/31/2014	14.40	0.16	0.50	0.66	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.15	1.13	1.28	(0.15)	(0.59)	(0.74)
Year ended 12/31/2012	12.75	0.18	1.15	1.33	(0.20)	(0.02)	(0.22)
Year ended 12/31/2011	12.82	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Class R-3 Shares
Six months ended 06/30/2016 (h)	13.59	0.08	0.46	0.54	—	—	—
Year ended 12/31/2015	14.07	0.22	(0.45)	(0.23)	(0.19)	(0.06)	(0.25)
Year ended 12/31/2014	14.46	0.21	0.49	0.70	(0.19)	(0.90)	(1.09)
Year ended 12/31/2013	13.90	0.19	1.15	1.34	(0.19)	(0.59)	(0.78)
Year ended 12/31/2012	12.76	0.22	1.16	1.38	(0.22)	(0.02)	(0.24)
Year ended 12/31/2011	12.83	0.24	(0.08)	0.16	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested. Net amounts and ratios assuming expense reductions also reflected applicable Expense Reduction Agreements described in Note 7; but ratios absent expense reductions did not reflect otherwise applicable Expense Reduction Agreements described in Note 7.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

164	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$14.10	3.91%	$862.7	0.80%	0.85%	0.80%	0.85%	9%
13.57	(1.86)	1,320.9	1.03	1.43	1.36	1.10	81
14.06	4.73	1,212.0	1.05	1.21	1.46	0.80	21
14.45	9.34	989.9	1.04	1.18	1.44	0.78	19
13.91	10.59	727.4	1.11	1.47	1.45	1.13	5
12.79	1.12	537.2	1.13	1.70	1.45	1.38	5

13.98	3.56	24.0	1.50	0.26	1.50	0.26	9
13.50	(2.57)	26.9	1.73	0.67	2.07	0.33	81
13.97	3.97	32.9	1.75	0.51	2.16	0.10	21
14.36	8.66	32.8	1.74	0.46	2.15	0.05	19
13.82	9.75	28.4	1.81	0.75	2.15	0.41	5
12.72	0.42	24.1	1.83	0.98	2.15	0.66	5

14.06	3.92	945.9	0.76	1.38	0.76	1.38	9
13.53	(1.83)	425.8	1.03	1.40	1.37	1.06	81
14.01	4.71	453.9	1.05	1.21	1.46	0.80	21
14.40	9.32	434.3	1.04	1.16	1.45	0.75	19
13.86	10.59	399.0	1.11	1.45	1.45	1.11	5
12.74	1.09	356.9	1.13	1.68	1.45	1.36	5

14.13	3.67	13.5	1.20	0.55	1.20	0.55	9
13.63	(2.22)	16.1	1.43	0.95	1.78	0.60	81
14.09	4.30	22.6	1.45	0.80	1.86	0.39	21
14.45	8.90	33.6	1.45	0.71	1.85	0.31	19
13.88	10.11	46.9	1.52	1.00	1.85	0.67	5
12.74	0.71	62.5	1.53	1.26	1.85	0.94	5

14.16	4.04	204.3	0.55	1.25	0.55	1.25	9
13.61	(1.62)	196.4	0.78	1.66	1.12	1.32	81
14.10	4.95	197.0	0.80	1.46	1.21	1.05	21
14.49	9.69	171.4	0.79	1.41	1.20	1.00	19
13.93	10.80	145.4	0.86	1.70	1.20	1.36	5
12.81	1.34	125.4	0.88	1.94	1.20	1.62	5

14.02	3.77	20.7	1.12	0.66	1.12	0.66	9
13.51	(2.20)	19.9	1.35	1.09	1.68	0.76	81
14.00	4.37	17.7	1.37	0.88	1.78	0.47	21
14.39	9.07	17.5	1.36	0.83	1.77	0.42	19
13.84	10.16	16.4	1.43	1.14	1.77	0.80	5
12.73	0.77	13.1	1.45	1.35	1.77	1.03	5

14.04	3.85	63.2	0.92	0.89	0.92	0.89	9
13.52	(1.93)	57.0	1.15	1.28	1.49	0.94	81
14.00	4.58	58.3	1.17	1.09	1.58	0.68	21
14.40	9.21	45.2	1.16	1.03	1.57	0.62	19
13.86	10.43	40.8	1.23	1.35	1.57	1.01	5
12.75	0.99	30.4	1.25	1.57	1.57	1.25	5

14.13	3.97	3.6	0.62	1.19	0.62	1.19	9
13.59	(1.66)	3.3	0.85	1.55	1.19	1.21	81
14.07	4.88	4.4	0.87	1.40	1.28	0.99	21
14.46	9.58	2.9	0.87	1.34	1.27	0.94	19
13.90	10.77	2.7	0.94	1.59	1.28	1.25	5
12.76	1.29	2.7	0.95	1.85	1.27	1.53	5

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2020 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 14%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the years ended 2012 and 2011, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15% and 23% for the years ended 2012 and 2011, respectively.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	165

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2016 (h)	$14.20	$0.07	$0.43	$0.50	$—	$—	$—
Year ended 12/31/2015	14.73	0.23	(0.52)	(0.29)	(0.17)	(0.07)	(0.24)
Year ended 12/31/2014	15.27	0.19	0.57	0.76	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.22	0.20	1.70	1.90	(0.21)	(0.64)	(0.85)
Year ended 12/31/2012	12.82	0.21	1.41	1.62	(0.22)	—	(0.22)
Year ended 12/31/2011	13.15	0.20	(0.34)	(0.14)	(0.19)	—	(0.19)
Class B Shares
Six months ended 06/30/2016 (h)	14.15	0.06	0.43	0.49	—	—	—
Year ended 12/31/2015	14.66	0.13	(0.51)	(0.38)	(0.06)	(0.07)	(0.13)
Year ended 12/31/2014	15.20	0.08	0.56	0.64	(0.05)	(1.13)	(1.18)
Year ended 12/31/2013	14.16	0.09	1.69	1.78	(0.10)	(0.64)	(0.74)
Year ended 12/31/2012	12.77	0.11	1.40	1.51	(0.12)	—	(0.12)
Year ended 12/31/2011	13.10	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)
Premier Shares (i)
Six months ended 06/30/2016 (h)	14.23	0.11	0.40	0.51	—	—	—
Year ended 12/31/2015	14.76	0.22	(0.52)	(0.30)	(0.16)	(0.07)	(0.23)
Year ended 12/31/2014	15.29	0.19	0.58	0.77	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.23	0.20	1.70	1.90	(0.20)	(0.64)	(0.84)
Year ended 12/31/2012	12.83	0.21	1.40	1.61	(0.21)	—	(0.21)
Year ended 12/31/2011	13.15	0.20	(0.33)	(0.13)	(0.19)	—	(0.19)
Legacy Class B Shares
Six months ended 06/30/2016 (h)	14.28	0.05	0.43	0.48	—	—	—
Year ended 12/31/2015	14.79	0.15	(0.51)	(0.36)	(0.08)	(0.07)	(0.15)
Year ended 12/31/2014	15.30	0.12	0.58	0.70	(0.08)	(1.13)	(1.21)
Year ended 12/31/2013	14.21	0.12	1.72	1.84	(0.11)	(0.64)	(0.75)
Year ended 12/31/2012	12.79	0.15	1.40	1.55	(0.13)	—	(0.13)
Year ended 12/31/2011	13.10	0.14	(0.33)	(0.19)	(0.12)	—	(0.12)
Institutional Shares
Six months ended 06/30/2016 (h)	14.30	0.10	0.42	0.52	—	—	—
Year ended 12/31/2015	14.83	0.26	(0.52)	(0.26)	(0.20)	(0.07)	(0.27)
Year ended 12/31/2014	15.36	0.23	0.58	0.81	(0.21)	(1.13)	(1.34)
Year ended 12/31/2013	14.29	0.24	1.71	1.95	(0.24)	(0.64)	(0.88)
Year ended 12/31/2012	12.88	0.25	1.41	1.66	(0.25)	—	(0.25)
Year ended 12/31/2011	13.21	0.23	(0.34)	(0.11)	(0.22)	—	(0.22)
Class R-1 Shares
Six months ended 06/30/2016 (h)	14.13	0.06	0.42	0.48	—	—	—
Year ended 12/31/2015	14.66	0.18	(0.52)	(0.34)	(0.12)	(0.07)	(0.19)
Year ended 12/31/2014	15.20	0.14	0.56	0.70	(0.11)	(1.13)	(1.24)
Year ended 12/31/2013	14.16	0.15	1.69	1.84	(0.16)	(0.64)	(0.80)
Year ended 12/31/2012	12.76	0.16	1.41	1.57	(0.17)	—	(0.17)
Year ended 12/31/2011	13.08	0.15	(0.32)	(0.17)	(0.15)	—	(0.15)
Class R-2 Shares
Six months ended 06/30/2016 (h)	14.18	0.07	0.42	0.49	—	—	—
Year ended 12/31/2015	14.71	0.21	(0.52)	(0.31)	(0.15)	(0.07)	(0.22)
Year ended 12/31/2014	15.26	0.17	0.57	0.74	(0.16)	(1.13)	(1.29)
Year ended 12/31/2013	14.20	0.17	1.71	1.88	(0.18)	(0.64)	(0.82)
Year ended 12/31/2012	12.81	0.20	1.40	1.60	(0.21)	—	(0.21)
Year ended 12/31/2011	13.13	0.19	(0.34)	(0.15)	(0.17)	—	(0.17)
Class R-3 Shares
Six months ended 06/30/2016 (h)	14.31	0.10	0.43	0.53	—	—	—
Year ended 12/31/2015	14.84	0.24	(0.52)	(0.28)	(0.18)	(0.07)	(0.25)
Year ended 12/31/2014	15.37	0.22	0.58	0.80	(0.20)	(1.13)	(1.33)
Year ended 12/31/2013	14.29	0.22	1.72	1.94	(0.22)	(0.64)	(0.86)
Year ended 12/31/2012	12.87	0.23	1.42	1.65	(0.23)	—	(0.23)
Year ended 12/31/2011	13.19	0.22	(0.33)	(0.11)	(0.21)	—	(0.21)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested. Net amounts and ratios assuming expense reductions also reflected applicable Expense Reduction Agreements described in Note 7; but ratios absent expense reductions did not reflect otherwise applicable Expense Reduction Agreements described in Note 7.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

166	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$14.70	3.52%	$1,012.5	0.80%	0.98%	0.80%	0.98%	6%
14.20	(1.99)	1,323.7	1.00	1.52	1.36	1.16	81
14.73	4.90	1,153.7	1.02	1.22	1.47	0.77	33
15.27	13.40	927.4	1.02	1.34	1.45	0.91	22
14.22	12.61	657.8	1.10	1.54	1.46	1.18	5
12.82	(1.04)	483.8	1.12	1.52	1.45	1.19	7

14.64	3.46	32.2	1.00	0.89	1.00	0.89	6
14.15	(2.60)	35.3	1.59	0.86	1.96	0.49	81
14.66	4.21	42.8	1.72	0.51	2.17	0.06	33
15.20	12.58	41.8	1.73	0.62	2.16	0.19	22
14.16	11.84	34.4	1.80	0.83	2.16	0.47	5
12.77	(1.74)	28.3	1.82	0.80	2.15	0.47	7

14.74	3.58	761.8	0.76	1.72	0.76	1.72	6
14.23	(2.03)	347.7	1.00	1.48	1.37	1.11	81
14.76	4.98	362.1	1.02	1.21	1.47	0.76	33
15.29	13.34	341.8	1.03	1.31	1.46	0.88	22
14.23	12.56	296.6	1.10	1.52	1.46	1.16	5
12.83	(1.00)	258.1	1.11	1.50	1.45	1.16	7

14.76	3.36	13.4	1.20	0.67	1.20	0.67	6
14.28	(2.43)	15.6	1.41	1.03	1.78	0.66	81
14.79	4.54	21.6	1.42	0.80	1.87	0.35	33
15.30	12.91	30.5	1.43	0.82	1.86	0.39	22
14.21	12.15	41.5	1.50	1.06	1.85	0.71	5
12.79	(1.44)	50.6	1.51	1.07	1.85	0.73	7

14.82	3.64	244.9	0.55	1.41	0.55	1.41	6
14.30	(1.76)	230.7	0.75	1.75	1.11	1.39	81
14.83	5.23	221.5	0.77	1.47	1.22	1.02	33
15.36	13.63	191.9	0.78	1.57	1.21	1.14	22
14.29	12.86	153.5	0.85	1.78	1.21	1.42	5
12.88	(0.82)	125.4	0.87	1.76	1.20	1.43	7

14.61	3.40	34.2	1.12	0.84	1.12	0.84	6
14.13	(2.30)	31.4	1.32	1.20	1.68	0.84	81
14.66	4.59	25.8	1.34	0.89	1.79	0.44	33
15.20	12.99	24.9	1.34	1.01	1.77	0.58	22
14.16	12.32	19.8	1.42	1.19	1.78	0.83	5
12.76	(1.32)	16.3	1.43	1.16	1.77	0.82	7

14.67	3.46	66.6	0.92	1.04	0.92	1.04	6
14.18	(2.11)	59.2	1.12	1.40	1.48	1.04	81
14.71	4.79	52.3	1.14	1.10	1.59	0.65	33
15.26	13.23	41.7	1.15	1.15	1.58	0.72	22
14.20	12.45	40.4	1.22	1.43	1.58	1.07	5
12.81	(1.11)	26.3	1.24	1.41	1.57	1.08	7

14.84	3.70	3.8	0.62	1.36	0.62	1.36	6
14.31	(1.88)	3.4	0.83	1.62	1.19	1.26	81
14.84	5.15	4.4	0.84	1.40	1.29	0.95	33
15.37	13.56	3.7	0.85	1.47	1.28	1.04	22
14.29	12.85	3.5	0.92	1.69	1.28	1.33	5
12.87	(0.85)	2.9	0.93	1.66	1.27	1.32	7

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2030 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 15%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the years ended 2012 and 2011, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 16% and 20% for the years ended 2012 and 2011, respectively.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	167

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2016 (h)	$14.68	$0.09	$0.38	$0.47	$—	$—	$—
Year ended 12/31/2015	15.31	0.24	(0.58)	(0.34)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	15.99	0.20	0.62	0.82	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.46	0.23	2.18	2.41	(0.23)	(0.65)	(0.88)
Year ended 12/31/2012	12.85	0.22	1.62	1.84	(0.23)	—	(0.23)
Year ended 12/31/2011	13.41	0.18	(0.56)	(0.38)	(0.18)	—	(0.18)
Class B Shares
Six months ended 06/30/2016 (h)	14.62	0.07	0.38	0.45	—	—	—
Year ended 12/31/2015	15.22	0.14	(0.56)	(0.42)	(0.10)	(0.08)	(0.18)
Year ended 12/31/2014	15.90	0.08	0.62	0.70	(0.06)	(1.32)	(1.38)
Year ended 12/31/2013	14.40	0.11	2.16	2.27	(0.12)	(0.65)	(0.77)
Year ended 12/31/2012	12.80	0.12	1.61	1.73	(0.13)	—	(0.13)
Year ended 12/31/2011	13.35	0.09	(0.55)	(0.46)	(0.09)	—	(0.09)
Premier Shares (i)
Six months ended 06/30/2016 (h)	14.74	0.11	0.36	0.47	—	—	—
Year ended 12/31/2015	15.36	0.24	(0.57)	(0.33)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	16.03	0.20	0.63	0.83	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.50	0.22	2.18	2.40	(0.22)	(0.65)	(0.87)
Year ended 12/31/2012	12.88	0.22	1.62	1.84	(0.22)	—	(0.22)
Year ended 12/31/2011	13.42	0.18	(0.55)	(0.37)	(0.17)	—	(0.17)
Legacy Class B Shares
Six months ended 06/30/2016 (h)	14.80	0.06	0.39	0.45	—	—	—
Year ended 12/31/2015	15.41	0.17	(0.58)	(0.41)	(0.12)	(0.08)	(0.20)
Year ended 12/31/2014	16.05	0.13	0.64	0.77	(0.09)	(1.32)	(1.41)
Year ended 12/31/2013	14.50	0.14	2.20	2.34	(0.14)	(0.65)	(0.79)
Year ended 12/31/2012	12.87	0.16	1.62	1.78	(0.15)	—	(0.15)
Year ended 12/31/2011	13.40	0.12	(0.54)	(0.42)	(0.11)	—	(0.11)
Institutional Shares
Six months ended 06/30/2016 (h)	14.81	0.11	0.38	0.49	—	—	—
Year ended 12/31/2015	15.44	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.11	0.24	0.63	0.87	(0.22)	(1.32)	(1.54)
Year ended 12/31/2013	14.56	0.27	2.19	2.46	(0.26)	(0.65)	(0.91)
Year ended 12/31/2012	12.93	0.26	1.63	1.89	(0.26)	—	(0.26)
Year ended 12/31/2011	13.48	0.22	(0.56)	(0.34)	(0.21)	—	(0.21)
Class R-1 Shares
Six months ended 06/30/2016 (h)	14.61	0.07	0.37	0.44	—	—	—
Year ended 12/31/2015	15.25	0.20	(0.59)	(0.39)	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	15.92	0.15	0.62	0.77	(0.12)	(1.32)	(1.44)
Year ended 12/31/2013	14.41	0.17	2.17	2.34	(0.18)	(0.65)	(0.83)
Year ended 12/31/2012	12.80	0.17	1.62	1.79	(0.18)	—	(0.18)
Year ended 12/31/2011	13.34	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2016 (h)	14.68	0.08	0.38	0.46	—	—	—
Year ended 12/31/2015	15.30	0.22	(0.57)	(0.35)	(0.19)	(0.08)	(0.27)
Year ended 12/31/2014	15.99	0.18	0.62	0.80	(0.17)	(1.32)	(1.49)
Year ended 12/31/2013	14.46	0.20	2.18	2.38	(0.20)	(0.65)	(0.85)
Year ended 12/31/2012	12.85	0.21	1.61	1.82	(0.21)	—	(0.21)
Year ended 12/31/2011	13.40	0.17	(0.56)	(0.39)	(0.16)	—	(0.16)
Class R-3 Shares
Six months ended 06/30/2016 (h)	14.97	0.11	0.38	0.49	—	—	—
Year ended 12/31/2015	15.60	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.26	0.24	0.63	0.87	(0.21)	(1.32)	(1.53)
Year ended 12/31/2013	14.70	0.25	2.21	2.46	(0.25)	(0.65)	(0.90)
Year ended 12/31/2012	13.05	0.24	1.65	1.89	(0.24)	—	(0.24)
Year ended 12/31/2011	13.60	0.21	(0.56)	(0.35)	(0.20)	—	(0.20)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested. Net amounts and ratios assuming expense reductions also reflected applicable Expense Reduction Agreements described in Note 7; but ratios absent expense reductions did not reflect otherwise applicable Expense Reduction Agreements described in Note 7.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

168	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$15.15	3.20%	$806.7	0.81%	1.22%	0.81%	1.22%	4%
14.68	(2.21)	816.4	0.98	1.58	1.36	1.20	80
15.31	5.12	719.1	1.01	1.23	1.47	0.77	42
15.99	16.65	579.2	1.01	1.47	1.46	1.02	26
14.46	14.29	407.1	1.09	1.60	1.47	1.22	4
12.85	(2.85)	297.6	1.10	1.36	1.46	1.00	8

15.07	3.08	33.0	1.01	1.00	1.01	1.00	4
14.62	(2.76)	36.4	1.57	0.91	1.96	0.52	80
15.22	4.38	44.1	1.71	0.52	2.17	0.06	42
15.90	15.75	41.7	1.72	0.73	2.17	0.28	26
14.40	13.52	34.0	1.79	0.88	2.17	0.50	4
12.80	(3.47)	27.6	1.80	0.65	2.16	0.29	8

15.21	3.19	343.1	0.78	1.51	0.78	1.51	4
14.74	(2.18)	258.8	0.99	1.54	1.37	1.16	80
15.36	5.13	264.3	1.01	1.22	1.47	0.76	42
16.03	16.56	249.1	1.02	1.43	1.47	0.98	26
14.50	14.29	210.0	1.09	1.57	1.47	1.19	4
12.88	(2.81)	182.2	1.10	1.34	1.46	0.98	8

15.25	3.04	13.3	1.21	0.78	1.21	0.78	4
14.80	(2.64)	15.2	1.39	1.07	1.78	0.68	80
15.41	4.76	20.4	1.41	0.80	1.87	0.34	42
16.05	16.09	28.1	1.42	0.93	1.87	0.48	26
14.50	13.81	33.8	1.49	1.12	1.87	0.74	4
12.87	(3.15)	38.5	1.50	0.92	1.86	0.56	8

15.30	3.31	304.2	0.56	1.54	0.56	1.54	4
14.81	(1.98)	282.3	0.73	1.81	1.11	1.43	80
15.44	5.37	265.5	0.76	1.48	1.22	1.02	42
16.11	16.90	221.4	0.77	1.69	1.22	1.24	26
14.56	14.59	170.7	0.84	1.84	1.22	1.46	4
12.93	(2.55)	136.2	0.85	1.60	1.21	1.24	8

15.05	3.01	26.1	1.13	0.95	1.13	0.95	4
14.61	(2.55)	24.0	1.30	1.29	1.68	0.91	80
15.25	4.79	18.5	1.33	0.90	1.79	0.44	42
15.92	16.27	18.4	1.34	1.11	1.79	0.66	26
14.41	13.92	15.3	1.41	1.26	1.79	0.88	4
12.80	(3.08)	12.3	1.42	1.00	1.78	0.64	8

15.14	3.13	49.6	0.93	1.17	0.93	1.17	4
14.68	(2.27)	45.9	1.10	1.44	1.48	1.06	80
15.30	4.96	43.9	1.13	1.12	1.59	0.66	42
15.99	16.48	33.9	1.14	1.28	1.58	0.84	26
14.46	14.15	30.7	1.21	1.47	1.59	1.09	4
12.85	(2.91)	22.9	1.22	1.25	1.58	0.89	8

15.46	3.27	5.4	0.63	1.47	0.63	1.47	4
14.97	(2.02)	5.0	0.80	1.76	1.18	1.38	80
15.60	5.32	4.3	0.83	1.41	1.29	0.95	42
16.26	16.71	3.5	0.84	1.61	1.29	1.16	26
14.70	14.50	3.0	0.91	1.73	1.29	1.35	4
13.05	(2.60)	2.4	0.92	1.51	1.28	1.15	8

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2040 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 13%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the years ended 2012 and 2011, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 14% and 20% for the years ended 2012 and 2011, respectively.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	169

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2016 (h)	$10.06	$0.06	$0.25	$0.31	$—	$—	$—
Year ended 12/31/2015	10.46	0.16	(0.40)	(0.24)	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	10.79	0.13	0.46	0.59	(0.12)	(0.80)	(0.92)
Year ended 12/31/2013	9.63	0.17	1.69	1.86	(0.15)	(0.55)	(0.70)
Year ended 12/31/2012	8.60	0.15	1.19	1.34	(0.14)	(0.17)	(0.31)
Year ended 12/31/2011	9.39	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Premier Shares
Period ended 06/30/2016 (h)(i)	10.20	0.06	0.11	0.17	—	—	—
Class R-1 Shares
Six months ended 06/30/2016 (h)	10.09	0.05	0.24	0.29	—	—	—
Year ended 12/31/2015	10.49	0.13	(0.40)	(0.27)	(0.09)	(0.04)	(0.13)
Year ended 12/31/2014	10.83	0.10	0.44	0.54	(0.08)	(0.80)	(0.88)
Year ended 12/31/2013	9.66	0.13	1.70	1.83	(0.11)	(0.55)	(0.66)
Year ended 12/31/2012	8.62	0.12	1.20	1.32	(0.11)	(0.17)	(0.28)
Year ended 12/31/2011	9.42	0.08	(0.51)	(0.43)	(0.07)	(0.30)	(0.37)
Class R-2 Shares
Six months ended 06/30/2016 (h)	10.10	0.06	0.24	0.30	—	—	—
Year ended 12/31/2015	10.50	0.15	(0.40)	(0.25)	(0.11)	(0.04)	(0.15)
Year ended 12/31/2014	10.84	0.12	0.45	0.57	(0.11)	(0.80)	(0.91)
Year ended 12/31/2013	9.66	0.14	1.71	1.85	(0.12)	(0.55)	(0.67)
Year ended 12/31/2012	8.63	0.14	1.19	1.33	(0.13)	(0.17)	(0.30)
Year ended 12/31/2011	9.42	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested. Net amounts and ratios assuming expense reductions also reflected applicable Expense Reduction Agreements described in Note 7; but ratios absent expense reductions did not reflect otherwise applicable Expense Reduction Agreements described in Note 7.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Premier shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2050 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 26%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the years ended 2012 and 2011, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15% and 19% for the years ended 2012 and 2011, respectively.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2016, the period is from the commencement of investment operations on May 16, 2016.

170	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$10.37	3.08%	$255.6	0.84%	1.12%	0.87%	1.09%	4%
10.06	(2.35)	296.4	1.01	1.57	1.44	1.14	81
10.46	5.40	239.4	1.04	1.20	1.53	0.71	48
10.79	19.34	170.7	1.08	1.60	1.56	1.12	28
9.63	15.54	104.3	1.14	1.61	1.60	1.15	5
8.60	(4.25)	62.2	1.13	1.23	1.63	0.73	13

10.37	1.67	80.8	0.73	5.60	0.73	5.60	4

10.38	2.87	9.0	1.16	1.07	1.18	1.05	4
10.09	(2.61)	7.3	1.33	1.26	1.76	0.83	81
10.49	4.94	5.5	1.36	0.87	1.85	0.38	48
10.83	19.02	4.6	1.40	1.26	1.88	0.78	28
9.66	15.29	3.5	1.46	1.27	1.92	0.81	5
8.62	(4.61)	2.5	1.45	0.89	1.95	0.39	13

10.40	2.97	15.5	0.96	1.16	0.99	1.13	4
10.10	(2.43)	14.6	1.13	1.47	1.56	1.04	81
10.50	5.20	11.5	1.16	1.08	1.65	0.59	48
10.84	19.21	7.5	1.21	1.32	1.68	0.85	28
9.66	15.37	4.9	1.26	1.52	1.72	1.06	5
8.63	(4.26)	2.9	1.26	1.15	1.74	0.67	13

See accompanying notes to financial statements.	171

P.O. Box 219548 U.S. POSTAGE
Kansas City, MO 64121-9548 PAID
LANCASTER, PA
FORWARDING SERVICE REQUESTED PERMIT NO. 1275
PRESORTED STANDARD
Not
FDIC
Insured
May Lose Value
No Bank Guarantee
There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.
8-2016
120-6345 b.15-CH
AP2016/08/9816
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-4930.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 24, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 24, 2016